UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

1(a):

Annual Report
March 31, 2022
MFS® Municipal Series Trust
For the states of:
Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts
MSTA-ANN

MFS® Municipal Series Trust
For the states of: Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts
Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
As a result of Russia’s invasion of Ukraine, the danger of wider geopolitical conflict has risen to a level not seen in decades, and this comes as sanctions aimed at countering Russia’s actions are exacerbating already mounting inflation. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve recently raised rates for the first time since 2018 and indicated that it is likely to tighten policy much more over the coming year. Meanwhile, the unsettled geopolitical backdrop and tighter financial conditions have led to increased volatility.
There are, however, encouraging signs for the markets. The number of coronavirus cases outside of Asia remains well below prior peaks, unemployment is low, and there are signs that some global supply chain bottlenecks are beginning to ease, though lockdowns in China and disruptions stemming from Russia's invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and try to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
May 13, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
MFS Alabama Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Universities - Colleges	21.1%
General Obligations - General Purpose	17.5%
Water & Sewer Utility Revenue	11.0%
Sales & Excise Tax Revenue	10.1%
Healthcare Revenue - Hospitals	9.8%
Composition including fixed income credit quality (a)(i)
AAA	3.3%
AA	39.4%
A	37.2%
BBB	5.8%
BB	1.2%
CC	0.1%
D	0.7%
Not Rated	6.6%
Cash & Cash Equivalents	5.7%
Portfolio facts (i)
Average Duration (d)	6.3
Average Effective Maturity (m)	13.5 yrs.
Jurisdiction (i)
Alabama	81.4%
Puerto Rico	4.8%
Maryland	0.8%
California	0.8%
South Carolina	0.7%
Guam	0.7%
Utah	0.6%
Illinois	0.6%
New York	0.5%
New Jersey	0.5%
Tennessee	0.4%
Pennsylvania	0.4%
Colorado	0.4%
Massachusetts	0.4%
Virginia	0.3%
Ohio	0.2%
Connecticut	0.2%
Texas	0.2%
Iowa	0.1%
Wisconsin	0.1%
Michigan	0.1%
Indiana	0.1%
Minnesota (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2022.
The portfolio is actively managed and current holdings may be different.
2

Portfolio Composition - continued
MFS Arkansas Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Sales & Excise Tax Revenue	18.7%
Universities - Colleges	14.7%
Water & Sewer Utility Revenue	11.6%
Healthcare Revenue - Hospitals	10.8%
General Obligations - Schools	10.5%
Composition including fixed income credit quality (a)(i)
AAA	1.2%
AA	51.6%
A	24.1%
BBB	11.0%
BB	2.1%
C	0.1%
D	0.9%
Not Rated	9.4%
Cash & Cash Equivalents	(0.4)%
Portfolio facts (i)
Average Duration (d)	6.2
Average Effective Maturity (m)	13.9 yrs.
Jurisdiction (i)
Arkansas	76.7%
Puerto Rico	5.8%
Guam	2.9%
New Jersey	2.9%
Illinois	2.3%
New York	1.4%
Massachusetts	1.1%
Texas	0.8%
Ohio	0.8%
Pennsylvania	0.8%
California	0.7%
Maryland	0.7%
North Carolina	0.7%
Colorado	0.6%
Iowa	0.4%
Michigan	0.4%
South Carolina	0.3%
Wisconsin	0.3%
Connecticut	0.2%
Washington DC	0.2%
Utah	0.1%
Tennessee	0.1%
Virginia	0.1%
Indiana	0.1%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts and disbursements.
Percentages are based on net assets as of March 31, 2022.
The portfolio is actively managed and current holdings may be different.
3

Portfolio Composition - continued
MFS California Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
General Obligations - Schools	17.5%
Healthcare Revenue - Hospitals	12.1%
Airport Revenue	6.5%
Tax Assessment	6.1%
General Obligations - General Purpose	5.5%
Composition including fixed income credit quality (a)(i)
AAA	1.5%
AA	31.6%
A	25.1%
BBB	17.3%
BB	2.4%
B	0.3%
C	0.1%
D	1.0%
Not Rated	15.7%
Cash & Cash Equivalents	5.0%
Portfolio facts (i)
Average Duration (d)	7.3
Average Effective Maturity (m)	18.0 yrs.
Jurisdiction (i)
California	86.1%
Puerto Rico	5.2%
Illinois	0.5%
Guam	0.5%
Pennsylvania	0.4%
Tennessee	0.4%
Texas	0.3%
New Jersey	0.3%
Wisconsin	0.3%
Maryland	0.3%
Ohio	0.3%
New York	0.2%
Virginia	0.1%
Minnesota	0.1%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2022.
The portfolio is actively managed and current holdings may be different.
4

Portfolio Composition - continued
MFS Georgia Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Universities - Colleges	18.7%
Healthcare Revenue - Hospitals	11.6%
General Obligations - Schools	10.9%
General Obligations - General Purpose	10.8%
Water & Sewer Utility Revenue	8.5%
Composition including fixed income credit quality (a)(i)
AAA	9.9%
AA	40.9%
A	31.7%
BBB	6.0%
BB	1.1%
CC	0.1%
C	0.1%
D	0.8%
Not Rated	5.9%
Cash & Cash Equivalents	3.5%
Portfolio facts (i)
Average Duration (d)	6.3
Average Effective Maturity (m)	13.5 yrs.
Jurisdiction (i)
Georgia	81.5%
Puerto Rico	4.3%
California	1.2%
Illinois	1.1%
New Jersey	1.1%
Maryland	0.9%
Massachusetts	0.7%
Virginia	0.7%
Guam	0.7%
Ohio	0.6%
Pennsylvania	0.5%
Connecticut	0.5%
New York	0.5%
South Carolina	0.5%
Iowa	0.4%
Tennessee	0.3%
Texas	0.2%
Washington DC	0.2%
Wisconsin	0.2%
Michigan	0.2%
Indiana	0.1%
Minnesota	0.1%
Colorado (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2022.
The portfolio is actively managed and current holdings may be different.
5

Portfolio Composition - continued
MFS Maryland Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
General Obligations - General Purpose	23.4%
Healthcare Revenue - Hospitals	16.0%
State & Local Agencies	7.3%
Universities - Colleges	7.0%
Multi-Family Housing Revenue	6.1%
Composition including fixed income credit quality (a)(i)
AAA	24.4%
AA	25.1%
A	20.3%
BBB	13.3%
BB	0.8%
B	0.3%
CCC	0.1%
C	0.1%
D	0.8%
Not Rated	10.6%
Cash & Cash Equivalents	4.2%
Portfolio facts (i)
Average Duration (d)	6.4
Average Effective Maturity (m)	13.6 yrs.
Jurisdiction (i)
Maryland	76.5%
Puerto Rico	4.0%
Washington DC	3.1%
New York	2.0%
Illinois	1.9%
California	1.4%
Georgia	0.7%
Guam	0.7%
Tennessee	0.7%
Utah	0.6%
South Carolina	0.6%
Pennsylvania	0.6%
Colorado	0.5%
New Jersey	0.4%
Iowa	0.4%
Massachusetts	0.4%
Connecticut	0.3%
Ohio	0.2%
Wisconsin	0.2%
Indiana	0.2%
Virginia	0.2%
Michigan	0.1%
U.S. Virgin Islands	0.1%
Mississippi (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2022.
The portfolio is actively managed and current holdings may be different.
6

Portfolio Composition - continued
MFS Massachusetts Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Universities - Colleges	22.0%
General Obligations - General Purpose	15.1%
Healthcare Revenue - Hospitals	12.9%
Sales & Excise Tax Revenue	6.1%
Airport Revenue	6.0%
Composition including fixed income credit quality (a)(i)
AAA	3.6%
AA	49.0%
A	16.5%
BBB	16.9%
BB	1.8%
CC	0.1%
C (o)	0.0%
D	0.8%
Not Rated	7.9%
Cash & Cash Equivalents	3.4%
Portfolio facts (i)
Average Duration (d)	6.2
Average Effective Maturity (m)	14.2 yrs.
Jurisdiction (i)
Massachusetts	85.2%
Puerto Rico	4.3%
California	1.1%
Illinois	1.0%
Maryland	0.9%
New Jersey	0.7%
Utah	0.6%
Guam	0.5%
Tennessee	0.4%
Pennsylvania	0.4%
Colorado	0.3%
Texas	0.2%
Ohio	0.2%
Wisconsin	0.2%
New York	0.2%
Connecticut	0.2%
Virginia	0.1%
Washington DC	0.1%
Minnesota (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2022.
The portfolio is actively managed and current holdings may be different.
7

Management Review
Summary of Results
For the twelve months ended March 31, 2022, Class A shares, at net asset value, of the municipal bond funds of Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts outperformed the Bloomberg Municipal Bond Index. The performance of the individual funds and the benchmark are set forth in the Performance Summary.
Market Environment
Near the end of the period, just as the Omicron wave of the pandemic appeared to be receding in much of the world, markets experienced a geopolitical shock as Russia launched a full-scale invasion of neighboring Ukraine. Given Europe's heavy reliance on imported oil and gas from Russia, European markets were among the hardest hit. Energy prices spiked in the wake of the invasion, adding to already multi-decade high levels of inflation, and non-energy commodities rose sharply as well. Both the equity and fixed income markets experienced significant upticks in volatility, though markets recovered their footing as the period came to an end.
The ripple effects from the Russian invasion further complicated the mission central banks must undertake to rein in surging inflation. Energy shocks have historically resulted in global growth slowdowns, if not pullbacks, so policymakers will find themselves in the difficult position of trying to restrain inflation without tipping economies into recession. However, despite the challenging macroeconomic environment, policymakers remain focused on corralling inflation, though investors expect varying degrees of action from the central banks with the US Federal Reserve (the “Fed”) expected to be the most hawkish developed market central bank and the European Central Bank less so, given the direct economic ripple effects on Europe stemming from the invasion.
Against an environment of rising labor and raw materials prices, higher interest rates and waning fiscal and monetary stimulus, investor anxiety increased over the potential that corporate profit margins may be past peak for this cycle. That said, tentative signs that some supply chain bottlenecks may be easing, low levels of unemployment across developed markets and loosening of coronavirus restrictions outside of China are supportive factors for the macroeconomic backdrop.
The credit health of municipal issuers continued to demonstrate strength, underpinned by above-trend growth in the US economy over the reporting period. Income, sales, and property tax grew during the year, and disbursements from federal fiscal stimulus packages bolstered liquidity. The supply/demand backdrop worked against municipal assets, however, during the final three months of the reporting period. Accelerating rates of inflation and the Fed’s hawkish stance increased interest rate volatility and pushed the US Treasury and tax-exempt curves higher while dragging municipal returns lower. Negative returns and fear of higher rates spurred investor outflows. Municipal funds and exchange traded funds reported net redemptions for 12 consecutive weeks at the end of the reporting period. The repricing of municipal assets improved the Municipal/US Treasury ratio, an indicator of the value of municipals relative to Treasuries. At period end, the ratio reflected a more attractive proposition for municipals with 5-, 10-, and 30-year ratios moving from 48%, 70%, and 81% to 83%, 96%, and 106%, respectively. The valuation picture remained mixed, however, because yields of higher-yielding issuers continued to offer little premium over yields of investment-grade issuers. A positive for long-term investors in municipal bonds, AAA tax-exempt yields ended the first quarter at their highest absolute levels since April 2019, excluding a brief period at the beginning of the pandemic in March 2020.
Factors Affecting Performance
Across all funds, security selection within both the health care and leasing sectors contributed to performance relative to the Bloomberg Municipal Bond Index. Additionally, bond selection within the education sector across all funds, with the exception of the municipal bond fund of California, also boosted relative returns.
From a quality perspective, an out-of-benchmark exposure to non-rated(r) securities, and a greater exposure to “BBB” rated bonds, contributed to relative results. Additionally, strong bond selection within “AA” and “A” rated bonds further helped in relative terms.
Yield curve(y) positioning was another area of relative strength for all funds.
Conversely, a longer duration(d) stance weakened relative returns across all funds, with the exception of the municipal bond fund of Arkansas, as interest rates generally rose over the reporting period.
Respectfully,
Portfolio Manager(s)
Michael Dawson
(d) Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(r)	Securities rated “BBB”, “Baa”, or higher are considered investment grade; securities rated “BB”, “Ba”, or below are considered non-investment grade. Ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the
8

Management Review - continued
lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities that are not rated by any of the rating agencies, the security is considered Not Rated.
(y)	A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type; a normal yield curve is upward sloping, with short-term rates lower than long-term rates.
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.
9

Performance Summary THROUGH 3/31/22
The following charts illustrate a representative class of each fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Each fund's results have been compared to the Bloomberg Municipal Bond Index, a market capitalization-weighted index that measures the performance of the tax-exempt bond market. However, while this index is considered the benchmark for the performance of municipal bond funds, it is comprised of municipal bonds issued within the 50 states and the District of Columbia as well as U.S. territories and possessions such as Guam, Puerto Rico, and the Virgin Islands, while each of the funds invests a large percentage of its assets in municipal issuers of the state that is in the fund’s name. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
MFS Alabama Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/22
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	2/01/90	(4.00)%	2.10%	2.51%	N/A
B	9/07/93	(4.71)%	1.37%	1.76%	N/A
I	4/01/16	(3.73)%	2.35%	N/A	1.99%
R6	8/01/17	(3.66)%	N/A	N/A	2.09%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	(4.47)%	2.52%	2.88%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(8.08)%	1.22%	2.06%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(8.50)%	0.99%	1.76%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
10

Performance Summary  - continued
MFS Arkansas Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/22
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	2/03/92	(3.22)%	2.31%	2.34%	N/A
B	9/07/93	(3.94)%	1.57%	1.57%	N/A
I	4/01/16	(3.07)%	2.42%	N/A	1.97%
R6	8/01/17	(3.00)%	N/A	N/A	2.15%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	(4.47)%	2.52%	2.88%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(7.34)%	1.42%	1.89%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(7.73)%	1.20%	1.57%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
11

Performance Summary  - continued
MFS California Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/22
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	6/18/85	(3.82)%	2.70%	3.44%	N/A
B	9/07/93	(4.54)%	1.94%	2.66%	N/A
C	1/03/94	(4.83)%	1.75%	2.49%	N/A
I	4/01/16	(3.80)%	2.80%	N/A	2.36%
R6	8/01/17	(3.83)%	N/A	N/A	2.41%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	(4.47)%	2.52%	2.88%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(7.91)%	1.81%	2.99%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(8.30)%	1.57%	2.66%	N/A
C With CDSC (1% for 12 months) (v)	(5.77)%	1.75%	2.49%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
12

Performance Summary  - continued
MFS Georgia Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/22
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	6/06/88	(4.08)%	1.97%	2.36%	N/A
B	9/07/93	(4.87)%	1.21%	1.59%	N/A
I	4/01/16	(3.91)%	2.20%	N/A	1.86%
R6	8/01/17	(3.76)%	N/A	N/A	1.89%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	(4.47)%	2.52%	2.88%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(8.16)%	1.09%	1.92%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(8.64)%	0.83%	1.59%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
13

Performance Summary  - continued
MFS Maryland Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/22
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	10/31/84	(3.45)%	2.24%	2.36%	N/A
B	9/07/93	(4.17)%	1.48%	1.61%	N/A
I	4/01/16	(3.17)%	2.49%	N/A	2.20%
R6	8/01/17	(3.10)%	N/A	N/A	2.23%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	(4.47)%	2.52%	2.88%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(7.55)%	1.36%	1.92%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(7.96)%	1.11%	1.61%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
14

Performance Summary  - continued
MFS Massachusetts Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/22
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	4/09/85	(3.83)%	2.20%	2.50%	N/A
B	9/07/93	(4.54)%	1.43%	1.72%	N/A
I	4/01/16	(3.58)%	2.42%	N/A	2.07%
R6	8/01/17	(3.60)%	N/A	N/A	2.12%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	(4.47)%	2.52%	2.88%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(7.92)%	1.31%	2.06%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(8.32)%	1.06%	1.72%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
Benchmark Definition(s)
Bloomberg Municipal Bond Index(a) – a market capitalization-weighted index that measures the performance of the tax-exempt bond market.
It is not possible to invest directly in an index.
(a)	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Notes to Performance Summary
Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund's share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.
15

Performance Summary  - continued
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers each fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
A portion of the fund’s monthly distributions may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.
From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.
16

Expense Tables
Fund expenses borne by the shareholders during the period, October 1, 2021 through March 31, 2022
As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2021 through March 31, 2022.
Actual Expenses
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
MFS ALABAMA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/21	Ending Account Value 3/31/22	Expenses Paid During Period (p) 10/01/21-3/31/22
A	Actual	0.90%	$1,000.00	$946.37	$4.37
	Hypothetical (h)	0.90%	$1,000.00	$1,020.44	$4.53
B	Actual	1.65%	$1,000.00	$943.78	$8.00
	Hypothetical (h)	1.65%	$1,000.00	$1,016.70	$8.30
I	Actual	0.65%	$1,000.00	$948.52	$3.16
	Hypothetical (h)	0.65%	$1,000.00	$1,021.69	$3.28
R6	Actual	0.58%	$1,000.00	$948.86	$2.82
	Hypothetical (h)	0.58%	$1,000.00	$1,022.04	$2.92
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
17

Expense Tables - continued
MFS ARKANSAS MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/21	Ending Account Value 3/31/22	Expenses Paid During Period (p) 10/01/21-3/31/22
A	Actual	0.70%	$1,000.00	$955.46	$3.41
	Hypothetical (h)	0.70%	$1,000.00	$1,021.44	$3.53
B	Actual	1.45%	$1,000.00	$951.94	$7.06
	Hypothetical (h)	1.45%	$1,000.00	$1,017.70	$7.29
I	Actual	0.60%	$1,000.00	$955.54	$2.93
	Hypothetical (h)	0.60%	$1,000.00	$1,021.94	$3.02
R6	Actual	0.53%	$1,000.00	$955.87	$2.58
	Hypothetical (h)	0.53%	$1,000.00	$1,022.29	$2.67
MFS CALIFORNIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/21	Ending Account Value 3/31/22	Expenses Paid During Period (p) 10/01/21-3/31/22
A	Actual	0.68%	$1,000.00	$939.00	$3.29
	Hypothetical (h)	0.68%	$1,000.00	$1,021.54	$3.43
B	Actual	1.43%	$1,000.00	$935.49	$6.90
	Hypothetical (h)	1.43%	$1,000.00	$1,017.80	$7.19
C	Actual	1.58%	$1,000.00	$933.42	$7.62
	Hypothetical (h)	1.58%	$1,000.00	$1,017.05	$7.95
I	Actual	0.58%	$1,000.00	$939.66	$2.80
	Hypothetical (h)	0.58%	$1,000.00	$1,022.04	$2.92
R6	Actual	0.50%	$1,000.00	$939.94	$2.42
	Hypothetical (h)	0.50%	$1,000.00	$1,022.44	$2.52
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
18

Expense Tables - continued
MFS GEORGIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/21	Ending Account Value 3/31/22	Expenses Paid During Period (p) 10/01/21-3/31/22
A	Actual	0.90%	$1,000.00	$946.68	$4.37
	Hypothetical (h)	0.90%	$1,000.00	$1,020.44	$4.53
B	Actual	1.65%	$1,000.00	$942.45	$7.99
	Hypothetical (h)	1.65%	$1,000.00	$1,016.70	$8.30
I	Actual	0.65%	$1,000.00	$947.59	$3.16
	Hypothetical (h)	0.65%	$1,000.00	$1,021.69	$3.28
R6	Actual	0.61%	$1,000.00	$948.82	$2.96
	Hypothetical (h)	0.61%	$1,000.00	$1,021.89	$3.07
MFS MARYLAND MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/21	Ending Account Value 3/31/22	Expenses Paid During Period (p) 10/01/21-3/31/22
A	Actual	0.83%	$1,000.00	$949.72	$4.03
	Hypothetical (h)	0.83%	$1,000.00	$1,020.79	$4.18
B	Actual	1.58%	$1,000.00	$946.16	$7.67
	Hypothetical (h)	1.58%	$1,000.00	$1,017.05	$7.95
I	Actual	0.58%	$1,000.00	$951.53	$2.82
	Hypothetical (h)	0.58%	$1,000.00	$1,022.04	$2.92
R6	Actual	0.51%	$1,000.00	$951.86	$2.48
	Hypothetical (h)	0.51%	$1,000.00	$1,022.39	$2.57
MFS MASSACHUSETTS MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/21	Ending Account Value 3/31/22	Expenses Paid During Period (p) 10/01/21-3/31/22
A	Actual	0.85%	$1,000.00	$948.52	$4.13
	Hypothetical (h)	0.85%	$1,000.00	$1,020.69	$4.28
B	Actual	1.60%	$1,000.00	$945.08	$7.76
	Hypothetical (h)	1.60%	$1,000.00	$1,016.95	$8.05
I	Actual	0.60%	$1,000.00	$950.21	$2.92
	Hypothetical (h)	0.60%	$1,000.00	$1,021.94	$3.02
R6	Actual	0.53%	$1,000.00	$949.61	$2.58
	Hypothetical (h)	0.53%	$1,000.00	$1,022.29	$2.67
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
19

Portfolio of Investments
3/31/22
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Alabama Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 92.5%
Airport Revenue – 1.8%
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2031	$325,000	$ 378,437
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2032	325,000	376,538
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2033	325,000	375,909
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	70,000	71,251
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2024	75,000	79,179
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2025	100,000	107,552
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2026	150,000	164,395
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2027	185,000	206,113
		$ 1,759,374
General Obligations - General Purpose – 17.2%
Birmingham, AL, General Obligation Warrants, “A”, 5%, 6/01/2028	$1,000,000	$ 1,157,185
Birmingham, AL, General Obligation Warrants, “B”, 5%, 12/01/2043	245,000	280,449
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	160,000	157,385
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	55,000	58,920
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	40,000	44,861
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	15,000	16,037
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	110,000	117,469
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	16,192	14,775
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	40,508	23,393
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	35,155	36,008
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	35,057	36,987
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	34,739	37,931
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	34,176	38,113
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	33,194	37,808
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	31,477	30,728
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	28,294	27,304
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	24,283	23,316
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	33,016	31,353
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	121,336	114,139
Fort Payne, AL, General Obligation Warrants, “A”, AGM, 5%, 5/01/2047	750,000	852,796
Fultondale, AL, General Obligation Warrants, “A”, AGM, 4%, 3/01/2040	1,000,000	1,096,308
Gardendale, AL, General Obligation Warrants, “B”, 4%, 5/01/2039	250,000	273,777
Gardendale, AL, General Obligation Warrants, “B”, 4%, 5/01/2040	300,000	327,995
Gardendale, AL, General Obligation Warrants, “B”, 4%, 5/01/2041	400,000	436,682
Jasper, AL, General Obligation Warrants, 5%, 3/01/2032 (Prerefunded 3/01/2024)	500,000	529,470
Jasper, AL, General Obligation Warrants, BAM, 5%, 11/01/2030	275,000	324,955
Mobile County, AL, General Obligation Improvement Warrants, 5%, 2/01/2038	250,000	288,414
Mobile County, AL, General Obligation Improvement Warrants, 5%, 2/01/2039	250,000	288,045
Mobile County, AL, General Obligation Refunding, “A”, 5%, 8/01/2032	1,110,000	1,326,479
Mobile County, AL, General Obligation Warrants, 5%, 8/01/2036	500,000	565,109
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2033	420,000	451,791
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2034	655,000	703,782
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2035	250,000	268,195
Montgomery County, AL, General Obligation Refunding Warrants, “A”, 4%, 3/01/2027	1,000,000	1,088,725
Montgomery, AL, General Obligation, “A”, 5%, 12/01/2028	450,000	525,232
Montgomery, AL, General Obligation, “A”, 5%, 12/01/2030	625,000	752,180
Orange Beach, AL, General Obligation, 4%, 8/01/2028	700,000	773,096
State of Alabama, General Obligation Refunding, “C”, 5%, 8/01/2025	1,000,000	1,098,068
State of Illinois, General Obligation, 5.5%, 5/01/2039	120,000	135,640
20

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - General Purpose – continued
Trussville, AL, General Obligation Warrants, “A”, 4%, 8/01/2041	$750,000	$ 799,752
Vestavia Hills, AL, General Obligation Warrants, 4%, 8/01/2038	1,000,000	1,082,133
Vestavia Hills, AL, General Obligation Warrants, 4%, 8/01/2048	500,000	531,131
		$ 16,803,916
General Obligations - Schools – 4.4%
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	$445,000	$ 476,897
Huntsville, AL, General Obligation Warrants, “A”, 5%, 5/01/2039	1,000,000	1,168,563
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2029 (Prerefunded 11/01/2023)	200,000	210,074
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2030 (Prerefunded 11/01/2023)	1,000,000	1,050,368
Mobile County, AL, Board of School Commissioners Special Tax School Warrants, 4%, 3/01/2039	1,000,000	1,081,098
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	270,000	276,901
		$ 4,263,901
Healthcare Revenue - Hospitals – 9.7%
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), “C”, 5%, 11/15/2046	$500,000	$ 549,004
Alabama Special Care Facilities Financing Authority Rev. (Daughters of Charity), ETM, AAC, 5%, 11/01/2025	480,000	510,268
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children's Hospital), 5%, 6/01/2031	750,000	811,956
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	5,000	5,568
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	40,000	41,731
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/2033	500,000	537,977
DCH Healthcare Authority, “A”, 4%, 6/01/2046	1,000,000	1,047,435
East Alabama Health Care Authority, Health Care Facilities Rev., “A”, 4%, 9/01/2048	500,000	524,819
Huntsville, AL, Health Care Authority, “B”, 5%, 6/01/2035	500,000	587,873
Huntsville, AL, Health Care Authority, “B”, 5%, 6/01/2036	500,000	586,543
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	360,000	411,283
Mobile, AL, Infirmary Health System Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 4%, 2/01/2040	1,000,000	1,077,680
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	50,000	53,706
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	425,000	446,042
UAB Medicine Finance Authority Rev., “B”, 5%, 9/01/2035	1,000,000	1,114,628
UAB Medicine Finance Authority Rev., “B2”, 5%, 9/01/2041	1,000,000	1,116,331
		$ 9,422,844
Healthcare Revenue - Long Term Care – 1.3%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	$250,000	$ 253,850
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 4%, 12/01/2038	1,000,000	1,050,573
		$ 1,304,423
Industrial Revenue - Environmental Services – 0.3%
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev. (Cherokee Industrial Landfill Project), “A”, 6%, 5/01/2040 (n)	$300,000	$ 319,718
Industrial Revenue - Other – 0.6%
Mobile County, AL, Limited Obligation Warrants (Gomesa Project), 4%, 11/01/2045 (n)	$500,000	$ 453,741
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	100,000	96,087
		$ 549,828
Miscellaneous Revenue - Other – 0.6%
Alabama Stadium Trace Village Improvement District Development Incentive Anticipation, 3.625%, 3/01/2036	$245,000	$ 214,434
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040 (Prerefunded 7/01/2023)	65,000	67,333
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	260,000	272,170
		$ 553,937
Port Revenue – 1.1%
Alabama Port Authority Docks Facilities Refunding Rev., “A”, AGM, 5%, 10/01/2035	$1,000,000	$ 1,106,461
Sales & Excise Tax Revenue – 10.0%
Baldwin County, AL, Board of Education, Public School Warrants, 5%, 6/01/2028	$175,000	$ 202,616
Baldwin County, AL, Board of Education, Public School Warrants, 5%, 6/01/2029	200,000	235,207
21

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Baldwin County, AL, Board of Education, Public School Warrants, 5%, 6/01/2030	$225,000	$ 268,270
Baldwin County, AL, Board of Education, Refunding School Warrants, 5%, 6/01/2022	1,450,000	1,459,416
Cherokee County, AL, Board of Education Special Tax School Warrants (Sales Tax), 5%, 12/01/2048	1,000,000	1,133,122
Elmore County, AL, Board of Education School Tax Warrants, 4%, 8/01/2038	745,000	799,542
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	5,000	5,579
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	5,000	5,639
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	5,000	5,702
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036	25,000	25,233
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	35,000	35,096
Houston County, AL, Board of Education, School Warrants, BAM, 4%, 12/01/2031	765,000	840,384
Houston County, AL, Board of Education, School Warrants, BAM, 4%, 12/01/2032	500,000	544,238
Jefferson County, AL, Board of Education, 4%, 2/01/2042	805,000	853,363
Jefferson County, AL, Limited Obligation Warrants, 5%, 9/15/2033	500,000	558,888
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	16,000	16,759
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	650,000	691,080
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	164,000	169,654
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	58,000	60,041
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	25,000	26,283
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	1,000	937
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	26,000	22,249
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	4,000	3,189
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	247,000	182,824
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	237,000	161,701
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	1,837,000	561,378
Tuscaloosa County, AL, Board of Education, School Tax Warrants, 5%, 2/01/2037	750,000	834,281
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	100,000	97,132
		$ 9,799,803
Single Family Housing - Local – 0.3%
Montgomery County, MD, Housing Opportunities Commission Program Rev., “A”, 4%, 7/01/2049	$315,000	$ 325,760
Single Family Housing - State – 0.4%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$180,000	$ 184,692
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	200,000	208,215
		$ 392,907
State & Local Agencies – 2.5%
Alabama Public Health Care Authority Lease Rev. (Department of Public Health Facilities), 5%, 9/01/2030	$280,000	$ 301,780
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, AGM, 5%, 7/01/2030	210,000	210,677
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	315,000	334,501
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2030 (Prerefunded 6/01/2023)	35,000	36,350
Huntsville, AL, Public Building Authority Lease Refunding Rev., 5%, 10/01/2033	500,000	569,615
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	75,000	86,939
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	155,000	174,387
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029 (Prerefunded 6/15/2026)	10,000	11,124
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	5,000	5,694
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	5,000	5,244
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	10,000	10,458
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	10,000	10,426
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	5,000	5,197
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	10,000	10,274
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	75,000	82,460
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	185,000	195,227
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	350,000	388,307
		$ 2,438,660
22

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Student Loan Revenue – 0.2%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$35,000	$ 34,039
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	90,000	80,861
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	45,000	41,377
		$ 156,277
Tax - Other – 5.2%
Alabama Public School & College Authority Rev., “B”, 5%, 6/01/2025 (Prerefunded 6/01/2023)	$800,000	$ 829,833
Birmingham-Jefferson, AL, Civic Center Authority, “A”, 4%, 7/01/2043	750,000	768,563
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	500,000	544,520
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	55,000	60,143
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	30,000	32,785
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	85,000	92,019
Lauderdale County, AL, Agriculture Center Authority Special Tax Rev., 5%, 7/01/2049 (Prerefunded 7/01/2024)	1,000,000	1,065,880
Mountain Brook, AL, Board of Education, School Warrants, “A”, 4%, 3/01/2027	200,000	217,940
Mountain Brook, AL, Board of Education, School Warrants, “A”, 4%, 3/01/2030	325,000	359,816
Tuscaloosa, AL, Board of Education, School Tax Warrants, 5%, 8/01/2036 (Prerefunded 8/01/2026)	1,000,000	1,124,155
		$ 5,095,654
Tobacco – 0.2%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$55,000	$ 61,860
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	1,040,000	154,692
		$ 216,552
Toll Roads – 0.3%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$90,000	$ 90,894
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	180,000	181,520
		$ 272,414
Transportation - Special Tax – 1.8%
Alabama Federal Aid Highway Finance Authority Special Obligation, “A”, 5%, 9/01/2035 (Prerefunded 9/01/2026)	$500,000	$ 559,767
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	125,000	125,870
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	330,000	341,026
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	240,000	243,592
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	200,000	202,762
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	50,000	55,215
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	105,000	116,325
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	45,000	50,098
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	50,000	54,859
		$ 1,749,514
Universities - Colleges – 20.8%
Alabama Community College System Board of Trustees Rev., AGM, 4%, 9/01/2038	$1,000,000	$ 1,095,716
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2044	300,000	315,578
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2049	1,000,000	1,046,623
Alabama Community College System Board of Trustees Rev. (Coastal Community College), BAM, 4%, 10/01/2027	615,000	669,223
Alabama Community College System Board of Trustees Rev. (Snead State Community College), BAM, 4%, 9/01/2038	680,000	728,550
Auburn University, General Fee Rev., “A”, 5%, 6/01/2025	885,000	966,313
Auburn University, General Fee Rev., “A”, 5%, 6/01/2025	1,270,000	1,386,686
Auburn University, General Fee Rev., “A”, 5%, 6/01/2038	500,000	554,050
Auburn University, General Fee Rev., “A”, 5%, 6/01/2048	1,500,000	1,691,359
Homewood, AL, Educational Building Authority Facilities Rev. (Samford University), “A”, 5%, 12/01/2034	500,000	554,561
Jacksonville State University, AL, Tuition and Fee Rev., 4%, 12/01/2027	1,000,000	1,074,506
Jacksonville State University, AL, Tuition and Fee Rev., 4%, 12/01/2040	750,000	791,280
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, 5%, 7/01/2036	580,000	642,085
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	345,000	346,759
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	65,000	65,556
23

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Troy University, Facilities Rev., “A”, BAM, 5%, 11/01/2028	$500,000	$ 539,375
University of Alabama at Birmingham, Rev., “B”, 4%, 10/01/2037	1,000,000	1,091,777
University of Alabama in Huntsville, General Fee Rev., “B2”, 5%, 9/01/2035	755,000	872,956
University of Alabama in Huntsville, General Fee Rev., “B2”, 5%, 9/01/2036	475,000	548,784
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2026	445,000	500,764
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2039	1,000,000	1,155,887
University of North Alabama, General Fee Rev., “C”, BAM, 4%, 11/01/2038	500,000	540,561
University of South Alabama, Facilities Rev., BAM, 5%, 10/01/2036	500,000	563,393
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	750,000	850,326
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2036	355,000	374,009
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2038	500,000	524,989
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2040	770,000	806,165
		$ 20,297,831
Utilities - Municipal Owned – 1.0%
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	$180,000	$ 171,900
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	30,000	28,650
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	15,000	14,400
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	5,000	4,800
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	65,000	62,400
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	5,000	4,775
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	70,000	66,850
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	115,000	109,825
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	10,000	10,107
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	50,000	50,534
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	10,000	10,119
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	38,200
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	30,000	28,650
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	5,000	4,775
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	95,000	90,725
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	70,000	70,750
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	15,437
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	5,000	4,806
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	14,400
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	40,000	38,200
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	50,000	48,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	15,000	14,400
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	55,000	52,800
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	40,000	39,000
		$ 994,503
Utilities - Other – 1.9%
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 1), “A”, 4%, 10/01/2028	$750,000	$ 793,035
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	1,000,000	1,073,764
		$ 1,866,799
Water & Sewer Utility Revenue – 10.9%
Auburn, AL, Waterworks Board Water Rev., 5%, 9/01/2036 (Prerefunded 9/01/2025)	$1,000,000	$ 1,089,643
Birmingham, AL, Waterworks Board Water Rev., 5%, 1/01/2036 (Prerefunded 1/01/2028)	750,000	861,807
Birmingham, AL, Waterworks Board Water Rev., “A”, 5%, 1/01/2030 (Prerefunded 1/01/2025)	500,000	540,900
Birmingham, AL, Waterworks Board Water Rev., “A”, 5%, 1/01/2031 (Prerefunded 1/01/2027)	500,000	566,308
Cullman, AL, Utilities Board Water Rev., “A”, AGM, 5%, 9/01/2035	1,000,000	1,071,191
Gadsden, AL, Waterworks and Sewer Rev., AGM, 4%, 6/01/2033	1,000,000	1,081,320
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	45,000	48,857
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	120,000	129,474
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	45,000	47,344
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	45,000	47,168
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	95,000	106,403
24

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Jefferson County, AL, Senior Lien Sewer Rev., Current Interest Warrants, “A”, AGM, 5%, 10/01/2044	$750,000	$ 799,093
Madison City, AL, Water & Wastewater Board Rev., 3%, 12/01/2050	1,000,000	911,632
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	15,000	15,903
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	20,000	21,101
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	10,000	10,580
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	20,000	21,150
Opelika, AL, Board of Utility Rev., “A”, BAM, 4%, 6/01/2027	200,000	215,172
Opelika, AL, Board of Utility Rev., “A”, BAM, 4%, 6/01/2028	250,000	271,100
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044	700,000	622,523
Scottsboro, AL, Board of Waterworks, Sewer & Gas Rev., 5%, 8/01/2032 (Prerefunded 8/01/2022)	500,000	506,347
Scottsboro, AL, Board of Waterworks, Sewer & Gas Rev., “B”, BAM, 4%, 8/01/2039	350,000	376,796
Warrior River, AL, Water Authority Rev., BAM, 4%, 8/01/2039	1,180,000	1,264,633
		$ 10,626,445
Total Municipal Bonds (Identified Cost, $91,491,657)		$ 90,317,521
Trust Units – 0.4%
Tax - Other – 0.4%
CCDA Class 60 Trust (taxable), 5%, 7/01/2031	70,000	$ 69,613
PRIFA Class 61 Trust, Class 2024-2005C (taxable), 5.5%, 7/01/2024	105,000	104,859
PRIFA Class 61 Trust, Class 2026-2005C (taxable), 5.5%, 7/01/2026	265,000	264,326
Total Trust Units (Identified Cost, $443,558)		$ 438,798
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$136,000	$ 118,310
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	173,266	51,308
Total Bonds (Identified Cost, $184,275)		$ 169,618

Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $89,683)	$ 157,170	$84,479

Investment Companies (h) – 5.9%
Money Market Funds – 5.9%
MFS Institutional Money Market Portfolio, 0.21% (v) (Identified Cost, $5,746,676)	5,746,704	$ 5,746,704
Other Assets, Less Liabilities – 0.9%		846,760
Net Assets – 100.0%		$ 97,603,880
See Portfolio Footnotes and Notes to Financial Statements
25

Portfolio of Investments – continued
MFS Arkansas Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.3%
Airport Revenue – 0.5%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$235,000	$ 239,199
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2025	175,000	188,215
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	95,000	101,508
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	105,000	112,474
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	84,673
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	125,000	131,972
		$ 858,041
General Obligations - General Purpose – 3.0%
Arkansas Higher Education, 4%, 6/01/2029	$2,000,000	$ 2,082,570
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	375,000	368,872
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	70,000	74,910
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	110,000	117,841
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	80,000	89,721
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	30,000	32,074
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	225,000	240,278
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	30,860	28,160
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	77,204	44,586
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	67,002	68,628
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	66,814	70,492
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	66,209	72,293
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	65,135	72,638
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	63,265	72,059
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	59,992	58,565
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	53,925	52,037
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	46,282	44,438
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	62,925	59,756
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	216,442	203,604
State of Illinois, General Obligation, 5.5%, 5/01/2039	120,000	135,640
State of Illinois, General Obligation, 5.75%, 5/01/2045	115,000	130,807
State of Illinois, General Obligation, “A”, 5%, 3/01/2028	150,000	165,957
State of Illinois, General Obligation, “A”, 5%, 3/01/2029	225,000	251,841
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	205,000	231,666
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	295,000	335,488
		$ 5,104,921
General Obligations - Schools – 10.4%
Benton County, AR, Bentonville School District No. 6 Construction Refunding, “B”, 4%, 6/01/2037	$1,500,000	$ 1,589,467
Benton County, AR, Bentonville School District No. 6 Construction Refunding, “B”, 4%, 6/01/2047	1,000,000	1,047,133
Benton County, AR, Bentonville School District No. 6 Construction, “G”, 2.25%, 6/01/2046	1,000,000	765,883
Benton County, AR, Bentonville School District No. 6 Refunding, “F”, 5%, 6/01/2025	480,000	523,794
Benton County, AR, Bentonville School District No. 6 Refunding, “F”, 5%, 6/01/2026	300,000	334,578
Benton County, AR, Bentonville School District No. 6 Refunding, “F”, 3%, 6/01/2027	1,065,000	1,101,745
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	40,000	44,732
Crittenden County, AR, Community College District, 4.6%, 2/01/2035	285,000	285,620
Crittenden County, AR, Community College District, 4.7%, 2/01/2040	625,000	626,306
Crittenden County, AR, Earle Special School District Refunding and Construction, 4%, 2/01/2048	2,060,000	2,086,775
Fort Smith, AR, School District No. 100 Construction, “B”, 2.75%, 2/01/2045	1,370,000	1,193,968
Johnson County, AR, Clarksville School District No. 17 Refunding, 0.5%, 12/01/2024	350,000	328,452
North Little Rock, AR, School District No. 1 (Pulaski County), 2%, 2/01/2027	2,000,000	1,967,963
Pulaski County, AR, Little Rock School District Construction Refunding, “A”, 5%, 2/01/2027	1,925,000	2,171,889
Pulaski County, AR, Special School District Construction, 4%, 2/01/2041 (Prerefunded 8/01/2022)	2,000,000	2,018,924
Saline County, AR, Benton School District No. 8 Construction, 5%, 2/01/2024	285,000	300,400
Saline County, AR, Benton School District No. 8 Construction, 5%, 2/01/2025	300,000	324,101
Saline County, AR, Benton School District No. 8 Construction, 5%, 2/01/2026	315,000	348,071
Saline County, AR, Benton School District No. 8 Construction, 5%, 2/01/2027	330,000	372,324
26

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Saline County, AR, Benton School District No. 8 Construction, 4%, 2/01/2028	$350,000	$ 380,788
		$ 17,812,913
Healthcare Revenue - Hospitals – 10.7%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	$2,000,000	$ 2,239,850
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), “A”, 5%, 12/01/2029	1,000,000	1,093,783
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2034	740,000	850,222
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2044	1,000,000	1,132,639
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	750,000	760,393
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	1,250,000	1,175,204
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,900,000	2,117,359
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 4%, 2/01/2042	990,000	1,044,498
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2033	1,645,000	1,753,002
Batesville, AK, Public Facilities Board, Hospital Rev. (White River Health System, Inc.), 5%, 6/01/2027	500,000	550,809
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	5,000	5,568
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	90,000	93,895
Conway, AR, Hospital Rev. (Conway Regional Medical Center), 4.45%, 8/01/2032 (Prerefunded 8/01/2022)	540,000	545,859
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “A”, 4%, 8/01/2038	1,000,000	1,033,934
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	20,000	20,331
Pulaski County, AR, Public Facilities Board, Healthcare Rev., 5.5%, 7/01/2043 (Prerefunded 7/01/2023)	750,000	783,385
Springdale, AR, Public Facilities Board Hospital Rev. (Children's Northwest Project), 5%, 3/01/2040	2,820,000	3,100,930
		$ 18,301,661
Industrial Revenue - Other – 0.2%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	$390,000	$ 361,001
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$ 106,171
Miscellaneous Revenue - Other – 3.8%
Arkansas Development Finance Authority, Public Safety Charges Rev. (Division of Emergency Management Project), 4%, 6/01/2031	$1,070,000	$ 1,163,834
Arkansas Development Finance Authority, Public Safety Charges Rev. (Division of Emergency Management Project), 4%, 6/01/2045	2,955,000	3,143,105
Fayetteville, AR, Hotel, Motel and Restaurant Rev., BAM, 5%, 11/01/2034	2,000,000	2,147,167
		$ 6,454,106
Sales & Excise Tax Revenue – 18.4%
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2034	$1,000,000	$ 1,019,988
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2035	1,000,000	1,017,915
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2036	785,000	798,375
Cabot, AR, Sales & Use Tax Refunding and Improvements, 5%, 6/01/2026 (Prerefunded 6/01/2023)	700,000	726,104
Cabot, AR, Sales & Use Tax Refunding and Improvements, 5%, 6/01/2027 (Prerefunded 6/01/2023)	1,300,000	1,348,478
Cabot, AR, Sales & Use Tax Refunding and Improvements, “B”, 4%, 12/01/2029	250,000	276,182
Cabot, AR, Sales & Use Tax Refunding and Improvements, “B”, 4%, 12/01/2030	100,000	110,083
Clarksville, AR, Sales & Use Tax Capital Improvement Refunding, BAM, 3%, 11/01/2024	955,000	975,195
Clarksville, AR, Sales & Use Tax Capital Improvement Refunding, BAM, 3%, 11/01/2025	635,000	652,411
Clarksville, AR, Sales & Use Tax Capital Improvement Refunding, BAM, 3%, 11/01/2026	1,020,000	1,052,545
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2030	850,000	874,959
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2035	1,150,000	1,182,149
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2032	350,000	351,706
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2033	370,000	371,264
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2034	380,000	380,856
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2036	400,000	400,127
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2023	380,000	381,171
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2024	1,335,000	1,339,000
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	10,000	11,158
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	10,000	11,277
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	10,000	11,405
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036	45,000	45,419
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	65,000	65,178
27

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	$415,000	$ 447,288
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,000,000	1,198,574
Mississippi County, AR, 4%, 6/01/2036	650,000	670,011
Mississippi County, AR, 4%, 6/01/2038	1,095,000	1,127,313
Mountain View, AK, Sales and Use Tax Rev., BAM, 4%, 11/01/2027	335,000	360,463
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2031	335,000	336,485
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2032	395,000	395,043
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2033	405,000	403,066
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2034	415,000	415,071
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2035	425,000	422,619
Phillips County, AR, Sales & Use Tax, BAM, 3.75%, 9/01/2038	1,170,000	1,189,301
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	36,000	37,707
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	2,108,000	2,241,225
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	355,000	367,238
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	120,000	124,222
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	2,000	2,075
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	62,000	65,182
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	6,000	5,625
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	66,000	56,478
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	12,000	9,566
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	593,000	438,927
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	568,000	387,536
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	2,189,000	668,948
Rogers, AR, Sales & Use Tax Rev., “B”, 5%, 11/01/2036	2,000,000	2,243,198
Springdale, AR, Sales & Use Tax Rev., 5%, 11/01/2028 (Prerefunded 11/01/2022)	1,000,000	1,020,947
Springdale, AR, Sales & Use Tax Rev., BAM, 5%, 4/01/2037	1,000,000	1,052,799
Springdale, AR, Sales & Use Tax Rev., BAM, 3.6%, 4/01/2041	2,000,000	2,027,055
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	180,000	174,838
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	200,000	197,344
		$ 31,489,089
Secondary Schools – 0.6%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	$750,000	$ 758,179
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2039 (n)	250,000	262,844
		$ 1,021,023
Single Family Housing - State – 0.8%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, GNMA, 4%, 11/15/2047	$410,000	$ 420,850
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2047	450,000	461,702
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	410,000	426,841
		$ 1,309,393
State & Local Agencies – 6.4%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/2034	$2,605,000	$ 2,621,116
Arkansas Development Finance Authority State Agencies Facilities Revenue Refunding and Construction (Justice Building Project), 4%, 12/01/2050	2,570,000	2,693,744
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	840,000	892,001
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.1% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	1,315,000	1,247,206
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	200,000	231,837
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	385,000	433,154
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	150,000	164,920
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	345,000	384,087
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2044	580,000	640,616
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2044	2,360,000	1,122,140
28

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	$525,000	$ 554,024
		$ 10,984,845
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$70,000	$ 68,078
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	185,000	166,214
		$ 234,292
Tax - Other – 4.3%
Fayetteville, AR, Liberty Improvement Bonds, 4%, 1/01/2037	$2,000,000	$ 2,071,576
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/2034	3,000,000	3,192,872
New York City Transitional Finance Authority Rev., “C-1”, 4%, 2/01/2038	1,165,000	1,235,566
Triborough Bridge & Tunnel Authority, NY, Payroll Mobility Tax, ”C-3“, 3%, 5/15/2051	890,000	813,170
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	101,194
		$ 7,414,378
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$15,000	$ 15,574
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	13,000	13,944
		$ 29,518
Tobacco – 2.3%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2027	$2,470,000	$ 2,165,859
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2028	500,000	424,334
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	105,000	118,097
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	185,000	185,631
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	750,000	780,523
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	2,010,000	298,972
		$ 3,973,416
Toll Roads – 0.3%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$230,000	$ 246,069
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	180,000	191,876
		$ 437,945
Transportation - Special Tax – 2.8%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	$20,000	$ 20,451
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	715,000	725,702
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	395,000	400,455
New Jersey Economic Development Authority Rev. (NJ Transit Transportation Project), 4%, 11/01/2044	1,015,000	1,037,124
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	95,000	104,907
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	65,000	71,479
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	310,000	343,436
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	125,000	139,162
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 4%, 6/15/2044	1,775,000	1,810,615
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	125,000	137,147
		$ 4,790,478
Universities - Colleges – 14.6%
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/2031	$2,500,000	$ 2,548,970
Arkansas State University, Student Fee Rev. (Jonesboro Campus), “C”, AGM, 4.5%, 3/01/2027	545,000	546,333
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 5%, 12/01/2030	410,000	490,406
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 5%, 12/01/2031	430,000	513,260
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 5%, 12/01/2032	450,000	536,215
29

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 5%, 12/01/2033	$475,000	$ 565,196
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 4%, 12/01/2035	410,000	448,731
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	620,000	623,162
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 4%, 10/01/2034	500,000	538,537
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 4%, 10/01/2035	500,000	537,942
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 4%, 10/01/2038	650,000	696,463
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	85,000	86,290
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	140,000	142,360
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	60,000	60,494
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	65,000	66,037
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), BAM, 5%, 9/01/2030	1,000,000	1,081,095
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	340,000	372,138
University of Arkansas Athletic Facilities Rev. (Fayetteville Campus), “A”, 5%, 9/15/2033	1,450,000	1,695,270
University of Arkansas Auxiliary Enterprises Rev., 5%, 12/01/2029 (Prerefunded 12/01/2022)	605,000	619,618
University of Arkansas Auxiliary Enterprises Rev. (UALR Campus), “A”, 5%, 5/01/2029 (Prerefunded 5/01/2022)	200,000	200,624
University of Arkansas Facilities Rev. (Fayetteville Campus), 5%, 11/01/2047	1,500,000	1,725,157
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2032 (Prerefunded 5/01/2024)	1,000,000	1,062,372
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2043	1,500,000	1,744,447
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2023	520,000	546,441
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 10/01/2025	780,000	815,502
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2025	2,000,000	2,095,308
University of Arkansas Facilities Rev. (UAMS Campus), “A”, 5%, 3/01/2031	915,000	1,056,384
University of Arkansas Facilities Rev. (UAMS Northwest Campus), “A”, 5%, 4/01/2047 (w)	2,000,000	2,354,980
University of Central Arkansas Student Fee Rev., “A”, AGM, 5%, 11/01/2038	500,000	544,415
University of Central Arkansas Student Fee Rev., “A”, AGM, 4%, 11/01/2048	550,000	565,309
		$ 24,879,456
Universities - Dormitories – 0.7%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$1,130,000	$ 1,246,830
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev., Taxable (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$155,000	$ 158,875
Utilities - Municipal Owned – 6.7%
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2030	$1,000,000	$ 1,094,120
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2032 (Prerefunded 9/01/2022)	1,130,000	1,147,711
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2035	1,000,000	1,092,740
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2036 (Prerefunded 9/01/2022)	1,165,000	1,183,259
Conway, AR, Electric Improvement Rev., “A”, 4%, 12/01/2043	1,915,000	2,037,025
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2030	2,805,000	2,846,699
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	410,000	391,550
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	65,000	62,075
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	30,000	28,800
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	15,000	14,400
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	145,000	139,200
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	15,000	14,325
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	155,000	148,025
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	260,000	248,300
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	135,000	137,412
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	60,000	57,300
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	70,000	66,850
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	9,550
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	210,000	200,550
30

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	$15,000	$ 15,437
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	9,612
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	25,000	24,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	95,000	90,725
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	110,000	105,600
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	35,000	33,600
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	95,000	91,200
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	80,000	78,000
		$ 11,368,065
Utilities - Other – 0.1%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	$155,000	$ 157,355
Water & Sewer Utility Revenue – 11.4%
Arkansas Community Public Water Systems Authority Rev., 5%, 10/01/2032 (Prerefunded 10/01/2022)	$1,020,000	$ 1,038,854
Benton County, AR, Washington Regional Public Water Authority Rev., BAM, 4%, 10/01/2052	500,000	528,930
Conway, AR, Wastewater Improvement Rev., “A”, 4%, 10/01/2039	525,000	561,978
Fort Smith, AR, Water and Sewer and Construction Rev., 5%, 10/01/2035	3,850,000	4,448,522
Fort Smith, AR, Water and Sewer Refunding Construction Rev., 5%, 10/01/2031	500,000	579,632
Fort Smith, AR, Water and Sewer Rev., AGM, 4.5%, 10/01/2022	455,000	456,069
Fort Smith, AR, Water and Sewer Rev., BAM, 3%, 10/01/2029	325,000	332,226
Fort Smith, AR, Water and Sewer Rev., BAM, 5%, 10/01/2029	1,000,000	1,118,332
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	85,000	92,285
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	500,000	539,474
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	245,000	257,762
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	245,000	256,805
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	200,000	224,006
Hot Springs, AR, Construction Wastewater Rev., “B”, BAM, 2.75%, 12/01/2047	1,000,000	861,235
Hot Springs, AR, Construction Wastewater Rev., “B”, BAM, 2.75%, 12/01/2050	1,000,000	848,254
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2035	1,125,000	1,248,884
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2039	1,000,000	1,110,453
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2041	500,000	553,591
Hot Springs, AR, Waterworks Rev., BAM, 3.75%, 10/01/2043	1,750,000	1,781,259
Malvern, AR, Water and Sewer Refunding and Construction Rev., BAM, 3.7%, 8/01/2043	750,000	755,059
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	50,000	53,011
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	65,000	68,578
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	31,739
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	75,000	79,313
Salem, AR, Public Water Authority Refunding Rev., BAM, 5%, 1/01/2027	600,000	669,785
Salem, AR, Public Water Authority Refunding Rev., BAM, 5%, 1/01/2028	210,000	237,399
Salem, AR, Public Water Authority Refunding Rev., BAM, 3%, 1/01/2030	340,000	346,306
Salem, AR, Public Water Authority Refunding Rev., BAM, 3%, 1/01/2031	345,000	349,022
		$ 19,428,763
Total Municipal Bonds (Identified Cost, $168,645,344)		$ 167,922,535
Trust Units – 0.6%
Tax - Other – 0.6%
CCDA Class 60 Trust (taxable), 5%, 7/01/2031	210,000	$ 208,839
PRIFA Class 61 Trust, Class 2026-2005C (taxable), 5.5%, 7/01/2026	890,000	887,738
Total Trust Units (Identified Cost, $1,108,468)		$ 1,096,577
31

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$245,000	$ 213,133
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	433,167	128,269
Total Bonds (Identified Cost, $373,640)		$ 341,402

Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $170,927)	$ 299,548	$161,007

Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 0.21% (v) (Identified Cost, $1,147,208)	1,147,208	$ 1,147,208
Other Assets, Less Liabilities – 0.1%		169,758
Net Assets – 100.0%		$ 170,838,487
See Portfolio Footnotes and Notes to Financial Statements
32

Portfolio of Investments – continued
MFS California Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 93.0%
Airport Revenue – 6.4%
California Municipal Finance Authority Rev. (LINXS APM Project), “A”, 5%, 12/31/2043	$2,190,000	$ 2,384,919
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, 5%, 5/15/2038	1,935,000	2,151,099
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2037	1,305,000	1,465,560
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2038	1,305,000	1,463,613
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2038	2,000,000	2,212,423
Sacramento County, CA, Airport System Rev., “C”, 5%, 7/01/2039	1,000,000	1,104,911
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2036	750,000	839,707
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2037	1,400,000	1,566,313
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2038	1,000,000	1,116,602
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2039	1,000,000	1,115,111
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2042	665,000	724,926
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2047	665,000	720,643
San Diego County, CA, Regional Airport Authority Rev., “C”, 5%, 7/01/2031	1,030,000	1,177,311
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2031	850,000	852,580
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2044	7,605,000	8,400,127
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	3,000,000	3,224,576
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2039	3,420,000	3,810,262
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2035	1,000,000	1,091,489
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2047	2,000,000	2,157,561
		$ 37,579,733
General Obligations - General Purpose – 5.3%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$1,080,000	$ 1,062,351
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	810,000	860,206
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	255,000	276,878
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	112,963	103,078
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	282,606	163,205
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	245,262	251,214
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	244,575	258,038
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	242,360	264,631
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	238,428	265,894
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	231,583	263,773
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	219,601	214,378
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	197,392	190,482
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	169,415	162,666
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	230,339	218,737
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	765,550	720,144
Marin County, CA, Healthcare District (Election of 2013), “A”, 4%, 8/01/2047	3,000,000	3,207,529
State of California, Various Purpose General Obligation, 5.25%, 4/01/2035	2,545,000	2,547,182
State of California, Various Purpose General Obligation, 5%, 4/01/2045	7,000,000	8,011,704
State of California, Various Purpose General Obligation Refunding, 4%, 8/01/2037	1,700,000	1,815,906
State of California, Various Purpose General Obligation Refunding, 5%, 9/01/2041	4,000,000	4,779,598
State of California, Various Purpose General Obligation Refunding, 4%, 10/01/2041	3,985,000	4,344,259
State of Illinois, General Obligation, 5.5%, 5/01/2039	440,000	497,346
State of Illinois, General Obligation, 5.75%, 5/01/2045	410,000	466,356
		$ 30,945,555
General Obligations - Schools – 17.3%
Alameda and Contra Costa Counties, CA, Chabot-Las Postas Community College District, General Obligation, “B”, 4%, 8/01/2025	$400,000	$ 425,744
Alameda and Contra Costa Counties, CA, Chabot-Las Postas Community College District, General Obligation, “B”, 4%, 8/01/2026	450,000	486,535
Alameda and Contra Costa Counties, CA, Chabot-Las Postas Community College District, General Obligation, “B”, 4%, 8/01/2027	1,000,000	1,093,153
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2029	4,335,000	3,568,019
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	2,785,000	2,984,622
Dublin, CA, Unified School District (Election of 2016), “B”, 4%, 8/01/2043	1,945,000	2,091,643
Folsom Cordova, CA, Unified School District (Election of 2007), “D”, AGM, 4%, 10/01/2038	4,000,000	4,306,767
Folsom Cordova, CA, Unified School District (Election of 2007), “D”, AGM, 4%, 10/01/2039	4,000,000	4,303,216
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/2038 (Prerefunded 10/01/2023)	2,465,000	2,583,902
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 8/01/2031	2,120,000	1,587,300
33

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Grossmont, CA, Union High School District (Election of 2008), “I-2”, 4%, 8/01/2044	$5,190,000	$ 5,564,597
Imperial County, CA, Community College District Rev., BAM, 4%, 8/01/2040	465,000	492,192
Imperial County, CA, Community College District Rev., Capital Appreciation, “C”, BAM, 0%, 8/01/2034	500,000	317,662
Kern County, CA, Sierra Sands Unified School District (Election of 2006), Capital Appreciation, AGM, 0%, 11/01/2033	1,260,000	824,042
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	1,590,000	1,413,115
Los Angeles County, CA, Inglewood Unified School District (Election of 2020), “A”, AGM, 4%, 8/01/2038	1,640,000	1,770,812
Los Angeles County, CA, Inglewood Unified School District (Election of 2020), “A”, AGM, 4%, 8/01/2040	2,070,000	2,225,095
Los Angeles County, CA, Mt. San Antonio Community College District (Election of 2018), “A”, 4%, 8/01/2049	875,000	934,840
Los Angeles County, CA, Palmdale School District (Election of 2016), 4%, 8/01/2044	2,395,000	2,548,478
Los Angeles, CA, Unified School District, General Obligation, “RYO”, 5%, 7/01/2035	3,000,000	3,561,169
Marin County, CA, Community College District (Election of 2016), “B”, 4%, 8/01/2039 (Prerefunded 2/15/2027)	2,000,000	2,186,010
Marin County, CA, Community College District (Election of 2016), “B”, 4%, 8/01/2040 (Prerefunded 2/15/2027)	1,000,000	1,093,005
Marin County, CA, San Rafael City Elementary School District Rev., “B”, 4%, 8/01/2047	2,595,000	2,754,180
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/2032	1,570,000	1,133,402
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	1,570,000	1,610,127
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2033	500,000	345,727
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 8/01/2028	1,440,000	1,218,299
Mount Diablo, CA, Unified School District (Election of 2010), Convertible Capital Appreciation, “A”, AGM, 0% to 8/01/2019, 6% to 8/01/2030	3,000,000	3,269,795
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	5,000,000	5,074,635
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 8/01/2029	3,385,000	2,730,317
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2028	830,000	908,307
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2030	830,000	907,747
Oakland, CA, Unified School District Rev. (Election of 2012), “A”, AGM, 4%, 8/01/2034	1,000,000	1,071,780
Oakland, CA, Unified School District Rev. (Election of 2012), “A”, AGM, 4%, 8/01/2035	1,000,000	1,070,750
Orange County, CA, Garden Grove Unified School District, 4%, 8/01/2046	3,000,000	3,175,435
Oxnard, CA, School District (Ventura County), “A”, BAM, 5%, 8/01/2045	2,590,000	2,933,055
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2033	500,000	556,367
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2034	1,400,000	1,555,386
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2035	1,105,000	1,226,200
Placer and Sacramento Counties, CA, Roseville Joint Union High School District (School Facilities Improvement District No. 1), 4%, 8/01/2046	1,515,000	1,603,198
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2023	600,000	624,879
San Diego County, CA, La Mesa-Spring Valley School District, General Obligation, “A”, BAM, 4%, 8/01/2022	1,140,000	1,151,012
San Diego County, CA, La Mesa-Spring Valley School District, General Obligation, “A”, BAM, 4%, 8/01/2023	1,300,000	1,339,912
San Diego, CA, Community College District (Election of 2002), 6%, 8/01/2033 (Prerefunded 8/01/2027)	2,000,000	2,395,499
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/2034 (Prerefunded 1/01/2024)	1,235,000	682,537
San Diego, CA, Unified School District (Election of 2012), “I”, 4%, 7/01/2047	2,145,000	2,261,820
San Jose, CA, Evergreen Community College District (Election of 2010), “A”, 5%, 8/01/2041 (Prerefunded 8/01/2022)	1,235,000	1,250,882
Santa Barbara and San Luis Obispo Counties, CA, Santa Maria-Bonita School District, 4%, 8/01/2042	1,000,000	1,063,061
Santa Barbara and San Luis Obispo Counties, CA, Santa Maria-Bonita School District, 4%, 8/01/2044	1,250,000	1,327,551
Santa Clara and Santa Cruz Counties, CA, West Valley-Mission Community College District (Election of 2018), “A”, 4%, 8/01/2044	2,650,000	2,863,076
Santa Clara County, CA, Gilroy Unified School District, General Obligation, “2016”, 4%, 8/01/2025	100,000	106,370
Santa Clara County, CA, Gilroy Unified School District, General Obligation, “2016”, 4%, 8/01/2026	125,000	134,933
Santa Clara County, CA, Gilroy Unified School District, General Obligation, “2016”, 4%, 8/01/2027	275,000	300,762
South Monterey County, CA, Joint Union High School District (Election of 2018), “A-1”, AGM, 4%, 8/01/2049	2,480,000	2,610,956
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2046	2,775,000	1,046,411
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2047	3,035,000	1,085,901
Sweetwater, CA, Union High School District, “C”, 4%, 8/01/2043	2,000,000	2,073,058
		$ 101,825,245
Healthcare Revenue - Hospitals – 12.0%
California Health Facilities Financing Authority Rev. (Children's Hospital Los Angeles), “A”, 5%, 8/15/2042	$2,550,000	$ 2,854,220
California Health Facilities Financing Authority Rev. (City of Hope), 5%, 11/15/2049	4,000,000	4,403,085
34

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
California Health Facilities Financing Authority Rev. (El Camino Hospital), 5%, 2/01/2037	$1,000,000	$ 1,115,142
California Health Facilities Financing Authority Rev. (Marshall Medical Center), 5%, 11/01/2033	750,000	805,028
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2038	1,000,000	1,132,812
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2048	3,500,000	3,945,270
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5%, 11/15/2046 (Prerefunded 11/15/2026)	1,300,000	1,462,997
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5%, 11/15/2046	1,880,000	2,084,968
California Health Facilities Financing Authority Rev., (Cedars-Sinai Health System), “A”, 5%, 8/15/2051	4,000,000	4,727,696
California Municipal Finance Authority Rev. (Community Health Centers of the Central Coast, Inc.), “A”, 5%, 12/01/2036 (n)	175,000	192,172
California Municipal Finance Authority Rev. (Community Health Centers of the Central Coast, Inc.), “A”, 5%, 12/01/2046 (n)	750,000	812,233
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2036	1,275,000	1,424,268
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2037	850,000	949,923
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	425,000	475,167
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2042	2,000,000	2,223,145
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2047	1,000,000	1,105,497
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “B”, 4%, 7/01/2047	1,685,000	1,766,947
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2028	205,000	217,413
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2029	165,000	174,757
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2030	85,000	89,916
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	315,000	332,331
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2044	415,000	435,951
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	1,500,000	1,644,592
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	2,545,000	2,785,074
California Public Finance Authority Rev. (Hoag Memorial Hospital Presbyterian), “A”, 4%, 7/15/2051 (w)	2,000,000	2,122,951
California Statewide Communities Development Authority Hospital Rev. (Methodist Hospital of Southern California), 5%, 1/01/2038	1,500,000	1,688,790
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2042	4,000,000	4,545,554
California Statewide Communities Development Authority Rev. (Emante Health), “A”, 4%, 4/01/2039	1,600,000	1,734,793
California Statewide Communities Development Authority Rev. (Emante Health), “A”, 4%, 4/01/2040	650,000	703,241
California Statewide Communities Development Authority Rev. (Emante Health), “A”, 4%, 4/01/2045	2,000,000	2,138,781
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2053	1,000,000	1,119,014
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2057	2,000,000	2,238,028
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	200,000	218,280
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2054	1,650,000	1,770,421
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056 (n)	1,000,000	1,093,134
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2036	635,000	705,213
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2037	455,000	505,039
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2038	430,000	476,756
California Statewide Communities Development Authority Rev. (Redlands Community Hospital), 5%, 10/01/2046	1,925,000	2,102,787
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 8/15/2032 (Prerefunded 8/15/2022)	390,000	395,616
Doylestown, PA, Hospital Rev., “A”, 5%, 7/01/2049	70,000	75,942
Palomar Health, CA, Refunding Rev., AGM, 5%, 11/01/2047	2,000,000	2,276,521
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2022	230,000	231,455
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2023	260,000	266,228
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2024	235,000	243,885
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2025	290,000	305,154
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2026	300,000	319,676
Tulare County, CA, Sierra View Local Health Care District Rev., 5%, 7/01/2028	665,000	760,655
Tulare County, CA, Sierra View Local Health Care District Rev., 5%, 7/01/2029	635,000	737,197
Upland, CA (San Antonio Regional Hospital), COP, 4%, 1/01/2042	1,000,000	1,049,010
Upland, CA (San Antonio Regional Hospital), COP, 5%, 1/01/2047	1,000,000	1,110,857
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2031	325,000	369,450
Washington Township, CA, Health Care District Rev., “A”, 4%, 7/01/2033	550,000	586,023
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2042	1,000,000	1,108,477
		$ 70,159,532
Healthcare Revenue - Long Term Care – 3.9%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/2035	$1,270,000	$ 1,303,617
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2034	700,000	761,416
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2039	1,000,000	1,087,588
35

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
California Health Facilities Financing Authority Rev. (ON LOK Senior Health Services), 5%, 8/01/2040	$650,000	$ 735,558
California Health Facilities Financing Authority Rev. (ON LOK Senior Health Services), 5%, 8/01/2050	1,000,000	1,117,234
California Health Facilities Financing Authority Rev. (ON LOK Senior Health Services), 5%, 8/01/2055	1,000,000	1,109,939
California Municipal Finance Authority Rev. (Channing House Project), “B”, 5%, 5/15/2047	2,000,000	2,181,304
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2046 (n)	1,250,000	1,303,241
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	775,000	826,752
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2038	435,000	465,625
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2039	430,000	459,719
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2040	435,000	462,719
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2043	980,000	1,038,029
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044 (n)	1,405,000	1,417,042
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 5/15/2047	1,785,000	1,791,069
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2039	500,000	527,621
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2040	500,000	526,769
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2041	1,000,000	1,052,804
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2046	1,000,000	1,041,214
California Statewide Communities Development Authority Rev. (Front Port Communities and Services), “A”, 4%, 4/01/2042	735,000	766,689
California Statewide Communities Development Authority Rev. (Front Port Communities and Services), “A”, 5%, 4/01/2047	1,835,000	2,017,364
California Statewide Communities Development Authority Rev. (Terraces at San Joaquin Gardens), “A”, 6%, 10/01/2042 (Prerefunded 10/01/2022)	750,000	767,304
		$ 22,760,617
Industrial Revenue - Environmental Services – 0.5%
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	$3,000,000	$ 2,891,776
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$500,000	$ 480,435
Miscellaneous Revenue - Other – 0.8%
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2034	$830,000	$ 871,540
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2035	830,000	871,143
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2031	1,335,000	1,414,877
San Francisco, CA, City & County Airports Commission, International Airport Rev., Special Facilities Lease Rev. (SFO Fuel Co. LLC), 5%, 1/01/2040	1,510,000	1,672,922
		$ 4,830,482
Multi-Family Housing Revenue – 4.4%
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	$3,000,000	$ 2,814,777
California Community Housing Agency, Essential Housing Rev. (Aster), “A-2”, 4%, 2/01/2043 (n)	3,000,000	2,704,358
California Community Housing Agency, Essential Housing Rev. (Fountains at Emerald Park), “A-1”, 3%, 8/01/2056 (n)	3,000,000	2,290,196
California Housing Finance Agency Municipal Certificates, “A”, 4%, 3/20/2033	2,894,787	3,066,224
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	4,000,000	3,804,239
California Statewide Communities Development Authority, Essential Housing Rev. (City of Orange Portfolio), “B”, 4%, 3/01/2057 (n)	2,000,000	1,612,563
California Statewide Communities Development Authority, Essential Housing Rev. (Oceanaire-Long Beach), “A-2”, 4%, 9/01/2056 (n)	3,000,000	2,828,745
CMFA Special Finance Agency VIII Rev. (Elan Huntington Beach), “A-2”, 4%, 8/01/2047 (n)	3,000,000	2,488,806
CMFA Special Finance Agency XII, Essential Housing Rev. (Allure Apartments), “A-1”, 3.25%, 2/01/2057 (n)	2,000,000	1,596,177
CMFA Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	3,000,000	2,743,763
		$ 25,949,848
Parking – 0.3%
Stockton, CA, Public Financing Authority Parking Rev., 5%, 3/01/2047	$1,625,000	$ 1,768,655
Port Revenue – 1.7%
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, AGM, 5%, 10/01/2036	$1,710,000	$ 1,900,742
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2028	1,250,000	1,410,279
36

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Port Revenue – continued
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2029	$3,875,000	$ 4,431,483
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 11/01/2029	2,125,000	2,445,210
		$ 10,187,714
Sales & Excise Tax Revenue – 2.5%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$40,000	$ 44,632
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	30,000	33,831
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	40,000	45,619
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036	165,000	166,537
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	225,000	225,616
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	114,000	119,406
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	4,615,000	4,906,666
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	1,100,000	1,137,921
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	385,000	398,546
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	9,336
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	186,000	195,547
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	14,000	13,124
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	171,000	146,330
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	31,000	24,713
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,566,000	1,159,122
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,524,000	1,039,798
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	13,175,000	4,026,217
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	745,000	723,633
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	555,000	547,630
		$ 14,964,224
Secondary Schools – 3.8%
California Infrastructure & Economic Development Bank, 4%, 11/01/2050	$500,000	$ 517,154
California Infrastructure & Economic Development Bank Charter School Rev. (Alliance for College-Ready Public Schools), “B”, 5%, 11/01/2039	300,000	334,884
California Infrastructure & Economic Development Bank Charter School Rev. (Alliance for College-Ready Public Schools), “B”, 5%, 11/01/2044	350,000	388,202
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	1,000,000	971,460
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	825,000	828,466
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2038 (n)	970,000	1,052,595
California Municipal Finance Authority, Education Rev. (American Heritage Education Foundation Project), “A”, 5%, 6/01/2046	750,000	796,654
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (Prerefunded 8/01/2025) (n)	50,000	54,751
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (n)	450,000	481,709
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040 (n)	415,000	444,778
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2045 (n)	415,000	442,332
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2040 (n)	525,000	579,118
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2050 (n)	1,000,000	1,091,368
California School Finance Authority, Charter School Rev. (Downtown Prep), 5%, 6/01/2046 (n)	1,000,000	1,026,722
California School Finance Authority, Charter School Rev. (Social Bonds - Fenton Charter Public Schools Obligated Group), “A”, 5%, 7/01/2040 (n)	1,125,000	1,196,794
California School Finance Authority, Charter School Rev. (Social Bonds - Fenton Charter Public Schools Obligated Group), “A”, 5%, 7/01/2058 (n)	625,000	655,157
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2030 (n)	1,190,000	1,282,256
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2040 (n)	750,000	789,248
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2050 (n)	1,060,000	1,104,895
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	1,245,000	1,332,662
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2038 (n)	870,000	955,664
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048 (n)	870,000	942,176
37

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – continued
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2034	$530,000	$ 557,494
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2037 (n)	505,000	552,817
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/2044	470,000	492,948
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2047 (n)	745,000	805,844
California School Finance Authority, School Facility Rev. (Kipp SoCal), “A”, 5%, 7/01/2049 (n)	1,050,000	1,159,513
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/2047	1,270,000	1,273,169
		$ 22,110,830
Single Family Housing - State – 0.8%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	$1,460,000	$ 1,519,969
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4.25%, 1/01/2050	1,975,000	2,054,134
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, FNMA, 4.75%, 1/01/2049	1,295,000	1,362,023
		$ 4,936,126
State & Local Agencies – 2.9%
California Infrastructure & Economic Development Bank Lease Rev. (California State Teachers' Retirement System Headquarters Expansion Green Bonds - Climate Bond Certified), 5%, 8/01/2044	$1,500,000	$ 1,714,053
California Municipal Finance Authority, Lease Rev. (Orange County Civic Center Infrastructure Improvement Program - Phase II), “A”, 5%, 6/01/2043	4,505,000	5,120,963
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/2028	2,120,000	2,178,847
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.1% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	2,360,000	2,238,333
Fresno, CA, Joint Powers Financing Authority Rev., Lease Revenue Refunding Rev. (Master Lease Projects), “A”, AGM, 5%, 4/01/2034	1,000,000	1,110,551
Fresno, CA, Joint Powers Financing Authority Rev., Lease Revenue Refunding Rev. (Master Lease Projects), “A”, AGM, 5%, 4/01/2037	800,000	886,071
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	540,000	593,711
Ontario Public Finance Authority Lease Rev., AGM, 5%, 11/01/2042	1,025,000	1,171,359
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2030	500,000	551,701
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2031	1,000,000	1,102,287
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2032	550,000	605,646
		$ 17,273,522
Student Loan Revenue – 0.1%
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	$345,000	$ 317,224
Tax - Other – 0.2%
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	$315,000	$ 344,457
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	170,000	185,783
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	500,000	541,285
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	100,000	98,830
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	305,000	308,641
		$ 1,478,996
Tax Assessment – 6.1%
California Statewide Communities Development Authority Rev. (Infrastructure Program), “A”, 5%, 9/02/2048	$940,000	$ 1,024,627
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 5%, 9/02/2039	1,000,000	1,097,460
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 5%, 9/02/2044	1,000,000	1,088,377
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 4%, 9/02/2050	505,000	508,850
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 4%, 9/02/2040	2,000,000	2,041,993
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 5%, 9/02/2044	500,000	549,986
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 5%, 9/02/2049	500,000	546,717
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 9/01/2031	1,000,000	1,032,432
Jurupa, CA, Community Facilities Services District, Special Tax (Eastvale Area District No. 31), “A”, 5%, 9/01/2037	1,000,000	1,009,888
Jurupa, CA, Public Financing Authority, Special Tax Refunding Rev., “A”, AGM, 4%, 9/01/2043	1,745,000	1,862,073
Lake Elsinore, CA, Public Financing Authority Rev., 5%, 9/01/2035	920,000	981,985
Lee Lake, CA, Public Financing Authority, Senior Lien Rev., “A”, 5.125%, 9/01/2035	1,000,000	1,040,061
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, AGM, 5%, 9/01/2022	300,000	304,677
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, AGM, 5%, 9/01/2023	295,000	308,280
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, ETM, AGM, 5%, 9/01/2022	40,000	40,619
38

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, ETM, AGM, 5%, 9/01/2023	$45,000	$ 47,000
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/2033	840,000	874,531
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	650,000	695,741
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2029	1,350,000	1,446,115
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 9/01/2033	1,000,000	1,033,209
Rancho Cucamonga, CA, Redevelopment Agency, Tax Allocation Refunding (Successor Agency to the Rancho Redevelopment Project Area), AGM, 5%, 9/01/2032	2,625,000	2,815,427
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2030	890,000	974,359
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2031	1,095,000	1,198,616
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/2034	1,385,000	1,488,828
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	750,000	802,021
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “B”, NPFG, 5%, 8/01/2043	1,100,000	1,220,442
San Francisco, CA, City and County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2026 (n)	100,000	103,290
San Francisco, CA, City and County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2031 (n)	200,000	207,597
San Francisco, CA, City and County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2036 (n)	700,000	726,556
San Francisco, CA, City and County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2051 (n)	1,600,000	1,612,508
Santa Cruz County, CA, Redevelopment Agency Tax Allocation Rev., 5%, 9/01/2023	1,000,000	1,043,734
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2034	1,200,000	1,411,823
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2036	1,600,000	1,876,270
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2037	700,000	820,433
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2033	300,000	349,122
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2034	300,000	348,716
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2035	250,000	290,313
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2038	600,000	694,696
		$ 35,519,372
Tobacco – 3.5%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$370,000	$ 416,153
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	7,375,000	1,096,974
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2049	1,500,000	1,550,618
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2049	1,000,000	1,081,995
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), “B-1”, 1.375%, 6/01/2030	35,000	34,223
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), “B-1”, 5%, 6/01/2049	750,000	814,679
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	10,000,000	2,112,601
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), “B-1”, 1.1%, 6/01/2030	5,000	4,719
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), “B-1”, 4%, 6/01/2049	325,000	329,265
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	5,000,000	1,056,300
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5%, 6/01/2029 (Prerefunded 6/01/2027)	2,000,000	2,276,219
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “B-2”, 0%, 6/01/2066	15,000,000	1,823,121
Sacramento County, CA, Tobacco Securitization Corp. Authority, “2021A-1”, 4%, 6/01/2049	1,000,000	1,013,287
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.), “A”, 5%, 6/01/2036	250,000	280,990
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.), “A”, 5%, 6/01/2037	1,000,000	1,123,082
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.), “A”, 5%, 6/01/2038	750,000	840,822
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.), “A”, 5%, 6/01/2048	4,250,000	4,692,854
		$ 20,547,902
Toll Roads – 2.3%
Bay Area Toll Authority, California Toll Bridge Rev., “A”, 2%, 4/01/2056 (Put Date 4/01/2028)	$4,000,000	$3,871,404
39

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – continued
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2033	$2,985,000	$ 3,203,663
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2034	855,000	915,969
California Foothill/Eastern Transportation Corridor Agency, Toll Road Rev., “C”, 5%, 1/15/2027	200,000	221,420
California Foothill/Eastern Transportation Corridor Agency, Toll Road Rev., “C”, 5%, 1/15/2028	200,000	224,506
California Foothill/Eastern Transportation Corridor Agency, Toll Road Rev., “C”, 5%, 1/15/2031	300,000	348,506
Riverside County, CA, Transportation Commission Toll Rev., “A”, 5.75%, 6/01/2044 (Prerefunded 6/01/2023)	1,680,000	1,758,222
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., “A”, 4%, 1/15/2035	1,730,000	1,871,096
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., “A”, 4%, 1/15/2038	300,000	321,216
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., “A”, 4%, 1/15/2039	315,000	336,407
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., “A”, 4%, 1/15/2044	255,000	268,525
		$ 13,340,934
Transportation - Special Tax – 1.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	$470,000	$ 473,271
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	65,000	66,466
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	225,000	228,582
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,530,000	1,552,901
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NPFG, 5%, 7/01/2038	75,000	77,142
Lancaster, CA, Financing Authority Rev. (Measure M&R Structure Improvement Project), BAM, 4%, 6/01/2039	1,365,000	1,478,339
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	1,400,000	1,419,334
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	500,000	556,647
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	500,000	548,590
		$ 6,401,272
Universities - Colleges – 4.2%
California Educational Facilities Authority Rev. (Art Center College of Design), “A”, 5%, 12/01/2036	$2,060,000	$ 2,316,645
California Educational Facilities Authority Rev. (Chapman University), “B”, 4%, 4/01/2047	1,000,000	1,032,906
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2036	425,000	470,868
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2037	1,265,000	1,399,915
California Educational Facilities Authority Rev. (Loyola Marymount University), “B”, 5%, 10/01/2038	630,000	722,471
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2036	1,000,000	1,080,036
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2037	1,000,000	1,079,726
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2038	500,000	539,433
California Educational Facilities Authority Rev. (University of San Francisco), “A”, 5%, 10/01/2038	1,000,000	1,146,780
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2033	625,000	690,933
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2035	1,195,000	1,319,028
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2039	1,000,000	1,098,687
California Municipal Finance Authority Rev. (Concordia University Irvine), 4%, 1/01/2032	235,000	250,954
California Municipal Finance Authority Rev. (Concordia University Irvine), 4%, 1/01/2033	235,000	250,856
California Municipal Finance Authority Rev. (Concordia University Irvine), 4%, 1/01/2034	250,000	266,076
California Municipal Finance Authority Rev. (Concordia University Irvine), 4%, 1/01/2035	315,000	334,835
California Municipal Finance Authority Rev. (Emerson College), “B”, 5%, 1/01/2042	4,310,000	4,703,849
California Municipal Finance Authority Rev. (University of La Verne), “A”, 5%, 6/01/2043	1,500,000	1,683,965
California Municipal Finance Authority Rev. (University of the Pacific), “A”, 5%, 11/01/2029	500,000	589,928
California Municipal Finance Authority Rev. (University of the Pacific), “A”, 5%, 11/01/2030	520,000	620,628
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	500,000	514,479
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2048	2,500,000	2,541,214
		$ 24,654,212
Universities - Dormitories – 3.8%
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2035	$450,000	$ 510,175
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2040	600,000	671,840
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2045	600,000	663,569
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2050	650,000	716,401
40

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – continued
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2055	$825,000	$ 903,057
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2057	450,000	490,890
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation), “A”, 5%, 6/01/2035	225,000	241,689
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), 5%, 5/15/2037	2,605,000	2,872,515
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	3,065,000	3,381,888
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2034 (n)	375,000	404,172
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2039 (n)	475,000	508,256
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2051 (n)	1,440,000	1,518,704
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,500,000	1,558,998
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2034	1,000,000	1,090,179
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	1,740,000	1,752,353
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	3,000,000	3,272,475
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	3,250,000	1,681,419
		$ 22,238,580
Utilities - Cogeneration – 0.6%
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 7/01/2039 (n)	$1,000,000	$ 1,105,774
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 11/21/2045 (n)	1,610,000	1,759,894
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev., Taxable (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	500,000	512,500
		$ 3,378,168
Utilities - Municipal Owned – 2.6%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$280,000	$ 296,630
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	315,000	332,744
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	3,000,000	3,296,197
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	1,200,000	1,146,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	180,000	171,900
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	100,000	96,000
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	50,000	48,000
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	455,000	436,800
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	50,000	47,750
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	475,000	453,625
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	765,000	730,575
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	10,000	10,107
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2022	1,315,000	1,342,294
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	235,000	224,425
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	200,000	191,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	40,000	38,200
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	620,000	592,100
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	55,000	56,602
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	45,000	43,256
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	95,000	91,200
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	290,000	276,950
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	325,000	312,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	115,000	110,400
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	355,000	340,800
41

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	$280,000	$ 273,000
Southern California Public Power Authority Rev. (Milford Wind Corridor Phase II Project), “2021-1”, 5%, 7/01/2025	800,000	874,511
Vernon, CA, Electric System Rev., “A”, 5%, 8/01/2039 (w)	425,000	475,734
Vernon, CA, Electric System Rev., “A”, 5%, 8/01/2040 (w)	365,000	408,194
Vernon, CA, Electric System Rev., “A”, 5%, 8/01/2041 (w)	420,000	468,969
Vernon, CA, Electric System Rev., “A”, 5.5%, 8/01/2041	2,130,000	2,159,777
		$ 15,345,740
Utilities - Other – 1.1%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	$1,750,000	$ 2,333,479
Long Beach, CA, Bond Finance Authority Natural Gas Purchase Rev., “A”, 5.25%, 11/15/2022	2,210,000	2,259,806
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/2033	1,655,000	1,950,164
		$ 6,543,449
Water & Sewer Utility Revenue – 4.7%
Belmont, CA, Joint Powers Financing Authority, Sewer Rev., 5%, 8/01/2047	$1,885,000	$ 2,199,965
Carpinteria Valley, CA, Water District Refunding Rev., “A”, 5%, 7/01/2033	450,000	535,776
Carpinteria Valley, CA, Water District Refunding Rev., “A”, 5%, 7/01/2035	600,000	712,234
Contra Costa County, CA, Water Rev., “W”, 5%, 10/01/2024	400,000	430,385
Contra Costa County, CA, Water Rev., “W”, 5%, 10/01/2025	400,000	441,484
Fillmore, CA, Wastewater Refunding Rev., AGM, 5%, 5/01/2047	3,000,000	3,347,858
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	720,000	806,421
Metropolitan Water District of Southern California Water Refunding Rev., “B”, 4%, 10/01/2024	1,250,000	1,315,285
Metropolitan Water District of Southern California Water Refunding Rev., “B”, 4%, 10/01/2025	1,000,000	1,070,791
Metropolitan Water District of Southern California Water Refunding Rev., “B”, 5%, 10/01/2026	1,500,000	1,696,697
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,660,000	1,757,254
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2031	415,000	438,953
Porterville, CA, Water Rev. Certificates of Participation (Water System Financing Project), AGM, 4%, 8/15/2037	175,000	191,766
San Mateo-Foster City, CA, Public Financing Authority, Wastewater Rev. (Clean Water Program), 4%, 8/01/2044	2,205,000	2,370,180
Santa Barbara County, CA, Solid Waste System Rev., COP, “B”, 5%, 12/01/2036	2,000,000	2,256,911
Silicon Valley Clean Water, CA, Wastewater Rev., 4%, 8/01/2044	3,250,000	3,447,622
Soquel Creek, CA, Water District, COP, 5%, 3/01/2043 (Prerefunded 3/01/2023)	1,715,000	1,768,752
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2031	1,700,000	1,862,625
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2035	830,000	906,680
		$ 27,557,639
Total Municipal Bonds (Identified Cost, $545,133,436)		$ 545,987,782
Trust Units – 0.6%
Tax - Other – 0.6%
CCDA Class 60 Trust (taxable), 5%, 7/01/2031	635,000	$ 631,490
PRIFA Class 61 Trust, Class 2024-2005C (taxable), 5.5%, 7/01/2024	665,000	664,106
PRIFA Class 61 Trust, Class 2026-2005C (taxable), 5.5%, 7/01/2026	2,010,000	2,004,892
Total Trust Units (Identified Cost, $3,336,203)		$ 3,300,488
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$902,000	$ 784,676
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,646,032	487,425
Total Bonds (Identified Cost, $1,393,141)		$ 1,272,101
42

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $625,676)	$ 1,096,495	$589,366

Investment Companies (h) – 6.0%
Money Market Funds – 6.0%
MFS Institutional Money Market Portfolio, 0.21% (v) (Identified Cost, $35,263,314)	35,263,326	$ 35,263,326
Other Assets, Less Liabilities – 0.1%		391,500
Net Assets – 100.0%		$ 586,804,563
See Portfolio Footnotes and Notes to Financial Statements
43

Portfolio of Investments – continued
MFS Georgia Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 94.8%
Airport Revenue – 3.9%
Atlanta, GA, Airport General Refunding Rev., “C”, 4%, 7/01/2038	$1,000,000	$ 1,053,402
Atlanta, GA, Airport General Refunding Rev., “E”, 5%, 7/01/2032	250,000	290,638
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2037	1,000,000	1,044,614
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2039	205,000	213,559
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2033	1,000,000	1,050,938
Atlanta, GA, Airport Rev., “B”, 5%, 7/01/2044	1,000,000	1,106,709
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	75,000	76,340
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	265,000	284,838
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	30,000	32,055
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	35,000	37,491
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	25,000	26,460
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	40,000	42,231
		$ 5,259,275
General Obligations - General Purpose – 10.5%
Atlanta, GA, Public Improvement Rev., 4.875%, 12/01/2026 (Prerefunded 12/01/2024)	$1,000,000	$ 1,076,300
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	220,000	216,405
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	55,000	58,858
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	75,000	80,346
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	60,000	67,291
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	20,000	21,383
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	165,000	176,204
Clarke County GA, Classic Center Authority Rev. (Classic Center Arena Project), 4%, 5/01/2052	1,000,000	1,077,566
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	23,811	21,727
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	59,571	34,402
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	51,699	52,954
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	51,554	54,392
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	51,087	55,781
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	50,258	56,048
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	48,816	55,601
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	46,290	45,189
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	41,608	40,152
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	35,711	34,288
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	48,553	46,107
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	171,495	161,323
Gwinnett County, GA, School District General Obligation, 5%, 2/01/2033	1,000,000	1,215,026
Gwinnett County, GA, School District General Obligation, 5%, 2/01/2034	1,000,000	1,213,289
Richmond County, GA, Board of Education Sales Tax Rev., General Obligation, 5%, 10/01/2024	3,000,000	3,225,609
Richmond County, GA, Board of Education Sales Tax Rev., General Obligation, 5%, 10/01/2025	1,000,000	1,101,929
State of Georgia, General Obligation Refunding, “C”, 5%, 7/01/2024	635,000	679,003
State of Georgia, General Obligation, “A”, 5%, 8/01/2029	1,095,000	1,309,861
State of Illinois, General Obligation, 5.5%, 5/01/2039	180,000	203,460
State of Illinois, General Obligation, “A”, 5%, 3/01/2029	180,000	201,473
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	165,000	186,463
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	245,000	278,625
Valdosta & Lowndes County, GA, Hospital Authority Rev. Anticipation Certificate, “A”, 5%, 10/01/2036	1,000,000	1,169,552
		$ 14,216,607
General Obligations - Schools – 10.8%
Ben Hill County, GA, School District Rev., 4%, 4/01/2037	$750,000	$ 808,683
Bryan County, GA, School District General Obligation, 4%, 8/01/2032	500,000	534,131
Carroll County, GA, School District General Obligation, 5%, 4/01/2028	500,000	579,935
Cherokee County, GA, School System General Obligation, “A”, 5%, 8/01/2022	1,180,000	1,195,214
Dalton, GA, General Obligation, 5%, 2/01/2036	500,000	569,569
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	585,000	626,931
Evans County, GA, School District, 4%, 6/01/2035	660,000	716,146
Forsyth County, GA, General Obligation, 5%, 2/01/2032	1,000,000	1,197,974
Gainesville, GA, School District General Obligation, 4%, 11/01/2039	1,000,000	1,090,470
44

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Gwinnett County, GA, School District, 5%, 2/01/2029	$1,000,000	$ 1,082,918
Gwinnett County, GA, School District, 5%, 2/01/2039	1,500,000	1,748,703
Jackson County, GA, School District, 5%, 3/01/2032	1,000,000	1,166,642
Lumpkin County, GA, School District General Obligation, 5%, 12/01/2031	500,000	603,903
Lumpkin County, GA, School District General Obligation, 5%, 12/01/2032	500,000	601,516
Madison County, GA, School District COP (Capital Improvement Project), 4%, 5/01/2026	915,000	977,126
Oconee County, GA, School District, General Obligation, 5%, 3/01/2030	500,000	597,158
Paulding County School District, GA, 5%, 8/01/2026	450,000	505,075
		$ 14,602,094
Healthcare Revenue - Hospitals – 11.5%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$210,000	$ 219,341
Augusta, GA, Development Authority Rev. (AU Health System, Inc. Project), 5%, 7/01/2036	500,000	550,349
Cedartown Polk County, GA, Hospital Authority Rev., Anticipation Certificates (Polk Medical Center Project), 5%, 7/01/2039 (Prerefunded 7/01/2026)	500,000	557,781
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	5,000	5,568
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2040	205,000	235,878
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2041	485,000	508,816
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	55,000	57,380
Dalton, GA, Development Authority Rev. (Hamilton Health Care System), 5%, 8/15/2028	500,000	506,899
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System), 4%, 8/15/2048	250,000	265,495
Doylestown, PA, Hospital Rev., “A”, 5%, 7/01/2049	15,000	16,273
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2039	500,000	533,472
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2049	1,000,000	1,047,722
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), 5%, 4/01/2034	1,000,000	1,117,498
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 5%, 4/01/2042	750,000	830,692
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2032	500,000	555,634
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2035	500,000	527,794
Glynn-Brunswick, GA, Memorial Hospital Authority Rev. (Southeast Georgia Health System, Inc. Project), 5%, 8/01/2028	500,000	540,944
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2029	670,000	773,626
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	1,000,000	1,110,096
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.25%, 8/15/2049 (Prerefunded 2/15/2025)	1,595,000	1,737,286
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 4%, 7/01/2041	465,000	494,492
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	55,000	59,077
Richmond County, GA, Hospital Authority Rev., Anticipation Certificates (University Health Services, Inc. Project), 4%, 1/01/2036	1,000,000	1,051,219
Savannah, GA, Hospital Authority Rev. (St. Joseph's/Candler Health System, Inc.), “A”, 4%, 7/01/2043	1,000,000	1,063,710
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	570,000	598,221
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	550,000	570,761
		$ 15,536,024
Healthcare Revenue - Long Term Care – 0.8%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), “A, 5%, 7/01/2036	$500,000	$ 522,937
Hall County and Gainesville, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), 5%, 11/15/2033	500,000	551,157
		$ 1,074,094
Healthcare Revenue - Other – 1.2%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 7/01/2028	$500,000	$ 561,020
Floyd County, GA, Hospital Authority Rev. Anticipation Certificates (Floyd Medical Center Project), ”B“, 5%, 7/01/2032 (Prerefunded 7/01/2022)	1,000,000	1,009,586
		$ 1,570,606
Industrial Revenue - Paper – 0.1%
Rockdale County, GA, Development Authority Refunding Rev. (Pratt Paper LLC Project), 4%, 1/01/2038 (n)	$150,000	$ 150,604
Miscellaneous Revenue - Other – 4.1%
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., ”A“, 4%, 1/01/2054	$1,250,000	$ 1,219,692
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., ”B“, 5%, 1/01/2054 (n)	1,000,000	1,022,843
45

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
Downtown Savannah, GA, Authority Rev. (Chatham County Judicial Complex Project), 5%, 6/01/2032	$1,000,000	$ 1,112,063
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2034	500,000	565,431
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2036	500,000	544,434
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2044	660,000	738,317
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2040 (Prerefunded 7/01/2023)	75,000	77,693
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	310,000	311,863
		$ 5,592,336
Sales & Excise Tax Revenue – 3.8%
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2029	$10,000	$ 11,158
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2030	5,000	5,639
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2031	10,000	11,405
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2036	40,000	40,373
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2042	50,000	50,137
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series), ”A“, 5%, 7/01/2044 (Prerefunded 7/01/2025)	1,000,000	1,092,151
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series), ”C“, 4%, 7/01/2036	750,000	803,026
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev., ”E-1“, 3%, 7/01/2040	1,000,000	946,107
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	24,000	25,138
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	234,000	248,789
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	237,000	245,170
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	83,000	85,920
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	38,000	39,950
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	1,000	937
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	35,000	29,951
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	6,000	4,783
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	326,000	241,299
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	316,000	215,601
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	2,899,000	885,921
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (n)	145,000	140,841
		$ 5,124,296
Secondary Schools – 0.2%
District of Columbia Rev. (Rocketship D.C.), ”A“, 5%, 6/01/2049 (n)	$250,000	$ 260,116
North Texas Education Finance Corp., Education Rev. (Uplift Education), ”A“, 5.125%, 12/01/2042 (Prerefunded 6/01/2022)	75,000	75,489
		$ 335,605
Single Family Housing - Local – 0.4%
Montgomery County, MD, Housing Opportunities Commission Program Rev., ”A“, 4%, 7/01/2049	$465,000	$ 480,884
Single Family Housing - State – 4.2%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”C-1“, 4%, 11/15/2047	$275,000	$ 282,168
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”D-1“, GNMA, 4%, 11/15/2047	325,000	333,601
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.6%, 12/01/2044	1,000,000	1,008,848
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.5%, 6/01/2045	150,000	152,139
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 4%, 12/01/2048	405,000	411,198
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 4%, 6/01/2050	865,000	897,407
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”B-2“, 2.35%, 6/01/2025	1,400,000	1,407,055
Iowa Finance Authority, Single Family Mortgage Rev., ”A“, GNMA, 4%, 7/01/2047	345,000	353,972
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, 4.25%, 9/01/2049	310,000	322,733
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 4.25%, 1/01/2050	425,000	442,029
		$ 5,611,150
State & Local Agencies – 2.5%
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 1.1% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	$460,000	$ 436,285
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047 (Prerefunded 5/01/2028)	110,000	127,511
46

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047	$200,000	$ 225,015
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029 (Prerefunded 6/15/2026)	10,000	11,125
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”AAA“, 5%, 6/15/2026	110,000	120,941
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”LLL“, 5%, 6/15/2039	255,000	283,890
Villa Rica, GA, Public Facilities Authority Rev. (Water and Sewerage Project), 5%, 3/01/2039	500,000	531,560
Walton, GA, Industrial Building Authority Rev. (Walton County Jail Facility Project), 4%, 2/01/2046	1,500,000	1,615,829
		$ 3,352,156
Student Loan Revenue – 0.2%
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3%, 12/01/2039	$50,000	$ 48,627
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3.5%, 12/01/2044	130,000	116,799
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	75,000	68,962
		$ 234,388
Tax - Other – 1.2%
Atlanta & Fulton County, GA, Recreation Authority Park Improvement, ”A“, 5%, 12/01/2032	$500,000	$ 536,528
Atlanta, GA, Development Authority Rev. (New Downtown Atlanta Stadium Project), ”A-1“, 5%, 7/01/2033	740,000	801,246
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	65,000	71,079
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	35,000	38,249
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	100,000	108,257
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	101,194
		$ 1,656,553
Tax Assessment – 1.2%
Atlanta, GA, Tax Allocation (Beltline Project), ”B“, 5%, 1/01/2030	$1,000,000	$ 1,113,974
Atlanta, GA, Tax Allocation (Eastside Project), 5%, 1/01/2030 (Prerefunded 1/01/2026)	410,000	453,122
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	10,000	10,383
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	9,000	9,653
		$ 1,587,132
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2036	$75,000	$ 84,355
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, ”2“, 5%, 6/01/2055	410,000	426,686
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, ”2“, 0%, 6/01/2057	1,555,000	231,294
		$ 742,335
Toll Roads – 0.3%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$80,000	$ 85,589
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	60,000	63,959
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	95,000	95,944
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	190,000	191,604
		$ 437,096
Transportation - Special Tax – 1.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NPFG, 4.75%, 7/01/2038	$140,000	$ 143,998
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	70,000	70,487
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”J“, NPFG, 5%, 7/01/2029	10,000	10,225
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2031	330,000	334,939
Metropolitan Transportation Authority Rev., NY, Anticipation Note, ”D-1“, 5%, 9/01/2022	290,000	294,005
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2038 (w)	40,000	41,360
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2039 (w)	85,000	87,727
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2041 (w)	70,000	71,627
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2029 (w)	35,000	39,647
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2030 (w)	35,000	39,945
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2031 (w)	55,000	63,304
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2032 (w)	35,000	40,537
47

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2033 (w)	$50,000	$ 57,714
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2034 (w)	45,000	51,681
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2035 (w)	45,000	51,508
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2036 (w)	45,000	51,400
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2037 (w)	25,000	28,496
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2045	75,000	82,822
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	120,000	132,943
New Jersey Transportation Trust Fund Authority, Transportation Program, ”A“, 5%, 12/15/2039	70,000	77,931
New Jersey Transportation Trust Fund Authority, Transportation Program, ”BB“, 5%, 6/15/2044	65,000	71,317
		$ 1,843,613
Universities - Colleges – 18.5%
Albany-Dougherty County, GA, Inner City Authority Refunding Rev. (USG Real Estate Foundation X LLC Project), 4%, 6/01/2034	$1,430,000	$ 1,509,236
Americus-Sumter, GA, Payroll Development Authority Rev. (USG Real Estate Foundation VII LLC Project), ”A“, 3.5%, 6/01/2035	500,000	520,657
Barnesville-Lamar County, GA, Industrial Development Authority Refunding Rev. (USG Real Estate Foundation VI LLC Project), 5%, 6/01/2038	600,000	686,444
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2037	560,000	593,531
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	1,000,000	1,042,407
Bleckley-Dodge County, GA, Joint Development Authority Refunding Rev. (USG Real Estate Foundation VII LLC Project), 5%, 7/01/2038	815,000	932,365
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038 (Prerefunded 7/01/2027)	200,000	227,759
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038	800,000	903,376
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Project), 4%, 7/01/2037	1,000,000	1,093,533
Carrollton, GA, Payroll Development Authority Refunding Rev. (UWG Housing, LLC Project), 5%, 7/01/2038	750,000	855,669
Cobb County, GA, Development Authority, Parking & Dining Hall Refunding Lease Rev. (Kennesaw State University Real Estate Foundations Projects), 5%, 7/15/2034	500,000	569,111
Dahlonega, GA, Downtown Development Authority Refunding Rev. (North Georgia MAC LLC), 5%, 7/01/2036	1,000,000	1,125,218
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 3/01/2034	300,000	341,566
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2044	1,000,000	1,153,823
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 4%, 6/15/2049	500,000	534,327
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2052	1,000,000	1,145,437
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.) ”A“, 5%, 10/01/2028	840,000	964,036
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.) ”A“, 5%, 6/01/2039	1,000,000	1,161,803
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 6/01/2028	500,000	539,875
Georgia Higher Education Facilities Authority Refunding Rev. (USG Real Estate Foundation II LLC Project), 4%, 6/15/2036	750,000	798,243
Georgia Private Colleges & Universities Authority Rev. (Emory University), ”B“, 4%, 9/01/2036	1,000,000	1,095,416
Georgia Private Colleges & Universities Authority Rev. (Emory University), ”B“, 4%, 9/01/2037	1,000,000	1,094,691
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5%, 10/01/2040	350,000	374,759
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), ”C“, 5.25%, 10/01/2027	350,000	355,376
Gwinnett County, GA, Development Authority Rev. (Georgia Gwinnet County Student Housing), ”A“, 5%, 7/01/2040	1,000,000	1,123,282
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	500,000	502,550
Moultrie-Colquitt County, GA, Development Authority Rev. (Philadelphia College of Osteopathic Medicine), 5%, 12/01/2048	870,000	985,251
Private Colleges & Universities, GA, Authority Rev. (Emory University), ”B“, 4%, 9/01/2040	500,000	544,399
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	80,000	80,685
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	25,000	25,379
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	45,000	45,758
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	55,000	55,594
Richmond County, GA, Development Authority Rev. (Georgia Regents University Academic Research Center Project), AGM, 5%, 12/15/2032	325,000	345,625
Savannah, GA, Economic Development Authority Refunding Rev. (Savannah State University Projects), 4%, 6/15/2037	1,000,000	1,074,686
South Regional, GA, Joint Development Authority Rev. (VSU Parking and Student Service Center Project), ”A“, 5%, 8/01/2035	500,000	547,073
		$ 24,948,940
48

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – 0.8%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$635,000	$ 700,652
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), ”C“, 5%, 7/15/2030	400,000	423,258
		$ 1,123,910
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev., Taxable (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$100,000	$ 102,500
Utilities - Municipal Owned – 8.5%
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2041	$1,500,000	$ 1,632,010
Buford, GA, Combined Utility System Rev., AGM, 4%, 7/01/2034	300,000	324,444
Buford, GA, Combined Utility System Rev., AGM, 4%, 7/01/2039	400,000	428,394
Buford, GA, Combined Utility System Rev., AGM, 4%, 7/01/2040	400,000	427,817
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2029	1,195,000	1,351,467
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2032	1,000,000	1,173,633
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2035	500,000	531,533
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2036	500,000	530,990
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), ”A“, 5%, 1/01/2039	750,000	839,054
Georgia Municipal Electric Authority (Project One), ”A“, 5%, 1/01/2037	1,000,000	1,164,304
Georgia Municipal Electric Authority (Project One), ”A“, 5%, 1/01/2038	125,000	141,098
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), ”S“, 5%, 10/01/2025	500,000	507,560
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), ”S“, 5%, 10/01/2026	500,000	507,752
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	50,000	52,970
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	60,000	63,380
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	245,000	233,975
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	40,000	38,200
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	20,000	19,200
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	10,000	9,600
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	95,000	91,200
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	10,000	9,550
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	100,000	95,500
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	155,000	148,025
Puerto Rico Electric Power Authority Rev., ”RR“, AGM, 5%, 7/01/2028	490,000	498,754
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	45,000	42,975
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	45,000	42,975
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	10,000	9,550
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	125,000	119,375
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2030	70,000	71,479
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	10,000	10,291
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	10,000	9,613
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	20,000	19,200
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	60,000	57,300
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	70,000	67,200
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	25,000	24,000
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	75,000	72,000
Puerto Rico Electric Power Authority Rev., Taxable, ”EEE“, 6.05%, 7/01/2032 (a)(d)	60,000	58,500
		$ 11,424,868
Water & Sewer Utility Revenue – 8.1%
Atlanta, GA, Water & Wastewater Refunding Rev., 5%, 11/01/2036	$750,000	$ 846,783
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2037	1,000,000	1,128,680
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2038	1,000,000	1,127,461
Atlanta, GA, Water & Wastewater Refunding Rev., ”B“, 4%, 11/01/2038	500,000	534,397
Cartersville, GA, Development Authority Waste & Water Facilities Rev., 4%, 6/01/2038	500,000	537,118
Columbia County, GA, Water and Sewerage Rev., 5%, 6/01/2033	655,000	779,327
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2035	350,000	387,354
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2036	150,000	165,745
49

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
DeKalb County, GA, Water & Sewer Rev., ”A“, 5.25%, 10/01/2031	$1,000,000	$ 1,003,283
DeKalb County, GA, Water & Sewer Rev., ”B“, 5.25%, 10/01/2025	1,000,000	1,109,254
Gainesville, GA, Water and Sewerage Refunding Rev., 5%, 11/15/2024	500,000	539,284
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	30,000	32,571
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	125,000	134,868
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	45,000	47,344
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	45,000	47,168
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	155,000	173,605
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2/01/2027	1,000,000	1,146,554
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	15,000	15,903
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	20,000	21,101
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	10,000	10,580
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	20,000	21,150
Oconee County, GA, Water & Sewerage Rev., ”A“, 5%, 9/01/2033	555,000	626,084
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), 5%, 2/01/2038 (Prerefunded 2/01/2026)	500,000	554,632
		$ 10,990,246
Total Municipal Bonds (Identified Cost, $129,738,785)		$ 127,997,312
Trust Units – 0.3%
Tax - Other – 0.3%
CCDA Class 60 Trust (taxable), 5%, 7/01/2031	95,000	$ 94,475
PRIFA Class 61 Trust, Class 2024-2005C (taxable), 5.5%, 7/01/2024	125,000	124,832
PRIFA Class 61 Trust, Class 2026-2005C (taxable), 5.5%, 7/01/2026	145,000	144,632
Total Trust Units (Identified Cost, $367,848)		$ 363,939
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$204,000	$ 177,465
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	346,533	102,616
Total Bonds (Identified Cost, $306,165)		$ 280,081

Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $131,888)	$ 231,133	$124,234

Investment Companies (h) – 3.9%
Money Market Funds – 3.9%
MFS Institutional Money Market Portfolio, 0.21% (v) (Identified Cost, $5,309,987)	5,309,987	$ 5,309,987
Other Assets, Less Liabilities – 0.7%		933,328
Net Assets – 100.0%		$ 135,008,881
See Portfolio Footnotes and Notes to Financial Statements
50

Portfolio of Investments – continued
MFS Maryland Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 94.4%
Airport Revenue – 1.5%
Maryland Department of Transportation Special Project Rev., ”B“, 4%, 8/01/2040	$1,000,000	$ 1,045,386
Salt Lake, UT, International Airport Rev., ”A“, 5%, 7/01/2024	90,000	95,014
Salt Lake, UT, International Airport Rev., ”A“, 5%, 7/01/2025	120,000	129,062
Salt Lake, UT, International Airport Rev., ”A“, 5%, 7/01/2026	180,000	197,275
Salt Lake, UT, International Airport Rev., ”A“, 5%, 7/01/2027	225,000	250,678
		$ 1,717,415
General Obligations - General Purpose – 23.0%
Anne Arundel County, MD, Consolidated General Obligation Improvement, 5%, 10/01/2027	$1,000,000	$ 1,154,016
Anne Arundel County, MD, Consolidated Water & Sewer, 5%, 10/01/2040	400,000	470,719
Anne Arundel County, MD, General Obligation Consolidated Improvement Refunding, 5%, 4/01/2027	1,000,000	1,142,730
Anne Arundel County, MD, General Obligation Consolidated Improvement Refunding, 5%, 4/01/2028	1,000,000	1,164,761
Baltimore County, MD, Metropolitan District (80th Issue), 5%, 3/01/2033	1,250,000	1,438,684
Baltimore County, MD, Public Improvement, 4%, 3/01/2037	1,750,000	1,896,873
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	225,000	221,323
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	21,335	19,468
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	53,375	30,824
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	46,322	47,446
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	46,192	48,735
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	45,774	49,980
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	45,031	50,218
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	43,739	49,819
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	41,476	40,489
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	37,281	35,976
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	31,997	30,722
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	43,504	41,313
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	150,243	141,332
Frederick County, MD, General Obligation, Public Facilities Refunding Project, ”A“, 4%, 10/01/2032	1,000,000	1,136,419
Harford County, MD, Consolidated General Obligation Public Improvement Project, 4%, 10/01/2023	1,745,000	1,805,938
Howard County, MD, Consolidated Public Improvement Project, ”A“, 5%, 8/15/2023	1,000,000	1,045,429
Howard County, MD, Consolidated Public Improvement Project, ”A“, 5%, 8/15/2028	1,000,000	1,172,988
Howard County, MD, Metropolitan District Project, ”C“, 4%, 2/15/2048	1,500,000	1,591,306
Maryland Community Development Administration, Local Government Infrastructure, ”A-2“, 4%, 6/01/2036	1,210,000	1,318,532
Maryland State & Local Facilities Loan, General Obligation Refunding, ”A“, 5%, 8/01/2025	1,000,000	1,099,086
Maryland State & Local Facilities Loan, General Obligation, ”A“, 5%, 3/15/2027	1,000,000	1,141,622
Maryland State & Local Facilities Loan, General Obligation, ”A“, 5%, 8/01/2035	1,000,000	1,200,334
Montgomery County, MD, Consolidated Public Improvement, ”A“, 5%, 11/01/2026 (Prerefunded 11/01/2024)	500,000	538,621
Prince George's County, MD, Consolidated Public Improvement, ”A“, 5%, 7/15/2033	1,000,000	1,159,318
Prince George's County, MD, General Obligation Consolidated Public Improvement, ”A“, 5%, 7/15/2023	2,500,000	2,606,436
Prince George's County, MD, General Obligation Consolidated Public Improvement, ”A“, 5%, 7/01/2024	1,015,000	1,085,567
State of California, Various Purpose General Obligation Refunding, 4%, 10/01/2041	780,000	850,319
State of Illinois, General Obligation, 5.5%, 5/01/2039	160,000	180,853
Washington Suburban Sanitary District, MD, Consolidated Public Improvement Refunding, 5%, 6/01/2024	1,000,000	1,067,110
		$ 27,075,306
General Obligations - Schools – 0.0%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$20,000	$ 22,366
Healthcare Revenue - Hospitals – 15.8%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), ”A-2“, 5%, 8/01/2049	$5,000	$ 5,568
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc. Project), ”A“, 4%, 4/01/2052	815,000	851,374
Colorado Health Facilities Authority Rev. (CommonSpirit Health), ”A-2“, 4%, 8/01/2044	55,000	57,380
Doylestown, PA, Hospital Rev., ”A“, 4%, 7/01/2045	15,000	15,248
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), ”A“, 5%, 9/01/2030	490,000	559,803
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2036	750,000	835,419
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll Hospital), ”A“, 5%, 7/01/2037 (Prerefunded 7/01/2022)	1,000,000	1,009,586
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2034	750,000	806,727
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Health System), 4%, 7/01/2045	1,000,000	1,045,969
51

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Maryland Health & Higher Educational Facilities Authority Rev. (Greater Baltimore Medical Center), ”A“, 4%, 7/01/2041	$1,000,000	$ 1,079,651
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2028 (Prerefunded 7/01/2025)	750,000	819,113
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2033	400,000	438,894
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 4%, 7/01/2042	1,000,000	1,052,006
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), ”A“, AGM, 5.25%, 8/15/2038	1,155,000	1,415,878
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), ”A“, 5%, 8/15/2041	505,000	525,360
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), ”A“, 5%, 5/15/2042	750,000	845,512
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), ”A“, 5%, 7/01/2032	600,000	662,566
Maryland Health & Higher Educational Facilities Authority Rev. (Meritus Medical Center), 5%, 7/01/2027	500,000	544,987
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Health System), ”A“, 5%, 7/01/2035	500,000	583,385
Maryland Health & Higher Educational Facilities Authority Rev. (Trinity Health Credit Group), ”MD“, 5%, 12/01/2046	1,000,000	1,113,286
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), ”B“, 5%, 7/01/2034	1,000,000	1,124,545
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), ”D“, 4%, 7/01/2048	1,250,000	1,311,771
Maryland Health & Higher Educational Facilities Authority Rev. (Western Maryland Health System), 5.25%, 7/01/2034 (Prerefunded 7/01/2024)	1,000,000	1,071,334
Maryland Industrial Development Authority, Economic Development Rev., RIBS, AGM, 11.361%, 8/26/2022 (p)	150,000	155,570
Spartanburg County, SC, Regional Health Services District Hospital Rev., ”A“, 4%, 4/15/2043	635,000	666,439
		$ 18,597,371
Healthcare Revenue - Long Term Care – 3.4%
Baltimore County, MD, Rev. (Oak Crest Village, Inc.), 4%, 1/01/2045	$1,000,000	$ 1,068,140
Baltimore County, MD, Rev. (Riderwood Village, Inc.), 4%, 1/01/2038	450,000	485,353
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	500,000	496,520
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), ”A“, 5%, 1/01/2045	500,000	542,927
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), ”B“, 5%, 11/01/2042	350,000	359,922
Washington County, MD, County Commissioners Rev. (Diakon Lutheran Social Ministries Project), ”B“, 5%, 1/01/2032	575,000	649,562
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	400,000	409,015
		$ 4,011,439
Healthcare Revenue - Other – 0.4%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2029	$420,000	$ 420,802
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$ 106,171
Miscellaneous Revenue - Other – 2.3%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2025	$20,000	$ 20,229
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2029	10,000	10,179
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2033	25,000	25,406
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2035	20,000	20,303
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	25,000	25,102
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	45,000	45,395
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2040 (Prerefunded 7/01/2023)	105,000	108,769
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2028	90,000	101,614
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2029	210,000	240,065
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 4%, 7/01/2039	1,100,000	1,162,607
Montgomery County, MD, Transportation Fund Lease Authority Rev., ”A“, 5%, 11/01/2036	415,000	453,908
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	450,000	452,705
		$ 2,666,282
Multi-Family Housing Revenue – 6.0%
Howard County, MD, Housing Commission Rev. (Columbia Commons Apartments), ”A“, 5%, 6/01/2044	$500,000	$ 523,092
Howard County, MD, Housing Commission Rev. (Woodfield Oxford Square Apartments), 5%, 12/01/2037	750,000	820,893
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, FHA, 4%, 7/01/2048	500,000	514,602
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”B“, 3.65%, 7/01/2049	505,000	511,336
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”D“, 3.35%, 7/01/2049	1,765,000	1,711,330
52

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., ”A-1“, FHA, 3.05%, 7/01/2044	$1,000,000	$ 941,364
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., ”C“, 5.125%, 7/01/2037	1,000,000	1,044,450
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “C”, 3.1%, 7/01/2036	1,065,000	1,006,058
		$ 7,073,125
Parking – 1.2%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AAC, 5%, 7/01/2034	$1,385,000	$ 1,396,055
Port Revenue – 1.5%
Maryland Economic Development Corp. Rev. (Terminal Project), ”A“, 5%, 6/01/2044	$500,000	$ 552,143
Maryland Economic Development Corp. Rev. (Terminal Project), ”A“, 5%, 6/01/2049	250,000	274,476
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2031	650,000	730,593
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	190,000	155,563
		$ 1,712,775
Sales & Excise Tax Revenue – 3.1%
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2029	$10,000	$ 11,158
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2030	5,000	5,638
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2031	10,000	11,405
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2036	30,000	30,280
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2042	45,000	45,123
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2026	40,000	43,529
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2027	90,000	99,658
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2028	80,000	89,937
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2029	15,000	17,080
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2030	40,000	46,118
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2032	500,000	590,548
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2033	650,000	773,069
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2036	35,000	39,692
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2037	50,000	57,077
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 4%, 1/01/2038	40,000	41,721
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 4%, 1/01/2040	25,000	26,490
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	21,000	21,996
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	31,000	32,959
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	241,000	249,308
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	75,000	77,639
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	46,000	48,361
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	3,000	2,812
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	36,000	30,806
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	6,000	4,783
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	338,000	250,181
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	332,000	226,518
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	2,229,000	681,172
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (n)	120,000	116,558
		$ 3,671,616
Secondary Schools – 0.2%
District of Columbia Rev. (Rocketship D.C.), ”A“, 5%, 6/01/2039 (n)	$250,000	$ 262,844
Single Family Housing - Local – 0.4%
Montgomery County, MD, Housing Opportunities Commission Program Rev., ”A“, 4%, 7/01/2049	$415,000	$ 429,176
Single Family Housing - State – 3.6%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”D-1“, GNMA, 4%, 11/15/2047	$285,000	$ 292,543
Iowa Finance Authority, Single Family Mortgage Rev., ”A“, GNMA, 4%, 7/01/2047	305,000	312,932
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, 4.25%, 9/01/2049	270,000	281,090
53

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”C“, 3%, 9/01/2051	$1,000,000	$ 1,004,432
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 3/01/2031	1,150,000	1,319,064
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 3%, 9/01/2039	1,000,000	972,742
		$ 4,182,803
State & Local Agencies – 7.2%
Colorado State University Board of Governors, System Enterprise Refunding Rev., ”E“, 4%, 3/01/2043	$455,000	$ 483,168
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 1.1% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	665,000	630,717
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, 5%, 5/01/2041 (Prerefunded 5/01/2026)	500,000	558,898
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2038	500,000	569,022
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047 (Prerefunded 5/01/2028)	110,000	127,510
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047	225,000	253,142
Maryland Stadium Authority, Built to Learn Rev., ”A“, 4%, 6/01/2036	1,000,000	1,075,311
Maryland Stadium Authority, Hagerstown Multi-Use Sports & Events Facility Lease Rev., ”A“, 5%, 6/01/2052	1,000,000	1,153,363
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	5,000	5,694
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	5,000	5,244
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	20,000	20,915
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	10,000	10,426
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	10,000	10,393
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	10,000	10,274
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”AAA“, 5%, 6/15/2026	100,000	109,946
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”LLL“, 5%, 6/15/2039	230,000	256,058
Prince George's County, MD, COP (Suitland Public Infrastructure), 3%, 10/01/2038	1,000,000	976,581
Prince George's County, MD, COP (University of Maryland Capital Region Medical Center), 5%, 10/01/2037	1,000,000	1,169,071
Washington, D.C. Metropolitan Area Transit Authority Dedicated Rev. (Green Bonds - Climate Bond Certified), ”A“, 4%, 7/15/2039	1,000,000	1,090,148
		$ 8,515,881
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3%, 12/01/2039	$45,000	$ 43,765
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3.5%, 12/01/2044	115,000	103,322
		$ 147,087
Tax - Other – 1.4%
New York City Transitional Finance Authority Rev., ”C-1“, 4%, 2/01/2038	$800,000	$ 848,457
Triborough Bridge & Tunnel Authority, NY, Payroll Mobility Tax, ”C-3“, 3%, 5/15/2051	600,000	548,205
Virgin Islands Public Finance Authority Rev., ”B“, 5%, 10/01/2025	100,000	100,240
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	101,194
		$ 1,598,096
Tax Assessment – 4.1%
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), ”A“, 5%, 9/01/2038	$500,000	$ 528,816
Baltimore, MD, Special Obligation Rev. (Harbor Point Project), ”B“, 3.875%, 6/01/2046 (n)	300,000	278,811
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	500,000	536,283
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), ”B“, 4.625%, 7/01/2043 (n)	250,000	267,131
Frederick County, MD, Limited Obligation (Oakdale-Lake Linganore Project), 3.75%, 7/01/2039	500,000	480,290
Frederick County, MD, Senior Special Obligation (Urbana Community Development Authority), ”A“, 4%, 7/01/2035	500,000	544,008
Frederick County, MD, Senior Special Obligation (Urbana Community Development Authority), ”B“, 4%, 7/01/2040	200,000	203,262
Frederick County, MD, Special Tax Limited Obligation Refunding (Jefferson Technology Park Project), ”A“, 5%, 7/01/2043 (n)	250,000	264,571
Howard County, MD, Special Obligation (Annapolis Junction Town Center Project), 6.1%, 2/15/2044	230,000	234,392
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.5%, 2/15/2047 (n)	300,000	301,678
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2050 (n)	500,000	485,506
Prince George's County, MD, Special Obligation (National Harbor Project), 5.2%, 7/01/2034	314,000	316,229
54

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048 (n)	$400,000	$ 418,420
		$ 4,859,397
Tobacco – 0.2%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2036	$75,000	$ 84,355
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, ”2“, 0%, 6/01/2057	1,400,000	208,239
		$ 292,594
Transportation - Special Tax – 3.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.5%, 7/01/2029	$355,000	$ 366,861
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2031	360,000	365,389
Maryland Transportation Authority Facilities Projects Rev., ”A“, 5%, 7/01/2029	750,000	885,374
Metropolitan Transportation Authority Rev., NY, Anticipation Note, ”D-1“, 5%, 9/01/2022	265,000	268,660
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2045	60,000	66,257
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	440,000	495,723
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	440,000	495,261
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., ”B“, 5%, 7/01/2042	1,140,000	1,277,809
		$ 4,221,334
Universities - Colleges – 6.9%
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), ”A“, 5%, 7/01/2034	$500,000	$ 503,600
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), ”A“, 5%, 7/01/2044	500,000	541,364
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), ”A“, 5%, 7/01/2037 (Prerefunded 7/01/2022)	1,500,000	1,514,564
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), 5%, 10/01/2032	500,000	534,449
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), “A”, 5%, 10/01/2049	1,000,000	1,139,459
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art Issue), 5%, 6/01/2033	450,000	487,825
Maryland Health & Higher Educational Facilities Authority Rev. (Stevenson University), “A”, 4%, 6/01/2046	750,000	757,276
Maryland Health & Higher Educational Facilities Authority Rev. (Stevenson University), “A”, 4%, 6/01/2051	250,000	251,333
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	420,000	422,142
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/2030 (Prerefunded 7/01/2022)	150,000	151,438
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/2032 (Prerefunded 7/01/2022)	440,000	444,218
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	30,000	30,455
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	135,000	137,275
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	85,000	85,919
University System of Maryland, Auxiliary Facility & Tuition Rev., ”D“, 5%, 10/01/2022	1,000,000	1,018,834
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), ”B“, 5.25%, 7/01/2035 (n)	110,000	113,695
		$ 8,133,846
Universities - Dormitories – 2.9%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$660,000	$ 728,237
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	750,000	827,170
Maryland Economic Development Corp., Student Housing Rev. (Morgan State University Project), 5%, 7/01/2050	1,000,000	1,096,032
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2027	500,000	502,155
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2030	300,000	301,124
		$ 3,454,718
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev., Taxable (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$145,000	$ 148,625
Utilities - Municipal Owned – 1.0%
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	$250,000	$238,750
55

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	$40,000	$ 38,200
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	20,000	19,200
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	10,000	9,600
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	95,000	91,200
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	10,000	9,550
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	100,000	95,500
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	160,000	152,800
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	45,000	42,975
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	40,000	38,200
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	10,000	9,550
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	125,000	119,375
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	10,000	10,291
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	10,000	9,613
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	20,000	19,200
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	60,000	57,300
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	65,000	62,400
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	20,000	19,200
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	65,000	62,400
Puerto Rico Electric Power Authority Rev., Taxable, ”EEE“, 6.05%, 7/01/2032 (a)(d)	50,000	48,750
		$ 1,154,054
Utilities - Other – 0.2%
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	$100,000	$ 101,520
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2023	140,000	146,048
		$ 247,568
Water & Sewer Utility Revenue – 4.2%
Baltimore, MD, Project Rev. (Mayor and City Council of Baltimore Water Projects), ”A“, 5%, 7/01/2032	$410,000	$ 486,612
Baltimore, MD, Project Rev. (Mayor and City Council of Baltimore Water Projects), ”A“, 5%, 7/01/2033	305,000	361,385
Baltimore, MD, Project Rev. (Mayor and City Council of Baltimore Water Projects), ”A“, 5%, 7/01/2034	600,000	707,606
Baltimore, MD, Refunding Rev. (Mayor and City Council of Baltimore Water Projects), ”B“, 5%, 7/01/2042 (Prerefunded 1/01/2024)	1,320,000	1,390,964
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	20,000	21,714
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	105,000	113,290
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	205,000	215,679
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	205,000	214,878
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	130,000	145,604
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	25,000	26,505
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	30,000	31,651
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	15,000	15,870
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	35,000	37,013
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	50,000	53,474
Montgomery County, MD, Water Quality Protection Charge Rev., ”A“, 5%, 4/01/2032	1,125,000	1,146,118
		$ 4,968,363
Total Municipal Bonds (Identified Cost, $112,502,282)		$ 111,087,109
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$165,000	$ 143,538
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	346,533	102,616
Total Bonds (Identified Cost, $270,386)		$ 246,154
56

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $118,171)	$ 207,095	$111,313

Trust Units – 0.1%
Tax - Other – 0.1%
CCDA Class 60 Trust (taxable), 5%, 7/01/2031 (Identified Cost, $110,497)	110,000	$ 109,392
Investment Companies (h) – 4.2%
Money Market Funds – 4.2%
MFS Institutional Money Market Portfolio, 0.21% (v) (Identified Cost, $4,987,440)	4,987,440	$ 4,987,440
Other Assets, Less Liabilities – 1.0%		1,178,996
Net Assets – 100.0%		$ 117,720,404
See Portfolio Footnotes and Notes to Financial Statements
57

Portfolio of Investments – continued
MFS Massachusetts Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.0%
Airport Revenue – 5.9%
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2038	$2,000,000	$ 2,252,489
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2040	2,755,000	3,094,585
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2042	3,000,000	3,297,751
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2047	1,500,000	1,633,055
Massachusetts Port Authority Rev., ”B“, 5%, 7/01/2043	3,625,000	3,930,597
Massachusetts Port Authority Rev., ”C“, 5%, 7/01/2044	3,000,000	3,340,544
Massachusetts Port Authority Rev., ”E“, 5%, 7/01/2029	620,000	710,514
Massachusetts Port Authority Rev., ”E“, 5%, 7/01/2030	500,000	577,853
Massachusetts Port Authority Rev., ”E“, 5%, 7/01/2031	1,000,000	1,165,987
Massachusetts Port Authority Rev., ”E“, 5%, 7/01/2032	1,590,000	1,847,890
Salt Lake, UT, International Airport Rev., ”A“, 5%, 7/01/2024	300,000	316,714
Salt Lake, UT, International Airport Rev., ”A“, 5%, 7/01/2025	395,000	424,829
Salt Lake, UT, International Airport Rev., ”A“, 5%, 7/01/2026	600,000	657,582
Salt Lake, UT, International Airport Rev., ”A“, 5%, 7/01/2027	755,000	841,164
		$ 24,091,554
General Obligations - General Purpose – 14.9%
Barnstable, MA, General Obligation, 5%, 3/15/2026	$500,000	$ 558,448
Barnstable, MA, General Obligation, 5%, 3/15/2027	665,000	759,516
Barnstable, MA, General Obligation, 5%, 3/15/2029	685,000	811,082
Beverly, MA, General Obligation, 5%, 3/15/2027	1,200,000	1,366,910
Beverly, MA, General Obligation, 5%, 3/15/2028	1,330,000	1,543,826
Beverly, MA, General Obligation, 5%, 3/15/2029	455,000	537,460
Boston, MA, General Obligation Refunding, ”D“, 5%, 3/01/2025	1,500,000	1,632,607
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	705,000	693,479
Chicago, IL, General Obligation, ”A“, 5%, 1/01/2025	535,000	568,161
Chicago, IL, General Obligation, ”A“, 5%, 1/01/2027	170,000	184,585
Commonwealth of Massachusetts, ”B“, 5.25%, 8/01/2023	1,000,000	1,046,877
Commonwealth of Massachusetts, ”B“, 5.25%, 8/01/2028	2,225,000	2,636,464
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”D“, 4%, 2/01/2044	2,000,000	2,118,800
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”D“, 4%, 2/01/2046	2,600,000	2,747,933
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”E“, 5%, 11/01/2032	2,250,000	2,711,053
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”E“, 5%, 11/01/2033	1,740,000	2,087,341
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”F“, 5%, 11/01/2042	3,000,000	3,376,014
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”I“, 5%, 12/01/2034	1,000,000	1,118,702
Commonwealth of Massachusetts, General Obligation, ”B“, 5%, 11/01/2025	4,000,000	4,421,012
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	73,911	67,444
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	184,909	106,785
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	160,475	164,369
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	160,025	168,834
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	158,576	173,148
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	156,003	173,974
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	151,525	172,587
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	143,685	140,267
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	129,154	124,633
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	110,848	106,432
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	150,711	143,120
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	516,737	486,088
Georgetown, MA, General Obligation, Refunding, Unlimited Tax, 4%, 5/01/2032	825,000	917,239
Longmeadow, MA, General Obligation, 5%, 5/15/2025	810,000	884,732
Massachusetts Turnpike Authority, Metropolitan Highway System Rev., Capital Appreciation, ”A“, NPFG, 0%, 1/01/2029	1,560,000	1,305,993
New Bedford, MA, General Obligation, ”B“, 3%, 4/13/2023 (w)	5,000,000	5,064,246
Norton, MA, Bond Anticipation Notes, 2%, 7/15/2022	1,400,000	1,402,876
Quincy, MA, General Obligation Purpose Loan, ”A“, 4%, 6/01/2039	500,000	550,141
Quincy, MA, General Obligation Purpose Loan, ”A“, 4%, 6/01/2040	500,000	549,151
Quincy, MA, General Obligation Purpose Loan, ”A“, 4%, 6/01/2041	300,000	328,958
Quincy, MA, General Obligation Purpose Loan, ”A“, 4%, 6/01/2042	400,000	437,653
Quincy, MA, General Obligation Purpose Loan, ”A“, 5%, 6/01/2047	1,000,000	1,291,038
58

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - General Purpose – continued
Quincy, MA, General Obligation Purpose Loan, ”A“, 5%, 6/01/2050	$2,000,000	$ 2,353,231
State of California, Various Purpose General Obligation Refunding, 4%, 10/01/2041	2,560,000	2,790,791
State of Illinois, General Obligation, 5.5%, 5/01/2039	280,000	316,493
State of Illinois, General Obligation, 5.75%, 5/01/2045	255,000	290,051
West Springfield, MA, General Obligation, 3%, 5/15/2032	1,490,000	1,525,034
West Springfield, MA, General Obligation, 3%, 5/15/2033	1,490,000	1,516,813
Westborough, MA, General Obligation, 3%, 3/29/2023	6,000,000	6,077,659
		$ 60,550,050
General Obligations - Schools – 0.4%
San Marcos, CA, Unified School District (Election of 2010), Capital Appreciation, ”C“, 0%, 8/01/2038 (Prerefunded 2/15/2024)	$3,375,000	$ 1,524,720
Healthcare Revenue - Hospitals – 12.8%
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), ”A“, 4%, 6/01/2049	$1,500,000	$ 1,547,614
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), ”N“, 5%, 7/01/2044	2,000,000	2,104,706
Massachusetts Development Finance Agency Rev. (Berkshire Health Systems), ”I“, 5%, 10/01/2029	600,000	705,698
Massachusetts Development Finance Agency Rev. (Berkshire Health Systems), ”I“, 5%, 10/01/2030	1,675,000	1,998,303
Massachusetts Development Finance Agency Rev. (Berkshire Health Systems), ”I“, 5%, 10/01/2031	400,000	483,986
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), ”K“, 5%, 7/01/2036	635,000	731,369
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), ”K“, 5%, 7/01/2037	850,000	978,282
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), ”K“, 5%, 7/01/2038	700,000	804,553
Massachusetts Development Finance Agency Rev. (CareGroup), ”I“, 5%, 7/01/2037	1,000,000	1,096,391
Massachusetts Development Finance Agency Rev. (CareGroup), ”J-2“, 5%, 7/01/2036	1,000,000	1,144,866
Massachusetts Development Finance Agency Rev. (CareGroup), ”J-2“, 5%, 7/01/2037	1,000,000	1,144,129
Massachusetts Development Finance Agency Rev. (Children's Hospital), ”P“, 5%, 10/01/2032 (Prerefunded 10/01/2024)	1,000,000	1,072,421
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”N“, 5%, 12/01/2041	1,690,000	1,870,262
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”O“, 5%, 12/01/2029	100,000	118,129
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”O“, 5%, 12/01/2030	100,000	117,441
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”O“, 5%, 12/01/2031	125,000	146,513
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”O“, 5%, 12/01/2032	175,000	204,787
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”O“, 5%, 12/01/2033	150,000	175,294
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”O“, 5%, 12/01/2034	400,000	466,934
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), ”F“, 5%, 8/15/2030	2,000,000	2,174,412
Massachusetts Development Finance Agency Rev. (Massachusetts General Brigham, Inc.), ”A-2“, 5%, 7/01/2023	5,000,000	5,204,620
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), ”F“, 5.75%, 7/15/2043	1,000,000	1,030,880
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), ”G“, 5%, 7/15/2046 (n)	1,000,000	1,116,673
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”Q“, 5%, 7/01/2041	1,810,000	1,995,187
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”Q“, 5%, 7/01/2047	1,500,000	1,645,852
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”S“, 4%, 7/01/2041	3,500,000	3,721,982
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”S-4“, 5%, 7/01/2034	700,000	795,407
Massachusetts Development Finance Agency Rev. (South Shore Hospital), ”I“, 5%, 7/01/2041	2,300,000	2,519,666
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”I“, 5%, 7/01/2041	1,850,000	2,051,018
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”K“, 5%, 7/01/2038	2,000,000	2,216,179
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”L“, 5%, 7/01/2044	1,000,000	1,115,883
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”A“, 4%, 7/01/2044	2,080,000	2,166,162
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”A“, 5%, 7/01/2044	2,000,000	2,237,398
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”C“, AGM, 5%, 10/01/2034	450,000	530,503
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”C“, AGM, 4%, 10/01/2045	2,500,000	2,679,139
Massachusetts Development Finance Agency Rev., ”J-2“, 5%, 7/01/2048	1,610,000	1,820,894
		$ 51,933,533
Healthcare Revenue - Long Term Care – 1.7%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,000,000	$ 1,079,753
Massachusetts Development Finance Agency Rev. (Adventcare), ”A“, 6.75%, 10/15/2037 (a)(d)	500,000	195,000
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 4%, 12/01/2042	485,000	513,400
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5%, 12/01/2042	525,000	574,804
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2031 (n)(w)	500,000	508,767
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2051	900,000	914,350
Massachusetts Development Finance Agency Rev. (Loomis Communities), ”A“, 6%, 1/01/2033 (Prerefunded 10/13/2022)	250,000	258,165
59

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Massachusetts Development Finance Agency Rev. (Loomis Communities), ETM, 6%, 1/01/2033 (Prerefunded 7/01/2023)	$250,000	$ 263,067
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	1,250,000	1,329,950
Massachusetts Development Finance Agency Rev. (North Hill Communities), ”A“, 6.5%, 11/15/2043 (Prerefunded 11/15/2023) (n)	1,000,000	1,072,528
		$ 6,709,784
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 3.625%, 1/01/2035 (n)	$500,000	$ 480,435
Miscellaneous Revenue - Other – 1.7%
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2037	$1,000,000	$ 1,152,218
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2038	1,000,000	1,151,477
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2043	1,000,000	1,151,479
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2038	1,000,000	1,115,233
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2039	2,000,000	2,227,487
		$ 6,797,894
Multi-Family Housing Revenue – 3.3%
Boston, MA, Housing Authority Capital Program Rev., ”B“, 5%, 4/01/2028	$1,000,000	$ 1,147,146
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), ”I-A“, LOC, 5%, 12/15/2024	925,000	926,132
Massachusetts Development Finance Agency Rev. (Morville House Apartments), ”A“, LOC, 4.95%, 12/15/2023	1,895,000	1,902,236
Massachusetts Housing Finance Agency, ”A“, 3.7%, 12/01/2038	1,000,000	1,014,827
Massachusetts Housing Finance Agency, ”A“, 3.8%, 12/01/2043	2,025,000	2,050,165
Massachusetts Housing Finance Agency, ”A“, FHA, 5.25%, 12/01/2035	45,000	45,312
Massachusetts Housing Finance Agency, ”C“, 5.35%, 12/01/2049	1,035,000	1,035,984
Massachusetts Housing Finance Agency, “C-1”, 2.9%, 12/01/2039	1,000,000	959,039
Massachusetts Housing Finance Agency, “C-1”, 3.1%, 12/01/2044	2,000,000	1,896,943
Massachusetts Housing Finance Agency, Multi-Family Housing, ”A“, FHA, 4.75%, 12/01/2030	1,425,000	1,426,707
Massachusetts Housing Finance Agency, Multi-Family Housing, ”A“, FHA, 4.875%, 12/01/2032	1,190,000	1,191,520
		$ 13,596,011
Port Revenue – 0.7%
Martha's Vineyard, MA, Woods Hole Steamship Authority, ”A“, 4%, 3/01/2028	$2,660,000	$ 2,817,601
Sales & Excise Tax Revenue – 6.0%
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2029	$25,000	$ 27,895
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2030	20,000	22,554
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2031	25,000	28,512
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2036	110,000	111,025
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2042	145,000	145,397
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2026	140,000	152,351
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2027	310,000	343,268
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2028	275,000	309,159
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2029	60,000	68,318
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2030	140,000	161,412
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2036	125,000	141,757
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2037	175,000	199,769
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 4%, 1/01/2038	80,000	83,441
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 4%, 1/01/2039	55,000	57,283
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 4%, 1/01/2040	85,000	90,065
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A“, 5%, 7/01/2024	1,590,000	1,698,368
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A-1“, 5.25%, 7/01/2029	1,850,000	2,217,362
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A-1“, 5.25%, 7/01/2031	2,000,000	2,478,153
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A-1“, 4%, 7/01/2051	1,720,000	1,856,484
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., ”A“, 5%, 2/15/2044	4,000,000	4,578,501
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., ”B“, 4%, 11/15/2046	3,000,000	3,190,490
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	73,000	76,462
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	215,000	228,588
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	671,000	694,132
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	256,000	265,007
60

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.536%, 7/01/2053	$5,000	$ 5,187
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	101,000	106,184
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	11,000	10,311
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	117,000	100,121
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	22,000	17,538
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	1,059,000	783,850
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	1,011,000	689,787
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	9,313,000	2,846,008
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (n)	410,000	398,241
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	360,000	355,219
		$ 24,538,199
Secondary Schools – 1.8%
District of Columbia Rev. (Rocketship D.C.), ”A“, 5%, 6/01/2056 (n)	$290,000	$ 300,780
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2039	1,000,000	1,029,267
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2054	1,000,000	1,018,864
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	500,000	538,968
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,092,697
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), ”B“, 5%, 7/01/2037	1,000,000	1,056,895
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2033	2,000,000	2,123,425
		$ 7,160,896
Single Family Housing - Local – 0.4%
Montgomery County, MD, Housing Opportunities Commission Program Rev., ”A“, 4%, 7/01/2049	$1,410,000	$ 1,458,163
Single Family Housing - State – 2.9%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”C-1“, 4%, 11/15/2047	$850,000	$ 872,156
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, 4.25%, 9/01/2049	925,000	962,994
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”186“, 4%, 6/01/2039 (n)	860,000	879,777
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”206“, 3.3%, 6/01/2034	365,000	362,477
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”206“, 3.45%, 12/01/2036	485,000	486,235
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”215“, GNMA, 4%, 12/01/2050	2,890,000	3,004,138
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”220“, GNMA, 5%, 6/01/2026	120,000	133,679
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”220“, GNMA, 5%, 12/01/2026	100,000	112,586
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”220“, GNMA, 5%, 6/01/2027	110,000	124,789
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”220“, GNMA, 5%, 12/01/2027	100,000	114,440
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”220“, GNMA, 5%, 6/01/2028	100,000	115,098
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”220“, GNMA, 5%, 12/01/2028	100,000	116,048
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”220“, GNMA, 5%, 6/01/2029	100,000	117,028
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”220“, GNMA, 1.35%, 12/01/2029	400,000	360,666
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”222“, GNMA, 3%, 6/01/2051	1,000,000	1,004,067
Massachusetts Housing Finance Agency, Single Family Housing Rev., “214”, GNMA, 2.95%, 12/01/2044	1,865,000	1,725,078
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 4.25%, 1/01/2050	1,255,000	1,305,285
		$ 11,796,541
State & Local Agencies – 4.2%
Colorado State University Board of Governors, System Enterprise Refunding Rev., ”E“, 4%, 3/01/2043	$1,245,000	$ 1,322,074
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	75,000	84,106
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	60,000	67,123
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	30,000	33,512
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 1.1% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	1,400,000	1,327,824
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047 (Prerefunded 5/01/2028)	350,000	405,715
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047	665,000	748,175
Massachusetts College Building Authority Project Refunding Rev., ”A“, 4%, 5/01/2037	250,000	275,904
Massachusetts College Building Authority Project Refunding Rev., ”A“, 4%, 5/01/2038	250,000	275,397
61

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Massachusetts College Building Authority Project Refunding Rev., ”A“, 4%, 5/01/2039	$1,000,000	$ 1,099,584
Massachusetts College Building Authority Project Refunding Rev., ”A“, 4%, 5/01/2040	500,000	548,810
Massachusetts College Building Authority Project Rev., ”A“, 5%, 5/01/2031 (Prerefunded 5/01/2023)	275,000	284,892
Massachusetts College Building Authority Project Rev., ”A“, 5%, 5/01/2032 (Prerefunded 5/01/2023)	760,000	787,339
Massachusetts College Building Authority Project Rev., Capital Appreciation, ”A“, SYNCORA, 0%, 5/01/2022	8,310,000	8,303,638
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029 (Prerefunded 6/15/2026)	45,000	50,060
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	25,000	28,471
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2033	15,000	17,036
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	65,000	68,174
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	55,000	57,517
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	40,000	41,703
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	35,000	36,377
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	35,000	35,960
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”AAA“, 5%, 6/15/2026	345,000	379,315
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”LLL“, 5%, 6/15/2039	765,000	851,671
		$ 17,130,377
Student Loan Revenue – 3.5%
Massachusetts Educational Financing Authority, Education Loan Rev., ”B“, 5%, 7/01/2029	$1,400,000	$ 1,594,531
Massachusetts Educational Financing Authority, Education Loan Rev., ”B“, 5%, 7/01/2030	1,300,000	1,497,266
Massachusetts Educational Financing Authority, Education Loan Rev., ”B“, 2%, 7/01/2037	3,000,000	2,726,784
Massachusetts Educational Financing Authority, Education Loan Rev., ”C“, 4.125%, 7/01/2046	2,000,000	1,940,878
Massachusetts Educational Financing Authority, Education Loan Rev., ”C“, 3.75%, 7/01/2047	4,000,000	3,703,754
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 5.625%, 7/01/2029	405,000	405,370
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 3.5%, 7/01/2033	420,000	412,198
Massachusetts Educational Financing Authority, Education Loan Rev., ”K“, 4.5%, 7/01/2024	340,000	342,542
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., ”C“, 3%, 7/01/2051	2,000,000	1,580,947
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	220,000	202,288
		$ 14,406,558
Tax - Other – 0.7%
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	$225,000	$ 246,041
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	120,000	131,141
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	370,000	400,551
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2029	210,000	244,243
Massachusetts Special Obligation Dedicated Tax Rev., NPFG, 5.5%, 1/01/2023	1,585,000	1,627,726
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	225,000	227,686
		$ 2,877,388
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$25,000	$ 25,957
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	32,000	34,322
		$ 60,279
Tobacco – 0.2%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2036	$250,000	$ 281,184
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, ”2“, 0%, 6/01/2057	4,885,000	726,606
		$ 1,007,790
Toll Roads – 1.1%
Massachusetts Department of Transportation, Metropolitan Highway System Refunding Rev., Subordinated Contract Assistance, 5%, 1/01/2037	$1,000,000	$ 1,160,126
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “C”, 5%, 1/01/2035	3,000,000	3,486,974
		$ 4,647,100
Transportation - Special Tax – 3.6%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), ”A“, 5%, 6/01/2036	$2,850,000	$3,141,684
62

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), ”A“, 5%, 6/01/2042	$3,000,000	$ 3,351,216
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NPFG, 4.75%, 7/01/2038	465,000	478,279
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”AA-1“, AGM, 4.95%, 7/01/2026	245,000	246,591
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	280,000	281,949
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.5%, 7/01/2029	520,000	537,374
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2031	1,055,000	1,070,791
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, ”A“, NPFG, 5%, 7/01/2038	45,000	46,285
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”B-1“, 5%, 7/01/2033	3,000,000	3,579,250
Metropolitan Transportation Authority Rev., NY, Anticipation Note, ”D-1“, 5%, 9/01/2022	890,000	902,291
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2045	210,000	231,901
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	420,000	465,300
New Jersey Transportation Trust Fund Authority, Transportation Program, ”A“, 5%, 12/15/2039	225,000	250,491
New Jersey Transportation Trust Fund Authority, Transportation Program, ”BB“, 5%, 6/15/2044	220,000	241,379
		$ 14,824,781
Universities - Colleges – 21.5%
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), ”S-1“, 5%, 10/01/2038	$605,000	$ 697,546
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), ”S-1“, 5%, 10/01/2040	2,665,000	3,064,728
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	970,000	1,069,933
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2036	850,000	925,080
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2037	625,000	687,011
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2038	340,000	373,446
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 4%, 7/01/2039	3,055,000	3,100,382
Massachusetts Development Finance Agency Refunding Rev. (Wellesley College), ”M“, 4%, 7/01/2036 (w)	1,985,000	2,223,902
Massachusetts Development Finance Agency Rev. (Babson College), 4%, 10/01/2040	875,000	968,635
Massachusetts Development Finance Agency Rev. (Babson College), 4%, 10/01/2044	700,000	768,368
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	1,500,000	1,657,820
Massachusetts Development Finance Agency Rev. (Bentley University), ”A“, 4%, 7/01/2038	1,000,000	1,073,166
Massachusetts Development Finance Agency Rev. (Brandeis University), ”R“, 5%, 10/01/2038	835,000	959,717
Massachusetts Development Finance Agency Rev. (Brandeis University), ”S-1“, 5%, 10/01/2039	2,660,000	3,062,898
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2043	725,000	789,997
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2048	250,000	270,904
Massachusetts Development Finance Agency Rev. (Emerson College), ”A“, 5.25%, 1/01/2042	2,000,000	2,185,214
Massachusetts Development Finance Agency Rev. (Emmanuel College), ”A“, 5%, 10/01/2043	2,000,000	2,165,728
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	1,375,000	1,416,460
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2045	250,000	242,252
Massachusetts Development Finance Agency Rev. (Lesley University), ”A“, 5%, 7/01/2044	2,250,000	2,536,367
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2047	1,000,000	1,075,344
Massachusetts Development Finance Agency Rev. (Merrimack University), ”B“, 4%, 7/01/2042	475,000	492,379
Massachusetts Development Finance Agency Rev. (Merrimack University), ”B“, 4%, 7/01/2050	1,825,000	1,871,407
Massachusetts Development Finance Agency Rev. (Northeastern University), ”A“, 5%, 10/01/2031	2,330,000	2,794,638
Massachusetts Development Finance Agency Rev. (Northeastern University), ”A“, 5%, 10/01/2033	900,000	1,075,926
Massachusetts Development Finance Agency Rev. (Northeastern University), ”A“, 5%, 10/01/2034	500,000	597,002
Massachusetts Development Finance Agency Rev. (Northeastern University), ”A“, 5%, 10/01/2035	1,555,000	1,854,764
Massachusetts Development Finance Agency Rev. (Simmons University), ”L“, 5%, 10/01/2035	2,000,000	2,227,542
Massachusetts Development Finance Agency Rev. (Simmons University), ”M“, 5%, 10/01/2045	725,000	797,892
Massachusetts Development Finance Agency Rev. (Simmons Unversity), ”H“, SYNCORA, 5.25%, 10/01/2026	2,250,000	2,389,147
Massachusetts Development Finance Agency Rev. (Springfield College), ”A“, 4%, 6/01/2056	3,000,000	3,021,164
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2046	1,000,000	1,010,265
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	1,385,000	1,392,062
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	2,000,000	2,151,875
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	1,110,000	1,189,602
Massachusetts Development Finance Agency Rev. (Western New England University), AGM, 5%, 9/01/2038	2,550,000	2,860,477
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2038	865,000	993,771
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2039	950,000	1,089,932
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2047	1,395,000	1,555,420
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 4%, 9/01/2049	3,000,000	3,024,405
63

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	$1,735,000	$ 2,026,906
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), ”I-1“, 5.2%, 1/01/2028	1,000,000	1,167,256
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), ”A“, 2.45%, 11/01/2030 (Put Date 4/01/2026)	3,500,000	3,500,000
Massachusetts Health & Educational Facilities Authority Rev. (Williams College), ”I“, 0.7%, 7/01/2033 (Put Date 7/01/2025)	2,800,000	2,677,213
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	310,000	312,654
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	110,000	111,669
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	370,000	376,236
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	75,000	75,617
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	90,000	91,436
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	470,000	514,426
University of Massachusetts Building Authority Project Senior Rev., ”1“, 5%, 11/01/2037	1,000,000	1,172,914
University of Massachusetts Building Authority Project Senior Rev., ”1“, 5%, 11/01/2039 (Prerefunded 11/01/2022)	3,000,000	3,064,592
University of Massachusetts Building Authority Project Senior Rev., ”1“, 5%, 11/01/2040	2,500,000	2,731,534
University of Massachusetts Building Authority Senior Refunding Rev., ”2019-1“, 5%, 5/01/2039	3,000,000	3,478,175
University of Massachusetts Building Authority Senior Refunding Rev., ”2021-1“, 5%, 11/01/2029	2,250,000	2,678,711
		$ 87,683,907
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev., Taxable (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$250,000	$ 256,250
Utilities - Municipal Owned – 2.2%
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	$200,000	$ 211,879
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	235,000	248,238
Massachusetts Municipal Wholesale Electric Co., ”A“, 4%, 7/01/2046	2,000,000	2,155,054
Massachusetts Municipal Wholesale Electric Co., ”A“, 4%, 7/01/2051	2,000,000	2,138,189
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	800,000	764,000
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	125,000	119,375
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	65,000	62,400
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	30,000	28,800
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	300,000	288,000
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	35,000	33,425
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	315,000	300,825
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	510,000	487,050
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	150,000	143,250
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	135,000	128,925
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	25,000	23,875
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	415,000	396,325
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2029	220,000	226,829
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	35,000	36,019
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	30,000	28,838
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	65,000	62,400
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	195,000	186,225
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	220,000	211,200
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	75,000	72,000
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	230,000	220,800
Puerto Rico Electric Power Authority Rev., Taxable, ”EEE“, 6.05%, 7/01/2032 (a)(d)	190,000	185,250
		$ 8,759,171
Utilities - Other – 0.1%
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	$210,000	$ 213,191
64

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 5.2%
Boston, MA, Water and Sewer Commission General Refunding Rev., ”A“, 4%, 11/01/2025 (Prerefunded 11/01/2022)	$2,950,000	$ 2,996,670
Boston, MA, Water and Sewer Commission General Refunding Rev., ”A“, 3.5%, 11/01/2034 (Prerefunded 11/01/2022)	1,000,000	1,012,907
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	455,000	509,613
Massachusetts Clean Water Trust, State Revolving Fund, 5%, 8/01/2038	1,255,000	1,474,457
Massachusetts Clean Water Trust, State Revolving Fund, 5%, 8/01/2039	545,000	639,431
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	1,280,000	1,489,154
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,549,780
Massachusetts Water Pollution Abatement Trust (MWRA Program), ”A“, 5%, 8/01/2032	75,000	75,232
Massachusetts Water Resources Authority, General Refunding Rev. (Green Bonds), ”C“, 4%, 8/01/2040	2,910,000	3,084,519
Massachusetts Water Resources Authority, General Rev., ”B“, 5%, 8/01/2040	4,000,000	4,738,403
Massachusetts Water Resources Authority, General Rev., ”B“, AGM, 5.25%, 8/01/2029	595,000	718,660
Massachusetts Water Resources Authority, General Rev., ”B“, AGM, 5.25%, 8/01/2031	1,625,000	2,028,698
		$ 21,317,524
Total Municipal Bonds (Identified Cost, $389,150,192)		$ 386,639,697
Trust Units – 0.3%
Tax - Other – 0.3%
CCDA Class 60 Trust (taxable), 5%, 7/01/2031	305,000	$ 303,314
PRIFA Class 61 Trust, Class 2026-2005C (taxable), 5.5%, 7/01/2026	995,000	992,471
Total Trust Units (Identified Cost, $1,309,785)		$ 1,295,785
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$581,000	$ 505,429
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,039,599	307,847
Total Bonds (Identified Cost, $890,271)		$ 813,276

Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $409,379)	$ 717,436	$385,622

Investment Companies (h) – 5.5%
Money Market Funds – 5.5%
MFS Institutional Money Market Portfolio, 0.21% (v) (Identified Cost, $22,571,581)	22,571,623	$ 22,571,623
Other Assets, Less Liabilities – (1.1)%		(4,580,688)
Net Assets – 100.0%		$ 407,125,315
Portfolio Footnotes:
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers and in unaffiliated issuers were as follows:
	Affiliated Issuers	Unaffiliated Issuers
Alabama Fund	$ 5,746,704	$ 91,010,416
Arkansas Fund	1,147,208	169,521,521
California Fund	35,263,326	551,149,737
Georgia Fund	5,309,987	128,765,566
Maryland Fund	4,987,440	111,553,968
Massachusetts Fund	22,571,623	389,134,380
65

Portfolio of Investments – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities and percentage of net assets for each fund is as follows:
	Value	Percent of net assets
Alabama Fund	$ 1,408,466	1.4%
Arkansas Fund	1,337,429	0.8%
California Fund	62,472,504	10.6%
Georgia Fund	1,854,485	1.4%
Maryland Fund	2,755,368	2.3%
Massachusetts Fund	7,255,646	1.8%
(p)	Primary market inverse floater.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
NPFG	National Public Finance Guarantee Corp.
RIBS	Residual Interest Bonds
SYNCORA	Syncora Guarantee Inc.
See Notes to Financial Statements
66

Financial Statements
Statements of Assets and Liabilities
At 3/31/22
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	Alabama Fund	Arkansas Fund	California Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $92,209,173, $170,298,379, and $550,488,456, respectively)	$91,010,416	$169,521,521	$551,149,737
Investments in affiliated issuers, at value (identified cost, $5,746,676, $1,147,208, and $35,263,314, respectively)	5,746,704	1,147,208	35,263,326
Receivables for
Investments sold	5,000	690,000	35,000
Fund shares sold	15,430	231,301	813,621
Interest	1,010,684	2,029,805	6,260,727
Receivable from investment adviser	8,860	7,015	—
Other assets	1,006	641	1,596
Total assets	$97,798,100	$173,627,491	$593,524,007
Liabilities
Payables for
Distributions	$18,972	$17,758	$152,978
Fund shares reacquired	81,028	328,143	2,703,436
When-issued investments purchased	—	2,332,400	3,625,108
Payable to affiliates
Investment adviser	—	—	13,995
Administrative services fee	131	185	491
Shareholder servicing costs	19,428	34,301	120,824
Distribution and service fees	853	722	2,917
Payable for independent Trustees' compensation	11	12	4,403
Accrued expenses and other liabilities	73,797	75,483	95,292
Total liabilities	$194,220	$2,789,004	$6,719,444
Net assets	$97,603,880	$170,838,487	$586,804,563
Net assets consist of
Paid-in capital	$99,878,455	$176,326,201	$591,829,835
Total distributable earnings (loss)	(2,274,575)	(5,487,714)	(5,025,272)
Net assets	$97,603,880	$170,838,487	$586,804,563
67

Statements of Assets and Liabilities – continued
	Alabama Fund	Arkansas Fund	California Fund
Net assets
Class A	$62,259,836	$128,340,562	$362,464,581
Class B	61,135	479,795	451,096
Class C	—	—	16,766,812
Class I	30,262,435	36,162,160	153,882,399
Class R6	5,020,474	5,855,970	53,239,675
Total net assets	$97,603,880	$170,838,487	$586,804,563
Shares of beneficial interest outstanding
Class A	6,292,287	13,450,852	61,797,391
Class B	6,177	50,239	76,877
Class C	—	—	2,849,220
Class I	3,209,237	3,818,030	16,116,746
Class R6	532,415	618,240	5,579,605
Total shares of beneficial interest outstanding	10,040,116	17,937,361	86,419,839
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$9.89	$9.54	$5.87
Offering price per share (100 / 95.75 x net asset value per share)	$10.33	$9.96	$6.13
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$9.90	$9.55	$5.87
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$—	$—	$5.88
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.43	$9.47	$9.55
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.43	$9.47	$9.54
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements
68

Statements of Assets and Liabilities – continued
At 3/31/22	Georgia Fund	Maryland Fund	Massachusetts Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $130,544,686, $113,001,336, and $391,759,627, respectively)	$128,765,566	$111,553,968	$389,134,380
Investments in affiliated issuers, at value (identified cost, $5,309,987, $4,987,440, and $22,571,581, respectively)	5,309,987	4,987,440	22,571,623
Receivables for
Investments sold	437,493	436,660	1,327,477
Fund shares sold	39,712	540,551	2,747,195
When-issued investments sold	170,432	—	—
Interest	1,475,679	1,247,986	4,237,760
Receivable from investment adviser	—	17,275	—
Other assets	544	510	1,105
Total assets	$136,199,413	$118,784,390	$420,019,540
Liabilities
Payable to custodian	$10	$102,485	$48
Payables for
Distributions	15,900	33,087	85,405
Investments purchased	—	—	3,843,687
Fund shares reacquired	247,409	826,643	821,440
When-issued investments purchased	833,655	—	7,952,617
Payable to affiliates
Investment adviser	48	—	9,678
Administrative services fee	158	146	358
Shareholder servicing costs	17,193	23,270	89,129
Distribution and service fees	1,367	1,104	2,830
Payable for independent Trustees' compensation	5	2,653	2,644
Accrued expenses and other liabilities	74,787	74,598	86,389
Total liabilities	$1,190,532	$1,063,986	$12,894,225
Net assets	$135,008,881	$117,720,404	$407,125,315
Net assets consist of
Paid-in capital	$138,569,841	$121,157,414	$415,491,933
Total distributable earnings (loss)	(3,560,960)	(3,437,010)	(8,366,618)
Net assets	$135,008,881	$117,720,404	$407,125,315
69

Statements of Assets and Liabilities – continued
	Georgia Fund	Maryland Fund	Massachusetts Fund
Net assets
Class A	$99,894,736	$80,515,330	$216,458,184
Class B	40,021	575,796	346,614
Class I	14,153,948	27,736,100	179,551,396
Class R6	20,920,176	8,893,178	10,769,121
Total net assets	$135,008,881	$117,720,404	$407,125,315
Shares of beneficial interest outstanding
Class A	9,563,880	7,687,957	20,288,899
Class B	3,817	55,006	32,432
Class I	1,494,602	2,935,826	19,228,344
Class R6	2,207,883	941,188	1,152,607
Total shares of beneficial interest outstanding	13,270,182	11,619,977	40,702,282
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$10.45	$10.47	$10.67
Offering price per share (100 / 95.75 x net asset value per share)	$10.91	$10.93	$11.14
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$10.48	$10.47	$10.69
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.47	$9.45	$9.34
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.48	$9.45	$9.34
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.
See Notes to Financial Statements
70

Financial Statements
Statements of Operations
Year ended 3/31/22
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	Alabama Fund	Arkansas Fund	California Fund
Net investment income (loss)
Interest	$2,436,960	$5,128,192	$18,282,049
Dividends from affiliated issuers	1,904	1,687	7,600
Other	12,330	23,494	85,959
Total investment income	$2,451,194	$5,153,373	$18,375,608
Expenses
Management fee	$456,215	$809,708	$2,849,609
Distribution and service fees	162,560	344,711	1,205,962
Shareholder servicing costs	74,191	131,312	464,554
Administrative services fee	24,255	34,576	94,138
Independent Trustees' compensation	3,772	4,850	11,433
Custodian fee	23,677	28,748	80,218
Shareholder communications	6,437	8,194	15,848
Audit and tax fees	60,171	60,185	60,269
Legal fees	7,558	3,981	17,201
Registration fees	58,890	63,336	75,304
Miscellaneous	29,811	30,647	38,273
Total expenses	$907,537	$1,520,248	$4,912,809
Fees paid indirectly	(1)	(1)	(4)
Reduction of expenses by investment adviser and distributor	(89,213)	(282,842)	(687,460)
Net expenses	$818,323	$1,237,405	$4,225,345
Net investment income (loss)	$1,632,871	$3,915,968	$14,150,263
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$82,689	$494,619	$(820,828)
Net realized gain (loss)	$82,689	$494,619	$(820,828)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(5,869,181)	$(10,066,177)	$(38,175,575)
Net realized and unrealized gain (loss)	$(5,786,492)	$(9,571,558)	$(38,996,403)
Change in net assets from operations	$(4,153,621)	$(5,655,590)	$(24,846,140)
See Notes to Financial Statements
71

Statements of Operations – continued
Year ended 3/31/22	Georgia Fund	Maryland Fund	Massachusetts Fund
Net investment income (loss)
Interest	$3,518,587	$3,182,094	$11,048,977
Dividends from affiliated issuers	2,502	2,603	6,596
Other	18,130	16,245	56,243
Total investment income	$3,539,219	$3,200,942	$11,111,816
Expenses
Management fee	$657,005	$551,012	$1,846,055
Distribution and service fees	273,343	218,936	546,518
Shareholder servicing costs	67,419	92,416	323,781
Administrative services fee	30,116	27,023	64,847
Independent Trustees' compensation	4,381	4,298	8,256
Custodian fee	29,154	23,868	49,423
Shareholder communications	7,856	8,300	13,494
Audit and tax fees	60,179	60,174	60,227
Legal fees	9,884	12,421	27,711
Registration fees	61,460	65,452	65,329
Miscellaneous	30,690	30,379	33,969
Total expenses	$1,231,487	$1,094,279	$3,039,610
Fees paid indirectly	(1)	(2)	(3)
Reduction of expenses by investment adviser and distributor	(22,714)	(170,407)	(55,490)
Net expenses	$1,208,772	$923,870	$2,984,117
Net investment income (loss)	$2,330,447	$2,277,072	$8,127,699
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$116,394	$208,350	$770,249
Net realized gain (loss)	$116,394	$208,350	$770,249
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(8,356,936)	$(6,759,752)	$(24,990,091)
Net realized and unrealized gain (loss)	$(8,240,542)	$(6,551,402)	$(24,219,842)
Change in net assets from operations	$(5,910,095)	$(4,274,330)	$(16,092,143)
See Notes to Financial Statements
72

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Year ended 3/31/22	Alabama Fund	Arkansas Fund	California Fund
Change in net assets
From operations
Net investment income (loss)	$1,632,871	$3,915,968	$14,150,263
Net realized gain (loss)	82,689	494,619	(820,828)
Net unrealized gain (loss)	(5,869,181)	(10,066,177)	(38,175,575)
Change in net assets from operations	$(4,153,621)	$(5,655,590)	$(24,846,140)
Total distributions to shareholders	$(1,629,906)	$(3,863,922)	$(14,043,491)
Change in net assets from fund share transactions	$8,228,708	$7,421,076	$9,092,065
Total change in net assets	$2,445,181	$(2,098,436)	$(29,797,566)
Net assets
At beginning of period	95,158,699	172,936,923	616,602,129
At end of period	$97,603,880	$170,838,487	$586,804,563
Year ended 3/31/22	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets
From operations
Net investment income (loss)	$2,330,447	$2,277,072	$8,127,699
Net realized gain (loss)	116,394	208,350	770,249
Net unrealized gain (loss)	(8,356,936)	(6,759,752)	(24,990,091)
Change in net assets from operations	$(5,910,095)	$(4,274,330)	$(16,092,143)
Total distributions to shareholders	$(2,293,807)	$(2,277,860)	$(7,975,575)
Change in net assets from fund share transactions	$1,833,644	$8,493,798	$36,270,055
Total change in net assets	$(6,370,258)	$1,941,608	$12,202,337
Net assets
At beginning of period	141,379,139	115,778,796	394,922,978
At end of period	$135,008,881	$117,720,404	$407,125,315
See Notes to Financial Statements
73

Statements of Changes in Net Assets – continued
Year ended 3/31/21	Alabama Fund	Arkansas Fund	California Fund
Change in net assets
From operations
Net investment income (loss)	$1,853,264	$4,087,723	$14,833,837
Net realized gain (loss)	(856)	324,232	404,914
Net unrealized gain (loss)	2,202,411	4,739,283	26,116,013
Change in net assets from operations	$4,054,819	$9,151,238	$41,354,764
Total distributions to shareholders	$(1,850,090)	$(4,066,917)	$(15,216,613)
Change in net assets from fund share transactions	$14,561,263	$11,671,244	$31,627,332
Total change in net assets	$16,765,992	$16,755,565	$57,765,483
Net assets
At beginning of period	78,392,707	156,181,358	558,836,646
At end of period	$95,158,699	$172,936,923	$616,602,129
Year ended 3/31/21	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets
From operations
Net investment income (loss)	$2,610,651	$2,703,961	$9,368,020
Net realized gain (loss)	341,211	593,639	1,247,118
Net unrealized gain (loss)	3,861,074	3,525,287	11,852,224
Change in net assets from operations	$6,812,936	$6,822,887	$22,467,362
Total distributions to shareholders	$(2,591,351)	$(2,715,439)	$(9,339,543)
Change in net assets from fund share transactions	$21,176,870	$5,802,071	$22,731,107
Total change in net assets	$25,398,455	$9,909,519	$35,858,926
Net assets
At beginning of period	115,980,684	105,869,277	359,064,052
At end of period	$141,379,139	$115,778,796	$394,922,978
See Notes to Financial Statements
74

Financial Statements
Financial Highlights
MFS ALABAMA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.46	$10.18	$10.15	$10.02	$10.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.22	$0.27	$0.36	$0.34
Net realized and unrealized gain (loss)	(0.57)	0.28	0.02	0.09	(0.10)
Total from investment operations	$(0.41)	$0.50	$0.29	$0.45	$0.24
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.22)	$(0.26)	$(0.32)	$(0.34)
Net asset value, end of period (x)	$9.89	$10.46	$10.18	$10.15	$10.02
Total return (%) (r)(s)(t)(x)	(4.00)	4.91	2.89	4.63	2.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	1.01	1.04	1.09	1.10
Expenses after expense reductions (f)	0.90	0.90	0.90	0.90	0.90
Net investment income (loss)	1.52	2.07	2.56	3.60	3.37
Portfolio turnover	10	25	30	19	17
Net assets at end of period (000 omitted)	$62,260	$61,257	$53,321	$51,280	$50,914
	Year ended
Class B	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.47	$10.18	$10.15	$10.02	$10.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.15	$0.19	$0.28	$0.27
Net realized and unrealized gain (loss)	(0.57)	0.28	0.03	0.10	(0.11)
Total from investment operations	$(0.49)	$0.43	$0.22	$0.38	$0.16
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.14)	$(0.19)	$(0.25)	$(0.26)
Net asset value, end of period (x)	$9.90	$10.47	$10.18	$10.15	$10.02
Total return (%) (r)(s)(t)(x)	(4.71)	4.24	2.13	3.85	1.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	1.77	1.80	1.84	1.84
Expenses after expense reductions (f)	1.65	1.65	1.65	1.65	1.65
Net investment income (loss)	0.77	1.44	1.86	2.85	2.63
Portfolio turnover	10	25	30	19	17
Net assets at end of period (000 omitted)	$61	$64	$176	$250	$303
See Notes to Financial Statements
75

Financial Highlights − continued
MFS ALABAMA MUNICIPAL BOND FUND − continued
	Year ended
Class I	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.97	$9.70	$9.67	$9.55	$9.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.23	$0.27	$0.37	$0.35
Net realized and unrealized gain (loss)	(0.54)	0.27	0.04	0.08	(0.11)
Total from investment operations	$(0.36)	$0.50	$0.31	$0.45	$0.24
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.23)	$(0.28)	$(0.33)	$(0.34)
Net asset value, end of period (x)	$9.43	$9.97	$9.70	$9.67	$9.55
Total return (%) (r)(s)(t)(x)	(3.73)	5.21	3.15	4.83	2.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	0.76	0.79	0.84	0.85
Expenses after expense reductions (f)	0.65	0.65	0.65	0.65	0.65
Net investment income (loss)	1.77	2.31	2.77	3.85	3.62
Portfolio turnover	10	25	30	19	17
Net assets at end of period (000 omitted)	$30,262	$29,971	$22,796	$11,490	$6,898
	Year ended
Class R6	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.97	$9.70	$9.67	$9.55	$9.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.23	$0.28	$0.37	$0.24
Net realized and unrealized gain (loss)	(0.54)	0.28	0.03	0.09	(0.22)
Total from investment operations	$(0.36)	$0.51	$0.31	$0.46	$0.02
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.24)	$(0.28)	$(0.34)	$(0.23)
Net asset value, end of period (x)	$9.43	$9.97	$9.70	$9.67	$9.55
Total return (%) (r)(s)(t)(x)	(3.66)	5.28	3.23	4.92	0.25(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	0.69	0.71	0.77	0.84(a)
Expenses after expense reductions (f)	0.58	0.58	0.57	0.58	0.58(a)
Net investment income (loss)	1.83	2.35	2.85	3.92	3.70(a)
Portfolio turnover	10	25	30	19	17
Net assets at end of period (000 omitted)	$5,020	$3,867	$2,100	$1,242	$1,274

See Notes to Financial Statements
76

Financial Highlights − continued
MFS ALABAMA MUNICIPAL BOND FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
77

Financial Highlights − continued
MFS ARKANSAS MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.07	$9.75	$9.80	$9.64	$9.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.25	$0.27	$0.33	$0.30
Net realized and unrealized gain (loss)	(0.54)	0.32	(0.05)	0.12	(0.09)
Total from investment operations	$(0.32)	$0.57	$0.22	$0.45	$0.21
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.25)	$(0.27)	$(0.29)	$(0.30)
Net asset value, end of period (x)	$9.54	$10.07	$9.75	$9.80	$9.64
Total return (%) (r)(s)(t)(x)	(3.22)	5.85	2.27	4.74	2.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	0.91	0.92	0.93	0.92
Expenses after expense reductions (f)	0.71	0.75	0.76	0.77	0.77
Net investment income (loss)	2.15	2.47	2.77	3.40	3.06
Portfolio turnover	17	22	20	14	17
Net assets at end of period (000 omitted)	$128,341	$133,754	$123,979	$121,888	$141,605
	Year ended
Class B	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.08	$9.76	$9.81	$9.65	$9.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.18	$0.20	$0.25	$0.23
Net realized and unrealized gain (loss)	(0.53)	0.31	(0.05)	0.13	(0.09)
Total from investment operations	$(0.39)	$0.49	$0.15	$0.38	$0.14
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.17)	$(0.20)	$(0.22)	$(0.22)
Net asset value, end of period (x)	$9.55	$10.08	$9.76	$9.81	$9.65
Total return (%) (r)(s)(t)(x)	(3.94)	5.07	1.51	3.97	1.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	1.66	1.67	1.68	1.68
Expenses after expense reductions (f)	1.46	1.50	1.51	1.52	1.52
Net investment income (loss)	1.41	1.79	2.03	2.64	2.31
Portfolio turnover	17	22	20	14	17
Net assets at end of period (000 omitted)	$480	$610	$1,587	$2,477	$4,209
See Notes to Financial Statements
78

Financial Highlights − continued
MFS ARKANSAS MUNICIPAL BOND FUND − continued
	Year ended
Class I	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.99	$9.68	$9.73	$9.57	$9.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.25	$0.28	$0.33	$0.31
Net realized and unrealized gain (loss)	(0.52)	0.31	(0.05)	0.13	(0.09)
Total from investment operations	$(0.30)	$0.56	$0.23	$0.46	$0.22
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.25)	$(0.28)	$(0.30)	$(0.30)
Net asset value, end of period (x)	$9.47	$9.99	$9.68	$9.73	$9.57
Total return (%) (r)(s)(t)(x)	(3.07)	5.88	2.36	4.86	2.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	0.66	0.67	0.68	0.67
Expenses after expense reductions (f)	0.61	0.65	0.66	0.67	0.67
Net investment income (loss)	2.25	2.56	2.86	3.49	3.16
Portfolio turnover	17	22	20	14	17
Net assets at end of period (000 omitted)	$36,162	$34,603	$29,078	$26,586	$13,733
	Year ended
Class R6	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.99	$9.68	$9.73	$9.58	$9.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.26	$0.29	$0.34	$0.20
Net realized and unrealized gain (loss)	(0.52)	0.31	(0.05)	0.11	(0.19)
Total from investment operations	$(0.29)	$0.57	$0.24	$0.45	$0.01
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.26)	$(0.29)	$(0.30)	$(0.21)
Net asset value, end of period (x)	$9.47	$9.99	$9.68	$9.73	$9.58
Total return (%) (r)(s)(t)(x)	(3.00)	5.95	2.44	4.83	0.09(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	0.58	0.59	0.60	0.61(a)
Expenses after expense reductions (f)	0.54	0.57	0.58	0.59	0.61(a)
Net investment income (loss)	2.31	2.58	2.92	3.58	3.19(a)
Portfolio turnover	17	22	20	14	17
Net assets at end of period (000 omitted)	$5,856	$3,971	$1,538	$954	$766

See Notes to Financial Statements
79

Financial Highlights − continued
MFS ARKANSAS MUNICIPAL BOND FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
80

Financial Highlights − continued
MFS CALIFORNIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$6.24	$5.97	$6.04	$5.94	$5.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.15	$0.18	$0.22	$0.23
Net realized and unrealized gain (loss)	(0.37)	0.28	(0.07)	0.08	(0.02)
Total from investment operations	$(0.23)	$0.43	$0.11	$0.30	$0.21
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.16)	$(0.18)	$(0.20)	$(0.22)
Net asset value, end of period (x)	$5.87	$6.24	$5.97	$6.04	$5.94
Total return (%) (r)(s)(t)(x)	(3.82)	7.24	1.76	5.21	3.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	0.84	0.86	0.87	0.88
Expenses after expense reductions (f)	0.68	0.68	0.70	0.71	0.72
Net investment income (loss)	2.22	2.50	2.94	3.76	3.75
Portfolio turnover	25	31	22	15	15
Net assets at end of period (000 omitted)	$362,465	$396,643	$374,941	$299,882	$272,958
	Year ended
Class B	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$6.24	$5.97	$6.04	$5.94	$5.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.11	$0.14	$0.18	$0.18
Net realized and unrealized gain (loss)	(0.37)	0.27	(0.08)	0.08	(0.02)
Total from investment operations	$(0.28)	$0.38	$0.06	$0.26	$0.16
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.11)	$(0.13)	$(0.16)	$(0.17)
Net asset value, end of period (x)	$5.87	$6.24	$5.97	$6.04	$5.94
Total return (%) (r)(s)(t)(x)	(4.54)	6.45	1.00	4.43	2.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	1.59	1.61	1.62	1.63
Expenses after expense reductions (f)	1.43	1.43	1.45	1.46	1.48
Net investment income (loss)	1.48	1.78	2.22	3.01	3.02
Portfolio turnover	25	31	22	15	15
Net assets at end of period (000 omitted)	$451	$627	$1,033	$1,506	$1,913
See Notes to Financial Statements
81

Financial Highlights − continued
MFS CALIFORNIA MUNICIPAL BOND FUND − continued
	Year ended
Class C	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$6.26	$5.99	$6.06	$5.96	$5.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.10	$0.13	$0.17	$0.17
Net realized and unrealized gain (loss)	(0.38)	0.27	(0.08)	0.08	(0.02)
Total from investment operations	$(0.30)	$0.37	$0.05	$0.25	$0.15
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.10)	$(0.12)	$(0.15)	$(0.16)
Net asset value, end of period (x)	$5.88	$6.26	$5.99	$6.06	$5.96
Total return (%) (r)(s)(t)(x)	(4.83)	6.27	0.85	4.26	2.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	1.59	1.61	1.62	1.63
Expenses after expense reductions (f)	1.58	1.58	1.60	1.61	1.62
Net investment income (loss)	1.33	1.62	2.05	2.86	2.86
Portfolio turnover	25	31	22	15	15
Net assets at end of period (000 omitted)	$16,767	$21,410	$25,552	$22,786	$31,800
	Year ended
Class I	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.16	$9.71	$9.83	$9.67	$9.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.26	$0.31	$0.37	$0.37
Net realized and unrealized gain (loss)	(0.61)	0.46	(0.13)	0.13	(0.02)
Total from investment operations	$(0.37)	$0.72	$0.18	$0.50	$0.35
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.27)	$(0.30)	$(0.34)	$(0.36)
Net asset value, end of period (x)	$9.55	$10.16	$9.71	$9.83	$9.67
Total return (%) (r)(s)(t)(x)	(3.80)	7.46	1.79	5.27	3.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59	0.59	0.61	0.62	0.62
Expenses after expense reductions (f)	0.58	0.58	0.60	0.61	0.61
Net investment income (loss)	2.32	2.60	3.04	3.85	3.83
Portfolio turnover	25	31	22	15	15
Net assets at end of period (000 omitted)	$153,882	$157,366	$128,914	$79,276	$56,553
See Notes to Financial Statements
82

Financial Highlights − continued
MFS CALIFORNIA MUNICIPAL BOND FUND − continued
	Year ended
Class R6	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$10.16	$9.71	$9.82	$9.66	$9.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.27	$0.31	$0.38	$0.24
Net realized and unrealized gain (loss)	(0.62)	0.45	(0.11)	0.12	(0.18)
Total from investment operations	$(0.38)	$0.72	$0.20	$0.50	$0.06
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.27)	$(0.31)	$(0.34)	$(0.24)
Net asset value, end of period (x)	$9.54	$10.16	$9.71	$9.82	$9.66
Total return (%) (r)(s)(t)(x)	(3.83)	7.54	1.97	5.36	0.61(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	0.52	0.53	0.54	0.56(a)
Expenses after expense reductions (f)	0.50	0.51	0.52	0.53	0.55(a)
Net investment income (loss)	2.39	2.66	3.10	3.92	3.78(a)
Portfolio turnover	25	31	22	15	15
Net assets at end of period (000 omitted)	$53,240	$40,556	$28,396	$12,773	$5,995
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
83

Financial Highlights − continued
MFS GEORGIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$11.06	$10.70	$10.73	$10.58	$10.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.21	$0.26	$0.36	$0.35
Net realized and unrealized gain (loss)	(0.61)	0.36	(0.02)	0.11	(0.12)
Total from investment operations	$(0.44)	$0.57	$0.24	$0.47	$0.23
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.21)	$(0.27)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$10.45	$11.06	$10.70	$10.73	$10.58
Total return (%) (r)(s)(t)(x)	(4.08)	5.38	2.17	4.51	2.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	0.92	0.95	1.02	1.04
Expenses after expense reductions (f)	0.90	0.90	0.90	0.90	0.90
Net investment income (loss)	1.53	1.94	2.39	3.41	3.26
Portfolio turnover	12	22	28	14	12
Net assets at end of period (000 omitted)	$99,895	$108,346	$95,352	$70,456	$65,922
	Year ended
Class B	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$11.10	$10.74	$10.77	$10.62	$10.72
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.14	$0.19	$0.28	$0.27
Net realized and unrealized gain (loss)	(0.63)	0.35	(0.03)	0.11	(0.12)
Total from investment operations	$(0.54)	$0.49	$0.16	$0.39	$0.15
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.13)	$(0.19)	$(0.24)	$(0.25)
Net asset value, end of period (x)	$10.48	$11.10	$10.74	$10.77	$10.62
Total return (%) (r)(s)(t)(x)	(4.87)	4.61	1.44	3.73	1.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	1.68	1.71	1.77	1.79
Expenses after expense reductions (f)	1.65	1.63	1.63	1.65	1.65
Net investment income (loss)	0.77	1.29	1.72	2.67	2.54
Portfolio turnover	12	22	28	14	12
Net assets at end of period (000 omitted)	$40	$66	$261	$399	$563
See Notes to Financial Statements
84

Financial Highlights − continued
MFS GEORGIA MUNICIPAL BOND FUND − continued
	Year ended
Class I	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.03	$9.70	$9.73	$9.60	$9.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.21	$0.26	$0.35	$0.34
Net realized and unrealized gain (loss)	(0.56)	0.34	(0.02)	0.09	(0.11)
Total from investment operations	$(0.38)	$0.55	$0.24	$0.44	$0.23
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.22)	$(0.27)	$(0.31)	$(0.32)
Net asset value, end of period (x)	$9.47	$10.03	$9.70	$9.73	$9.60
Total return (%) (r)(s)(t)(x)	(3.91)	5.68	2.39	4.70	2.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	0.67	0.70	0.77	0.79
Expenses after expense reductions (f)	0.65	0.65	0.65	0.65	0.65
Net investment income (loss)	1.78	2.16	2.64	3.65	3.49
Portfolio turnover	12	22	28	14	12
Net assets at end of period (000 omitted)	$14,154	$15,012	$9,345	$7,834	$6,817
	Year ended
Class R6	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$10.03	$9.70	$9.73	$9.60	$9.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.22	$0.27	$0.36	$0.23
Net realized and unrealized gain (loss)	(0.55)	0.33	(0.03)	0.09	(0.23)
Total from investment operations	$(0.37)	$0.55	$0.24	$0.45	$0.00(w)
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.22)	$(0.27)	$(0.32)	$(0.22)
Net asset value, end of period (x)	$9.48	$10.03	$9.70	$9.73	$9.60
Total return (%) (r)(s)(t)(x)	(3.76)	5.72	2.44	4.77	(0.05)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	0.62	0.65	0.70	0.82(a)
Expenses after expense reductions (f)	0.60	0.60	0.60	0.59	0.59(a)
Net investment income (loss)	1.82	2.20	2.68	3.72	3.56(a)
Portfolio turnover	12	22	28	14	12
Net assets at end of period (000 omitted)	$20,920	$17,956	$11,022	$7,371	$5,988

See Notes to Financial Statements
85

Financial Highlights − continued
MFS GEORGIA MUNICIPAL BOND FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
86

Financial Highlights − continued
MFS MARYLAND MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$11.04	$10.62	$10.76	$10.65	$10.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.26	$0.31	$0.40	$0.38
Net realized and unrealized gain (loss)	(0.57)	0.42	(0.14)	0.06	(0.12)
Total from investment operations	$(0.37)	$0.68	$0.17	$0.46	$0.26
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.26)	$(0.31)	$(0.35)	$(0.37)
Net asset value, end of period (x)	$10.47	$11.04	$10.62	$10.76	$10.65
Total return (%) (r)(s)(t)(x)	(3.45)	6.51	1.57	4.46	2.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	0.98	0.99	1.01	1.02
Expenses after expense reductions (f)	0.83	0.83	0.82	0.82	0.82
Net investment income (loss)	1.79	2.42	2.85	3.77	3.48
Portfolio turnover	16	27	27	14	23
Net assets at end of period (000 omitted)	$80,515	$82,725	$83,852	$75,215	$76,993
	Year ended
Class B	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$11.04	$10.62	$10.75	$10.65	$10.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.18	$0.23	$0.32	$0.29
Net realized and unrealized gain (loss)	(0.57)	0.42	(0.13)	0.05	(0.11)
Total from investment operations	$(0.45)	$0.60	$0.10	$0.37	$0.18
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.18)	$(0.23)	$(0.27)	$(0.29)
Net asset value, end of period (x)	$10.47	$11.04	$10.62	$10.75	$10.65
Total return (%) (r)(s)(t)(x)	(4.17)	5.71	0.91	3.58	1.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	1.73	1.74	1.76	1.77
Expenses after expense reductions (f)	1.58	1.58	1.58	1.58	1.58
Net investment income (loss)	1.04	1.69	2.12	3.01	2.73
Portfolio turnover	16	27	27	14	23
Net assets at end of period (000 omitted)	$576	$656	$1,040	$1,217	$1,331
See Notes to Financial Statements
87

Financial Highlights − continued
MFS MARYLAND MUNICIPAL BOND FUND − continued
	Year ended
Class I	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.96	$9.58	$9.70	$9.61	$9.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.26	$0.30	$0.38	$0.36
Net realized and unrealized gain (loss)	(0.51)	0.38	(0.11)	0.05	(0.11)
Total from investment operations	$(0.31)	$0.64	$0.19	$0.43	$0.25
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.26)	$(0.31)	$(0.34)	$(0.35)
Net asset value, end of period (x)	$9.45	$9.96	$9.58	$9.70	$9.61
Total return (%) (r)(s)(t)(x)	(3.17)	6.78	1.88	4.61	2.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	0.73	0.74	0.76	0.77
Expenses after expense reductions (f)	0.58	0.58	0.58	0.58	0.58
Net investment income (loss)	2.03	2.64	3.07	4.01	3.72
Portfolio turnover	16	27	27	14	23
Net assets at end of period (000 omitted)	$27,736	$26,243	$18,140	$11,831	$9,261
	Year ended
Class R6	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.96	$9.58	$9.70	$9.61	$9.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.26	$0.30	$0.39	$0.24
Net realized and unrealized gain (loss)	(0.51)	0.39	(0.11)	0.05	(0.21)
Total from investment operations	$(0.30)	$0.65	$0.19	$0.44	$0.03
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.27)	$(0.31)	$(0.35)	$(0.23)
Net asset value, end of period (x)	$9.45	$9.96	$9.58	$9.70	$9.61
Total return (%) (r)(s)(t)(x)	(3.10)	6.84	1.93	4.67	0.35(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	0.66	0.68	0.70	0.76(a)
Expenses after expense reductions (f)	0.51	0.52	0.52	0.52	0.52(a)
Net investment income (loss)	2.09	2.67	3.10	4.07	3.79(a)
Portfolio turnover	16	27	27	14	23
Net assets at end of period (000 omitted)	$8,893	$6,155	$2,837	$1,315	$961

See Notes to Financial Statements
88

Financial Highlights − continued
MFS MARYLAND MUNICIPAL BOND FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
89

Financial Highlights − continued
MFS MASSACHUSETTS MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$11.30	$10.90	$11.04	$10.90	$11.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.27	$0.33	$0.41	$0.42
Net realized and unrealized gain (loss)	(0.63)	0.39	(0.15)	0.09	(0.13)
Total from investment operations	$(0.42)	$0.66	$0.18	$0.50	$0.29
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.26)	$(0.32)	$(0.36)	$(0.41)
Net asset value, end of period (x)	$10.67	$11.30	$10.90	$11.04	$10.90
Total return (%) (r)(s)(t)(x)	(3.83)	6.16	1.61	4.74	2.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	0.86	0.87	0.88	0.89
Expenses after expense reductions (f)	0.85	0.84	0.83	0.85	0.86
Net investment income (loss)	1.87	2.39	2.91	3.75	3.82
Portfolio turnover	17	26	29	13	19
Net assets at end of period (000 omitted)	$216,458	$216,177	$226,471	$207,565	$202,967
	Year ended
Class B	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$11.32	$10.92	$11.06	$10.92	$11.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.19	$0.25	$0.32	$0.34
Net realized and unrealized gain (loss)	(0.64)	0.39	(0.15)	0.10	(0.14)
Total from investment operations	$(0.51)	$0.58	$0.10	$0.42	$0.20
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.18)	$(0.24)	$(0.28)	$(0.32)
Net asset value, end of period (x)	$10.69	$11.32	$10.92	$11.06	$10.92
Total return (%) (r)(s)(t)(x)	(4.54)	5.36	0.84	3.94	1.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	1.61	1.62	1.63	1.64
Expenses after expense reductions (f)	1.60	1.60	1.60	1.62	1.63
Net investment income (loss)	1.12	1.67	2.19	2.98	3.06
Portfolio turnover	17	26	29	13	19
Net assets at end of period (000 omitted)	$347	$470	$1,081	$1,664	$1,858
See Notes to Financial Statements
90

Financial Highlights − continued
MFS MASSACHUSETTS MUNICIPAL BOND FUND − continued
	Year ended
Class I	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.89	$9.54	$9.66	$9.54	$9.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.25	$0.30	$0.38	$0.39
Net realized and unrealized gain (loss)	(0.55)	0.36	(0.12)	0.08	(0.12)
Total from investment operations	$(0.34)	$0.61	$0.18	$0.46	$0.27
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.26)	$(0.30)	$(0.34)	$(0.38)
Net asset value, end of period (x)	$9.34	$9.89	$9.54	$9.66	$9.54
Total return (%) (r)(s)(t)(x)	(3.58)	6.41	1.86	4.95	2.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61	0.61	0.62	0.63	0.64
Expenses after expense reductions (f)	0.60	0.60	0.60	0.62	0.63
Net investment income (loss)	2.11	2.60	3.10	3.98	4.00
Portfolio turnover	17	26	29	13	19
Net assets at end of period (000 omitted)	$179,551	$168,647	$124,875	$68,669	$49,523
	Year ended
Class R6	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.90	$9.55	$9.67	$9.54	$9.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.26	$0.31	$0.38	$0.24
Net realized and unrealized gain (loss)	(0.57)	0.35	(0.12)	0.10	(0.21)
Total from investment operations	$(0.35)	$0.61	$0.19	$0.48	$0.03
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.26)	$(0.31)	$(0.35)	$(0.26)
Net asset value, end of period (x)	$9.34	$9.90	$9.55	$9.67	$9.54
Total return (%) (r)(s)(t)(x)	(3.60)	6.48	1.93	5.13	0.26(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	0.54	0.55	0.56	0.58(a)
Expenses after expense reductions (f)	0.52	0.53	0.53	0.55	0.57(a)
Net investment income (loss)	2.18	2.67	3.15	4.05	3.85(a)
Portfolio turnover	17	26	29	13	19
Net assets at end of period (000 omitted)	$10,769	$9,628	$6,636	$3,176	$1,983

See Notes to Financial Statements
91

Financial Highlights − continued
MFS MASSACHUSETTS MUNICIPAL BOND FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
92

Notes to Financial Statements
(1)  Business and Organization
MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a diversified series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region or state where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the funds and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the funds could be taxable to shareholders.
Balance Sheet Offsetting — Each fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty. Each fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value
93

Notes to Financial Statements  - continued
to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2022 in valuing each fund's assets and liabilities:
	Level 1	Level 2	Level 3	Total
Alabama Fund
Financial Instruments
Municipal Bonds	$—	$90,840,798	$—	$90,840,798
U.S. Corporate Bonds	—	169,618	—	169,618
Mutual Funds	5,746,704	—	—	5,746,704
Total	$5,746,704	$91,010,416	$—	$96,757,120
Arkansas Fund
Financial Instruments
Municipal Bonds	$—	$169,180,119	$—	$169,180,119
U.S. Corporate Bonds	—	341,402	—	341,402
Mutual Funds	1,147,208	—	—	1,147,208
Total	$1,147,208	$169,521,521	$—	$170,668,729
California Fund
Financial Instruments
Municipal Bonds	$—	$549,877,636	$—	$549,877,636
U.S. Corporate Bonds	—	1,272,101	—	1,272,101
Mutual Funds	35,263,326	—	—	35,263,326
Total	$35,263,326	$551,149,737	$—	$586,413,063
Georgia Fund
Financial Instruments
Municipal Bonds	$—	$128,485,485	$—	$128,485,485
U.S. Corporate Bonds	—	280,081	—	280,081
Mutual Funds	5,309,987	—	—	5,309,987
Total	$5,309,987	$128,765,566	$—	$134,075,553
Maryland Fund
Financial Instruments
Municipal Bonds	$—	$111,307,814	$—	$111,307,814
U.S. Corporate Bonds	—	246,154	—	246,154
Mutual Funds	4,987,440	—	—	4,987,440
Total	$4,987,440	$111,553,968	$—	$116,541,408
Massachusetts Fund
Financial Instruments
Municipal Bonds	$—	$388,321,104	$—	$388,321,104
U.S. Corporate Bonds	—	813,276	—	813,276
Mutual Funds	22,571,623	—	—	22,571,623
Total	$22,571,623	$389,134,380	$—	$411,706,003
For further information regarding security characteristics, see the Portfolio of Investments.
94

Notes to Financial Statements  - continued
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Interest income is recorded on the accrual basis.
All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Each fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statements of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, each fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — Each fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by each fund. The amount of the credit, for the year ended March 31, 2022, is shown as a reduction of total expenses in the Statements of Operations.
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds and amortization and accretion of debt securities, as applicable to each fund.
95

Notes to Financial Statements  - continued
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
Year ended 3/31/22	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Ordinary income (including any short-term capital gains)	$20,985	$52,942	$170,586	$29,620	$61,722	$146,143
Tax-exempt income	1,608,921	3,810,980	13,872,905	2,264,187	2,216,138	7,829,432
Total distributions	$1,629,906	$3,863,922	$14,043,491	$2,293,807	$2,277,860	$7,975,575
Year ended 3/31/21	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Ordinary income (including any short-term capital gains)	$31,321	$39,472	$398,949	$70,772	$27,758	$226,239
Tax-exempt income	1,818,769	4,027,445	14,817,664	2,520,579	2,687,681	9,113,304
Total distributions	$1,850,090	$4,066,917	$15,216,613	$2,591,351	$2,715,439	$9,339,543
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/22	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Cost of investments	$98,048,414	$171,522,594	$586,030,132	$135,956,750	$118,060,864	$413,976,874
Gross appreciation	1,702,847	3,604,127	15,038,679	1,936,487	1,983,367	9,183,062
Gross depreciation	(2,994,141)	(4,457,992)	(14,655,748)	(3,817,684)	(3,502,823)	(11,453,933)
Net unrealized appreciation (depreciation)	$(1,291,294)	$(853,865)	$382,931	$(1,881,197)	$(1,519,456)	$(2,270,871)
Undistributed ordinary income	28,722	73,340	287,444	42,152	21,109	226,149
Undistributed tax-exempt income	434,731	929,928	3,110,467	557,808	753,554	1,858,949
Capital loss carryforwards	(1,302,347)	(5,305,655)	(7,613,484)	(2,094,441)	(2,495,108)	(7,459,562)
Other temporary differences	(144,387)	(331,462)	(1,192,630)	(185,282)	(197,109)	(721,283)
Total distributable earnings (loss)	$(2,274,575)	$(5,487,714)	$(5,025,272)	$(3,560,960)	$(3,437,010)	$(8,366,618)
As of March 31, 2022, each fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Short-Term	$(973,802)	$(2,331,612)	$(5,679,083)	$(1,857,351)	$(1,677,099)	$(7,377,362)
Long-Term	(328,545)	(2,974,043)	(1,934,401)	(237,090)	(818,009)	(82,200)
Total	$(1,302,347)	$(5,305,655)	$(7,613,484)	$(2,094,441)	$(2,495,108)	$(7,459,562)
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Alabama Fund		Arkansas Fund		California Fund
	Year Ended 3/31/22	Year Ended 3/31/21	Year Ended 3/31/22	Year Ended 3/31/21	Year Ended 3/31/22	Year Ended 3/31/21
Class A	$981,338	$1,175,867	$2,883,300	$3,182,641	$8,861,588	$9,948,878
Class B	497	1,456	7,448	16,800	7,679	15,381
Class C	—	—	—	—	258,871	399,949
Class I	558,700	606,811	847,322	799,726	3,721,131	3,890,859
Class R6	89,371	65,956	125,852	67,750	1,194,222	961,546
Total	$1,629,906	$1,850,090	$3,863,922	$4,066,917	$14,043,491	$15,216,613
96

Notes to Financial Statements  - continued
	Georgia Fund		Maryland Fund		Massachusetts Fund
	Year Ended 3/31/22	Year Ended 3/31/21	Year Ended 3/31/22	Year Ended 3/31/21	Year Ended 3/31/22	Year Ended 3/31/21
Class A	$1,639,490	$1,997,208	$1,520,880	$2,000,293	$3,967,360	$5,195,000
Class B	459	1,718	6,456	14,724	4,409	12,486
Class I	281,350	265,241	584,490	590,621	3,775,226	3,922,584
Class R6	372,508	327,184	166,034	109,801	228,580	209,473
Total	$2,293,807	$2,591,351	$2,277,860	$2,715,439	$7,975,575	$9,339,543
(3)  Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the funds' Board of Trustees, but such agreement will continue at least until July 31, 2023. For the year ended March 31, 2022, these management fee reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations:
Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$13,572	$24,047	$84,726	$19,537	$16,391	$54,909
The management fee incurred for the year ended March 31, 2022 was equivalent to an annual effective rate of 0.44% of each fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:
	Alabama Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	0.90%	0.90%	0.83%	0.85%
Class B	1.65%	1.65%	1.58%	1.60%
Class I	0.65%	0.65%	0.58%	0.60%
Class R6	0.59%	0.60%	0.53%	0.53%
Effective August 1, 2021, the investment adviser has agreed in writing to pay a portion of the Arkansas Fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of this fund’s average daily net assets:
Arkansas Fund
Class A	0.70%
Class B	1.45%
Class I	0.60%
Class R6	0.53%
These written agreements will continue until modified by the funds' Board of Trustees, but such agreements will continue at least until July 31, 2022. For the year ended March 31, 2022, these reductions amounted to $75,641 for the Alabama Fund, $3,170 for the Georgia Fund, and $153,806 for the Maryland Fund. For the period from August 1, 2021 through March 31, 2022, this reduction amounted to $54,398 for the Arkansas Fund. Each reduction is included in the reduction of total expenses in the Statements of Operations. For the year ended March 31, 2022, the Massachusetts Fund's actual operating expenses did not exceed the limit described above and therefore, the investment adviser did not pay any portion of the fund's expenses related to this agreement.
97

Notes to Financial Statements  - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended March 31, 2022, as its portion of the initial sales charge on sales of Class A shares of each fund:
Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$4,293	$10,891	$9,748	$4,218	$4,503	$7,422
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	—	0.25%	0.25%	0.25%	$161,912
Arkansas Fund	—	0.25%	0.25%	0.10%	339,310
California Fund	—	0.25%	0.25%	0.10%	1,003,234
Georgia Fund	—	0.25%	0.25%	0.25%	272,735
Maryland Fund	—	0.25%	0.25%	0.25%	212,737
Massachusetts Fund	—	0.25%	0.25%	0.25%	542,445
	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	0.75%	0.25%	1.00%	1.00%	$648
Arkansas Fund	0.75%	0.25%	1.00%	0.85%	5,401
California Fund	0.75%	0.25%	1.00%	0.85%	5,243
Georgia Fund	0.75%	0.25%	1.00%	1.00%	608
Maryland Fund	0.75%	0.25%	1.00%	1.00%	6,199
Massachusetts Fund	0.75%	0.25%	1.00%	1.00%	4,073
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
California Fund	0.75%	0.25%	1.00%	1.00%	$197,485
98

Notes to Financial Statements  - continued
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Total Distribution and Service Fees	$162,560	$344,711	$1,205,962	$273,343	$218,936	$546,518
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended March 31, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the year ended March 31, 2022, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$—	$—	$5	$7	$210	$581
Arkansas Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2022. For the year ended March 31, 2022, these reductions amounted to $203,587 and $810 for Class A and Class B, respectively, and are included in the reduction of total expenses in the Statements of Operations.
California Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2022. For the year ended March 31, 2022, these reductions amounted to $601,943 and $786 for Class A and Class B, respectively, and are included in the reduction of total expenses in the Statements of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended March 31, 2022, were as follows:
CDSC Imposed	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$1,982	$749	$17,009	$7,971	$7,759	$1,510
Class B	—	44	357	—	565	141
Class C	N/A	N/A	2,791	N/A	N/A	N/A
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the year ended March 31, 2022, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Expenses paid	$3,375	$4,918	$21,407	$4,585	$10,443	$21,842
Annual percentage of average daily net assets	0.0033%	0.0027%	0.0034%	0.0031%	0.0085%	0.0053%
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended March 31, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$70,816	$126,394	$443,147	$62,834	$81,973	$301,939
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended March 31, 2022 was equivalent to the following annual effective rates of each fund's average daily net assets:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Percentage of average daily net assets	0.0239%	0.0192%	0.0149%	0.0206%	0.0221%	0.0158%
99

Notes to Financial Statements  - continued
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The Alabama Fund, the Arkansas Fund, and the Georgia Fund no longer participate in the DB plan. The DB plan resulted in a pension expense for the following funds. These amounts are included in “Independent Trustees’ compensation” in the Statements of Operations for the year ended March 31, 2022:
California Fund	Maryland Fund	Massachusetts Fund
$381	$242	$243
The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to the following at March 31, 2022, and is included in “Payable for independent Trustees’ compensation” in the Statements of Assets and Liabilities:
California Fund	Maryland Fund	Massachusetts Fund
$4,385	$2,642	$2,629
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 18, 2021, MFS redeemed 5,730 shares of Class R6 for an aggregate amount of $59,417 for the California Fund.
(4)  Portfolio Securities
For the year ended March 31, 2022, purchases and sales of investments, other than short-term obligations, were as follows:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Purchases	$16,087,163	$40,555,533	$153,118,332	$20,807,734	$24,708,490	$99,110,417
Sales	$9,806,112	$29,887,228	$172,838,162	$16,637,783	$18,928,994	$68,003,949
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Alabama Fund				Arkansas Fund
	Year ended 3/31/22		Year ended 3/31/21		Year ended 3/31/22		Year ended 3/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,092,109	$ 11,530,731	1,386,777	$ 14,436,917	1,673,419	$ 16,865,986	2,202,300	$ 21,992,710
Class B	26	270	56	590	267	2,724	1	5
Class I	614,654	6,175,392	1,034,729	10,258,753	1,336,908	13,385,641	1,128,787	11,192,820
Class R6	236,429	2,376,557	200,628	1,992,286	373,919	3,745,556	257,515	2,554,782
	1,943,218	$ 20,082,950	2,622,190	$ 26,688,546	3,384,513	$ 33,999,907	3,588,603	$ 35,740,317
Shares issued to shareholders in reinvestment of distributions
Class A	83,125	$ 870,178	99,752	$ 1,035,281	270,862	$ 2,718,409	298,767	$ 2,977,251
Class B	13	135	76	783	741	7,448	1,686	16,745
Class I	45,277	451,702	40,408	400,558	80,568	802,778	75,042	742,490
Class R6	8,969	89,371	6,657	65,956	12,621	125,546	6,829	67,750
	137,384	$ 1,411,386	146,893	$ 1,502,578	364,792	$ 3,654,181	382,324	$ 3,804,236
100

Notes to Financial Statements  - continued
	Alabama Fund − continued				Arkansas Fund − continued
	Year ended 3/31/22		Year ended 3/31/21		Year ended 3/31/22		Year ended 3/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(737,535)	$ (7,720,842)	(869,474)	$ (9,008,758)	(1,781,235)	$ (17,852,127)	(1,928,654)	$ (19,235,698)
Class B	(1)	(8)	(11,250)	(115,944)	(11,308)	(113,928)	(103,732)	(1,030,570)
Class I	(456,358)	(4,545,032)	(419,004)	(4,149,079)	(1,062,724)	(10,631,845)	(744,965)	(7,349,930)
Class R6	(100,726)	(999,746)	(36,012)	(356,080)	(165,610)	(1,635,112)	(25,887)	(257,111)
	(1,294,620)	$ (13,265,628)	(1,335,740)	$ (13,629,861)	(3,020,877)	$ (30,233,012)	(2,803,238)	$ (27,873,309)
Net change
Class A	437,699	$ 4,680,067	617,055	$ 6,463,440	163,046	$ 1,732,268	572,413	$ 5,734,263
Class B	38	397	(11,118)	(114,571)	(10,300)	(103,756)	(102,045)	(1,013,820)
Class I	203,573	2,082,062	656,133	6,510,232	354,752	3,556,574	458,864	4,585,380
Class R6	144,672	1,466,182	171,273	1,702,162	220,930	2,235,990	238,457	2,365,421
	785,982	$ 8,228,708	1,433,343	$ 14,561,263	728,428	$ 7,421,076	1,167,689	$ 11,671,244
	California Fund				Georgia Fund
	Year ended 3/31/22		Year ended 3/31/21		Year ended 3/31/22		Year ended 3/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	7,615,849	$ 48,039,741	9,263,597	$ 56,858,716	955,065	$ 10,644,046	2,153,288	$ 23,431,274
Class B	—	—	6,109	36,322	—	—	1,720	19,028
Class C	233,103	1,484,054	331,823	2,043,410	—	—	—	—
Class I	4,218,017	42,961,408	5,015,906	50,096,437	361,764	3,638,475	893,306	8,869,763
Class R6	2,552,099	26,094,542	2,046,990	20,388,849	810,836	8,149,565	946,198	9,391,379
	14,619,068	$ 118,579,745	16,664,425	$ 129,423,734	2,127,665	$ 22,432,086	3,994,512	$ 41,711,444
Shares issued to shareholders in reinvestment of distributions
Class A	1,284,669	$ 8,047,078	1,454,022	$ 8,939,165	139,208	$ 1,539,130	172,056	$ 1,879,358
Class B	1,137	7,125	2,385	14,609	20	220	106	1,158
Class C	37,988	238,778	56,823	349,870	—	—	—	—
Class I	271,567	2,766,695	288,947	2,893,639	18,555	186,054	18,536	183,875
Class R6	116,955	1,188,923	95,889	960,117	37,181	372,502	32,960	327,184
	1,712,316	$ 12,248,599	1,898,066	$ 13,157,400	194,964	$ 2,097,906	223,658	$ 2,391,575
Shares reacquired
Class A	(10,643,435)	$ (66,154,205)	(10,014,959)	$ (61,231,526)	(1,329,229)	$ (14,608,069)	(1,439,636)	$ (15,729,981)
Class B	(24,671)	(155,300)	(81,102)	(496,959)	(2,136)	(23,156)	(20,236)	(220,870)
Class C	(840,348)	(5,272,369)	(1,238,317)	(7,676,240)	—	—	—	—
Class I	(3,858,910)	(39,271,468)	(3,091,054)	(30,841,866)	(383,094)	(3,786,076)	(377,938)	(3,758,413)
Class R6	(1,083,049)	(10,882,937)	(1,074,648)	(10,707,211)	(430,239)	(4,279,047)	(324,825)	(3,216,885)
	(16,450,413)	$ (121,736,279)	(15,500,080)	$ (110,953,802)	(2,144,698)	$ (22,696,348)	(2,162,635)	$ (22,926,149)
Net change
Class A	(1,742,917)	$ (10,067,386)	702,660	$ 4,566,355	(234,956)	$ (2,424,893)	885,708	$ 9,580,651
Class B	(23,534)	(148,175)	(72,608)	(446,028)	(2,116)	(22,936)	(18,410)	(200,684)
Class C	(569,257)	(3,549,537)	(849,671)	(5,282,960)	—	—	—	—
Class I	630,674	6,456,635	2,213,799	22,148,210	(2,775)	38,453	533,904	5,295,225
Class R6	1,586,005	16,400,528	1,068,231	10,641,755	417,778	4,243,020	654,333	6,501,678
	(119,029)	$ 9,092,065	3,062,411	$ 31,627,332	177,931	$ 1,833,644	2,055,535	$ 21,176,870
101

Notes to Financial Statements  - continued
	Maryland Fund				Massachusetts Fund
	Year ended 3/31/22		Year ended 3/31/21		Year ended 3/31/22		Year ended 3/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,092,489	$ 12,048,309	748,726	$ 8,176,687	4,455,049	$ 49,277,576	2,828,491	$ 31,436,735
Class B	—	—	—	—	—	—	2	16
Class I	1,217,610	12,165,314	1,182,143	11,649,152	5,546,835	54,880,011	6,985,927	68,377,630
Class R6	383,204	3,838,674	381,559	3,767,559	350,254	3,478,277	374,212	3,686,546
	2,693,303	$ 28,052,297	2,312,428	$ 23,593,398	10,352,138	$107,635,864	10,188,632	$103,500,927
Shares issued to shareholders in reinvestment of distributions
Class A	112,845	$ 1,247,510	147,949	$ 1,608,759	318,464	$ 3,593,455	418,434	$ 4,665,522
Class B	574	6,352	1,339	14,519	389	4,398	1,106	12,309
Class I	43,042	428,933	46,751	459,454	317,584	3,134,315	334,898	3,273,998
Class R6	16,673	166,034	11,143	109,801	23,142	228,564	21,410	209,473
	173,134	$ 1,848,829	207,182	$ 2,192,533	659,579	$ 6,960,732	775,848	$ 8,161,302
Shares reacquired
Class A	(1,010,172)	$ (11,097,917)	(1,297,078)	$ (14,071,079)	(3,615,568)	$ (40,357,246)	(4,890,636)	$ (54,442,822)
Class B	(5,014)	(55,923)	(39,879)	(434,264)	(9,514)	(108,844)	(58,521)	(652,728)
Class I	(959,706)	(9,490,484)	(486,840)	(4,781,146)	(3,688,326)	(35,949,708)	(3,356,896)	(32,679,010)
Class R6	(76,547)	(763,004)	(70,852)	(697,371)	(193,654)	(1,910,743)	(117,876)	(1,156,562)
	(2,051,439)	$ (21,407,328)	(1,894,649)	$ (19,983,860)	(7,507,062)	$ (78,326,541)	(8,423,929)	$ (88,931,122)
Net change
Class A	195,162	$ 2,197,902	(400,403)	$ (4,285,633)	1,157,945	$ 12,513,785	(1,643,711)	$ (18,340,565)
Class B	(4,440)	(49,571)	(38,540)	(419,745)	(9,125)	(104,446)	(57,413)	(640,403)
Class I	300,946	3,103,763	742,054	7,327,460	2,176,093	22,064,618	3,963,929	38,972,618
Class R6	323,330	3,241,704	321,850	3,179,989	179,742	1,796,098	277,746	2,739,457
	814,998	$ 8,493,798	624,961	$ 5,802,071	3,504,655	$ 36,270,055	2,540,551	$ 22,731,107
Effective June 1, 2019, purchases of each fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see each fund’s prospectus for details.
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of Daily Simple SOFR plus 0.10%, the Federal Funds Effective Rate, and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended March 31, 2022, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Commitment Fee	$314	$551	$2,055	$493	$382	$1,305
Interest Expense	—	—	—	—	—	—
102

Notes to Financial Statements  - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the year ended March 31, 2022, are as follows:
	Affiliated Issuer - MFS Institutional Money Market Portfolio
	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Alabama Fund	$1,877,374	$25,183,242	$21,313,912	$—	$—	$5,746,704
Arkansas Fund	1,447,457	50,611,429	50,911,678	—	—	1,147,208
California Fund	2,970,539	216,076,776	183,783,989	—	—	35,263,326
Georgia Fund	4,694,126	32,386,092	31,770,231	—	—	5,309,987
Maryland Fund	1,711,689	34,363,085	31,087,334	—	—	4,987,440
Massachusetts Fund	2,485,262	110,851,530	90,765,169	—	—	22,571,623
	Dividend Income	Capital Gain Distributions
Alabama Fund	$1,904	$—
Arkansas Fund	1,687	—
California Fund	7,600	—
Georgia Fund	2,502	—
Maryland Fund	2,603	—
Massachusetts Fund	6,596	—
(8)  LIBOR Transition
Certain of each fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by each fund and certain other contractual arrangements of each fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on each fund's performance. With respect to each fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by each fund and any other contractual arrangements of each fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the funds to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the funds of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of each fund’s assets and thus each fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the funds.
103

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Municipal Series Trust and the Shareholders of MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund and MFS Massachusetts Municipal Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund and MFS Massachusetts Municipal Bond Fund (the “Funds”), including the portfolios of investments, as of March 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 13, 2022
We have served as the auditor of one or more of the MFS investment companies since 1924.
104

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of May 1, 2022, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEES
Michael W. Roberge (k) (age 55)	Trustee	January 2021	136	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022); President (until December 2018); Chief Investment Officer (until December 2018)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 67)	Trustee and Chair of Trustees	January 2009	136	Private investor	N/A
Steven E. Buller (age 70)	Trustee	February 2014	136	Private investor	N/A
John A. Caroselli (age 67)	Trustee	March 2017	136	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 67)	Trustee	January 2009	136	Private investor	N/A
Peter D. Jones (age 66)	Trustee	January 2019	136	Private investor	N/A
James W. Kilman, Jr. (age 61)	Trustee	January 2019	136	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)
Clarence Otis, Jr. (age 66)	Trustee	March 2017	136	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 66)	Trustee	May 2014	136	Private investor	N/A
Laurie J. Thomsen (age 64)	Trustee	March 2005	136	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
Christopher R. Bohane (k) (age 48)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel
105

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
Kino Clark (k) (age 53)	Assistant Treasurer	January 2012	136	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 55)	Assistant Treasurer	April 2017	136	Massachusetts Financial Services Company, Vice President (since March 2017); Deutsche Bank (financial services), Department Head - Treasurer's Office (until February 2017)
David L. DiLorenzo (k) (age 53)	President	July 2005	136	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 54)	Secretary and Clerk	April 2017	136	Massachusetts Financial Services Company, Executive Vice President and General Counsel (since March 2017); Harris Associates (investment management), General Counsel (until January 2017)
Brian E. Langenfeld (k) (age 49)	Assistant Secretary and Assistant Clerk	June 2006	136	Massachusetts Financial Services Company, Vice President and Senior Counsel
Rosa E. Licea-Mailloux(k) (age 45)	Chief Compliance Officer	March 2022	136	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022); Natixis Investment Managers (investment management), Funds Chief Compliance Officer, Deputy General Counsel & Senior Vice President (until 2018)
Amanda S. Mooradian (k) (age 43)	Assistant Secretary and Assistant Clerk	September 2018	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
Susan A. Pereira (k) (age 51)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Assistant General Counsel
Kasey L. Phillips (k) (age 51)	Assistant Treasurer	September 2012	136	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 47)	Assistant Secretary and Assistant Clerk	October 2014	136	Massachusetts Financial Services Company, Vice President and Assistant General Counsel
James O. Yost (k) (age 61)	Treasurer	September 1990	136	Massachusetts Financial Services Company, Senior Vice President
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Kilman and Otis and Ms. Roepke are members of the Trust’s Audit Committee.
106

Trustees and Officers - continued
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116
Portfolio Manager(s)
Michael Dawson
107

Statement Regarding Liquidity Risk Management Program
Each fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. Each fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of each fund. Liquidity risk is the risk that each fund could not meet requests to redeem shares issued by each fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage each fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted each fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in each fund may be subject, can be found in each fund's prospectus.
108

Proxy Voting Policies and Information
MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about each fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing each fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The funds will notify shareholders of amounts for use in preparing 2022 income tax forms in January 2023. The following information is provided pursuant to provisions of the Internal Revenue Code.
Of the dividends paid from net investment income during the fiscal year, the following percentages were designated as exempt interest dividends for federal income tax purposes. If each fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.
Exempt interest Dividends
Alabama Fund	98.71%
Arkansas Fund	98.63%
California Fund	98.79%
Georgia Fund	98.71%
Maryland Fund	97.29%
Massachusetts Fund	98.17%
The funds intend to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
109

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 800-225-2606 or go to mfs.com.
110

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.
What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
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• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
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• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
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• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
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• MFS does not share with nonaffiliates so they can market to you.
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• MFS doesn't jointly market.
Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
111

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CONTACT
WEB SITE
mfs.com
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1-800-637-8255
24 hours a day
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Shareholders
1-800-225-2606
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1-800-343-2829
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1-800-637-1255
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MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
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Kansas City, MO 64105-1407

Annual Report
March 31, 2022
MFS® Municipal Series Trust
For the states of:
Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Virginia, and West Virginia
MSTB-ANN

MFS® Municipal Series Trust
For the states of: Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Virginia, and West Virginia
Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
As a result of Russia’s invasion of Ukraine, the danger of wider geopolitical conflict has risen to a level not seen in decades, and this comes as sanctions aimed at countering Russia’s actions are exacerbating already mounting inflation. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve recently raised rates for the first time since 2018 and indicated that it is likely to tighten policy much more over the coming year. Meanwhile, the unsettled geopolitical backdrop and tighter financial conditions have led to increased volatility.
There are, however, encouraging signs for the markets. The number of coronavirus cases outside of Asia remains well below prior peaks, unemployment is low, and there are signs that some global supply chain bottlenecks are beginning to ease, though lockdowns in China and disruptions stemming from Russia's invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and try to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
May 13, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
MFS Mississippi Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
General Obligations - General Purpose	21.9%
General Obligations - Schools	13.3%
Water & Sewer Utility Revenue	11.5%
Universities - Colleges	11.0%
Healthcare Revenue - Hospitals	7.6%
Composition including fixed income credit quality (a)(i)
AAA	5.7%
AA	46.5%
A	26.0%
BBB	10.0%
BB	1.7%
C	0.1%
D	1.0%
Not Rated	6.8%
Cash & Cash Equivalents	2.2%
Portfolio facts (i)
Average Duration (d)	6.1
Average Effective Maturity (m)	12.7 yrs.
Jurisdiction (i)
Mississippi	76.3%
Puerto Rico	6.3%
Massachusetts	3.0%
Illinois	1.6%
Guam	1.3%
New Jersey	1.2%
Tennessee	1.0%
South Carolina	1.0%
New York	0.8%
California	0.7%
Maryland	0.7%
Utah	0.6%
Virginia	0.6%
Michigan	0.5%
Alabama	0.5%
Iowa	0.5%
Texas	0.3%
Connecticut	0.3%
Ohio	0.3%
Wisconsin	0.1%
Pennsylvania	0.1%
Colorado	0.1%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2022.
The portfolio is actively managed and current holdings may be different.
2

Portfolio Composition - continued
MFS New York Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Universities - Colleges	12.9%
General Obligations - General Purpose	9.0%
Water & Sewer Utility Revenue	8.1%
Tax - Other	7.5%
Healthcare Revenue - Hospitals	7.0%
Composition including fixed income credit quality (a)(i)
AAA	7.4%
AA	29.3%
A	27.3%
BBB	15.5%
BB	4.3%
B	2.3%
CC	0.6%
C	0.1%
D	1.3%
Not Rated	11.5%
Cash & Cash Equivalents	0.4%
Portfolio facts (i)
Average Duration (d)	7.2
Average Effective Maturity (m)	16.8 yrs.
Jurisdiction (i)
New York	83.6%
Puerto Rico	6.5%
Guam	1.5%
New Jersey	1.3%
Illinois	1.3%
Tennessee	1.0%
Michigan	0.7%
Florida	0.6%
Ohio	0.6%
Texas	0.6%
Colorado	0.6%
Pennsylvania	0.5%
Wisconsin	0.3%
Maryland	0.3%
Virginia	0.1%
Indiana	0.1%
Mississippi (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2022.
The portfolio is actively managed and current holdings may be different.
3

Portfolio Composition - continued
MFS North Carolina Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Universities - Colleges	18.9%
State & Local Agencies	14.8%
General Obligations - General Purpose	9.6%
Healthcare Revenue - Hospitals	9.1%
Water & Sewer Utility Revenue	7.1%
Composition including fixed income credit quality (a)(i)
AAA	7.5%
AA	41.3%
A	20.9%
BBB	10.8%
BB	1.0%
C	0.1%
D	0.9%
Not Rated	9.5%
Cash & Cash Equivalents	8.0%
Portfolio facts (i)
Average Duration (d)	6.1
Average Effective Maturity (m)	13.6 yrs.
Jurisdiction (i)
North Carolina	77.6%
Puerto Rico	4.4%
Illinois	1.6%
Guam	1.2%
Pennsylvania	1.1%
Maryland	1.0%
California	0.9%
Virginia	0.8%
New Jersey	0.6%
Texas	0.5%
Ohio	0.5%
South Carolina	0.3%
Wisconsin	0.3%
Tennessee	0.3%
Michigan	0.2%
New York	0.2%
Connecticut	0.2%
Washington DC	0.1%
Indiana	0.1%
Colorado	0.1%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2022.
The portfolio is actively managed and current holdings may be different.
4

Portfolio Composition - continued
MFS Pennsylvania Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Healthcare Revenue - Hospitals	15.3%
Water & Sewer Utility Revenue	10.8%
Universities - Colleges	10.3%
General Obligations - Schools	10.0%
General Obligations - General Purpose	9.2%
Composition including fixed income credit quality (a)(i)
AAA	2.2%
AA	26.3%
A	40.9%
BBB	11.3%
BB	4.0%
B	1.1%
CC (o)	0.0%
C	0.1%
D	0.7%
Not Rated	6.0%
Cash & Cash Equivalents	7.4%
Portfolio facts (i)
Average Duration (d)	6.3
Average Effective Maturity (m)	15.0 yrs.
Jurisdiction (i)
Pennsylvania	79.5%
Puerto Rico	4.1%
Illinois	2.5%
New York	1.1%
California	0.9%
New Jersey	0.6%
Michigan	0.6%
Maryland	0.6%
Tennessee	0.6%
Colorado	0.6%
Guam	0.5%
Texas	0.3%
Wisconsin	0.3%
Ohio	0.2%
Indiana	0.1%
Virginia	0.1%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2022.
The portfolio is actively managed and current holdings may be different.
5

Portfolio Composition - continued
MFS South Carolina Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Water & Sewer Utility Revenue	12.2%
State & Local Agencies	12.2%
Healthcare Revenue - Hospitals	11.6%
Utilities - Municipal Owned	8.7%
General Obligations - Schools	7.0%
Composition including fixed income credit quality (a)(i)
AAA	7.4%
AA	30.4%
A	41.7%
BBB	5.9%
BB	1.7%
CC (o)	0.0%
C	0.1%
D	0.7%
Not Rated	7.9%
Cash & Cash Equivalents	4.2%
Portfolio facts (i)
Average Duration (d)	6.3
Average Effective Maturity (m)	13.9 yrs.
Jurisdiction (i)
South Carolina	78.1%
Puerto Rico	5.8%
Illinois	2.0%
New Jersey	1.5%
Tennessee	1.1%
Pennsylvania	1.1%
New York	0.9%
Guam	0.8%
Utah	0.6%
Texas	0.6%
Maryland	0.5%
California	0.5%
Alabama	0.4%
Virginia	0.4%
Ohio	0.3%
Wisconsin	0.3%
Nebraska	0.3%
Connecticut	0.2%
Michigan	0.2%
Colorado	0.1%
Washington DC	0.1%
Indiana (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2022.
The portfolio is actively managed and current holdings may be different.
6

Portfolio Composition - continued
MFS Virginia Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Healthcare Revenue - Hospitals	18.2%
State & Local Agencies	10.8%
Water & Sewer Utility Revenue	10.5%
General Obligations - General Purpose	9.9%
Universities - Colleges	9.5%
Composition including fixed income credit quality (a)(i)
AAA	17.7%
AA	45.8%
A	13.4%
BBB	9.5%
BB	1.7%
B	0.3%
CC	0.1%
C	0.1%
D	0.9%
Not Rated	8.0%
Cash & Cash Equivalents	2.5%
Portfolio facts (i)
Average Duration (d)	6.5
Average Effective Maturity (m)	13.7 yrs.
Jurisdiction (i)
Virginia	74.4%
Washington DC	8.4%
Puerto Rico	6.3%
Illinois	1.4%
Tennessee	1.3%
New York	0.9%
New Jersey	0.8%
Guam	0.7%
Maryland	0.6%
Pennsylvania	0.5%
Colorado	0.5%
Texas	0.5%
California	0.3%
Wisconsin	0.3%
Ohio	0.3%
Iowa	0.1%
Michigan	0.1%
Indiana	0.1%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2022.
The portfolio is actively managed and current holdings may be different.
7

Portfolio Composition - continued
MFS West Virginia Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Healthcare Revenue - Hospitals	16.5%
Water & Sewer Utility Revenue	15.4%
General Obligations - General Purpose	13.3%
Universities - Colleges	9.7%
State & Local Agencies	8.3%
Composition including fixed income credit quality (a)(i)
AAA	2.5%
AA	34.2%
A	41.5%
BBB	7.9%
BB	0.6%
C	0.1%
D	1.0%
Not Rated	10.8%
Cash & Cash Equivalents	1.4%
Portfolio facts (i)
Average Duration (d)	6.4
Average Effective Maturity (m)	14.3 yrs.
Jurisdiction (i)
West Virginia	75.1%
Puerto Rico	7.0%
New Jersey	2.4%
New York	1.9%
Maryland	1.6%
Virgin Islands	0.9%
Guam	0.9%
Ohio	0.8%
South Carolina	0.8%
Illinois	0.7%
California	0.7%
Georgia	0.7%
North Carolina	0.7%
Utah	0.6%
Texas	0.6%
Virginia	0.6%
Massachusetts	0.6%
Alabama	0.5%
Tennessee	0.5%
Michigan	0.4%
Wisconsin	0.2%
Pennsylvania	0.2%
Indiana	0.1%
Mississippi	0.1%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2022.
The portfolio is actively managed and current holdings may be different.
8

Management Review
Summary of Results
For the twelve months ended March 31, 2022, Class A shares, at net asset value, of the municipal bond funds of Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Virginia and West Virginia outperformed the Bloomberg Municipal Bond Index. The performance of the individual funds and the benchmark are set forth in the Performance Summary.
Market Environment
Near the end of the period, just as the Omicron wave of the pandemic appeared to be receding in much of the world, markets experienced a geopolitical shock as Russia launched a full-scale invasion of neighboring Ukraine. Given Europe's heavy reliance on imported oil and gas from Russia, European markets were among the hardest hit. Energy prices spiked in the wake of the invasion, adding to already multi-decade high levels of inflation, and non-energy commodities rose sharply as well. Both the equity and fixed income markets experienced significant upticks in volatility, though markets recovered their footing as the period came to an end.
The ripple effects from the Russian invasion further complicated the mission central banks must undertake to rein in surging inflation. Energy shocks have historically resulted in global growth slowdowns, if not pullbacks, so policymakers will find themselves in the difficult position of trying to restrain inflation without tipping economies into recession. However, despite the challenging macroeconomic environment, policymakers remain focused on corralling inflation, though investors expect varying degrees of action from the central banks with the US Federal Reserve (the “Fed”) expected to be the most hawkish developed market central bank and the European Central Bank less so, given the direct economic ripple effects on Europe stemming from the invasion.
Against an environment of rising labor and raw materials prices, higher interest rates and waning fiscal and monetary stimulus, investor anxiety increased over the potential that corporate profit margins may be past peak for this cycle. That said, tentative signs that some supply chain bottlenecks may be easing, low levels of unemployment across developed markets and loosening of coronavirus restrictions outside of China are supportive factors for the macroeconomic backdrop.
The credit health of municipal issuers continued to demonstrate strength, underpinned by above-trend growth in the US economy over the reporting period. Income, sales, and property tax grew during the year, and disbursements from federal fiscal stimulus packages bolstered liquidity. The supply/demand backdrop worked against municipal assets, however, during the final three months of the reporting period. Accelerating rates of inflation and the Fed’s hawkish stance increased interest rate volatility and pushed the US Treasury and tax-exempt curves higher while dragging municipal returns lower. Negative returns and fear of higher rates spurred investor outflows. Municipal funds and exchange traded funds reported net redemptions for 12 consecutive weeks at the end of the reporting period. The repricing of municipal assets improved the Municipal/US Treasury ratio, an indicator of the value of municipals relative to Treasuries. At period end, the ratio reflected a more attractive proposition for municipals with 5-, 10-, and 30-year ratios moving from 48%, 70%, and 81% to 83%, 96%, and 106%, respectively. The valuation picture remained mixed, however, because yields of higher-yielding issuers continued to offer little premium over yields of investment-grade issuers. A positive for long-term investors in municipal bonds, AAA tax-exempt yields ended the first quarter at their highest absolute levels since April 2019, excluding a brief period at the beginning of the pandemic in March 2020.
Factors Affecting Performance
Across all funds, security selection within the health care and education sectors contributed to performance relative to the Bloomberg Municipal Bond Index. Additionally, bond selection within leasing sector across all funds, with the exception of the municipal bond fund of Pennsylvania also supported relative returns.
From a quality perspective, bond selection within both “AA” and “A” rated(r) bonds supported relative returns. Additionally, an out-of-benchmark exposure to non-rated securities also benefited relative results.
Yield curve(y) positioning was another area of relative strength for all funds.
Conversely, a longer duration(d) stance weakened relative returns across all funds, with the exception of the municipal bond fund of West Virginia, as interest rates generally rose over the reporting period.
Respectfully,
Portfolio Manager(s)
Michael Dawson
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(r)	Securities rated “BBB”, “Baa”, or higher are considered investment grade; securities rated “BB”, “Ba”, or below are considered non-investment grade. Ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the
9

Management Review - continued
lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities that are not rated by any of the rating agencies, the security is considered Not Rated.
(y)	A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type; a normal yield curve is upward sloping, with short-term rates lower than long-term rates.
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.
10

Performance Summary THROUGH 3/31/22
The following charts illustrate a representative class of each fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Each fund's results have been compared to the Bloomberg Municipal Bond Index, a market capitalization-weighted index that measures the performance of the tax-exempt bond market. However, while this index is considered the benchmark for the performance of municipal bond funds, it is comprised of municipal bonds issued within the 50 states and the District of Columbia as well as U.S. territories and possessions such as Guam, Puerto Rico, and the Virgin Islands, while each of the funds invests a large percentage of its assets in municipal issuers of the state that is in the fund’s name. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
MFS Mississippi Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/22
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	8/06/92	(3.95)%	2.06%	2.39%	N/A
B	9/07/93	(4.56)%	1.43%	1.72%	N/A
I	4/01/16	(3.96)%	2.16%	N/A	1.72%
R6	8/01/17	(3.90)%	N/A	N/A	1.82%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	(4.47)%	2.52%	2.88%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(8.03)%	1.18%	1.95%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(8.33)%	1.06%	1.72%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
11

Performance Summary  - continued
MFS New York Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/22
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	6/06/88	(4.30)%	2.30%	2.69%	N/A
B	9/07/93	(5.02)%	1.55%	1.93%	N/A
C	12/11/00	(5.02)%	1.53%	1.92%	N/A
I	4/01/16	(4.08)%	2.54%	N/A	2.19%
R6	8/01/17	(4.02)%	N/A	N/A	2.14%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	(4.47)%	2.52%	2.88%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(8.37)%	1.41%	2.24%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(8.77)%	1.18%	1.93%	N/A
C With CDSC (1% for 12 months) (v)	(5.96)%	1.53%	1.92%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
12

Performance Summary  - continued
MFS North Carolina Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/22
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	10/31/84	(3.91)%	2.06%	2.34%	N/A
B	9/07/93	(4.63)%	1.30%	1.57%	N/A
C	1/03/94	(4.63)%	1.29%	1.57%	N/A
I	4/01/16	(3.67)%	2.31%	N/A	1.96%
R6	8/01/17	(3.60)%	N/A	N/A	2.02%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	(4.47)%	2.52%	2.88%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(8.00)%	1.17%	1.89%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(8.41)%	0.92%	1.57%	N/A
C With CDSC (1% for 12 months) (v)	(5.58)%	1.29%	1.57%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
13

Performance Summary  - continued
MFS Pennsylvania Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/22
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	2/01/93	(3.29)%	2.73%	2.99%	N/A
B	9/07/93	(4.00)%	1.97%	2.21%	N/A
I	4/01/16	(3.16)%	2.81%	N/A	2.46%
R6	8/01/17	(3.09)%	N/A	N/A	2.54%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	(4.47)%	2.52%	2.88%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(7.40)%	1.84%	2.55%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(7.79)%	1.60%	2.21%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
14

Performance Summary  - continued
MFS South Carolina Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/22
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	10/31/84	(4.15)%	2.00%	2.20%	N/A
B	9/07/93	(4.95)%	1.24%	1.44%	N/A
I	4/01/16	(4.02)%	2.23%	N/A	1.82%
R6	8/01/17	(3.96)%	N/A	N/A	1.90%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	(4.47)%	2.52%	2.88%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(8.23)%	1.12%	1.76%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(8.72)%	0.87%	1.44%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
15

Performance Summary  - continued
MFS Virginia Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/22
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	10/31/84	(3.72)%	2.19%	2.45%	N/A
B	9/07/93	(4.45)%	1.41%	1.68%	N/A
C	1/03/94	(4.44)%	1.43%	1.68%	N/A
I	4/01/16	(3.53)%	2.43%	N/A	2.06%
R6	8/01/17	(3.35)%	N/A	N/A	2.19%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	(4.47)%	2.52%	2.88%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(7.82)%	1.31%	2.00%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(8.22)%	1.04%	1.68%	N/A
C With CDSC (1% for 12 months) (v)	(5.39)%	1.43%	1.68%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
16

Performance Summary  - continued
MFS West Virginia Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/22
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	10/31/84	(2.90)%	2.14%	2.26%	N/A
B	9/07/93	(3.63)%	1.38%	1.49%	N/A
I	4/01/16	(2.63)%	2.37%	N/A	2.04%
R6	8/01/17	(2.56)%	N/A	N/A	2.14%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	(4.47)%	2.52%	2.88%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(7.03)%	1.26%	1.82%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(7.43)%	1.01%	1.49%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
Benchmark Definition(s)
Bloomberg Municipal Bond Index(a) – a market capitalization-weighted index that measures the performance of the tax-exempt bond market.
It is not possible to invest directly in an index.
(a)	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Notes to Performance Summary
Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund's share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.
17

Performance Summary  - continued
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers each fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
A portion of the fund’s monthly distributions may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.
From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.
18

Expense Tables
Fund expenses borne by the shareholders during the period, October 1, 2021 through March 31, 2022
As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2021 through March 31, 2022.
Actual Expenses
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
MFS MISSISSIPPI MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/21	Ending Account Value 3/31/22	Expenses Paid During Period (p) 10/01/21-3/31/22
A	Actual	0.82%	$1,000.00	$948.38	$3.98
	Hypothetical (h)	0.82%	$1,000.00	$1,020.84	$4.13
B	Actual	1.47%	$1,000.00	$945.42	$7.13
	Hypothetical (h)	1.47%	$1,000.00	$1,017.60	$7.39
I	Actual	0.72%	$1,000.00	$948.73	$3.50
	Hypothetical (h)	0.72%	$1,000.00	$1,021.34	$3.63
R6	Actual	0.65%	$1,000.00	$949.01	$3.16
	Hypothetical (h)	0.65%	$1,000.00	$1,021.69	$3.28
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
19

Expense Tables - continued
MFS NEW YORK MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/21	Ending Account Value 3/31/22	Expenses Paid During Period (p) 10/01/21-3/31/22
A	Actual	0.83%	$1,000.00	$938.73	$4.01
	Hypothetical (h)	0.83%	$1,000.00	$1,020.79	$4.18
B	Actual	1.58%	$1,000.00	$935.92	$7.63
	Hypothetical (h)	1.58%	$1,000.00	$1,017.05	$7.95
C	Actual	1.58%	$1,000.00	$935.16	$7.62
	Hypothetical (h)	1.58%	$1,000.00	$1,017.05	$7.95
I	Actual	0.58%	$1,000.00	$939.55	$2.80
	Hypothetical (h)	0.58%	$1,000.00	$1,022.04	$2.92
R6	Actual	0.51%	$1,000.00	$939.89	$2.47
	Hypothetical (h)	0.51%	$1,000.00	$1,022.39	$2.57
MFS NORTH CAROLINA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/21	Ending Account Value 3/31/22	Expenses Paid During Period (p) 10/01/21-3/31/22
A	Actual	0.83%	$1,000.00	$947.71	$4.03
	Hypothetical (h)	0.83%	$1,000.00	$1,020.79	$4.18
B	Actual	1.58%	$1,000.00	$944.12	$7.66
	Hypothetical (h)	1.58%	$1,000.00	$1,017.05	$7.95
C	Actual	1.58%	$1,000.00	$944.95	$7.66
	Hypothetical (h)	1.58%	$1,000.00	$1,017.05	$7.95
I	Actual	0.58%	$1,000.00	$948.93	$2.82
	Hypothetical (h)	0.58%	$1,000.00	$1,022.04	$2.92
R6	Actual	0.51%	$1,000.00	$949.26	$2.48
	Hypothetical (h)	0.51%	$1,000.00	$1,022.39	$2.57
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
20

Expense Tables - continued
MFS PENNSYLVANIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/21	Ending Account Value 3/31/22	Expenses Paid During Period (p) 10/01/21-3/31/22
A	Actual	0.69%	$1,000.00	$949.34	$3.35
	Hypothetical (h)	0.69%	$1,000.00	$1,021.49	$3.48
B	Actual	1.44%	$1,000.00	$945.02	$6.98
	Hypothetical (h)	1.44%	$1,000.00	$1,017.75	$7.24
I	Actual	0.59%	$1,000.00	$949.73	$2.87
	Hypothetical (h)	0.59%	$1,000.00	$1,021.99	$2.97
R6	Actual	0.52%	$1,000.00	$950.14	$2.53
	Hypothetical (h)	0.52%	$1,000.00	$1,022.34	$2.62
MFS SOUTH CAROLINA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/21	Ending Account Value 3/31/22	Expenses Paid During Period (p) 10/01/21-3/31/22
A	Actual	0.84%	$1,000.00	$946.41	$4.08
	Hypothetical (h)	0.84%	$1,000.00	$1,020.74	$4.23
B	Actual	1.59%	$1,000.00	$942.06	$7.70
	Hypothetical (h)	1.59%	$1,000.00	$1,017.00	$8.00
I	Actual	0.60%	$1,000.00	$946.38	$2.91
	Hypothetical (h)	0.60%	$1,000.00	$1,021.94	$3.02
R6	Actual	0.53%	$1,000.00	$946.67	$2.57
	Hypothetical (h)	0.53%	$1,000.00	$1,022.29	$2.67
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
21

Expense Tables - continued
MFS VIRGINIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/21	Ending Account Value 3/31/22	Expenses Paid During Period (p) 10/01/21-3/31/22
A	Actual	0.81%	$1,000.00	$950.14	$3.94
	Hypothetical (h)	0.81%	$1,000.00	$1,020.89	$4.08
B	Actual	1.56%	$1,000.00	$946.53	$7.57
	Hypothetical (h)	1.56%	$1,000.00	$1,017.15	$7.85
C	Actual	1.56%	$1,000.00	$946.59	$7.57
	Hypothetical (h)	1.56%	$1,000.00	$1,017.15	$7.85
I	Actual	0.56%	$1,000.00	$951.42	$2.72
	Hypothetical (h)	0.56%	$1,000.00	$1,022.14	$2.82
R6	Actual	0.48%	$1,000.00	$951.87	$2.34
	Hypothetical (h)	0.48%	$1,000.00	$1,022.54	$2.42
MFS WEST VIRGINIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/21	Ending Account Value 3/31/22	Expenses Paid During Period (p) 10/01/21-3/31/22
A	Actual	0.87%	$1,000.00	$956.90	$4.24
	Hypothetical (h)	0.87%	$1,000.00	$1,020.59	$4.38
B	Actual	1.62%	$1,000.00	$952.43	$7.89
	Hypothetical (h)	1.62%	$1,000.00	$1,016.85	$8.15
I	Actual	0.62%	$1,000.00	$957.03	$3.03
	Hypothetical (h)	0.62%	$1,000.00	$1,021.84	$3.13
R6	Actual	0.54%	$1,000.00	$958.34	$2.64
	Hypothetical (h)	0.54%	$1,000.00	$1,022.24	$2.72
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
22

Portfolio of Investments
3/31/22
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Mississippi Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.0%
Airport Revenue – 1.1%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$115,000	$ 117,055
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2024	80,000	84,457
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2025	110,000	118,307
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2026	165,000	180,835
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2027	205,000	228,395
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	45,000	48,083
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	230,000	246,371
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	35,000	37,044
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	60,000	63,347
		$ 1,123,894
General Obligations - General Purpose – 21.5%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$220,000	$ 216,405
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	45,000	48,157
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	65,000	69,633
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	50,000	56,076
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	20,000	21,383
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	135,000	144,167
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	19,525	17,816
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	48,848	28,210
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	42,393	43,422
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	42,274	44,601
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	41,891	45,740
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	41,212	45,959
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	40,029	45,593
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	37,958	37,055
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	34,119	32,925
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	29,283	28,117
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	39,814	37,809
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	128,406	120,790
Jackson, MS, General Obligation Refunding, 5%, 3/01/2027	700,000	792,155
Mississippi Development Bank Special Obligation (Biloxi General Obligation), 4%, 3/01/2037	500,000	535,438
Mississippi Development Bank Special Obligation (City of Jackson, Mississippi General Obligation Capital City Convention Center Refunding Project), 5%, 3/01/2025	1,000,000	1,073,398
Mississippi Development Bank Special Obligation (Gulfport Public Improvement General Obligation), 4%, 9/01/2039	520,000	554,620
Mississippi Development Bank Special Obligation (Gulfport Public Improvement General Obligation), 4%, 9/01/2041	500,000	532,064
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	1,000,000	1,216,299
Mississippi Development Bank Special Obligation (Hattiesburg General Obligation), 4%, 2/01/2044	115,000	121,836
Mississippi Development Bank Special Obligation (Hattiesburg General Obligation), 4%, 2/01/2045	500,000	532,601
Mississippi Development Bank Special Obligation (Hattiesburg General Obligation), 5.25%, 2/01/2049	750,000	859,675
Mississippi Development Bank Special Obligation (Hinds County), 5%, 11/01/2032	500,000	566,400
Mississippi Development Bank Special Obligation (Hinds County), 4%, 11/01/2042	500,000	533,640
Mississippi Development Bank Special Obligation (Lauderdale County, Mississippi General Obligation Bond Project), 5%, 3/01/2028	300,000	346,008
Mississippi Development Bank Special Obligation (Lauderdale County, Mississippi General Obligation Bond Project), 5%, 3/01/2029	200,000	229,517
Mississippi Development Bank Special Obligation (Lauderdale County, Mississippi General Obligation Bond Project), 5%, 3/01/2031	200,000	228,525
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2031	1,000,000	1,130,261
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2032	1,000,000	1,130,556
Mississippi Development Bank Special Obligation (Vicksburg Sports Complex General Obligation Bond Project), BAM, 5%, 7/01/2048	1,000,000	1,137,761
Mississippi Development Bank Special Obligation (Warren County Public Improvement General Obligation), “B”, 5%, 9/01/2031	375,000	453,530
Mississippi General Obligation, “B”, 3%, 10/01/2035	875,000	881,468
State of Illinois, General Obligation, 5.5%, 5/01/2039	150,000	169,550
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	130,000	146,910
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	190,000	216,077
23

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - General Purpose – continued
State of Mississippi, “A”, 5%, 10/01/2033 (Prerefunded 10/01/2027)	$1,000,000	$ 1,152,331
State of Mississippi, “A”, 5%, 11/01/2036 (Prerefunded 11/01/2026)	1,000,000	1,130,440
State of Mississippi, “B”, 5%, 12/01/2033 (Prerefunded 12/01/2026)	1,000,000	1,132,499
State of Mississippi, “B”, 4%, 10/01/2036	1,000,000	1,087,373
State of Mississippi, “B”, 4%, 10/01/2038	1,000,000	1,085,263
State of Mississippi, “D”, 4%, 12/01/2030	1,000,000	1,090,548
		$ 21,150,601
General Obligations - Schools – 13.1%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$20,000	$ 22,366
Lamar County, MS, School District, 5%, 9/01/2031 (Prerefunded 9/01/2023)	1,095,000	1,144,295
Mississippi Development Bank Special Obligation (Canton Public School District), AGM, 5%, 12/01/2031	1,000,000	1,104,891
Mississippi Development Bank Special Obligation (Clinton Public School District), 4%, 4/01/2036	500,000	537,996
Mississippi Development Bank Special Obligation (Clinton Public School District), 4%, 4/01/2037	500,000	535,834
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2031 (Prerefunded 4/01/2024)	500,000	530,018
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2032 (Prerefunded 4/01/2024)	500,000	530,018
Mississippi Development Bank Special Obligation (Hinds County School District), 5%, 3/01/2043	450,000	507,379
Mississippi Development Bank Special Obligation (Jackson Public School District General Obligation), BAM, 4%, 10/01/2035	250,000	269,086
Mississippi Development Bank Special Obligation (Jackson Public School District Limited Tax Refunding Note Project), “B”, 5%, 10/01/2023	530,000	545,435
Mississippi Development Bank Special Obligation (Jackson Public School District), BAM, 5.25%, 10/01/2037	1,000,000	1,158,542
Mississippi Development Bank Special Obligation (Lafayette County School District General Obligation Bond Project), BAM, 5%, 4/01/2030	100,000	117,324
Mississippi Development Bank Special Obligation (Mississippi Gulf Coast Community College District Facilities Construction and Refinancing Project), 5%, 12/01/2026	515,000	578,357
Mississippi Development Bank Special Obligation (Rankin County), 4%, 6/01/2043	750,000	790,949
Mississippi Development Bank Special Obligation (Vicksburg Warren School District General Obligation Project), BAM, 5%, 3/01/2048	1,500,000	1,717,655
Natchez-Adams, MS, School District Trust Certificates, 5%, 2/01/2025	470,000	505,611
Natchez-Adams, MS, School District Trust Certificates, 5%, 2/01/2026	145,000	159,215
Natchez-Adams, MS, School District Trust Certificates, 5%, 2/01/2030	1,245,000	1,447,261
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/2035	1,020,000	678,160
		$ 12,880,392
Healthcare Revenue - Hospitals – 7.5%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	$5,000	$ 5,568
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	50,000	52,164
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	500,000	543,004
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	465,000	531,241
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 4%, 7/01/2041	535,000	568,932
Mississippi Hospital Equipment & Facilities Authority Refunding Rev. (Forrest County General Hospital Refunding Project), “A”, 5%, 1/01/2028	575,000	650,348
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,000,000	1,014,306
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2044 (Put Date 9/01/2025)	500,000	542,038
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	1,000,000	1,061,006
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2037	1,500,000	1,730,202
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	655,000	687,429
		$ 7,386,238
Industrial Revenue - Other – 0.5%
Jackson County, MS, Development Bank Special Obligation (Gomesa Project), 3.625%, 11/01/2036 (n)	$500,000	$ 454,591
Industrial Revenue - Paper – 1.0%
Warren County, MS, Environmental Improvement Rev. (International Paper Co. Project), “B”, 1.6%, 8/01/2027 (Put Date 6/16/2025)	$1,000,000	$ 968,595
Miscellaneous Revenue - Other – 1.8%
Mississippi Development Bank Special Obligation (Itawamba Community College Capital Improvement Project), 5%, 10/01/2029	$280,000	$ 328,907
Mississippi Development Bank Special Obligation (Itawamba Community College Capital Improvement Project), 5%, 10/01/2030	720,000	858,364
Mississippi Development Bank Special Obligation (Itawamba Community College Capital Improvement Project), 5%, 10/01/2031	505,000	600,153
		$ 1,787,424
24

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – 6.3%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$5,000	$ 5,579
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	5,000	5,638
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	5,000	5,702
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036	30,000	30,280
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	40,000	40,110
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	270,000	291,007
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	40,000	43,529
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	80,000	88,585
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	80,000	89,937
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	15,000	17,080
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	35,000	40,353
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	35,000	39,692
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	45,000	51,369
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	35,000	36,506
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	30,000	31,245
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	750,000	898,931
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2030	1,650,000	1,952,418
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	20,000	20,948
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	929,000	987,712
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	203,000	209,998
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	71,000	73,498
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	1,037
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	33,000	34,694
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	1,000	937
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	38,000	32,518
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	7,000	5,580
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	346,000	256,102
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	330,000	225,153
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	1,891,000	577,881
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	115,000	111,702
		$ 6,205,721
Single Family Housing - State – 5.2%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, GNMA, 4%, 11/15/2047	$270,000	$ 277,146
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2047	285,000	292,411
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	265,000	275,885
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 3%, 6/01/2050	500,000	502,139
Mississippi Home Corp., Single Family Mortgage Rev., “A”, GNMA, 3%, 12/01/2050	1,450,000	1,457,439
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 2.875%, 12/01/2043	1,000,000	912,246
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 3%, 6/01/2051	1,000,000	1,004,895
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4.25%, 1/01/2050	355,000	369,224
		$ 5,091,385
State & Local Agencies – 5.6%
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	$25,000	$ 28,035
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	25,000	27,968
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	10,000	11,171
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	115,000	133,306
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	225,000	253,142
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2026 (Prerefunded 1/01/2023)	1,105,000	1,133,975
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2029 (Prerefunded 1/01/2023)	500,000	513,111
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2030 (Prerefunded 1/01/2023)	500,000	513,111
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 5/01/2036	500,000	501,662
25

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Mississippi Development Bank Special Obligation (Tupelo Public Improvement Rev. Project), 5%, 7/01/2049	$1,500,000	$ 1,707,049
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	100,000	109,947
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	210,000	233,792
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	280,000	295,479
		$ 5,461,748
Student Loan Revenue – 0.2%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$45,000	$ 43,765
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	110,000	98,829
		$ 142,594
Tax - Other – 3.6%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$455,000	$ 495,513
State of Mississippi, Gaming Tax Rev., “A”, 4%, 10/15/2038	1,000,000	1,066,013
State of Mississippi, Gaming Tax Rev., “E”, 5%, 10/15/2030	1,305,000	1,432,258
Triborough Bridge & Tunnel Authority, NY, Payroll Mobility Tax, ”C-3“, 3%, 5/15/2051	545,000	497,952
		$ 3,491,736
Tobacco – 0.3%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$70,000	$ 78,731
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	1,285,000	191,134
		$ 269,865
Toll Roads – 0.7%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$110,000	$ 117,685
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	85,000	90,608
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	160,000	161,591
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	310,000	312,617
		$ 682,501
Transportation - Special Tax – 1.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	$10,000	$ 10,226
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	555,000	573,543
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	255,000	258,522
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2038 (w)	30,000	31,020
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2039 (w)	65,000	67,085
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2041 (w)	55,000	56,278
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2029 (w)	30,000	33,983
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2030 (w)	25,000	28,532
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2031 (w)	40,000	46,039
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2032 (w)	30,000	34,746
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2033 (w)	40,000	46,171
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2034 (w)	35,000	40,197
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035 (w)	35,000	40,062
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036 (w)	35,000	39,978
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037 (w)	20,000	22,797
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	60,000	66,257
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	40,000	43,987
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	165,000	182,797
		$ 1,622,220
Universities - Colleges – 10.9%
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	$370,000	$ 371,887
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	920,000	1,073,876
Mississippi State University, Educational Building Corp. Refunding Rev. (Mississippi State University Facilities Refinancing), “A”, 4%, 8/01/2043	600,000	633,739
26

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Mississippi State University, Educational Building Corp. Rev. (Campus Improvement Project), 5%, 11/01/2031	$500,000	$ 547,005
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038 (Prerefunded 8/01/2023)	1,000,000	1,046,608
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 4%, 6/01/2047	1,000,000	1,061,193
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 5%, 6/01/2047	1,250,000	1,387,149
University of Mississippi Medical Center, Educational Building Corp. Rev., “B”, AAC, 5.5%, 12/01/2023	320,000	333,187
University of Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 10/01/2028	115,000	133,625
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), 5%, 9/01/2034	1,480,000	1,641,769
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 3/01/2028	745,000	802,295
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 9/01/2035	1,515,000	1,677,247
		$ 10,709,580
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev., Taxable (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$120,000	$ 123,000
Utilities - Investor Owned – 0.4%
Mississippi Business Finance Corp. Refunding Rev. (System Energy Resources, Inc. Project), 2.375%, 6/01/2044	$500,000	$ 387,002
Utilities - Municipal Owned – 3.0%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	$315,000	$ 334,476
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	75,000	79,455
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	85,000	89,788
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), AGM, 5%, 3/01/2035	500,000	549,548
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	240,000	229,200
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	35,000	33,425
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	19,200
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	9,600
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	90,000	86,400
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	10,000	9,550
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	90,000	85,950
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	150,000	143,250
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	15,000	15,160
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	80,000	80,855
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	10,000	10,119
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	38,200
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	40,000	38,200
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	5,000	4,775
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	120,000	114,600
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	500,000	524,356
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	60,000	60,643
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	105,000	107,218
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	10,291
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	9,613
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	14,400
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	60,000	57,300
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	65,000	62,400
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	19,200
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	60,000	57,600
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	48,750
		$ 2,943,522
Utilities - Other – 0.1%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	$95,000	$ 96,443
Water & Sewer Utility Revenue – 11.4%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$30,000	$ 32,571
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	145,000	156,447
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	30,000	31,563
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	30,000	31,446
27

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	$120,000	$ 134,403
Jackson County, MS, Utility Authority Rev. (Water and Wastewater Treatment System), AGM, 5%, 9/01/2040	2,000,000	2,174,171
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	25,000	26,505
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	30,000	31,651
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	15,000	15,869
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	35,000	37,013
Mississippi Development Bank Special Obligation (Diamondhead Water & Sewer District), 4%, 7/01/2033	200,000	219,194
Mississippi Development Bank Special Obligation (Diamondhead Water & Sewer District), 4%, 7/01/2035	405,000	442,374
Mississippi Development Bank Special Obligation (Diamondhead Water & Sewer District), 4%, 7/01/2037	545,000	593,662
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	750,000	802,116
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), “A”, AGM, 5%, 9/01/2023	1,220,000	1,222,769
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2045	1,305,000	1,384,300
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2050	1,500,000	1,582,659
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2043 (Prerefunded 1/01/2028)	1,000,000	1,152,397
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048 (Prerefunded 1/01/2028)	1,000,000	1,152,397
		$ 11,223,507
Total Municipal Bonds (Identified Cost, $94,115,873)		$ 94,202,559
Trust Units – 0.5%
Tax - Other – 0.5%
CCDA Class 60 Trust (taxable), 5%, 7/01/2031 (Identified Cost, $512,304)	510,000	$ 507,181
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$161,000	$ 140,058
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	259,900	76,962
Total Bonds (Identified Cost, $237,071)		$ 217,020

Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $108,148)	$ 189,529	$101,872

Investment Companies (h) – 2.6%
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 0.21% (v) (Identified Cost, $2,539,919)	2,539,919	$ 2,539,919
Other Assets, Less Liabilities – 0.6%		601,222
Net Assets – 100.0%		$ 98,169,773
See Portfolio Footnotes and Notes to Financial Statements
28

Portfolio of Investments – continued
MFS New York Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.4%
Airport Revenue – 2.8%
Albany County, NY, Airport Authority Rev., “A”, 5%, 12/15/2043	$1,500,000	$ 1,675,564
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	245,000	249,377
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2040	1,500,000	1,523,363
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2028	650,000	680,302
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2029	500,000	523,309
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2035	1,000,000	1,111,751
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2038	1,000,000	1,106,447
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	96,165
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	15,000	16,068
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	84,673
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	130,000	137,251
		$ 7,204,270
General Obligations - General Purpose – 8.7%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$615,000	$ 604,950
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	55,910	51,018
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	139,873	80,777
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	121,390	124,336
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	121,050	127,713
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	119,953	130,976
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	118,007	131,601
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	114,620	130,552
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	108,689	106,104
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	97,697	94,277
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	83,850	80,510
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	114,004	108,262
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	354,563	333,533
Nassau County, NY, General Improvement, “B”, AGM, 5%, 7/01/2035	2,175,000	2,501,403
Nassau County, NY, General Improvement, “B”, AGM, 5%, 7/01/2037	3,000,000	3,451,098
New York, NY, “B-1”, 5%, 12/01/2041	3,000,000	3,307,509
New York, NY, “D-1”, 5%, 12/01/2038	2,000,000	2,271,549
New York, NY, “J”, FGIC, 5.5%, 2/15/2026	5,000	5,017
New York, NY, General Obligation, “F-1”, 5%, 4/01/2043	3,000,000	3,348,830
Oyster Bay, NY, Public Improvement Rev., AGM, 4%, 3/01/2026	350,000	372,118
Oyster Bay, NY, Public Improvement Rev., AGM, 4%, 3/01/2028	850,000	920,781
Poughkeepsie, NY, Dutchess County Public Improvement, 5%, 6/01/2031	635,000	686,244
State of Illinois, General Obligation, 5.5%, 5/01/2039	215,000	243,021
State of Illinois, General Obligation, 5.75%, 5/01/2045	200,000	227,491
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	335,000	378,577
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	490,000	557,250
Suffolk County, NY, Refunding Serial Bonds, “A”, 5%, 6/15/2034	575,000	684,260
Yonkers, NY, General Obligation, “A”, AGM, 5%, 2/15/2033	300,000	357,047
Yonkers, NY, General Obligation, “A”, AGM, 5%, 2/15/2034	300,000	356,285
Yonkers, NY, School District, “B”, AGM, 5%, 2/15/2033	360,000	428,456
Yonkers, NY, School District, “B”, AGM, 5%, 2/15/2034	380,000	451,294
		$ 22,652,839
General Obligations - Schools – 1.5%
Cayuga, NY, Moravia Central School District, Onondaga & Tompkins Counties Anticipation Notes, 1.25%, 6/30/2022	$4,000,000	$ 4,002,398
Healthcare Revenue - Hospitals – 7.0%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2026	$450,000	$ 470,141
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2027	300,000	312,888
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2029	590,000	612,989
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems, Inc. Project), 4%, 7/01/2041	1,500,000	1,550,437
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems, Inc. Project), “A”, 5%, 7/01/2044 (Prerefunded 7/01/2024)	1,000,000	1,065,880
29

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 5%, 11/01/2037	$2,000,000	$ 2,171,620
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	1,250,000	1,428,068
Monroe County, NY, Industrial Development Corp. Rev. (Rochester General Hospital Project), 5%, 12/01/2046	2,000,000	2,173,284
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/2032	1,000,000	1,056,838
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	170,000	182,600
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 8/01/2043	1,000,000	1,072,591
New York Dormitory Authority Rev. (Montefiore Obligated Group), “A”, 4%, 9/01/2045	1,500,000	1,471,685
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	800,000	891,624
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 4%, 12/01/2037	1,000,000	1,077,046
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 4%, 12/01/2038	1,000,000	1,075,481
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	1,290,000	1,351,139
Westchester County, NY, Health Care Corp. Rev., “B”, “C-2”, 6%, 11/01/2030	125,000	125,366
		$ 18,089,677
Healthcare Revenue - Long Term Care – 2.0%
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson's Ferry Project), 5.25%, 11/01/2036	$1,000,000	$ 1,109,942
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson's Ferry Project), “A”, 4%, 11/01/2045	2,000,000	2,101,936
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Orchard Park CCRC, Inc. Project), 5%, 11/15/2037	750,000	795,965
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Kendal at Ithaca, Inc. Project), “A”, 5%, 7/01/2044	915,000	957,387
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	255,000	243,746
		$ 5,208,976
Industrial Revenue - Airlines – 3.2%
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	$1,500,000	$ 1,443,011
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	1,000,000	1,008,662
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	1,000,000	1,131,610
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2034	1,000,000	1,089,321
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2036	2,000,000	2,173,188
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	1,500,000	1,535,140
		$ 8,380,932
Industrial Revenue - Environmental Services – 0.4%
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	$1,000,000	$ 999,340
Industrial Revenue - Other – 0.5%
Onondaga County, NY, Industrial Development Agency Sewer Facilities Rev. (Bristol-Meyers Squibb Co. Project), 5.75%, 3/01/2024	$1,000,000	$ 1,066,318
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	200,000	192,174
		$ 1,258,492
Industrial Revenue - Paper – 0.3%
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 4.5%, 1/01/2025 (n)	$785,000	$ 808,463
Miscellaneous Revenue - Other – 4.2%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040 (Prerefunded 7/01/2023)	$205,000	$ 212,359
New York City Convention Center Development Corp., Capital Appreciation, “B”, AGM, 0%, 11/15/2043	680,000	270,911
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	1,940,000	2,030,805
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	1,500,000	1,592,368
New York, NY, Industrial Development Agency Pilot Refunding Rev., (Queens Stadium Project), “A”, AGM, 5%, 1/01/2030	1,500,000	1,736,196
30

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	$3,000,000	$ 3,018,031
New York, NY, Trust for Cultural Resources Refunding Rev. (Carnegie Hall), 5%, 12/01/2038	250,000	291,723
New York, NY, Trust for Cultural Resources Refunding Rev. (Carnegie Hall), 5%, 12/01/2039	250,000	290,934
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	750,000	622,392
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	1,000,000	810,841
		$ 10,876,560
Multi-Family Housing Revenue – 3.1%
New York Housing Finance Agency Affordable Housing Rev. (Climate Bond), “B”, 3.7%, 11/01/2038	$1,450,000	$ 1,477,985
New York Housing Finance Agency Affordable Housing Rev. (Climate Bond), “I”, 4%, 11/01/2043	1,015,000	1,042,886
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “E”, 3.5%, 2/15/2048	106,740	106,243
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	750,000	750,385
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “A-3-A”, 3.8%, 11/01/2039	1,970,000	2,008,648
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “C-1-A”, 3.95%, 11/01/2048	2,610,000	2,628,082
		$ 8,014,229
Port Revenue – 4.6%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$2,000,000	$ 1,637,501
Port Authority of NY & NJ (205th Series), 5%, 11/15/2042	2,000,000	2,270,117
Port Authority of NY & NJ (211th Series), 4%, 9/01/2043	2,000,000	2,118,934
Port Authority of NY & NJ (220th Series), 5%, 11/01/2044	3,000,000	3,354,477
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	2,000,000	2,050,077
Port Authority of NY & NJ (226th Series), 5%, 10/15/2032	500,000	582,965
		$ 12,014,071
Sales & Excise Tax Revenue – 3.6%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$20,000	$ 22,316
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	15,000	16,915
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	20,000	22,810
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036	80,000	80,745
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	105,000	105,288
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	750,000	808,352
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	110,000	119,704
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	235,000	260,219
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	210,000	236,085
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	45,000	51,239
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	105,000	121,059
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	95,000	107,735
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	130,000	148,400
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	55,000	57,366
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	40,000	41,660
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	60,000	63,576
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	63,000	65,988
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	2,186,000	2,324,154
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	567,000	586,547
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	210,000	217,389
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	4,150
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	90,000	94,619
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	7,000	6,562
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	103,000	88,140
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	17,000	13,552
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	942,000	697,249
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	904,000	616,783
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	5,509,000	1,683,524
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	440,000	427,380
31

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	$255,000	$ 251,614
		$ 9,341,120
Secondary Schools – 2.9%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	$1,000,000	$ 1,067,942
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2025	220,000	229,694
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2029	320,000	338,168
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2036	400,000	419,011
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	750,000	760,477
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2031 (n)	350,000	358,597
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2041 (n)	610,000	607,541
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2051 (n)	735,000	706,772
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2056 (n)	530,000	501,628
Build NYC Resource Corp. Rev. (Packer Collegiate Institute Project), 5%, 6/01/2040	675,000	706,774
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2034	450,000	482,812
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2035	500,000	535,905
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2036	645,000	690,607
		$ 7,405,928
Single Family Housing - State – 3.1%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	$705,000	$ 733,958
New York Mortgage Agency Homeowner Mortgage Rev., 4%, 10/01/2037	1,830,000	1,880,529
New York Mortgage Agency Homeowner Mortgage Rev., 3.25%, 10/01/2051	1,000,000	1,014,725
New York Mortgage Agency Rev., “212”, AMT, 3.7%, 10/01/2033	335,000	336,670
New York Mortgage Agency Rev., “217”, 3.625%, 4/01/2039	355,000	363,451
New York State Housing Finance Agency Affordable Rev., “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	2,000,000	1,982,130
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4.25%, 1/01/2050	965,000	1,003,665
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, FNMA, 4.75%, 1/01/2049	630,000	662,606
		$ 7,977,734
State & Local Agencies – 6.8%
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.1% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	$1,430,000	$ 1,356,278
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029 (Prerefunded 6/15/2026)	30,000	33,374
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	15,000	17,083
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2033	10,000	11,357
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	10,000	10,488
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	35,000	36,602
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	30,000	31,277
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	30,000	31,180
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	25,000	25,686
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	265,000	291,358
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	615,000	684,676
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 3%, 3/15/2042	2,500,000	2,338,483
New York Dormitory Authority Rev., State Personal Income Tax, “A” (Group C), 5%, 2/15/2037	1,000,000	1,108,782
New York State Thruway Authority, Personal Income Tax Rev., “A-1”, 4%, 3/15/2038	4,000,000	4,281,420
New York Urban Development Corp., State Personal Income Tax Rev., “C”, 5%, 3/15/2034	2,000,000	2,259,727
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-1A”, 4%, 7/15/2037	1,730,000	1,848,671
New York, NY, Transitional Finance Authority Building Aid Rev., “S-3”, 5%, 7/15/2043	3,000,000	3,408,362
		$ 17,774,804
Tax - Other – 6.7%
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	$2,000,000	$ 623,697
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	190,000	207,768
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	100,000	109,284
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	300,000	324,771
32

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/2042	$2,000,000	$ 2,221,159
New York City Transitional Finance Authority Rev., “C-1”, 4%, 2/01/2038	1,870,000	1,983,269
New York, NY, City Transitional Finance Authority Rev., “A-3”, 4%, 8/01/2043	3,000,000	3,112,177
New York, NY, City Transitional Finance Authority Rev., “B-1”, 5%, 8/01/2038	1,175,000	1,329,401
New York, NY, City Transitional Finance Authority Rev., “B-1”, 4%, 8/01/2042	2,000,000	2,077,764
New York, NY, City Transitional Finance Authority Rev., “E-1”, 5%, 2/01/2035	2,300,000	2,564,825
New York, NY, City Transitional Finance Authority Rev., “E-1”, 5%, 2/01/2043	2,500,000	2,753,142
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	165,000	166,970
		$ 17,474,227
Tobacco – 2.5%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037 (Prerefunded 6/01/2022)	$765,000	$ 771,450
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	180,000	202,453
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	3,650,000	542,909
New York Counties Tobacco Trust II, 5.625%, 6/01/2035	35,000	35,676
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5%, 6/01/2032 (Prerefunded 6/01/2022)	750,000	754,737
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B-1”, 4%, 6/01/2050	2,000,000	2,026,867
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	1,000,000	1,092,017
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2036	1,000,000	1,091,478
		$ 6,517,587
Toll Roads – 2.7%
Buffalo & Fort Erie, NY, Public Bridge Authority Toll System Rev., 5%, 1/01/2042	$1,000,000	$ 1,109,202
Buffalo & Fort Erie, NY, Public Bridge Authority Toll System Rev., 5%, 1/01/2047	1,000,000	1,108,730
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5.25%, 1/01/2056	2,000,000	2,185,198
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	205,000	219,322
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	170,000	181,216
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 4%, 11/15/2054	2,000,000	2,095,355
		$ 6,899,023
Transportation - Special Tax – 4.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NPFG, 4.75%, 7/01/2038	$395,000	$ 406,280
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	275,000	276,914
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	25,000	25,564
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	1,255,000	1,296,932
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NPFG, 5%, 7/01/2038	40,000	41,142
Metropolitan Transportation Authority Refunding Rev., NY (Climate Bond Certified), “A-2”, AGM, 5%, 11/15/2044	3,000,000	3,321,377
Metropolitan Transportation Authority Refunding Rev., NY (Climate Bond Certified), “C-1”, 4%, 11/15/2037	1,000,000	1,029,743
Metropolitan Transportation Authority Refunding Rev., NY (Climate Bond Certified), “E”, 5%, 11/15/2033	2,000,000	2,244,078
Metropolitan Transportation Authority, NY, Transportation Rev., “A-2”, FLR, 0.988% (67% of SOFR + 0.8%), 11/01/2032 (Put Date 4/01/2026)	1,500,000	1,491,651
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2038 (w)	85,000	87,890
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2039 (w)	170,000	175,453
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2041 (w)	140,000	143,254
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2029 (w)	75,000	84,958
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2030 (w)	70,000	79,890
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2031 (w)	105,000	120,853
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2032 (w)	75,000	86,864
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2033 (w)	100,000	115,428
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2034 (w)	95,000	109,105
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035 (w)	90,000	103,016
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036 (w)	95,000	108,512
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037 (w)	45,000	51,293
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	155,000	171,165
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	105,000	115,465
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	185,000	205,959
33

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	$185,000	$ 202,978
		$ 12,095,764
Universities - Colleges – 12.8%
Albany, NY, Capital Resource Corp. Rev. (Albany College of Pharmacy Project), “A”, 5%, 12/01/2033	$125,000	$ 131,597
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	1,080,000	1,155,632
Build NYC Resource Corp. Rev. (Manhattan College Project), 5%, 8/01/2047	2,000,000	2,221,428
Dobbs Ferry, NY, Local Development Corp. (Mercy College Project), 5%, 7/01/2039	1,000,000	1,056,706
Dutchess County, NY, Local Development Corp. Rev. (Vassar College Project), 5%, 7/01/2042	1,500,000	1,669,686
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2047	2,000,000	2,216,135
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), “A”, 3%, 7/01/2051	3,000,000	2,518,427
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5%, 7/01/2036	675,000	737,266
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5%, 7/01/2038	480,000	522,972
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “B”, 5.25%, 4/01/2029	1,325,000	1,537,376
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2030	1,000,000	1,089,193
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2037	1,000,000	1,123,550
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 4%, 7/01/2050	2,000,000	2,110,212
New York Dormitory Authority Rev. (Columbia University), “B”, 5%, 10/01/2038	1,000,000	1,153,122
New York Dormitory Authority Rev. (New York University), “A”, 4%, 7/01/2041	1,500,000	1,601,842
New York Dormitory Authority Rev. (St. John's University), “A”, 4%, 7/01/2033	1,000,000	1,082,415
New York Dormitory Authority Rev. (St. John's University), “A”, 4%, 7/01/2034	500,000	539,204
New York Dormitory Authority Rev. (Teachers College), 4%, 7/01/2038 (w)	375,000	397,780
New York Dormitory Authority Rev. (Teachers College), 5%, 7/01/2039 (w)	425,000	492,924
New York Dormitory Authority Rev. (Teachers College), 4%, 7/01/2040 (w)	785,000	829,910
New York Dormitory Authority Rev. (Teachers College), 5%, 7/01/2041 (w)	800,000	925,020
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, 5%, 7/01/2039	2,000,000	2,327,032
Oneida County, NY, Local Development Corp. Rev. (Hamilton College Project), 5%, 7/01/2051	750,000	945,292
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	80,000	81,214
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	135,000	137,275
Schenectady County, NY, Capital Resource Corp. Tax-Exempt Rev. (Union College Project), 5%, 1/01/2047	2,000,000	2,225,036
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), “B”, 5%, 9/01/2038	100,000	113,967
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), “B”, 5%, 9/01/2039	200,000	227,381
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), “B”, 5%, 9/01/2040	150,000	170,128
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), “B”, 5%, 9/01/2041	100,000	113,080
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Ithaca College Project), “A”, 5%, 7/01/2041	1,000,000	1,122,890
Troy, NY, Capital Resource Corp. Rev. (Rensselaer Polytechnic Institute Project), 4%, 9/01/2033	100,000	106,950
Troy, NY, Capital Resource Corp. Rev. (Rensselaer Polytechnic Institute Project), 4%, 9/01/2035	500,000	530,467
		$ 33,213,109
Universities - Dormitories – 2.5%
Amherst, NY, Development Corp., Student Housing Facility Refunding Rev. (UBF Facility/Student Housing Corp./Greiner and Hadley Projects at SUNY Buffalo), “A”, AGM, 5%, 10/01/2045	$1,000,000	$ 1,104,691
New York Dormitory Authority Rev. (State University Dormitory Facilities), “A”, 5%, 7/01/2037	3,000,000	3,029,129
Onondaga County, NY, Trust for Cultural Resources Rev. (Abby Lane Housing Corp. Project), 5%, 5/01/2040	1,000,000	1,076,394
Westchester County, NY, Local Development Corp. Rev. (Purchase Housing Corp. II Project), 5%, 6/01/2042	1,250,000	1,320,802
		$ 6,531,016
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev., Taxable (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$240,000	$ 246,000
Utilities - Municipal Owned – 2.1%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$155,000	$ 164,206
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	180,000	190,139
Long Island, NY, Power Authority, Electric System General Rev., 5%, 9/01/2035	1,000,000	1,134,592
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	675,000	644,625
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	100,000	95,500
34

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	$50,000	$ 48,000
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	25,000	24,000
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	250,000	240,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	25,000	23,875
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	265,000	253,075
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	430,000	410,650
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2022	885,000	903,369
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	115,000	109,825
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	110,000	105,050
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	20,000	19,100
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	345,000	329,475
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	30,000	30,874
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	20,000	19,225
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	50,000	48,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	170,000	162,350
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	180,000	172,800
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	55,000	52,800
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	170,000	163,200
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	140,000	136,500
		$ 5,481,230
Utilities - Other – 0.6%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	$1,085,000	$ 1,460,522
Water & Sewer Utility Revenue – 8.0%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$215,000	$ 236,362
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	270,000	296,802
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	750,000	822,344
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	345,000	386,410
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	100,000	106,949
New York Environmental Facilities Corp., Clean Water & Drinking Water Rev. (New York City Municipal Water Finance Authority Project), “B”, 5%, 6/15/2043	3,500,000	3,987,778
New York Municipal Water Finance Authority, Water & Sewer System Second General Resolution Rev., “CC-1”, 5%, 6/15/2052	2,500,000	2,868,549
New York Municipal Water Finance Authority, Water & Sewer System Second General Resolution Rev., “EE”, 5%, 6/15/2045	2,000,000	2,342,114
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., 4%, 6/15/2041	3,000,000	3,175,650
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “BB”, 5%, 6/15/2046	1,000,000	1,122,691
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “DD”, 5%, 6/15/2034	2,000,000	2,076,060
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “DD”, 5%, 6/15/2037	3,000,000	3,407,400
		$ 20,829,109
Total Municipal Bonds (Identified Cost, $253,314,292)		$ 252,757,420
Trust Units – 0.8%
Tax - Other – 0.8%
CCDA Class 60 Trust (taxable), 5%, 7/01/2031	350,000	$ 348,065
PRIFA Class 61 Trust, Class 2024-2005C (taxable), 5.5%, 7/01/2024	425,000	424,429
PRIFA Class 61 Trust, Class 2026-2005C (taxable), 5.5%, 7/01/2026	1,215,000	1,211,912
Total Trust Units (Identified Cost, $2,005,906)		$ 1,984,406
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$415,000	$ 361,021
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	866,333	256,539
Total Bonds (Identified Cost, $678,474)		$ 617,560
35

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $309,672)	$ 542,700	$291,701

Investment Companies (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 0.21% (v) (Identified Cost, $5,439,822)	5,439,822	$ 5,439,822
Other Assets, Less Liabilities – (0.6)%		(1,561,100)
Net Assets – 100.0%		$ 259,529,809
See Portfolio Footnotes and Notes to Financial Statements
36

Portfolio of Investments – continued
MFS North Carolina Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 89.9%
Airport Revenue – 5.1%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2032	$1,245,000	$ 1,324,195
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2039	1,000,000	1,143,582
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2038	1,155,000	1,204,867
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2038	1,500,000	1,580,102
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2039	1,700,000	1,787,770
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2040	2,000,000	2,099,785
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2041	1,500,000	1,572,501
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	1,000,000	1,113,124
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2047	2,000,000	2,213,048
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2049	2,500,000	2,750,621
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	440,000	447,861
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2034	1,150,000	1,314,887
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2035	1,000,000	1,142,131
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2036	1,000,000	1,141,140
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	2,000,000	2,224,064
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2037	2,000,000	2,223,612
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,445,000	1,553,171
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	175,000	186,988
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	195,000	208,880
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	150,000	158,762
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	240,000	253,387
		$ 27,644,478
General Obligations - General Purpose – 9.4%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$1,030,000	$ 1,013,168
Charlotte, NC, General Obligation Refunding, “A”, 5%, 6/01/2031	2,185,000	2,689,125
Charlotte, NC, General Obligation Refunding, “A”, 4%, 6/01/2033	1,760,000	1,980,756
Charlotte, NC, General Obligation, “A”, 5%, 6/01/2026	8,000,000	8,979,770
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	315,000	337,453
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	235,000	263,556
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	85,000	90,876
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	665,000	710,154
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	95,532	87,173
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	239,000	138,023
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	207,418	212,451
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	206,837	218,223
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	204,963	223,797
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	201,638	224,866
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	195,850	223,073
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	185,717	181,300
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	166,935	161,092
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	143,274	137,567
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	194,798	184,986
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	680,587	640,220
Durham County, NC, General Obligation Refunding, 4%, 6/01/2036	500,000	543,787
Durham County, NC, General Obligation Refunding, 4%, 6/01/2037	450,000	489,005
Durham County, NC, General Obligation Refunding, 4%, 6/01/2039	650,000	702,213
Forsyth, NC, General Obligation, “A”, 5%, 4/01/2033	2,500,000	3,018,723
Forsyth, NC, General Obligation, “A”, 4%, 4/01/2034	5,100,000	5,640,445
Gaston County, NC, Rev., 5%, 4/01/2033	675,000	785,052
Gaston County, NC, Rev., 5%, 4/01/2035	610,000	707,979
Granville County, NC, 5%, 10/01/2034	675,000	776,632
Granville County, NC, 5%, 10/01/2035	690,000	793,241
Holly Springs, NC, General Obligation Public Improvement, 5%, 6/01/2029	1,460,000	1,737,159
Holly Springs, NC, General Obligation Public Improvement, 5%, 6/01/2030	1,385,000	1,675,317
Holly Springs, NC, General Obligation Public Improvement, 5%, 6/01/2031	1,490,000	1,830,999
Holly Springs, NC, General Obligation Public Improvement, 4%, 6/01/2032	1,500,000	1,692,733
Lee County, NC, Limited Obligation, 3.25%, 5/01/2035	1,000,000	1,020,232
37

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - General Purpose – continued
Lee County, NC, Limited Obligation, 4%, 5/01/2036	$500,000	$ 537,721
Lee County, NC, Limited Obligation, 4%, 5/01/2037	855,000	918,782
North Carolina General Obligation Refunding, “A”, 5%, 6/01/2023	1,000,000	1,038,819
North Carolina Public Improvement General Obligation (Connect NC), “B”, 5%, 6/01/2030	1,625,000	1,929,405
Randolph County, NC, 4%, 10/01/2037	1,045,000	1,132,034
Randolph County, NC, 4%, 10/01/2038	500,000	540,870
Randolph County, NC, 4%, 10/01/2039	500,000	540,105
State of Illinois, General Obligation, 5.5%, 5/01/2039	375,000	423,874
State of Illinois, General Obligation, 5.75%, 5/01/2045	350,000	398,109
State of Illinois, General Obligation, “A”, 5%, 3/01/2028	465,000	514,468
State of Illinois, General Obligation, “A”, 5%, 3/01/2029	705,000	789,101
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	645,000	728,901
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	935,000	1,063,325
		$ 50,666,660
General Obligations - Schools – 0.1%
Iredell County, NC, General Obligation School, 4%, 12/01/2032	$680,000	$ 770,784
Healthcare Revenue - Hospitals – 8.9%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$555,000	$ 579,687
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2036	3,000,000	3,478,551
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2040	3,000,000	3,279,598
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	20,000	22,272
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	255,000	266,036
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2036 (Prerefunded 10/01/2027)	1,500,000	1,715,087
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2047 (Prerefunded 10/01/2027)	2,425,000	2,772,724
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	320,000	343,718
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2042 (Prerefunded 6/01/2022)	2,420,000	2,435,676
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2032	600,000	703,175
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2033	255,000	297,790
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2031 (Prerefunded 6/01/2025)	2,800,000	3,051,868
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2033 (Prerefunded 6/01/2025)	3,000,000	3,269,859
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2045	2,500,000	2,687,520
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wake Forest Baptist Obligated Group), “A”, 5%, 12/01/2033	1,000,000	1,142,504
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/2031 (Prerefunded 10/01/2022)	4,355,000	4,434,417
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/2038 (Prerefunded 10/01/2022)	1,825,000	1,857,826
North Carolina Medical Care Commission, Hospital Rev. (Caromont Health/Gaston Healthcare), “B”, 5%, 2/01/2051 (Put Date 2/01/2026)	2,500,000	2,747,971
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	1,580,000	1,658,226
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2027	150,000	165,944
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2035	1,515,000	1,611,327
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2038	1,065,000	1,129,235
University of North Carolina, Hospitals at Chapel Hill Rev., 4%, 2/01/2037	405,000	437,037
University of North Carolina, Hospitals at Chapel Hill Rev., 4%, 2/01/2038	1,040,000	1,120,791
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	6,500,000	7,151,027
		$ 48,359,866
Healthcare Revenue - Long Term Care – 7.0%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community), 5%, 11/01/2037	$2,750,000	$ 3,004,130
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	1,000,000	966,773
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	2,000,000	1,856,892
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	1,500,000	1,533,804
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2031	1,000,000	1,076,294
38

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2036	$800,000	$ 854,393
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	2,000,000	2,215,339
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	3,000,000	3,033,747
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/2045	1,000,000	1,021,816
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), “A”, 5%, 7/01/2047	1,000,000	1,028,219
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carolina Village Project), “B”, 5%, 4/01/2047	2,000,000	2,031,746
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2033	180,000	191,464
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2034	185,000	196,319
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2041	830,000	859,631
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2046	715,000	733,610
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2051	1,100,000	1,123,355
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Friends Homes, Inc.), “A”, 4%, 9/01/2040	2,000,000	2,025,194
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Galloway Ridge), “A”, 5%, 1/01/2039	1,225,000	1,284,168
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2050	1,500,000	1,544,969
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne Project), 5.25%, 10/01/2037	1,500,000	1,559,047
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2049	2,000,000	2,091,262
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2031	800,000	836,207
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,200,000	2,281,382
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037 (Prerefunded 9/01/2024)	1,500,000	1,599,775
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2033 (Prerefunded 10/01/2023)	1,590,000	1,662,849
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2035	1,000,000	1,082,583
		$ 37,694,968
Human Services – 0.2%
North Carolina Capital Facilities Finance Agency Rev. (Arc of North Carolina Projects), “A”, 5%, 10/01/2034	$1,000,000	$ 1,100,568
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$600,000	$ 576,522
Miscellaneous Revenue - Other – 0.3%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2/01/2025	$1,000,000	$ 1,078,335
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040 (Prerefunded 7/01/2023)	420,000	435,077
		$ 1,513,412
Sales & Excise Tax Revenue – 2.4%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$35,000	$ 39,053
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	25,000	28,192
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	35,000	39,917
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036	150,000	151,398
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	200,000	200,548
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,295,000	1,395,755
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	185,000	201,320
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	400,000	442,926
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	375,000	421,580
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	75,000	85,398
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	175,000	201,765
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	165,000	187,119
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	220,000	251,138
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	100,000	104,302
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	65,000	67,698
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	105,000	111,257
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	105,000	109,979
39

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	$1,056,000	$ 1,122,739
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	957,000	989,992
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	348,000	360,244
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	9,336
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	154,000	161,904
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	14,000	13,124
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	174,000	148,897
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	31,000	24,713
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,584,000	1,172,445
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,515,000	1,033,657
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	9,954,000	3,041,895
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	670,000	650,784
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	485,000	478,559
		$ 13,247,634
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$430,000	$ 445,984
Single Family Housing - Local – 0.4%
Montgomery County, MD, Housing Opportunities Commission Program Rev., “A”, 4%, 7/01/2049	$1,910,000	$ 1,975,242
Single Family Housing - State – 3.2%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$1,095,000	$ 1,123,543
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	1,255,000	1,306,549
North Carolina Housing Finance Agency, Home Ownership Refunding Rev., “45”, GNMA, 3%, 7/01/2051	2,645,000	2,658,570
North Carolina Housing Finance Agency, Home Ownership Rev., “41”, FNMA, 3.55%, 7/01/2044	1,450,000	1,448,006
North Carolina Housing Finance Agency, Home Ownership Rev., “43”, GNMA, 2.95%, 7/01/2043	3,035,000	2,763,345
North Carolina Housing Finance Agency, Home Ownership Rev., “44”, 4%, 7/01/2050	4,415,000	4,578,557
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 3.75%, 7/01/2052 (w)	3,500,000	3,634,425
		$ 17,512,995
State & Local Agencies – 14.6%
Buncombe County, NC, Limited Obligation, 4%, 6/01/2034	$1,700,000	$ 1,837,656
Buncombe County, NC, Limited Obligation, 4%, 6/01/2035	1,465,000	1,577,923
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2027	125,000	142,854
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2028	200,000	232,687
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2029	275,000	325,201
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2030	250,000	300,335
Cabarrus County, NC, Limited Obligation, 4%, 6/01/2034	1,000,000	1,073,676
Charlotte, NC, Convention Facility Projects, COP, “A”, 4%, 6/01/2037	1,320,000	1,425,475
Charlotte, NC, Convention Facility Projects, COP, “A”, 4%, 6/01/2049	2,500,000	2,647,597
Charlotte, NC, COP, 5%, 12/01/2034	1,000,000	1,159,233
Charlotte, NC, COP, 5%, 12/01/2035	2,000,000	2,312,619
Charlotte, NC, Cultural Arts Facilities, COP, “B”, 4%, 6/01/2038	2,015,000	2,173,025
Charlotte, NC, Cultural Arts Facilities, COP, “B”, 4%, 6/01/2039	1,250,000	1,346,198
Charlotte, NC, NASCAR Hall of Fame Public Facilities, COP, “C”, 4%, 6/01/2038	4,500,000	4,852,909
Charlotte, NC, NASCAR Hall of Fame Public Facilities, COP, “C”, 3%, 6/01/2039	3,000,000	2,946,341
Charlotte, NC, Refunding COP (Transit Projects Phase II), “B”, 5%, 6/01/2026	1,250,000	1,365,359
Charlotte, NC, Refunding COP (Transit Projects), “A”, 5%, 6/01/2027	600,000	684,755
Charlotte, NC, Refunding COP (Transit Projects), “A”, 5%, 6/01/2028	600,000	697,308
Charlotte, NC, Refunding COP (Transit Projects), “A”, 5%, 6/01/2029	1,250,000	1,477,280
Charlotte, NC, Refunding COP (Transit Projects), “A”, 5%, 6/01/2030	700,000	838,632
Chatham County, NC, Limited Obligation, 4%, 11/01/2037	1,750,000	1,884,913
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	115,000	128,963
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	100,000	111,872
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	45,000	50,267
40

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2025	$175,000	$ 186,024
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2026	275,000	296,940
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2027	300,000	328,091
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2028	300,000	329,996
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2029	200,000	222,225
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2030	200,000	224,191
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2031	275,000	306,258
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.1% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	2,310,000	2,190,910
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2034	2,000,000	2,169,375
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2035	1,240,000	1,343,889
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2036	1,375,000	1,484,716
Durham County, NC, Limited Obligation, 4%, 4/01/2035	1,270,000	1,369,285
Durham County, NC, Limited Obligation, 4%, 4/01/2037	3,000,000	3,212,417
Harnett County, NC, Limited Obligation Refunding, 5%, 12/01/2026	750,000	847,947
Harnett County, NC, Limited Obligation Refunding, 5%, 12/01/2027	910,000	1,049,237
Harnett County, NC, Limited Obligation Refunding, 4%, 12/01/2028	250,000	276,434
Henderson County, NC, Limited Obligation, 4%, 6/01/2024	290,000	302,975
Henderson County, NC, Limited Obligation, 4%, 6/01/2026	150,000	161,967
Henderson County, NC, Limited Obligation, 4%, 6/01/2027	425,000	465,014
Henderson County, NC, Limited Obligation, 4%, 6/01/2029	300,000	333,338
Henderson County, NC, Limited Obligation, 4%, 6/01/2031	320,000	360,354
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 5%, 4/01/2033	550,000	651,296
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 4%, 4/01/2034	500,000	549,585
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 4%, 4/01/2036	800,000	874,559
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 4%, 4/01/2037	500,000	544,130
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	520,000	602,776
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	1,010,000	1,136,326
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2026	300,000	325,551
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2027	350,000	384,272
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2028	300,000	331,164
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2029	280,000	312,071
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2030	200,000	224,833
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2031	140,000	156,418
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2032	125,000	138,908
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2033	150,000	166,420
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2034	130,000	143,527
Mooresville, NC, Limited Obligation, “A”, 3%, 10/01/2036	350,000	352,518
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	465,000	511,251
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	1,030,000	1,146,694
North Carolina Limited Obligation (Build, Inc.), “A”, 5%, 5/01/2029	1,625,000	1,920,181
North Carolina Turnpike Authority Refunding Rev., (Monroe Expressway System), 5%, 7/01/2038	1,250,000	1,502,554
North Carolina Turnpike Authority Refunding Rev., (Monroe Expressway System), 5%, 7/01/2041	1,795,000	2,147,471
North Carolina Turnpike Authority, State Appropriation Refunding Rev. (Monroe Expressway System), 5%, 7/01/2031	835,000	1,017,385
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Refunding Rev., “A”, 4%, 1/01/2034	2,555,000	2,749,910
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2043	3,500,000	1,730,941
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	2,530,000	2,806,905
Pitt County, NC, Limited Obligation, “B”, 5%, 4/01/2022	245,000	245,000
Pitt County, NC, Limited Obligation, “B”, 5%, 4/01/2023	225,000	232,614
Pitt County, NC, Limited Obligation, “B”, 5%, 4/01/2025	425,000	462,521
Pitt County, NC, Limited Obligation, “B”, 5%, 4/01/2027	400,000	455,459
Pitt County, NC, Limited Obligation, “B”, 5%, 4/01/2029	300,000	353,154
Pitt County, NC, Limited Obligation, “B”, 5%, 4/01/2031	245,000	296,240
Scotland County, NC, Limited Obligation, 5%, 12/01/2033	210,000	239,788
Scotland County, NC, Limited Obligation, 5%, 12/01/2034	1,000,000	1,140,729
Wake County, NC, Limited Obligation, “A”, 5%, 8/01/2027	920,000	1,055,259
Wake County, NC, Limited Obligation, “A”, 4%, 8/01/2037	3,000,000	3,223,172
		$ 79,186,243
41

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Student Loan Revenue – 0.8%
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2027	$550,000	$ 607,000
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2028	1,000,000	1,113,936
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2029	700,000	786,363
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 3.125%, 6/01/2039	1,855,000	1,733,595
		$ 4,240,894
Tax - Other – 0.1%
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2029	$290,000	$ 337,288
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	305,000	308,642
		$ 645,930
Tax Assessment – 0.2%
Mooresville, NC, Special Assessment Rev., 5.375%, 3/01/2040 (n)	$1,000,000	$ 991,266
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037 (Prerefunded 6/01/2022)	$1,295,000	$ 1,305,919
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	325,000	365,540
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	6,270,000	932,614
		$ 2,604,073
Toll Roads – 5.5%
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	$2,000,000	$ 2,151,512
North Carolina Turnpike Authority, State Appropriation Refunding Rev. (Monroe Expressway System), 5%, 7/01/2029	1,230,000	1,453,814
North Carolina Turnpike Authority, State Appropriation Refunding Rev. (Monroe Expressway System), 5%, 7/01/2030	2,215,000	2,658,847
North Carolina Turnpike Authority, State Appropriation Refunding Rev. (Monroe Expressway System), 5%, 7/01/2032	1,500,000	1,824,420
North Carolina Turnpike Authority, Triangle Expressway System Rev., 5%, 1/01/2040	2,000,000	2,236,360
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2031	500,000	560,099
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2038	3,000,000	3,443,768
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	1,975,000	2,272,544
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 2/01/2024	6,000,000	6,305,396
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 1/01/2032	1,150,000	1,266,575
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2039	2,600,000	2,898,035
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	435,000	465,391
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	350,000	373,091
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	595,000	600,914
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	1,160,000	1,169,794
		$ 29,680,560
Transportation - Special Tax – 3.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	$435,000	$ 438,027
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	65,000	66,466
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,640,000	1,664,547
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	1,210,000	1,226,710
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	290,000	320,244
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	260,000	289,457
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	260,000	285,266
North Carolina Department of State Treasurer, Grant Anticipation Rev., 5%, 3/01/2033	1,000,000	1,193,557
North Carolina Department of State Treasurer, Grant Anticipation Rev., 4%, 3/01/2034	2,000,000	2,187,166
North Carolina Department of State Treasurer, Grant Anticipation Rev., 4%, 3/01/2035	2,000,000	2,184,416
North Carolina Grant Anticipation Rev., 5%, 3/01/2027	7,000,000	7,911,097
		$ 17,766,953
Universities - Colleges – 18.5%
Appalachian State University Rev., 4%, 10/01/2048	$1,415,000	$ 1,515,744
Appalachian State University, Millennial Campus Rev. (End Zone Project), 5%, 5/01/2044	3,000,000	3,429,542
East Carolina University, NC, General Rev., “A”, 4%, 10/01/2045	2,195,000	2,307,176
42

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Elizabeth City State University Rev., AGM, 5%, 4/01/2040	$3,155,000	$ 3,523,580
North Carolina Agricultural & Technical University Rev., “A”, 5%, 10/01/2035	3,075,000	3,363,378
North Carolina Capital Facilities Finance Agency Refunding Rev. (Duke University), “B”, 4%, 10/01/2039	3,265,000	3,443,755
North Carolina Capital Facilities Finance Agency Refunding Rev. (Duke University), “B”, 5%, 10/01/2044	4,955,000	5,492,095
North Carolina Capital Facilities Finance Agency Rev. (Wake Forest University), 4%, 1/01/2048	3,000,000	3,202,029
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (Campbell University), “A”, 5%, 10/01/2024	1,250,000	1,323,614
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (Campbell University), “A”, 5%, 10/01/2025	1,000,000	1,076,316
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (Campbell University), “A”, 5%, 10/01/2026	850,000	927,753
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (Campbell University), “A”, 5%, 10/01/2027	400,000	442,090
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 3%, 5/01/2022	220,000	220,329
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 4%, 5/01/2023	265,000	271,291
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 4%, 5/01/2024	190,000	196,589
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 5%, 5/01/2025	255,000	274,766
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 5%, 5/01/2026	275,000	301,734
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 5%, 5/01/2027	400,000	445,776
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College), 4%, 6/01/2034	1,370,000	1,409,109
North Carolina Central University Rev., 5%, 4/01/2044	3,265,000	3,635,162
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2029 (Prerefunded 10/01/2023)	5,000,000	5,240,423
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2033	500,000	593,719
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2034	1,000,000	1,186,053
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2035	1,180,000	1,398,172
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	170,000	172,579
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	275,000	279,635
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	115,000	115,947
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	140,000	142,234
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	735,000	804,475
University of North Carolina at Chapel Hill, General Rev., “B”, 5%, 12/01/2030	750,000	913,755
University of North Carolina at Chapel Hill, General Rev., “B”, 5%, 12/01/2031	1,000,000	1,238,008
University of North Carolina at Chapel Hill, General Rev., “B”, 5%, 12/01/2032	1,000,000	1,233,615
University of North Carolina at Chapel Hill, General Rev., “B”, 5%, 12/01/2033	750,000	922,956
University of North Carolina at Chapel Hill, General Rev., “B”, 5%, 12/01/2034	1,125,000	1,381,474
University of North Carolina Board of Governors Rev., 4%, 4/01/2049	5,000,000	5,206,032
University of North Carolina, Ashville, Rev., 4%, 6/01/2039	1,450,000	1,564,519
University of North Carolina, Charlotte, Rev., 5%, 4/01/2043 (Prerefunded 4/01/2024)	1,715,000	1,819,693
University of North Carolina, Charlotte, Rev., “A”, 5%, 10/01/2038	1,110,000	1,299,869
University of North Carolina, Charlotte, Rev., “A”, 4%, 10/01/2040	6,310,000	6,790,585
University of North Carolina, Greensboro, Refunding Rev., 4%, 4/01/2036	1,750,000	1,879,504
University of North Carolina, Greensboro, Rev., 4%, 4/01/2034	1,000,000	1,078,553
University of North Carolina, Greensboro, Rev., 4%, 4/01/2035	1,000,000	1,077,601
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	2,000,000	2,119,465
University of North Carolina, School of Art General Rev., 4%, 2/01/2040	1,000,000	1,060,163
University of North Carolina, School of Art General Rev., 4%, 2/01/2045	2,825,000	2,968,990
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 5%, 6/01/2028	3,045,000	3,308,369
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2032	500,000	527,881
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2033	400,000	421,093
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2034	500,000	524,999
University of North Carolina, Wilmington, Rev., “B”, 4%, 10/01/2039	1,000,000	1,086,550
University of North Carolina, Wilmington, Rev., “B”, 4%, 10/01/2044	1,405,000	1,514,410
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	195,000	201,550
Western Carolina University, NC, General Obligation Rev., 5%, 10/01/2043	3,700,000	4,178,008
Western Carolina University, NC, General Rev., “B”, 5%, 4/01/2032	2,420,000	2,859,218
Western Carolina University, NC, General Rev., “B”, 5%, 4/01/2033	500,000	589,702
Western Carolina University, NC, General Rev., “B”, 5%, 4/01/2034	1,300,000	1,531,354
Winston-Salem State University, NC, General Rev., AGM, 5%, 10/01/2042	2,470,000	2,795,592
43

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Winston-Salem State University, NC, Student Housing Project Rev., 5%, 6/01/2029	$1,550,000	$ 1,618,891
		$ 100,447,464
Universities - Dormitories – 0.6%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$3,045,000	$ 3,359,820
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev., Taxable (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$400,000	$ 410,000
Utilities - Municipal Owned – 1.2%
Greenville, NC, Greenville Utilities Commission Combined Enterprise System Rev., 5%, 8/01/2044	$300,000	$ 346,027
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	1,125,000	1,074,375
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	175,000	167,125
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	85,000	81,600
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	40,000	38,400
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	415,000	398,400
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	40,000	38,200
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	440,000	420,200
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	720,000	687,600
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	195,000	186,225
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	190,000	181,450
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	35,000	33,425
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	585,000	558,675
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	340,000	350,554
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	420,000	428,872
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	50,000	51,456
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	35,000	33,644
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	80,000	76,800
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	265,000	253,075
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	305,000	292,800
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	95,000	91,200
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	300,000	288,000
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	240,000	234,000
		$ 6,312,103
Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	$1,290,000	$ 1,421,117
Water & Sewer Utility Revenue – 7.0%
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 6/01/2040 (Prerefunded 6/01/2024)	$1,250,000	$ 1,332,242
Charlotte, NC, Water & Sewer System Refunding Rev., 5%, 7/01/2030	2,000,000	2,425,835
Charlotte, NC, Water & Sewer System Refunding Rev., 5%, 7/01/2033	1,750,000	2,106,756
Charlotte, NC, Water & Sewer Systems Rev., 4%, 7/01/2047	4,000,000	4,261,213
Durham, NC, Utility System Refunding Rev., 5%, 8/01/2033	2,625,000	3,215,577
Durham, NC, Utility System Refunding Rev., 4%, 8/01/2034	1,675,000	1,864,764
Greensboro, NC, Enterprise Systems Rev., “A”, 4%, 6/01/2047	2,000,000	2,119,417
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	220,000	238,856
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	380,000	417,757
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	480,000	527,648
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,325,000	1,452,807
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,000,000	1,078,948
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	605,000	677,617
Jacksonville, NC, Enterprise Systems Refunding Rev., “A”, 5%, 5/01/2024	500,000	531,712
Jacksonville, NC, Enterprise Systems Refunding Rev., “A”, 5%, 5/01/2025	485,000	529,077
Jacksonville, NC, Enterprise Systems Refunding Rev., “A”, 5%, 5/01/2026	450,000	502,446
Jacksonville, NC, Enterprise Systems Refunding Rev., “A”, 5%, 5/01/2027	550,000	627,267
Jacksonville, NC, Enterprise Systems Refunding Rev., “A”, 5%, 5/01/2028	425,000	493,178
Lincoln County, NC, Enterprise System Rev., 3%, 8/01/2034	175,000	177,941
44

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	$95,000	$ 100,721
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	115,000	121,330
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	60,000	63,478
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	140,000	148,052
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2025	2,010,000	2,185,015
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2028	500,000	562,661
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2029	1,400,000	1,524,451
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2031	1,600,000	1,743,912
Raleigh, NC, Combined Enterprise Systems Rev., “A”, 5%, 3/01/2029 (Prerefunded 3/01/2023)	3,145,000	3,243,282
Union County, NC, Enterprise System Rev., 5%, 6/01/2026	750,000	840,258
Union County, NC, Enterprise System Rev., 5%, 6/01/2027	800,000	914,269
Union County, NC, Enterprise System Rev., 5%, 6/01/2028	750,000	872,575
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2034	700,000	755,096
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2035	500,000	537,695
		$ 38,193,853
Total Municipal Bonds (Identified Cost, $491,227,982)		$ 486,769,389
Trust Units – 0.6%
Tax - Other – 0.6%
CCDA Class 60 Trust (taxable), 5%, 7/01/2031	2,415,000	$ 2,401,650
PRIFA Class 61 Trust, Class 2024-2005C (taxable), 5.5%, 7/01/2024	760,000	758,979
Total Trust Units (Identified Cost, $3,193,170)		$ 3,160,629
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$786,000	$ 683,764
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,472,766	436,117
Total Bonds (Identified Cost, $1,227,215)		$ 1,119,881

Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $529,133)	$ 927,305	$498,426

Investment Companies (h) – 7.7%
Money Market Funds – 7.7%
MFS Institutional Money Market Portfolio, 0.21% (v) (Identified Cost, $41,867,591)	41,867,648	$ 41,867,648
Other Assets, Less Liabilities – 1.5%		8,327,975
Net Assets – 100.0%		$ 541,743,948
See Portfolio Footnotes and Notes to Financial Statements
45

Portfolio of Investments – continued
MFS Pennsylvania Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 90.8%
Airport Revenue – 1.9%
Allegheny County, PA, Airport Authority Rev., “A”, 5%, 1/01/2036	$2,000,000	$ 2,273,729
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	215,000	229,729
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	750,000	823,334
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	55,000	58,768
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	65,000	69,627
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	45,000	47,628
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	80,000	84,462
		$ 3,587,277
General Obligations - General Purpose – 9.0%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$350,000	$ 344,281
Bucks County, PA, Northampton Township, General Obligation, 4%, 5/15/2043	1,000,000	1,054,003
Chester County, PA, General Obligation, 4%, 7/15/2039	510,000	557,913
Chester County, PA, General Obligation, 4%, 7/15/2040	500,000	546,275
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	220,000	233,636
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	70,000	76,006
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	31,431	28,681
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	78,634	45,411
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	68,243	69,899
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	68,052	71,798
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	67,435	73,632
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	66,341	73,983
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	64,437	73,394
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	61,103	59,650
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	54,923	53,000
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	47,139	45,261
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	64,091	60,863
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	234,653	220,735
Lackawanna County, PA, General Obligations, “A”, BAM, 4%, 3/15/2031	1,205,000	1,311,379
Lackawanna County, PA, General Obligations, “A”, BAM, 4%, 3/15/2034	955,000	1,033,371
Lackawanna County, PA, General Obligations, “A”, BAM, 4%, 3/15/2035	500,000	540,268
Lower Paxton Township, PA, General Obligation, 4%, 4/01/2028	215,000	232,810
Lower Paxton Township, PA, General Obligation, 4%, 4/01/2029	200,000	218,098
Lower Paxton Township, PA, General Obligation, 4%, 4/01/2031	150,000	163,818
Monroe County, PA, General Obligation, “A”, 4%, 7/15/2035	2,000,000	2,192,051
Penn Hills, PA, Capital Appreciation, “D”, 0%, 12/01/2032	595,000	423,317
Pennsylvania General Obligation, AGM, 5%, 9/15/2026	425,000	480,239
Pennsylvania General Obligation Refunding, 5%, 1/15/2023	1,415,000	1,454,579
Philadelphia, PA, “B”, 5%, 2/01/2035	1,000,000	1,152,580
Philadelphia, PA, General Obligation, “A”, 5%, 5/01/2034	1,000,000	1,178,006
Reading, Berks County, PA, General Obligation, BAM, 5%, 11/01/2030	1,000,000	1,141,663
Reading, Berks County, PA, General Obligation, BAM, 5%, 11/01/2031	1,000,000	1,139,416
State of Illinois, General Obligation, 5.5%, 5/01/2039	125,000	141,291
State of Illinois, General Obligation, 5.75%, 5/01/2045	115,000	130,807
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	220,000	248,618
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	320,000	363,919
		$ 17,234,651
General Obligations - Schools – 9.9%
Allegheny County, PA, Pine-Richland School District, General Obligation, “B”, 4%, 3/01/2036	$400,000	$ 439,039
Allegheny County, PA, Pine-Richland School District, General Obligation, “B”, 4%, 3/01/2037	600,000	650,710
Beaver County, PA, Aliquippa School District, General Obligation, BAM, 4%, 12/01/2041	1,000,000	1,064,737
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	1,000,000	1,116,821
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2031	1,150,000	859,592
Erie, PA, City School District General Obligation, “A”, AGM, 4%, 4/01/2033	1,150,000	1,245,545
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 4%, 4/15/2054	765,000	810,291
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	1,500,000	1,694,185
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	545,000	558,930
46

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Montgomery County, PA, Colonia School District, 4%, 2/15/2044	$580,000	$ 616,622
Montgomery County, PA, Springfield Township School District, General Obligation, 4%, 11/15/2037	1,500,000	1,587,943
Northampton County, PA, Area School District, “A”, 5%, 10/01/2033	1,000,000	1,017,440
Pequea Valley, PA, School District Lancaster Country General Obligation, 4%, 5/15/2027	125,000	136,631
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038 (Prerefunded 9/01/2026)	5,000	5,617
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	1,495,000	1,647,866
Philadelphia, PA, School District, “A”, 5%, 9/01/2044	1,500,000	1,700,185
Scranton, PA, School District General Obligation, 4%, 12/01/2040	1,500,000	1,605,143
Scranton, PA, School District, “E”, BAM, 5%, 12/01/2034	1,000,000	1,121,802
Upper St. Clair Township, PA, School District General Obligation, “B”, 3.625%, 10/01/2039	1,000,000	1,034,789
		$ 18,913,888
Healthcare Revenue - Hospitals – 15.2%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “B”, 5%, 10/15/2029	$1,000,000	$ 1,179,084
Allegheny County, PA, Mt. Lebanon Hospital Authority Rev. (St. Clair Memorial Hospital), 5%, 7/01/2038	1,000,000	1,135,342
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 4%, 11/01/2038	500,000	485,014
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/2040	1,600,000	1,600,206
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	1,000,000	1,064,150
Bucks County, PA, St. Mary Hospital Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2048 (Prerefunded 12/01/2028)	665,000	776,623
Bucks County, PA, St. Mary Hospital Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2048	335,000	377,860
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 5%, 11/15/2041 (Prerefunded 11/15/2025)	850,000	935,086
Chester County, PA, Health & Education Facilities Authority Health System Rev. (Main Line Health System), “A”, 5%, 10/01/2052	1,750,000	1,953,903
Doylestown, PA, Hospital Rev., “A”, 5%, 7/01/2049	1,000,000	1,084,887
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2039	500,000	561,233
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2040	1,000,000	1,121,160
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2043	1,000,000	1,107,972
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	500,000	521,743
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	735,000	839,704
Lancaster County, PA, Hospital Authority Rev. (University of Pennsylvania Health System), “A”, 5%, 8/15/2036	1,000,000	1,109,221
Lehigh County, PA, Hospital Authority, General Purpose Refunding Rev. (Health Network), “A”, 4%, 7/01/2039	1,000,000	1,061,582
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, 4%, 5/01/2042	2,000,000	2,108,250
Montour County, PA, Geisinger Authority Health System Rev., “A”, 4%, 4/01/2039	1,000,000	1,052,743
Montour County, PA, Geisinger Authority Health System Rev., “A-1”, 5%, 2/15/2045	1,000,000	1,108,166
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke's Hospital), “A”, 5%, 8/15/2048	500,000	564,182
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2036	1,000,000	1,111,929
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	1,000,000	1,110,466
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), “A”, 5%, 7/01/2034	500,000	546,096
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	810,000	848,390
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 4%, 6/01/2044	1,000,000	1,070,699
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044 (Prerefunded 6/01/2024)	1,000,000	1,065,793
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), “A”, 4%, 7/01/2037	1,400,000	1,481,295
		$ 28,982,779
Healthcare Revenue - Long Term Care – 3.4%
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	$500,000	$ 508,104
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2039	905,000	999,571
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, ETM, 5%, 1/01/2039 (Prerefunded 1/01/2029)	95,000	110,778
East Hempfield Township, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2039	750,000	802,774
Lancaster County, PA, Hospital Authority Health Center Rev. (Landis Homes Retirement Community Project), “A”, 5%, 7/01/2045	500,000	516,105
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2035	500,000	531,264
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2036	260,000	288,125
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2037	250,000	276,683
Lancaster County, PA, Hospital Authority Rev. (Brethren Village Project), 5.125%, 7/01/2037	500,000	523,441
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2040	500,000	535,632
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2045	500,000	532,146
47

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	$400,000	$ 411,502
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	500,000	477,079
		$ 6,513,204
Industrial Revenue - Environmental Services – 0.1%
Blythe Township, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037 (Prerefunded 12/01/2027)	$225,000	$ 282,161
Industrial Revenue - Other – 0.6%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 3/01/2031	$1,000,000	$ 1,209,971
Miscellaneous Revenue - Other – 0.5%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040 (Prerefunded 7/01/2023)	$145,000	$ 150,205
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	750,000	799,124
		$ 949,329
Multi-Family Housing Revenue – 1.2%
Pennsylvania Housing Finance Agency, Special Limited Obligation, Multi-Family Housing Development Rev. (Country Commons Apartments), FNMA, 3.6%, 8/01/2035	$958,461	$ 954,922
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058	1,250,000	1,346,178
		$ 2,301,100
Port Revenue – 0.1%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$300,000	$ 245,625
Sales & Excise Tax Revenue – 3.1%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$10,000	$ 11,158
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	10,000	11,277
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	10,000	11,405
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036	50,000	50,466
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	70,000	70,192
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	60,000	65,293
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	130,000	143,951
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	125,000	140,527
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	25,000	28,466
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	60,000	69,176
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2032	805,000	950,783
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2033	1,045,000	1,242,857
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	55,000	62,373
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	70,000	79,908
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	55,000	57,366
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	35,000	37,086
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	35,000	36,660
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	188,000	199,882
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	367,000	379,652
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	116,000	120,081
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	1,037
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	69,000	72,541
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	6,000	5,624
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	55,000	47,065
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	9,000	7,175
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	524,000	387,854
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	509,000	347,281
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	2,990,000	913,730
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	195,000	189,407
48

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	$205,000	$ 202,278
		$ 5,942,551
Secondary Schools – 2.1%
Bucks County, PA, Industrial Development Authority Rev. (School Lane Charter School Project), “A”, 5.125%, 3/15/2046	$500,000	$ 535,137
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	500,000	533,355
Philadelphia, PA, Authority for Industrial Development Rev. (A String Theory Charter School Project), 5%, 6/15/2040 (n)	900,000	958,574
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2037	500,000	500,605
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	500,000	528,137
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2050	500,000	543,849
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	400,000	418,508
		$ 4,018,165
Single Family Housing - Local – 0.3%
Montgomery County, MD, Housing Opportunities Commission Program Rev., “A”, 4%, 7/01/2049	$630,000	$ 651,520
Single Family Housing - State – 4.3%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	$410,000	$ 426,841
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 3.65%, 10/01/2032	1,000,000	1,018,687
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135A”, 3%, 10/01/2051	1,980,000	1,989,946
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “A”, 4%, 4/01/2039	325,000	332,273
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 4/01/2023	510,000	525,468
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 10/01/2023	760,000	791,846
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 4/01/2024	850,000	894,199
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 10/01/2024	845,000	898,343
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 4/01/2025	500,000	536,596
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 10/01/2025	300,000	325,292
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, FNMA, 4.75%, 1/01/2049	365,000	383,891
		$ 8,123,382
State & Local Agencies – 6.8%
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	$655,000	$ 695,549
Commonwealth Financing Authority Rev., “A-2”, 5%, 6/01/2036 (Prerefunded 6/01/2022)	1,500,000	1,509,717
Commonwealth Financing Authority Rev., “B”, 5%, 6/01/2032	225,000	269,020
Commonwealth Financing Authority Rev., “B”, 5%, 6/01/2033	200,000	238,680
Commonwealth Financing Authority Rev., “B”, 5%, 6/01/2034	215,000	256,042
Commonwealth Financing Authority Rev., “B”, 5%, 6/01/2035	260,000	309,263
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	1,000,000	1,117,053
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.1% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	745,000	706,592
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	10,000	11,389
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2033	10,000	11,357
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	5,000	5,244
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	25,000	26,144
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	15,000	15,639
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	20,000	20,787
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	15,000	15,411
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	155,000	170,417
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	340,000	378,520
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,255,000	1,392,358
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2037	250,000	285,448
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2038	1,000,000	1,140,462
Philadelphia, PA, Redevelopment Authority City Agreement Rev., “A”, 5%, 4/15/2028	1,000,000	1,082,589
Philadelphia, PA, Redevelopment Authority City Service Agreement Refunding Rev., “B”, 5%, 4/15/2027	2,165,000	2,317,476
Philadelphia, PA, Redevelopment Authority Refunding Rev. (Neighborhood Transformation Initiative), BAM, 5%, 4/15/2024	1,000,000	1,007,975
		$ 12,983,132
49

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Student Loan Revenue – 0.9%
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	$325,000	$ 362,003
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2030	400,000	458,714
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	1,075,000	980,372
		$ 1,801,089
Tax - Other – 2.5%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2042	$1,000,000	$ 1,122,616
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042 (n)	300,000	328,028
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	500,000	534,104
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2035	750,000	752,080
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	115,000	125,754
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	60,000	65,571
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	185,000	200,275
New York City Transitional Finance Authority Rev., “C-1”, 4%, 2/01/2038	1,410,000	1,495,406
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	105,000	106,254
		$ 4,730,088
Tax Assessment – 0.3%
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	$500,000	$ 520,447
Tobacco – 0.2%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$110,000	$ 123,721
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	2,055,000	305,665
		$ 429,386
Toll Roads – 2.2%
Delaware River Port Authority Rev., 5%, 1/01/2029	$1,145,000	$ 1,204,131
Pennsylvania Turnpike Commission Rev., “B”, 5%, 12/01/2046	1,000,000	1,160,594
Pennsylvania Turnpike Commission Subordinate Rev., “A”, AGM, 4%, 12/01/2049	1,500,000	1,596,162
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	140,000	149,781
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	110,000	117,257
		$ 4,227,925
Transportation - Special Tax – 2.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$130,000	$ 130,844
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	270,000	271,879
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	755,000	780,226
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	75,000	76,194
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NPFG, 5%, 7/01/2038	20,000	20,571
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	395,000	400,455
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	100,000	110,429
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	215,000	238,189
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	85,000	94,630
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	85,000	93,260
Southeastern, PA, Transportation Authority Capital Grant Receipts Refunding (Federal Transit Administration Section 5337 State of Good Repair Formula Program Funds), 5%, 6/01/2022	2,365,000	2,380,435
		$ 4,597,112
Universities - Colleges – 10.2%
Adams County, PA, General Obligation (Gettysburg College), 5%, 8/15/2033	$2,100,000	$ 2,421,101
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, 5%, 3/01/2032 (Prerefunded 3/01/2025)	500,000	541,687
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, 4%, 3/01/2041	2,000,000	2,134,756
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2039	1,200,000	1,290,108
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 4%, 5/01/2036	300,000	314,255
50

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 4%, 5/01/2041	$920,000	$ 954,321
Lancaster, PA, Higher Education Authority, College Rev. (Harrisburg Area Community College Project), AGM, 5%, 10/01/2028	500,000	577,392
Lancaster, PA, Higher Education Authority, College Rev. (Harrisburg Area Community College Project), AGM, 5%, 10/01/2030	390,000	462,649
Montgomery County, PA, Industrial Development Authority Rev. (Germantown Academy Project), “A”, 4%, 10/01/2046	625,000	648,381
Northampton County, PA, General Purpose Authority College Rev. (Lafayette College), 4%, 11/01/2038	1,000,000	1,087,019
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	1,000,000	1,076,096
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2027	600,000	680,885
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2046	1,750,000	2,008,415
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 4%, 3/01/2037	750,000	798,314
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2039	750,000	846,168
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), “A”, 4%, 7/15/2051	1,250,000	1,272,323
Pennsylvania Public School Building Authority Rev. (Montgomery County Community College), 5%, 5/01/2033	1,000,000	1,072,592
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	95,000	96,601
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	25,000	25,519
Wilkes-Barre, PA, Finance Authority Rev. (University of Scranton), “A”, 5%, 11/01/2026	1,000,000	1,089,203
		$ 19,397,785
Universities - Dormitories – 1.2%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$1,025,000	$ 1,130,974
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046 (Prerefunded 7/01/2024)	1,000,000	1,067,017
		$ 2,197,991
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev., Taxable (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$165,000	$ 169,125
Utilities - Municipal Owned – 1.3%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$95,000	$ 100,642
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	105,000	110,915
Philadelphia, PA, Gas Works Rev., 5%, 8/01/2031	500,000	542,637
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	390,000	372,450
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	55,000	52,525
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	25,000	24,000
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	15,000	14,400
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	140,000	134,400
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	15,000	14,325
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	150,000	143,250
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	245,000	233,975
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	65,000	62,075
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	65,000	62,075
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	9,550
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	200,000	191,000
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	15,437
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	9,613
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	30,000	28,800
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	95,000	90,725
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	105,000	100,800
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	30,000	28,800
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	95,000	91,200
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	80,000	78,000
		$ 2,511,594
Utilities - Other – 0.3%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	$280,000	$ 376,909
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	235,000	238,571
		$ 615,480
51

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 10.7%
Allegheny County, PA, Deer Creek Drainage Basin Authority Sewer Rev., AGM, 4%, 12/01/2035	$400,000	$ 433,970
Allegheny County, PA, Deer Creek Drainage Basin Authority Sewer Rev., AGM, 4%, 12/01/2036	320,000	347,066
Allegheny County, PA, Deer Creek Drainage Basin Authority Sewer Rev., AGM, 4%, 12/01/2037	250,000	271,411
Allegheny County, PA, Sanitation Authority Sewer Rev., BAM, 5%, 12/01/2030	500,000	549,290
Beaver County, PA, Aliquippa Water & Sewer Rev., BAM, 4%, 11/15/2040	690,000	744,599
Beaver County, PA, Aliquippa Water & Sewer Rev., BAM, 4%, 11/15/2041	715,000	770,600
Beaver County, PA, Aliquippa Water & Sewer Rev., BAM, 4%, 11/15/2046	400,000	427,244
Cambria County, PA, Greater Johnstown Water Authority Rev., AGM, 4%, 8/15/2041	2,000,000	2,174,708
Canonsburg-Houston, PA, Joint Authority Sewer Rev., “A”, 5%, 12/01/2040	1,000,000	1,082,808
Capital Region Water Sewer System Rev., 5%, 7/15/2042	1,000,000	1,123,133
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/2042	500,000	507,068
Erie, PA, Water Authority Rev., “A”, AGM, 5%, 12/01/2043	1,000,000	1,141,001
Erie, PA, Water Authority Rev., “A”, AGM, 4%, 12/01/2050	995,000	1,055,702
Erie, PA, Water Authority Rev., “D”, BAM, 4%, 12/01/2041	1,500,000	1,612,761
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	205,000	229,606
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2031	1,000,000	1,055,977
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2032	500,000	527,371
Philadelphia, PA, Water and Wastewater Rev., “A”, 5%, 10/01/2037	1,000,000	1,140,060
Philadelphia, PA, Water and Wastewater Rev., “A”, 5%, 10/01/2038	1,000,000	1,153,895
Pittsburgh, PA, Water & Sewer Authority Rev., “B”, AGM, 5%, 9/01/2033	675,000	804,718
Pittsburgh, PA, Water & Sewer Authority Rev., “B”, AGM, 5%, 9/01/2034	500,000	594,102
Pittsburgh, PA, Water & Sewer System Authority Subordinate Refunding Rev., “B”, AGM, 4%, 9/01/2034	2,500,000	2,723,231
		$ 20,470,321
Total Municipal Bonds (Identified Cost, $174,065,001)		$ 173,607,078
Trust Units – 0.4%
Tax - Other – 0.4%
CCDA Class 60 Trust (taxable), 5%, 7/01/2031	155,000	$ 154,143
PRIFA Class 61 Trust, Class 2026-2005C (taxable), 5.5%, 7/01/2026	655,000	653,335
Total Trust Units (Identified Cost, $816,234)		$ 807,478
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$270,000	$ 234,881
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	433,166	128,270
Total Bonds (Identified Cost, $396,576)		$ 363,151

Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $174,092)	$ 305,095	$163,989

Investment Companies (h) – 6.8%
Money Market Funds – 6.8%
MFS Institutional Money Market Portfolio, 0.21% (v) (Identified Cost, $12,967,833)	12,967,834	$ 12,967,834
Other Assets, Less Liabilities – 1.7%		3,222,193
Net Assets – 100.0%		$ 191,131,723
See Portfolio Footnotes and Notes to Financial Statements
52

Portfolio of Investments – continued
MFS South Carolina Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 93.6%
Airport Revenue – 3.8%
Charleston County, SC, Airport District Rev., 5%, 7/01/2037	$505,000	$ 578,711
Charleston County, SC, Airport District Rev., 5%, 7/01/2038	750,000	858,309
Charleston County, SC, Airport District Rev., 5%, 7/01/2039	450,000	514,295
Charleston County, SC, Airport District Rev., 5%, 7/01/2043	1,250,000	1,419,984
Charleston County, SC, Airport District Rev., 5%, 7/01/2048	1,500,000	1,692,404
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	220,000	223,931
Horry County, SC, Airport Refunding Rev., 4%, 7/01/2038	1,500,000	1,584,999
Horry County, SC, Airport Refunding Rev., 4%, 7/01/2039	1,500,000	1,582,331
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2024	230,000	242,814
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2025	305,000	328,033
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2026	465,000	509,626
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2027	580,000	646,192
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	96,165
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	10,000	10,712
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	75,000	79,381
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	120,000	126,693
		$ 10,494,580
General Obligations - General Purpose – 6.5%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$475,000	$ 467,238
Charleston County, SC, General Obligation Park & Recreation District, 4%, 2/01/2023	1,210,000	1,235,333
Charleston County, SC, General Obligation Park & Recreation District, 4%, 2/01/2024	1,030,000	1,071,057
Charleston County, SC, General Obligation Park & Recreation District, 4%, 2/01/2025	800,000	844,912
Charleston County, SC, General Obligation Park & Recreation District, 4%, 2/01/2028	1,335,000	1,470,331
Charleston County, SC, General Obligation Park & Recreation District, 4%, 2/01/2030	620,000	693,006
Charleston County, SC, General Obligation, “C”, 5%, 11/01/2026	2,055,000	2,271,768
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	105,000	112,366
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	325,000	345,144
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	105,000	114,009
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	46,385	42,326
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	116,044	67,016
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	100,710	103,154
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	100,428	105,956
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	99,518	108,663
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	97,904	109,182
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	95,093	108,311
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	90,173	88,028
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	81,054	78,217
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	69,565	66,794
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	94,583	89,819
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	349,365	328,643
Lancaster County, SC, General Obligation Refunding, 3%, 3/01/2039	725,000	710,312
North Charleston, SC, General Obligation, 5%, 12/01/2024	675,000	727,038
Richland County, SC, Sewer System General Obligation Refunding, 5%, 3/01/2023	690,000	710,991
Richland County, SC, Sewer System General Obligation Refunding, 5%, 3/01/2024	725,000	768,152
South Carolina General Obligation State Institution Bonds, “A”, 5%, 4/01/2034	1,810,000	2,203,817
South Carolina General Obligation State Institution Bonds, “D”, 5%, 4/01/2034	850,000	1,034,942
State of Illinois, General Obligation, 5.5%, 5/01/2039	190,000	214,763
State of Illinois, General Obligation, 5.75%, 5/01/2045	175,000	199,054
State of Illinois, General Obligation, “A”, 5%, 3/01/2028	250,000	276,595
State of Illinois, General Obligation, “A”, 5%, 3/01/2029	370,000	414,138
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	340,000	384,227
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	495,000	562,937
		$ 18,128,239
General Obligations - Schools – 6.9%
Aiken County, SC, Consolidated School District Special Obligation, 4%, 6/01/2035	$275,000	$ 299,329
Aiken County, SC, Consolidated School District Special Obligation, 3.125%, 6/01/2041	1,400,000	1,375,936
53

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Aiken County, SC, Consolidated School District Special Obligation, “A”, 4%, 4/01/2036	$2,000,000	$ 2,165,197
Anderson County, SC, School District, “A”, 5%, 3/01/2026	1,240,000	1,381,161
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	1,295,000	1,387,822
Lexington County, SC, School District No. 1, “A”, 5%, 3/01/2023	1,030,000	1,062,473
Richland County, SC, School District No. 1, General Obligation Refunding, “D”, 5%, 3/01/2024	1,850,000	1,959,038
Richland County, SC, School District No. 2, General Obligation Refunding, 5%, 3/01/2023	2,825,000	2,914,063
Spartanburg County, SC, School District No. 2 General Obligation, 5%, 3/01/2028	1,030,000	1,169,321
Spartanburg County, SC, School District No. 7, General Obligation, “B”, 5%, 3/01/2048	2,000,000	2,276,686
Spartanburg County, SC, School District No. 7, General Obligation, “D”, 5%, 3/01/2042	3,000,000	3,443,959
		$ 19,434,985
Healthcare Revenue - Hospitals – 11.4%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$255,000	$ 266,343
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	10,000	11,136
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	120,000	125,194
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	30,000	30,497
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), 4%, 10/01/2036	1,500,000	1,591,523
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	1,115,000	1,273,837
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2031	1,000,000	1,066,156
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2032	1,000,000	1,065,378
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2035	1,000,000	1,092,344
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2036	1,000,000	1,092,749
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 5%, 12/01/2046	2,000,000	2,260,810
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Anmed Health), 5%, 2/01/2038	1,500,000	1,623,576
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5%, 7/01/2037 (Prerefunded 7/01/2022)	1,250,000	1,261,983
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	2,000,000	2,222,094
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	500,000	533,541
South Carolina Jobs & Economic Development Authority, Hospital Rev. (McLeod Health Projects), 4%, 11/01/2048	2,000,000	2,125,779
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), “A”, 5.25%, 8/01/2030 (Prerefunded 8/01/2023)	1,000,000	1,045,934
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), 5%, 5/01/2037	2,000,000	2,247,562
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2037 (Prerefunded 4/15/2022)	30,000	30,036
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2037	1,970,000	1,972,412
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	3,340,000	3,505,363
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 5%, 4/15/2027	580,000	652,344
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 5%, 4/15/2034	1,000,000	1,168,395
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2036	450,000	490,061
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2037	550,000	598,337
Spartanburg County, SC, Regional Health Services District, Inc. Hospital Refunding Rev., 4%, 4/15/2036	1,380,000	1,497,953
Spartanburg County, SC, Regional Health Services District, Inc. Hospital Refunding Rev., 4%, 4/15/2037	1,000,000	1,082,305
		$ 31,933,642
Healthcare Revenue - Long Term Care – 1.8%
South Carolina Jobs & Economic Development Authority Rev. (Bishop Gadsden Episcopal Retirement Community), “A”, 5%, 4/01/2049	$1,250,000	$ 1,341,085
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/2043	750,000	707,981
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	250,000	235,766
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	750,000	711,713
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036 (n)	1,000,000	1,039,488
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	1,000,000	1,041,167
		$ 5,077,200
54

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – 0.0%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$100,000	$ 96,087
Industrial Revenue - Paper – 0.4%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$1,000,000	$ 1,019,430
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	100,000	106,170
		$ 1,125,600
Miscellaneous Revenue - Other – 1.0%
Florence, SC, Accommodations Fee Rev., 5%, 5/01/2035	$2,550,000	$ 2,754,468
Port Revenue – 4.3%
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	$1,820,000	$ 1,865,570
South Carolina Ports Authority Rev., 5%, 7/01/2028	300,000	321,400
South Carolina Ports Authority Rev., 5%, 7/01/2029	450,000	483,186
South Carolina Ports Authority Rev., 5%, 7/01/2033 (Prerefunded 7/01/2025)	500,000	542,795
South Carolina Ports Authority Rev., 5%, 7/01/2036	3,000,000	3,324,705
South Carolina Ports Authority Rev., 4%, 7/01/2055	2,000,000	2,040,055
South Carolina Ports Authority Rev., “B”, 5%, 7/01/2044	3,000,000	3,318,094
		$ 11,895,805
Sales & Excise Tax Revenue – 3.3%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$20,000	$ 22,316
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	15,000	16,915
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	20,000	22,810
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036	80,000	80,745
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	110,000	110,301
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	95,000	103,381
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	185,000	204,853
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	185,000	207,979
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	35,000	39,852
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	85,000	98,000
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	80,000	90,725
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	105,000	119,861
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	40,000	41,721
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	45,000	46,868
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	50,000	52,980
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	49,000	51,324
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	3,610,000	3,838,151
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	450,000	465,513
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	163,000	168,735
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	4,150
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	71,000	74,644
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	6,000	5,624
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	79,000	67,603
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	14,000	11,161
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	725,000	536,630
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	695,000	474,186
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	5,158,000	1,576,260
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	405,000	393,384
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	270,000	266,415
		$ 9,193,087
Secondary Schools – 0.6%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049 (n)	$250,000	$ 260,116
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042 (Prerefunded 6/01/2022)	220,000	221,433
55

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – continued
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2056 (n)	$1,400,000	$ 1,271,599
		$ 1,753,148
Single Family Housing - State – 5.6%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$530,000	$ 543,815
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	625,000	650,672
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2027	520,000	585,201
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2027	500,000	568,070
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2030 (w)	290,000	334,256
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2030 (w)	560,000	649,723
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2031 (w)	575,000	668,089
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2031 (w)	575,000	671,406
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 3.75%, 7/01/2043	345,000	350,453
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 3.8%, 1/01/2049	330,000	334,796
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 4%, 7/01/2050	2,710,000	2,816,220
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 3%, 1/01/2052	3,140,000	3,151,482
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 3.25%, 1/01/2052	2,850,000	2,889,061
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4.25%, 1/01/2050	855,000	889,258
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, FNMA, 4.75%, 1/01/2049	565,000	594,242
		$ 15,696,744
State & Local Agencies – 12.1%
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), “B”, 5%, 12/01/2030 (Prerefunded 12/01/2023)	$3,595,000	$ 3,781,116
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	55,000	61,678
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	45,000	50,343
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	25,000	27,926
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.1% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	1,330,000	1,261,433
Dillon County, SC, School Facilities Corp., 5%, 12/01/2028	590,000	676,854
Dillon County, SC, School Facilities Corp., 5%, 12/01/2032	1,625,000	1,877,123
Dillon County, SC, School Facilities Corp., 5%, 12/01/2033	1,705,000	1,966,877
Florence, SC, Public Facilities Corp., Installment Purchase Rev., “B”, 4%, 11/01/2030	1,035,000	1,154,093
Florence, SC, Public Facilities Corp., Installment Purchase Rev., “B”, 4%, 11/01/2031	500,000	552,151
Florence, SC, Public Facilities Corp., Installment Purchase Rev., “B”, 4%, 11/01/2032	500,000	547,143
Greenwood, SC, Fifty School Facilities, Inc., Installment Purchase Rev. (Greenwood School District No. 50), BAM, 5%, 12/01/2028	3,000,000	3,347,270
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	240,000	278,205
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	465,000	523,160
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029 (Prerefunded 6/15/2026)	35,000	38,936
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	20,000	22,777
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2033	10,000	11,357
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	10,000	10,488
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	35,000	36,602
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	30,000	31,277
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	30,000	31,180
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	25,000	25,686
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	230,000	252,877
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	490,000	545,514
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2044	815,000	900,175
North Charleston, SC, Public Facilities Corp. Refunding Rev., “B”, 4%, 6/01/2038	1,000,000	1,097,709
North Charleston, SC, Public Facilities Corp. Refunding Rev., “B”, 4%, 6/01/2040	1,000,000	1,094,054
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	2,000,000	2,110,566
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,115,000	1,237,035
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2028	2,000,000	2,177,631
Square County, SC, Redevelopment Corp. Installment Purchase Rev. (Greenville County, South Carolina Project), 4%, 4/01/2026	400,000	429,550
Square County, SC, Redevelopment Corp. Installment Purchase Rev. (Greenville County, South Carolina Project), 5%, 4/01/2027	655,000	745,815
Square County, SC, Redevelopment Corp. Installment Purchase Rev. (Greenville County, South Carolina Project), 5%, 4/01/2028	400,000	463,948
56

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Square County, SC, Redevelopment Corp. Installment Purchase Rev. (Greenville County, South Carolina Project), 5%, 4/01/2030	$300,000	$ 355,860
Square County, SC, Redevelopment Corp. Installment Purchase Rev. (Greenville County, South Carolina Project), 5%, 4/01/2031	400,000	481,504
Square County, SC, Redevelopment Corp. Installment Purchase Rev. (Greenville County, South Carolina Project), 4%, 4/01/2032	350,000	388,405
Square County, SC, Redevelopment Corp. Installment Purchase Rev. (Greenville County, South Carolina Project), 4%, 4/01/2033	600,000	664,501
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2026	1,000,000	1,094,337
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2027	1,195,000	1,307,727
Williamsburg County, SC, Public Facilities Corp. Installment Purchase Refunding Rev. (Williamsburg County Project), BAM, 4%, 6/01/2027	890,000	967,426
Williamsburg County, SC, Public Facilities Corp. Installment Purchase Refunding Rev. (Williamsburg County Project), BAM, 4%, 6/01/2029	535,000	591,476
Williamsburg County, SC, Public Facilities Corp. Installment Purchase Refunding Rev. (Williamsburg County Project), BAM, 4%, 6/01/2031	500,000	550,226
		$ 33,770,011
Tax - Other – 3.1%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$940,000	$ 1,023,697
Greenville County, SC, Special Source Rev., 4%, 4/01/2038	250,000	271,967
Greenville County, SC, Special Source Rev., 4%, 4/01/2039	1,000,000	1,086,069
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	180,000	196,833
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	95,000	103,820
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	285,000	308,532
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	1,260,000	1,465,460
Myrtle Beach, SC, Tax Increment Refunding Bonds Rev. (Myrtle Beach Air Force Base Redevelopment Project Area), 5%, 10/01/2030	1,000,000	1,104,398
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	2,000,000	2,219,555
North Charleston, SC, Limited Obligation Bond (Tax Increment Pledge), 4%, 10/01/2032	685,000	761,214
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	165,000	166,970
		$ 8,708,515
Tax Assessment – 0.4%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049 (n)	$1,000,000	$ 1,026,866
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	20,000	20,766
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	18,000	19,306
		$ 1,066,938
Tobacco – 0.3%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$150,000	$ 168,711
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	280,000	280,955
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	3,020,000	449,201
		$ 898,867
Toll Roads – 0.3%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$275,000	$ 277,734
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	535,000	539,517
		$ 817,251
Transportation - Special Tax – 5.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$680,000	$ 684,416
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	20,000	20,451
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	1,125,000	1,162,588
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	90,000	91,347
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	600,000	608,286
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2038 (w)	85,000	87,890
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2039 (w)	175,000	180,614
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2041 (w)	145,000	148,370
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2029 (w)	80,000	90,622
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2030 (w)	70,000	79,890
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2031 (w)	110,000	126,608
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2032 (w)	80,000	92,655
57

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2033 (w)	$100,000	$ 115,428
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2034 (w)	95,000	109,105
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035 (w)	95,000	108,739
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036 (w)	100,000	114,223
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037 (w)	50,000	56,993
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	150,000	165,643
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	105,000	115,465
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	350,000	387,750
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	125,000	139,162
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	125,000	137,147
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, 5%, 10/01/2036	1,205,000	1,353,176
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, 5%, 10/01/2037	1,500,000	1,683,807
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, AGM, 5%, 10/01/2035	2,000,000	2,256,225
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2030	2,000,000	2,307,395
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2040	2,000,000	2,238,000
		$ 14,661,995
Universities - Colleges – 5.1%
Center for Arts & Health Science Public Facilities Corp. Installment Purchase Rev. (Greenville Technical College Project), 4%, 10/01/2038	$2,000,000	$ 2,212,246
College of Charleston, SC, Academic & Administrative Facilities Refunding Rev., “A”, 5%, 4/01/2028	1,030,000	1,189,653
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, 5%, 4/01/2022	1,205,000	1,205,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	75,000	76,138
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	125,000	127,106
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	55,000	55,453
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	70,000	71,117
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	390,000	426,864
South Carolina Jobs & Economic Development Authority (Furman University), 5%, 10/01/2028	700,000	759,505
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2035	1,565,000	1,702,615
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2049	2,000,000	2,222,031
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	30,000	30,623
University of South Carolina, Higher Education Facilities Refunding Rev. (Campus Village Project), “A', 5%, 5/01/2041	3,000,000	3,571,700
University of South Carolina, Higher Education Facilities Refunding Rev., ”A“, 5%, 5/01/2040	575,000	653,181
		$ 14,303,232
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev., Taxable (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$235,000	$ 240,875
Utilities - Municipal Owned – 8.6%
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	$145,000	$ 153,612
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	170,000	179,576
Newberry, SC, Combined Public Utility System Refunding Rev., ”A“, AGM, 4%, 9/01/2022	325,000	328,627
Newberry, SC, Combined Public Utility System Refunding Rev., ”A“, AGM, 4%, 9/01/2023	285,000	293,400
Newberry, SC, Combined Public Utility System Refunding Rev., ”A“, AGM, 4%, 9/01/2024	255,000	266,376
Newberry, SC, Combined Public Utility System Refunding Rev., ”A“, AGM, 4%, 9/01/2025	375,000	397,775
Newberry, SC, Combined Public Utility System Refunding Rev., ”A“, AGM, 4%, 9/01/2026	640,000	688,602
Newberry, SC, Combined Public Utility System Refunding Rev., ”A“, AGM, 4%, 9/01/2027	200,000	217,343
Newberry, SC, Combined Public Utility System Refunding Rev., ”A“, AGM, 5%, 9/01/2028	275,000	318,728
Newberry, SC, Combined Public Utility System Refunding Rev., ”A“, AGM, 5%, 9/01/2030	275,000	328,617
Piedmont, SC, Municipal Power Agency Rev., ”A“, 4%, 1/01/2025	2,350,000	2,467,541
Piedmont, SC, Municipal Power Agency Rev., ”B“, 5%, 1/01/2032	3,000,000	3,547,630
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	525,000	501,375
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	80,000	76,400
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	40,000	38,400
58

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	$20,000	$ 19,200
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	190,000	182,400
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	20,000	19,100
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	205,000	195,775
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	330,000	315,150
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	100,000	95,500
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	90,000	85,950
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	15,000	14,325
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	270,000	257,850
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	25,000	25,728
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	15,000	14,419
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	40,000	38,400
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	120,000	114,600
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	140,000	134,400
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	45,000	43,200
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	145,000	139,200
Puerto Rico Electric Power Authority Rev., Taxable, ”EEE“, 6.05%, 7/01/2032 (a)(d)	115,000	112,125
Rock Hill, SC, Combined Utility System Rev., ”A“, 4%, 1/01/2049	650,000	680,305
Rock Hill, SC, Utility Systems Rev., 5%, 1/01/2041	1,000,000	1,088,509
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., ”A“, 5%, 6/01/2032	500,000	595,576
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., ”A“, 5%, 6/01/2033	1,000,000	1,187,126
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., ”A“, 4%, 6/01/2035	500,000	543,300
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., ”A“, 4%, 6/01/2036	500,000	542,750
South Carolina Public Service Authority Improvement Rev., ”B“, 4%, 12/01/2038	1,750,000	1,875,455
South Carolina Public Service Authority Improvement Rev., ”B“, 4%, 12/01/2039	1,500,000	1,598,282
South Carolina Public Service Authority Refunding Rev., ”A“, 4%, 12/01/2040	3,000,000	3,180,898
South Carolina Public Service Authority Rev., ”A“, 5%, 12/01/2032	1,000,000	1,173,133
		$ 24,076,658
Utilities - Other – 0.7%
Nebraska Central Plains Energy Project, Gas Project Rev., ”3“, 5%, 9/01/2042	$790,000	$ 801,041
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	130,000	150,638
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	290,000	294,407
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2026	570,000	627,935
		$ 1,874,021
Water & Sewer Utility Revenue – 12.1%
Anderson County, SC, Water & Sewer System Refunding Rev., 4%, 7/01/2033	$750,000	$ 835,543
Columbia, SC, Stormwater System Rev. (City Improvements), 5%, 2/01/2038	755,000	860,054
Columbia, SC, Waterworks & Sewer System Rev., 4%, 2/01/2043	2,000,000	2,111,180
Columbia, SC, Waterworks & Sewer System Rev., ”A“, 4%, 2/01/2044	3,990,000	4,239,849
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	90,000	97,714
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	410,000	442,369
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	300,000	336,009
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), ”B“, 5%, 7/01/2030	500,000	557,138
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), ”B“, 5%, 7/01/2035	500,000	553,041
Lexington County, SC, Joint Municipal Water & Sewer Commission and Improvement Refunding Rev., ”A“, 4%, 6/01/2040	1,235,000	1,328,268
Lexington County, SC, Joint Municipal Water & Sewer Commission and Improvement Refunding Rev., ”A“, 4%, 6/01/2043	1,260,000	1,344,473
Lexington, SC, Waterworks & Sewer Systems Rev., 4%, 6/01/2041	2,000,000	2,141,151
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	50,000	53,011
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	60,000	63,303
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	30,000	31,739
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	70,000	74,026
Mount Pleasant, SC, Waterworks & Sewer System Rev., ”A“, 5%, 6/01/2036	1,000,000	1,127,040
Mount Pleasant, SC, Waterworks & Sewer System Rev., ”A“, 5%, 6/01/2037	1,000,000	1,127,394
59

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
North Charleston, SC, Sewer District, 5%, 7/01/2039	$3,425,000	$ 3,621,981
South Carolina Grand Strand Water & Sewer Authority System Improvement Refunding Rev., ”A“, 4%, 6/01/2046	4,000,000	4,307,279
South Carolina Jobs & Economic Development Authority Rev. (Alligator Rural Water & Sewer Company, Inc. Project), 4%, 3/15/2029	220,000	238,803
South Carolina Jobs & Economic Development Authority Rev. (Alligator Rural Water & Sewer Company, Inc. Project), 4%, 3/15/2030	200,000	218,621
South Carolina Jobs & Economic Development Authority Rev. (Alligator Rural Water & Sewer Company, Inc. Project), 4%, 3/15/2031	250,000	274,672
South Carolina Jobs & Economic Development Authority Rev. (Alligator Rural Water & Sewer Company, Inc. Project), 4%, 3/15/2032	185,000	201,676
Spartanburg, SC, Sanitary Sewer District Convertible Rev., ”B“, 5%, 3/01/2033 (Prerefunded 3/01/2023)	1,000,000	1,031,250
Spartanburg, SC, Sanitary Sewer District Convertible Rev., ”B“, 5%, 3/01/2034	2,000,000	2,153,069
Spartanburg, SC, Water System Refunding & Improvement Rev., ”B“, 5%, 6/01/2039	4,000,000	4,469,635
		$ 33,840,288
Total Municipal Bonds (Identified Cost, $267,095,942)		$ 261,842,236
Trust Units – 0.8%
Tax - Other – 0.8%
CCDA Class 60 Trust (taxable), 5%, 7/01/2031	405,000	$ 402,761
PRIFA Class 61 Trust, Class 2024-2005C (taxable), 5.5%, 7/01/2024	440,000	439,408
PRIFA Class 61 Trust, Class 2025-2005C (taxable), 5.5%, 7/01/2025	50,000	49,903
PRIFA Class 61 Trust, Class 2026-2005C (taxable), 5.5%, 7/01/2026	1,245,000	1,241,836
Total Trust Units (Identified Cost, $2,157,002)		$ 2,133,908
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$420,000	$ 365,370
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	693,066	205,232
Total Bonds (Identified Cost, $623,555)		$ 570,602

Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $256,918)	$ 450,247	$242,008

Investment Companies (h) – 4.8%
Money Market Funds – 4.8%
MFS Institutional Money Market Portfolio, 0.21% (v) (Identified Cost, $13,600,641)	13,600,641	$ 13,600,641
Other Assets, Less Liabilities – 0.5%		1,382,613
Net Assets – 100.0%		$ 279,772,008
See Portfolio Footnotes and Notes to Financial Statements
60

Portfolio of Investments – continued
MFS Virginia Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.2%
Airport Revenue – 3.2%
Chicago, IL, O'Hare International Airport Rev., Senior Lien, ”B“, 5%, 1/01/2030	$510,000	$ 544,938
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., ”A“, 5%, 10/01/2037	1,000,000	1,118,323
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., ”A“, 5%, 10/01/2038	1,000,000	1,116,950
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., ”A“, 4%, 10/01/2039	1,000,000	1,052,858
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., ”A“, 4%, 10/01/2040	1,000,000	1,051,080
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., ”A“, 4%, 10/01/2041	1,000,000	1,049,485
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., ”B“, 5%, 10/01/2027	980,000	1,066,736
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., ”B“, 5%, 10/01/2028	1,000,000	1,085,007
Norfolk, VA, Airport Authority Refunding Rev., ”A“, 5%, 7/01/2028	500,000	570,990
Norfolk, VA, Airport Authority Refunding Rev., ”A“, 5%, 7/01/2029	500,000	576,540
Norfolk, VA, Airport Authority Refunding Rev., ”A“, 5%, 7/01/2030	400,000	465,473
Norfolk, VA, Airport Authority Refunding Rev., ”A“, 5%, 7/01/2031	500,000	587,417
Norfolk, VA, Airport Authority Rev., 5%, 7/01/2029	525,000	605,367
San Francisco, CA, City & County Airports Commission, International Airport Rev., ”B“, 5%, 5/01/2046	1,160,000	1,246,836
		$ 12,138,000
General Obligations - General Purpose – 9.7%
Arlington County, VA, General Obligation Public Improvement, 5%, 6/15/2033	$2,755,000	$ 3,370,328
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	775,000	762,335
Chesterfield County, VA, Public Improvement, ”A“, 4%, 1/01/2036	1,570,000	1,701,073
Chicago, IL, General Obligation, ”A“, 5.5%, 1/01/2033	400,000	428,512
Chicago, IL, General Obligation, ”D“, 5.5%, 1/01/2040	65,000	69,494
Chicago, IL, General Obligation, ”F“, 5.5%, 1/01/2042	475,000	507,253
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	68,673	62,664
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	171,803	99,217
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	149,101	152,719
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	148,683	156,868
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	147,336	160,875
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	144,946	161,643
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	140,785	160,354
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	133,501	130,326
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	120,000	115,800
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	102,991	98,888
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	140,029	132,976
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	476,628	448,358
Commonwealth of Virginia, General Obligation, ”B“, 5%, 6/01/2024	1,315,000	1,403,250
Commonwealth of Virginia, General Obligation, ”B“, 5%, 6/01/2026	4,750,000	5,325,674
Fairfax County, VA, Public Improvement, ”A“, 5%, 10/01/2037	2,000,000	2,342,459
Loudoun County, VA, General Obligation Public Improvement, ”A“, 5%, 12/01/2022	3,000,000	3,073,487
Lynchburg, VA, Public Improvement, 5%, 6/01/2026	1,000,000	1,066,232
Newport News, VA, General Obligation Improvement, ”A“, 4%, 2/01/2038	1,425,000	1,557,040
Norfolk, VA, General Obligation Capital Improvement, 5%, 8/01/2043 (Prerefunded 8/01/2028)	2,615,000	3,053,326
Norfolk, VA, General Obligation Capital Improvement, ”A“, 5%, 3/01/2033	3,000,000	3,647,318
Portsmouth, VA, General Obligation Public Improvement, ”A“, 5%, 2/01/2032 (Prerefunded 2/01/2023)	440,000	452,585
Portsmouth, VA, General Obligation Public Improvement, ”A“, 5%, 2/01/2032 (Prerefunded 2/01/2023)	60,000	61,741
Richmond, VA, Public Improvement, ”A“, 5%, 3/01/2028 (Prerefunded 3/01/2023)	220,000	226,875
State of Illinois, General Obligation, 5.5%, 5/01/2039	270,000	305,189
State of Illinois, General Obligation, 5.75%, 5/01/2045	245,000	278,676
State of Illinois, General Obligation, ”A“, 5%, 3/01/2028	330,000	365,106
State of Illinois, General Obligation, ”A“, 5%, 3/01/2029	495,000	554,050
State of Illinois, General Obligation, ”A“, 5%, 3/01/2030	455,000	514,186
State of Illinois, General Obligation, ”A“, 5%, 3/01/2031	660,000	750,582
Suffolk, VA, General Obligation, 5%, 12/01/2022	2,480,000	2,540,417
		$ 36,237,876
General Obligations - Schools – 3.1%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$70,000	$ 78,280
Virginia Public School Authority, Special Obligation School Financing (Henrico County), 5%, 8/15/2025	2,405,000	2,647,547
61

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Virginia Public School Authority, Special Obligation School Financing (Henrico County), 5%, 8/15/2027	$1,345,000	$ 1,547,564
Virginia Public School Authority, Special Obligation School Financing (Prince William County), 5%, 8/01/2025	1,305,000	1,398,561
Virginia Public School Authority, Special Obligation School Refunding (Montgomery County), 5%, 2/01/2025	5,330,000	5,776,548
		$ 11,448,500
Healthcare Revenue - Hospitals – 18.0%
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2037	$2,800,000	$ 3,292,880
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), ”A-2“, 5%, 8/01/2049	15,000	16,704
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 5%, 7/01/2033	2,000,000	2,304,480
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 5%, 7/01/2034	1,475,000	1,697,693
Colorado Health Facilities Authority Rev. (CommonSpirit Health), ”A-2“, 4%, 8/01/2044	180,000	187,790
Commonwealth of Virginia, University Health System General Rev., ”A“, 4%, 7/01/2040	2,000,000	2,123,527
Doylestown, PA, Hospital Rev., ”A“, 4%, 7/01/2045	45,000	45,745
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), ”A“, 5%, 5/15/2044	2,000,000	2,126,054
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), ”A“, 4%, 5/15/2048	4,000,000	4,213,953
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), ”B“, 5%, 5/15/2022	5,000,000	5,023,086
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2031	750,000	788,553
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2033	1,000,000	1,050,527
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), ”A“, 5%, 9/01/2030	1,585,000	1,810,790
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2039	1,320,000	1,381,205
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2040	550,000	573,584
Lynchburg, VA, Economic Development Authority Rev. (Centra Health), ”A“, 5%, 1/01/2047	3,000,000	3,289,649
Norfolk, VA, Economic Development Authority Health Care Facilities Rev. (Sentara Healthcare), ”B“, 5%, 11/01/2036	2,875,000	2,931,374
Norfolk, VA, Economic Development Authority Hospital Facilities Refunding Rev. (Sentara Healthcare), ”B“, 4%, 11/01/2048	3,000,000	3,191,689
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), ”A“, 5%, 7/01/2047	1,625,000	2,066,353
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Carilion Health System Obligated Group), ”A“, VRDN, 0.47%, 7/01/2036	8,000,000	8,000,000
Rockingham County, Virginia, Economic Development Authority, Health Care Facilities Rev. (Sentara RMH Medical Center), ”A“, 3%, 11/01/2046	2,255,000	2,037,262
Virginia Small Business Financing Authority Rev. (Sentara Healthcare), 4%, 11/01/2039	3,750,000	4,037,811
Virginia Small Business Financing Authority Rev. (Sentara Healthcare), 3%, 11/01/2040	3,370,000	3,272,992
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), ”A“, 4%, 12/01/2049	3,445,000	3,575,041
Virginia Small Business Financing Authority, Hospital Rev. (Carilion Clinic Obligated Group), ”A“, VRDN, 0.5%, 7/01/2042	5,000,000	5,000,000
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2028	600,000	654,052
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2030	400,000	435,287
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), ”A“, 5%, 1/01/2044 (Prerefunded 1/01/2024)	2,000,000	2,104,801
		$ 67,232,882
Healthcare Revenue - Long Term Care – 3.5%
Albemarle County, VA, Economic Development Authority, Residential Care Facilities Rev. (Westminster-Canterbury Blue Ridge), ”A“, 5%, 1/01/2042	$1,000,000	$ 1,025,093
Alexandria, VA, Industrial Development Authority, Residential Care Facilities Mortgage Rev. (Goodwin House, Inc.), 5%, 10/01/2030	1,000,000	1,079,960
Fairfax County, VA, Economic Development Authority Residential Care Facilities Rev. (Goodwin House, Inc.), 5%, 10/01/2036	1,000,000	1,069,243
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Lifespire of Virginia.), ”C“, 5%, 12/01/2037	765,000	828,717
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2024	395,000	396,773
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2025	385,000	386,659
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), 4%, 10/01/2040	500,000	533,782
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), 4%, 10/01/2045	720,000	761,723
Lexington, VA, Industrial Development Authority Residential Care Facilities Rev. (Kendal at Lexington), 4%, 1/01/2037	1,000,000	1,018,998
Lexington, VA, Industrial Development Authority Residential Care Facilities Rev. (Kendal at Lexington), ”A“, 5%, 1/01/2042	1,000,000	1,055,519
Prince William County, VA, Industrial Development Authority, Residential Care Facilities Rev. (Westminster at Lake Ridge), 5%, 1/01/2037	1,000,000	1,018,503
62

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Suffolk, VA, Economic Development Facilities First Mortgage Rev. (Lake Prince Center, Inc.), 5%, 9/01/2031	$1,000,000	$ 1,055,826
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), ”A“, 5%, 1/01/2033	1,750,000	1,943,285
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Pinnacle Living), ”C“, 5%, 6/01/2042	1,000,000	1,046,241
		$ 13,220,322
Industrial Revenue - Environmental Services – 0.3%
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	$1,000,000	$ 1,013,147
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 3.625%, 1/01/2035 (n)	$300,000	$ 288,261
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	$100,000	$ 105,751
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	130,000	138,022
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), ”A“, 6.375%, 3/01/2019 (a)(d)	1,683,272	168
		$ 243,941
Miscellaneous Revenue - Other – 1.5%
Loudoun County, VA, Economic Development Authority Rev. (Howard Hughes Medical Institute), Capital Appreciation, ”A“, 0%, 7/01/2049	$7,500,000	$ 3,047,564
Rappahannock, VA, Regional Jail Authority Rev., 5%, 10/01/2033 (Prerefunded 10/01/2025)	2,220,000	2,443,125
		$ 5,490,689
Multi-Family Housing Revenue – 1.4%
Virginia Housing Development Authority Rev., Rental Housing, ”A“, 3.8%, 9/01/2044	$2,000,000	$ 2,056,622
Virginia Housing Development Authority Rev., Rental Housing, ”D“, 3.7%, 10/01/2038	3,000,000	3,105,036
		$ 5,161,658
Parking – 0.9%
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2035	$1,250,000	$ 1,404,994
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2036	1,000,000	1,122,992
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2037	750,000	841,869
		$ 3,369,855
Port Revenue – 1.4%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$590,000	$ 483,063
Virginia Port Authority Facilities Refunding Rev., ”B“, 5%, 7/01/2027	1,500,000	1,654,106
Virginia Port Authority Facilities Rev, ”A“, 5%, 7/01/2031 (Prerefunded 7/01/2025)	3,000,000	3,261,679
		$ 5,398,848
Sales & Excise Tax Revenue – 3.7%
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2029	$25,000	$ 27,895
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2030	20,000	22,554
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2031	25,000	28,512
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2036	105,000	105,978
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2042	140,000	140,383
Hampton Roads, VA, Transportation Accountability Commission, ”A“, 5%, 7/01/2029	1,000,000	1,179,767
Hampton Roads, VA, Transportation Accountability Commission, ”A“, 5%, 7/01/2030	1,000,000	1,197,894
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	77,000	80,651
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	4,818,000	5,122,496
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	717,000	741,718
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	251,000	259,832
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.536%, 7/01/2053	6,000	6,224
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	122,000	128,262
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	11,000	10,311
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	135,000	115,524
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	26,000	20,727
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	1,212,000	897,098
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	1,160,000	791,447
63

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	$7,149,000	$ 2,184,700
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (n)	640,000	621,644
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	345,000	340,419
		$ 14,024,036
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C.), ”A“, 5%, 6/01/2056 (n)	$325,000	$ 337,081
Single Family Housing - State – 0.8%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, 4.25%, 9/01/2049	$895,000	$ 931,762
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 4.25%, 1/01/2050	1,210,000	1,258,482
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., ”A“, FNMA, 4.75%, 1/01/2049	795,000	836,145
		$ 3,026,389
State & Local Agencies – 10.7%
Campbell County, VA, Industrial Development Authority, 4%, 6/01/2039	$1,000,000	$ 1,085,782
Campbell County, VA, Industrial Development Authority, 4%, 6/01/2040	1,000,000	1,084,159
Colorado State University Board of Governors, System Enterprise Refunding Rev., ”E“, 4%, 3/01/2043	1,555,000	1,651,265
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 1.1% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	1,955,000	1,854,212
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), ”A“, 5%, 10/01/2033 (Prerefunded 10/01/2024)	500,000	536,842
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), ”A“, 5%, 10/01/2034 (Prerefunded 10/01/2024)	1,000,000	1,073,684
Fairfax County, VA, Public Improvement, ”A“, 5%, 10/01/2025	700,000	752,997
Fairfax County, VA, Redevelopment and Housing Authority Refunding Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2039	3,265,000	3,729,528
Franklin County, VA, Industrial Development Authority, 3%, 10/15/2036	1,000,000	1,002,659
Franklin County, VA, Industrial Development Authority, 3%, 10/15/2037	580,000	575,603
Henry County, VA, Industrial Development Authority, Public Facility Leave Rev., 4%, 11/01/2045	3,000,000	3,131,033
Loudoun County, VA, Economic Development Authority Rev. (Louduon County Public Facilities Project), ”A“, 3%, 12/01/2037	2,000,000	2,047,957
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047 (Prerefunded 5/01/2028)	395,000	457,878
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047	770,000	866,308
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	25,000	28,471
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2033	10,000	11,358
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	65,000	68,174
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	55,000	57,517
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	35,000	36,490
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	35,000	36,377
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	25,000	25,686
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”AAA“, 5%, 6/15/2026	340,000	373,818
New River Valley, VA, Regional Jail Authority Rev., 5%, 10/01/2036	3,205,000	3,572,633
Virginia College Building Authority, Educational Facilities Rev. (21st Century College and Equipment Programs), ”E-1“, 5%, 2/01/2023	2,140,000	2,202,463
Virginia Port Authority, Port Fund Rev., ”B“, 5%, 7/01/2027	2,510,000	2,838,440
Virginia Public Building Authority, Facilities Rev., ”A“, 4%, 8/01/2039	4,500,000	4,869,073
Washington, D.C. Metropolitan Area Transit Authority Dedicated Rev. (Green Bonds - Climate Bond Certified), ”A“, 5%, 7/15/2046	5,000,000	5,869,827
		$ 39,840,234
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3%, 12/01/2039	$150,000	$ 145,882
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3.5%, 12/01/2044	385,000	345,904
		$ 491,786
Tax - Other – 0.5%
Triborough Bridge & Tunnel Authority, NY, Payroll Mobility Tax, ”C-3“, 3%, 5/15/2051	$1,965,000	$1,795,369
64

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	$220,000	$ 222,627
		$ 2,017,996
Tax Assessment – 0.6%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043 (Prerefunded 3/01/2023)	$640,000	$ 671,741
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	1,000,000	1,024,671
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.15%, 3/01/2035 (n)	500,000	513,409
		$ 2,209,821
Tobacco – 0.2%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2036	$225,000	$ 253,066
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, ”2“, 0%, 6/01/2057	4,495,000	668,596
		$ 921,662
Toll Roads – 4.0%
Chesapeake Bay Bridge & Tunnel District First Tier General Resolution Rev., 5%, 7/01/2051	$3,000,000	$ 3,222,365
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), ”A“, AGM, 4%, 10/01/2052	3,000,000	3,150,539
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), ”B“, 4%, 10/01/2044	3,000,000	3,124,460
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), ”B“, AGM, 4%, 10/01/2053	2,830,000	2,966,739
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	465,000	469,622
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	905,000	912,641
Virginia Small Business Financing Authority, Senior Lien Private Activity Rev. (Transform 66 P3 Project), 5%, 12/31/2049	1,000,000	1,110,384
		$ 14,956,750
Transportation - Special Tax – 7.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”J“, NPFG, 5%, 7/01/2029	$50,000	$ 51,128
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.5%, 7/01/2029	1,715,000	1,772,301
Commonwealth of Virginia, Federal Transportation Grant Anticipation Rev., 5%, 9/15/2027	1,000,000	1,127,699
Commonwealth of Virginia, Federal Transportation Grant Anticipation Rev., 5%, 9/15/2033	3,360,000	4,016,699
Commonwealth of Virginia, Transportation Board Interstate 81 Corridor Program Rev., 5%, 5/15/2030	300,000	360,153
Commonwealth of Virginia, Transportation Board Interstate 81 Corridor Program Rev., 5%, 5/15/2031	500,000	609,365
Commonwealth of Virginia, Transportation Board Interstate 81 Corridor Program Rev., 5%, 5/15/2032	300,000	363,627
Commonwealth of Virginia, Transportation Board Interstate 81 Corridor Program Rev., 5%, 5/15/2033	500,000	604,892
Commonwealth of Virginia, Transportation Board Interstate 81 Corridor Program Rev., 5%, 5/15/2034	1,655,000	1,999,488
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 4%, 5/15/2042	3,000,000	3,193,539
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, ”A“, 4%, 5/15/2035	2,750,000	2,977,849
Metropolitan Transportation Authority Rev., NY, Anticipation Note, ”D-1“, 5%, 9/01/2022	850,000	861,739
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2038 (w)	115,000	118,910
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2039 (w)	230,000	237,378
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2041 (w)	190,000	194,417
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2029 (w)	100,000	113,277
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2030 (w)	90,000	102,716
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2031 (w)	145,000	166,892
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2032 (w)	100,000	115,819
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2033 (w)	135,000	155,827
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2034 (w)	130,000	149,302
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2035 (w)	120,000	137,354
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2036 (w)	125,000	142,779
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2037 (w)	65,000	74,090
New Jersey Transportation Trust Fund Authority, Transportation Program, ”A“, 5%, 12/15/2039	190,000	211,526
New Jersey Transportation Trust Fund Authority, Transportation Program, ”BB“, 5%, 6/15/2044	190,000	208,464
Virginia Port Authority Rev., 5%, 7/01/2030 (Prerefunded 7/01/2025)	1,000,000	1,090,506
Virginia Port Authority Rev., 5%, 7/01/2031 (Prerefunded 7/01/2025)	500,000	545,253
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	1,560,000	1,757,563
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	1,560,000	1,755,926
65

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., ”B“, 5%, 7/01/2042	$3,860,000	$ 4,326,617
		$ 29,543,095
Universities - Colleges – 9.4%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 9/01/2026	$1,190,000	$ 1,161,028
Commonwealth of Virginia, University General Pledge Refunding Rev., ”A“, 4%, 11/01/2037	745,000	803,832
Commonwealth of Virginia, University General Pledge Refunding Rev., ”A“, 4%, 5/01/2048	2,475,000	2,631,619
Lexington, VA, Industrial Development Authority Educational Facilities Rev. (Washington and Lee Universities), ”A“, 5%, 1/01/2043	1,000,000	1,133,273
Montgomery County, VA, Economic Development Authority Rev., Tax-Exempt (Virginia Tech Foundation), ”A“, 4%, 6/01/2037	1,000,000	1,090,084
Montgomery County, VA, Economic Development Authority Rev., Tax-Exempt (Virginia Tech Foundation), ”A“, 4%, 6/01/2038	1,750,000	1,905,026
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	445,000	448,809
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	230,000	233,876
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	595,000	651,242
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), ”A“, 5%, 9/01/2034	1,000,000	1,105,739
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2038	250,000	260,711
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2039	225,000	234,131
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2040	250,000	259,766
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 5%, 4/01/2049	900,000	995,098
University of Virginia, General Rev. Pledge Refunding, ”A“, 5%, 6/01/2043 (Prerefunded 6/01/2023)	685,000	711,349
University of Virginia, General Rev. Pledge Refunding, ”B“, 5%, 4/01/2046	2,500,000	2,807,483
University of Virginia, Rector and Visitors General Pledge Rev. (Multi-Year Capital Project), ”A“, 4%, 8/01/2048	2,000,000	2,169,034
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), ”A“, 5%, 7/01/2035 (n)	1,000,000	1,026,081
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), ”B“, 5.25%, 7/01/2035 (n)	1,000,000	1,033,590
Virginia College Building Authority, Educational Facilities Rev. (Randolph-Macon College), 4%, 1/15/2041	1,600,000	1,688,977
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 4%, 6/01/2036	1,280,000	1,313,710
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 3%, 6/01/2041	470,000	403,185
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 4%, 6/01/2046	1,250,000	1,258,287
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NPFG, 5.25%, 1/01/2031	1,000,000	1,175,526
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), ”A“, 5%, 1/01/2040 (Prerefunded 1/01/2025)	1,000,000	1,080,405
Virginia Commonwealth University, General Rev., ”A“, 5%, 11/01/2033	4,000,000	4,700,247
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	2,500,000	2,686,055
		$ 34,968,163
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev., Taxable (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$290,000	$ 297,250
Utilities - Municipal Owned – 3.1%
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	$835,000	$ 797,425
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	130,000	124,150
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	60,000	57,600
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	30,000	28,800
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	305,000	292,800
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	30,000	28,650
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	320,000	305,600
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	535,000	510,925
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.625%, 7/01/2023	60,000	60,641
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.65%, 7/01/2024	315,000	318,366
Puerto Rico Electric Power Authority Rev., ”PP“, NPFG, 5%, 7/01/2024	25,000	25,519
Puerto Rico Electric Power Authority Rev., ”SS“, AGM, 4.375%, 7/01/2030	30,000	30,357
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	145,000	138,475
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	140,000	133,700
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	25,000	23,875
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	430,000	410,650
Puerto Rico Electric Power Authority Rev., ”UU“, AGM, 4.25%, 7/01/2027	185,000	186,981
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2030	340,000	347,182
66

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	$35,000	$ 36,019
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	25,000	24,031
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	60,000	57,600
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	205,000	195,775
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	225,000	216,000
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	70,000	67,200
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	215,000	206,400
Puerto Rico Electric Power Authority Rev., Taxable, ”EEE“, 6.05%, 7/01/2032 (a)(d)	175,000	170,625
Richmond, VA, Public Utility Rev., ”A“, 5%, 1/15/2027 (Prerefunded 1/15/2023)	2,555,000	2,625,494
Richmond, VA, Public Utility Rev., ”A“, 5%, 1/15/2035	2,000,000	2,210,043
Richmond, VA, Public Utility Rev., ”A“, 5%, 1/15/2038 (Prerefunded 1/15/2023)	2,000,000	2,055,181
		$ 11,686,064
Utilities - Other – 0.4%
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	$290,000	$ 294,407
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2026	1,140,000	1,255,871
		$ 1,550,278
Water & Sewer Utility Revenue – 10.4%
Fairfax County, VA, Sewer Rev., ”A“, 4%, 7/15/2039	$3,000,000	$ 3,366,505
Fairfax County, VA, Water Authority Rev., 4%, 4/01/2032	2,175,000	2,454,532
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2041	3,000,000	3,378,009
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	295,000	324,311
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	375,000	412,225
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,045,000	1,145,799
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	430,000	481,612
Hampton Roads, VA, Sanitation District Wastewater Rev., ”A“, 5%, 10/01/2035 (Prerefunded 10/01/2027)	660,000	758,689
Hampton Roads, VA, Sanitation District Wastewater Rev., ”A“, 4%, 10/01/2037	1,350,000	1,432,450
Hampton Roads, VA, Sanitation District Wastewater Rev., ”A“, 4%, 10/01/2038	1,265,000	1,340,274
Henrico County, VA, Water and Sewer System Rev., 4%, 5/01/2046	1,435,000	1,550,333
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	80,000	84,817
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	100,000	105,504
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	50,000	52,898
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	110,000	116,326
Norfolk, VA, Water Rev., 5%, 11/01/2028 (Prerefunded 5/01/2022)	985,000	988,072
Norfolk, VA, Water Rev., 5%, 11/01/2028	15,000	15,045
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 3%, 7/01/2044	2,065,000	2,090,663
Virginia Beach, VA, Water & Sewer System Rev., 5%, 10/01/2022	1,310,000	1,334,672
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, ”B“, 5%, 11/01/2025	5,000	5,015
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, ”B“, 5%, 11/01/2027	45,000	45,133
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, ”B“, 5%, 11/01/2028	40,000	40,126
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, ”C“, 4%, 11/01/2032	1,000,000	1,132,695
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, ”C“, 4%, 11/01/2033	1,500,000	1,696,091
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, ”C“, 4%, 11/01/2034	500,000	564,580
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, ”C“, 4%, 11/01/2036	3,450,000	3,782,735
Virginia Resources Authority, Infrastructure Rev., Unrefunded Balance, 5%, 11/01/2025	45,000	45,133
Virginia Resources Authority, Infrastructure Rev., Virginia Pooled Financing Program, ”C“, 5%, 11/01/2022	1,620,000	1,655,447
Virginia Resources Authority, Infrastructure Rev., Virginia Pooled Financing Program, ”C“, 4%, 11/01/2044	3,235,000	3,537,836
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), Capital Appreciation, 0%, 11/01/2033 (Prerefunded 11/01/2022)	2,245,000	1,473,160
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), Capital Appreciation, 0%, 11/01/2034 (Prerefunded 11/01/2022)	2,250,000	1,410,225
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), Capital Appreciation, 0%, 11/01/2035 (Prerefunded 11/01/2022)	1,950,000	1,165,782
67

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), Capital Appreciation, 0%, 11/01/2036 (Prerefunded 11/01/2022)	$1,250,000	$ 711,827
		$ 38,698,521
Total Municipal Bonds (Identified Cost, $362,232,248)		$ 355,813,105
Trust Units – 0.8%
Tax - Other – 0.8%
CCDA Class 60 Trust (taxable), 5%, 7/01/2031	375,000	$ 372,927
PRIFA Class 61 Trust, Class 2024-2005C (taxable), 5.5%, 7/01/2024	700,000	699,059
PRIFA Class 61 Trust, Class 2025-2005C (taxable), 5.5%, 7/01/2025	85,000	84,835
PRIFA Class 61 Trust, Class 2026-2005C (taxable), 5.5%, 7/01/2026	2,030,000	2,024,841
Total Trust Units (Identified Cost, $3,216,298)		$ 3,181,662
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$557,000	$ 484,551
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,039,600	307,847
Total Bonds (Identified Cost, $868,253)		$ 792,398

Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $380,364)	$ 666,587	$358,290

Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 0.21% (v) (Identified Cost, $7,310,699)	7,310,732	$ 7,310,732
Other Assets, Less Liabilities – 1.7%		6,354,786
Net Assets – 100.0%		$ 373,810,973
See Portfolio Footnotes and Notes to Financial Statements
68

Portfolio of Investments – continued
MFS West Virginia Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.1%
Airport Revenue – 1.0%
Dallas and Fort Worth, TX, International Airport Rev., ”B“, 5%, 11/01/2044	$155,000	$ 157,769
Salt Lake, UT, International Airport Rev., ”A“, 5%, 7/01/2024	90,000	95,014
Salt Lake, UT, International Airport Rev., ”A“, 5%, 7/01/2025	115,000	123,684
Salt Lake, UT, International Airport Rev., ”A“, 5%, 7/01/2026	175,000	191,795
Salt Lake, UT, International Airport Rev., ”A“, 5%, 7/01/2027	220,000	245,108
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”B“, 5%, 12/01/2044	60,000	64,110
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”B“, BAM, 5%, 12/01/2039	70,000	74,983
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”C“, 5%, 12/01/2039	55,000	58,213
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”C“, 5%, 12/01/2044	85,000	89,741
		$ 1,100,417
General Obligations - General Purpose – 13.0%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$260,000	$ 255,751
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	20,954	19,120
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	52,422	30,274
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	45,495	46,599
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	45,368	47,865
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	44,957	49,088
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	44,227	49,322
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	42,958	48,929
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	40,735	39,766
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	36,615	35,333
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	31,426	30,174
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	42,727	40,575
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	143,435	134,928
State of California, Various Purpose General Obligation Refunding, 4%, 10/01/2041	730,000	795,811
State of Illinois, General Obligation, 5.5%, 5/01/2039	165,000	186,505
State of Illinois, General Obligation, ”A“, 5%, 3/01/2030	135,000	152,561
State of Illinois, General Obligation, ”A“, 5%, 3/01/2031	195,000	221,763
State of West Virginia, General Obligation Road Bonds, ”A“, 5%, 6/01/2027	720,000	823,221
State of West Virginia, General Obligation Road Bonds, ”A“, 5%, 12/01/2035	1,000,000	1,178,564
State of West Virginia, General Obligation Road Bonds, ”A“, 5%, 12/01/2042	3,000,000	3,563,954
State of West Virginia, General Obligation Road Bonds, ”A“, 5%, 6/01/2044	3,000,000	3,495,374
State of West Virginia, General Obligation Road Bonds, ”B“, 5%, 12/01/2040	1,750,000	2,013,659
State of West Virginia, General Obligation Road Bonds, ”B“, 5%, 6/01/2041	200,000	229,895
State of West Virginia, General Obligation Road Bonds, ”B“, 4%, 12/01/2042	1,000,000	1,078,460
		$ 14,567,491
General Obligations - Schools – 2.8%
Cabell County, WV, Public School Board of Education, AGM, 3%, 6/01/2029	$1,400,000	$ 1,451,497
Greenbrier County, WV, Board of Education, 4%, 5/01/2024	590,000	614,242
Monongalia County, WV, Board of Education, 5%, 5/01/2031 (Prerefunded 5/01/2022)	1,000,000	1,003,081
		$ 3,068,820
Healthcare Revenue - Hospitals – 16.3%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), ”A“, 4%, 4/01/2044	$155,000	$ 161,895
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc. Project), ”A“, 4%, 4/01/2052	765,000	799,143
Doylestown, PA, Hospital Rev., ”A“, 4%, 7/01/2045	15,000	15,248
Spartanburg County, SC, Regional Health Services District Hospital Rev., ”A“, 4%, 4/15/2043	780,000	818,618
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), ”A“, 4%, 12/01/2049	490,000	508,496
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Cabell Huntington Hospital Obligated Group), 4%, 1/01/2038	230,000	240,592
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), ”A“, 5%, 9/01/2028	1,000,000	1,062,996
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), ”A“, 5%, 9/01/2039	1,500,000	1,709,098
West Virginia Hospital Finance Authority Hospital Rev. (Cabell Huntington Hospital Obligated Group), ”A“, 4.125%, 1/01/2047	1,245,000	1,295,118
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), ”A“, ETM, 6.5%, 9/01/2023	660,000	687,670
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044 (Prerefunded 1/01/2024)	1,000,000	1,053,283
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	1,000,000	1,087,472
69

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), ”A“, 5%, 6/01/2027	$200,000	$ 220,449
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), ”A“, 4%, 6/01/2035	1,500,000	1,580,688
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), ”A“, 5.5%, 6/01/2044 (Prerefunded 6/01/2023)	3,460,000	3,610,814
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, AGM, 4%, 6/01/2051	2,000,000	2,120,929
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), ”A“, 5%, 6/01/2042	1,000,000	1,106,166
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), ”A“, 4%, 6/01/2051	220,000	230,518
		$ 18,309,193
Industrial Revenue - Other – 0.6%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$420,000	$ 515,318
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 4%, 1/01/2050 (n)	200,000	185,129
		$ 700,447
Miscellaneous Revenue - Other – 6.8%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2040 (Prerefunded 7/01/2023)	$140,000	$ 145,026
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”1“, 5%, 11/15/2044 (n)	580,000	607,148
State of West Virginia, Higher Education Policy Commission Community & Technical Colleges Capital Improvement Refunding Rev., 5%, 7/01/2038	200,000	225,633
West Virginia Economic Development Authority, Excess Lottery Rev., 5%, 6/15/2022	250,000	251,843
West Virginia Economic Development Authority, Excess Lottery Rev., ”A“, 5%, 7/01/2038	1,000,000	1,154,004
West Virginia School Building Authority, ”A“, 5%, 7/01/2028	590,000	639,728
West Virginia School Building Authority, ”A“, 3%, 7/01/2033	2,000,000	2,028,093
West Virginia School Building Authority, Excess Lottery Rev., ”B“, 5%, 7/01/2030	1,000,000	1,002,996
West Virginia School Building Authority, Lottery Capital Improvement Rev., “A”, 5%, 7/01/2028	1,500,000	1,560,252
		$ 7,614,723
Port Revenue – 0.1%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$170,000	$ 139,188
Sales & Excise Tax Revenue – 4.4%
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2029	$10,000	$ 11,158
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2030	5,000	5,638
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2031	10,000	11,405
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2036	30,000	30,280
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2042	45,000	45,123
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A“, 5%, 7/01/2031	500,000	609,212
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), ”A“, 4.125%, 6/01/2043 (n)	1,000,000	1,010,986
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	25,000	26,186
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	1,537,000	1,634,138
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	238,000	246,205
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	83,000	85,920
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.536%, 7/01/2053	1,000	1,037
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	39,000	41,002
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	3,000	2,812
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	45,000	38,508
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	7,000	5,580
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	412,000	304,954
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	396,000	270,184
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	1,503,000	459,310
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (n)	120,000	116,558
		$ 4,956,196
70

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – 2.4%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, 4.25%, 9/01/2049	$280,000	$ 291,501
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 4.25%, 1/01/2050	380,000	395,226
West Virginia Housing Development Fund, ”A“, 3.875%, 11/01/2044	1,500,000	1,529,854
West Virginia Housing Development Fund, ”B“, 1.8%, 5/01/2026	485,000	475,306
		$ 2,691,887
State & Local Agencies – 8.2%
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047 (Prerefunded 5/01/2028)	$140,000	$ 162,286
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047	260,000	292,520
Maryland Stadium Authority, Built to Learn Rev., ”A“, 4%, 6/01/2047	1,000,000	1,052,906
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	5,000	5,694
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	5,000	5,244
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	20,000	20,915
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	15,000	15,639
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	10,000	10,393
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	10,000	10,274
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”AAA“, 5%, 6/15/2026	105,000	115,444
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2044	1,640,000	779,792
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 5/01/2033	1,000,000	1,001,460
West Virginia Economic Development Authority, Lease Rev. (Correctional, Juvenile and Public Safety Facilities), ”A“, 5%, 6/01/2025	255,000	256,565
West Virginia Economic Development Authority, Lease Rev. (Correctional, Juvenile and Public Safety Facilities), ”A“, 5%, 6/01/2029	2,000,000	2,012,956
West Virginia Economic Development Authority, Lease Rev. (Correctional, Juvenile and Public Safety Facilities), ”A“, AGM, 5%, 6/01/2022	1,000,000	1,002,960
West Virginia Economic Development Authority, Lease Rev. (State Office Building), ”B“, NPFG, 5.25%, 1/01/2025	315,000	316,032
West Virginia Economic Development Authority, Lease Rev. (State Office Building), ”B“, NPFG, 5.25%, 1/01/2030	1,355,000	1,359,437
West Virginia Hospital Finance Authority Hospital Rev. (Veterans Nursing Home), 5.5%, 3/01/2034	795,000	796,552
		$ 9,217,069
Tax - Other – 2.2%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$535,000	$ 582,636
New York City Transitional Finance Authority Rev., ”C-1“, 4%, 2/01/2038	755,000	800,731
Virgin Islands Public Finance Authority Rev. (Gross Receipts), AGM, 5%, 10/01/2032	1,000,000	1,012,013
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	101,194
		$ 2,496,574
Tax Assessment – 1.3%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, ”A“, 5%, 6/01/2033	$455,000	$ 454,971
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4%, 6/01/2034	1,000,000	999,937
		$ 1,454,908
Tobacco – 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2036	$75,000	$ 84,355
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 4%, 6/01/2048	125,000	125,426
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, ”2“, 5%, 6/01/2055	500,000	520,349
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, ”2“, 0%, 6/01/2057	1,360,000	202,290
		$ 932,420
Toll Roads – 2.4%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$155,000	$ 165,829
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	120,000	127,917
West Virginia Parkways Authority, Senior Lien Turnpike Toll Rev., 4%, 6/01/2042	1,250,000	1,364,911
West Virginia Parkways Authority, Turnpike Toll Rev., 4%, 6/01/2047	1,000,000	1,063,928
		$ 2,722,585
71

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – 4.8%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”AA-1“, AGM, 4.95%, 7/01/2026	$520,000	$ 523,376
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.5%, 7/01/2029	760,000	785,393
New Jersey Transportation Trust Fund Authority, ”AA“, 4%, 6/15/2050	1,000,000	1,015,233
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	220,000	243,729
New Jersey Transportation Trust Fund Authority, Transportation Program, ”BB“, 4%, 6/15/2044	1,225,000	1,249,579
West Virginia, Surface Transportation Improvements Special Obligation, ”A“, 5%, 9/01/2025	1,400,000	1,535,641
		$ 5,352,951
Universities - Colleges – 9.5%
Fairmont, WV, State University Board of Governors Refunding Rev., ”A“, 5%, 6/01/2031	$720,000	$ 846,912
Fairmont, WV, State University Board of Governors Refunding Rev., ”A“, 5%, 6/01/2032	1,050,000	1,249,228
Marshall University, WV, Board of Governors Rev., ”A“, AGM, 5%, 5/01/2030	860,000	1,015,140
Marshall University, WV, Board of Governors Rev., ”A“, AGM, 3%, 5/01/2046	1,000,000	921,757
Marshall University, WV, Board of Governors Rev., ”A“, AGM, 4%, 5/01/2050	1,500,000	1,586,692
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	110,000	111,189
West Virginia University, Board of Governors Improvement Rev. (West Virginia University Project), ”A“, 5%, 10/01/2044	1,000,000	1,184,203
West Virginia University, Board of Governors Improvement Rev. (West Virginia University Project), ”A“, 5%, 10/01/2049	1,000,000	1,152,538
West Virginia University, University Systems Rev., ”A“, NPFG, 5.25%, 4/01/2028	2,385,000	2,615,088
		$ 10,682,747
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev., Taxable (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$140,000	$ 143,500
Utilities - Investor Owned – 2.4%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheel Power Co. - Mitchell Project), ”A“, 3%, 6/01/2037 (Put Date 6/18/2027) (w)	$1,000,000	$ 1,000,852
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), ”A“, 0.625%, 12/01/2038 (Put Date 12/15/2025)	750,000	703,362
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), ”A“, 1%, 1/01/2041 (Put Date 9/01/2025)	1,000,000	954,686
		$ 2,658,900
Utilities - Municipal Owned – 1.7%
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2033	$435,000	$ 461,896
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	285,000	272,175
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	45,000	42,975
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	20,000	19,200
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	10,000	9,600
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	100,000	96,000
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	10,000	9,550
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	110,000	105,050
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	180,000	171,900
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	40,000	38,200
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	50,000	47,750
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	10,000	9,550
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	145,000	138,475
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2030	135,000	137,852
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	10,000	10,291
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	10,000	9,612
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	20,000	19,200
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	70,000	66,850
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	75,000	72,000
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	20,000	19,200
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	65,000	62,400
Puerto Rico Electric Power Authority Rev., Taxable, ”EEE“, 6.05%, 7/01/2032 (a)(d)	50,000	48,750
		$ 1,868,476
72

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – 0.1%
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	$125,000	$ 126,899
Water & Sewer Utility Revenue – 15.2%
Berkeley County, WV, Public Service Sewer District, ”A“, BAM, 5%, 6/01/2036	$1,700,000	$ 1,868,867
Fairmont, WV, Waterworks Rev., AAC, 5.25%, 7/01/2022	75,000	75,651
Fairmont, WV, Waterworks Rev., ”A“, BAM, 4%, 7/01/2027	200,000	216,358
Fairmont, WV, Waterworks Rev., ”A“, BAM, 4%, 7/01/2028	200,000	218,365
Fairmont, WV, Waterworks Rev., ”A“, BAM, 4%, 7/01/2029	300,000	330,439
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	40,000	43,428
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	180,000	194,210
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	20,000	21,042
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	20,000	20,964
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	135,000	151,204
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	35,000	37,108
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	40,000	42,202
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	20,000	21,159
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	50,000	52,876
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	75,000	80,212
Morgantown, WV, Combined Utility System Rev., ”A“, AGM, 5%, 12/01/2041	1,000,000	1,109,913
Morgantown, WV, Combined Utility System Rev., ”A“, BAM, 4%, 12/01/2033	400,000	441,176
Morgantown, WV, Combined Utility System Rev., ”B“, 5%, 12/01/2043	2,000,000	2,275,899
West Virginia Water Development Authority Rev. (Loan Program II), ”A“, 5%, 11/01/2026	650,000	680,975
West Virginia Water Development Authority Rev. (Loan Program II), ”A-II“, 5%, 11/01/2033	1,475,000	1,655,725
West Virginia Water Development Authority Rev. (Loan Program IV), ”A-IV“, 5%, 11/01/2038	500,000	568,027
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/2038 (Prerefunded 6/01/2023)	3,000,000	3,111,873
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/2043 (Prerefunded 6/01/2023)	1,000,000	1,037,291
Wheeling, WV, Combined Waterworks and Sewerage System Rev., ”A“, BAM, 4%, 6/01/2041	1,000,000	1,094,120
Wheeling, WV, Combined Waterworks and Sewerage System Rev., ”A“, BAM, 4%, 6/01/2051	1,500,000	1,618,101
		$ 16,967,185
Total Municipal Bonds (Identified Cost, $108,237,823)		$ 107,772,576
Trust Units – 1.0%
Tax - Other – 1.0%
CCDA Class 60 Trust (taxable), 5%, 7/01/2031	945,000	$ 939,776
PRIFA Class 61 Trust, Class 2026-2005C (taxable), 5.5%, 7/01/2026	95,000	94,758
Total Trust Units (Identified Cost, $1,045,072)		$ 1,034,534
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$167,000	$ 145,278
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	346,533	102,616
Total Bonds (Identified Cost, $272,220)		$ 247,894

Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $116,061)	$ 203,397	$109,326
73

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 0.21% (v) (Identified Cost, $2,356,969)	2,356,969	$ 2,356,969
Other Assets, Less Liabilities – 0.5%		599,802
Net Assets – 100.0%		$ 112,121,101
Portfolio Footnotes:
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers and in unaffiliated issuers were as follows:
	Affiliated Issuers	Unaffiliated Issuers
Mississippi Fund	$ 2,539,919	$ 95,028,632
New York Fund	5,439,822	255,651,087
North Carolina Fund	41,867,648	491,548,325
Pennsylvania Fund	12,967,834	174,941,696
South Carolina Fund	13,600,641	264,788,754
Virginia Fund	7,310,732	360,145,455
West Virginia Fund	2,356,969	109,164,330
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities and percentage of net assets for each fund is as follows:
	Value	Percent of net assets
Mississippi Fund	$ 783,313	0.8%
New York Fund	11,141,498	4.3%
North Carolina Fund	4,464,546	0.8%
Pennsylvania Fund	2,575,542	1.3%
South Carolina Fund	4,924,557	1.8%
Virginia Fund	6,990,701	1.9%
West Virginia Fund	2,167,715	1.9%
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
SOFR	Secured Overnight Financing Rate
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See Notes to Financial Statements
74

Financial Statements
Statements of Assets and Liabilities
At 3/31/22
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $94,973,396, $256,308,344, $496,177,500, and $175,451,903, respectively)	$95,028,632	$255,651,087	$491,548,325	$174,941,696
Investments in affiliated issuers, at value (identified cost, $2,539,919, $5,439,822, $41,867,591, and $12,967,833, respectively)	2,539,919	5,439,822	41,867,648	12,967,834
Receivables for
Investments sold	361,217	142,348	3,472,374	980,816
Fund shares sold	1,101	134,485	3,810,635	618,004
When-issued investments sold	130,701	340,865	—	—
Interest	1,019,094	2,764,916	6,767,058	2,065,476
Receivable from investment adviser	—	11,559	—	10,198
Other assets	495	911	1,740	673
Total assets	$99,081,159	$264,485,993	$547,467,780	$191,584,697
Liabilities
Payable to custodian	$—	$—	$74	$1,366
Payables for
Distributions	7,942	62,348	49,165	43,855
Investments purchased	—	—	—	13,991
Fund shares reacquired	162,752	200,886	1,783,220	275,572
When-issued investments purchased	647,397	4,562,943	3,673,950	—
Payable to affiliates
Investment adviser	2,340	—	12,879	—
Administrative services fee	131	250	457	199
Shareholder servicing costs	18,204	46,037	102,450	37,237
Distribution and service fees	447	2,664	6,426	749
Payable for independent Trustees' compensation	17	52	2,638	11
Accrued expenses and other liabilities	72,156	81,004	92,573	79,994
Total liabilities	$911,386	$4,956,184	$5,723,832	$452,974
Net assets	$98,169,773	$259,529,809	$541,743,948	$191,131,723
Net assets consist of
Paid-in capital	$100,881,071	$263,242,456	$557,273,601	$193,560,022
Total distributable earnings (loss)	(2,711,298)	(3,712,647)	(15,529,653)	(2,428,299)
Net assets	$98,169,773	$259,529,809	$541,743,948	$191,131,723
75

Statements of Assets and Liabilities – continued
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net assets
Class A	$81,092,703	$153,525,482	$354,751,808	$132,466,373
Class B	89,846	725,338	322,660	577,103
Class C	—	9,645,829	28,827,534	—
Class I	13,660,624	44,708,366	116,856,802	37,529,709
Class R6	3,326,600	50,924,794	40,985,144	20,558,538
Total net assets	$98,169,773	$259,529,809	$541,743,948	$191,131,723
Shares of beneficial interest outstanding
Class A	8,691,843	14,450,817	31,527,475	13,182,771
Class B	9,613	68,444	28,711	57,281
Class C	—	909,030	2,563,451	—
Class I	1,466,544	4,759,236	12,458,593	3,919,764
Class R6	357,132	5,422,848	4,369,497	2,146,937
Total shares of beneficial interest outstanding	10,525,132	25,610,375	50,947,727	19,306,753
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$9.33	$10.62	$11.25	$10.05
Offering price per share (100 / 95.75 x net asset value per share)	$9.74	$11.09	$11.75	$10.50
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$9.35	$10.60	$11.24	$10.07
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$—	$10.61	$11.25	$—
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.31	$9.39	$9.38	$9.57
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.31	$9.39	$9.38	$9.58
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements
76

Statements of Assets and Liabilities – continued
At 3/31/22	South Carolina Fund	Virginia Fund	West Virginia Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $270,133,417, $366,697,163, and $109,671,176, respectively)	$264,788,754	$360,145,455	$109,164,330
Investments in affiliated issuers, at value (identified cost, $13,600,641, $7,310,699, and $2,356,969, respectively)	13,600,641	7,310,732	2,356,969
Receivables for
Investments sold	3,060,131	3,357,570	335,000
Fund shares sold	45,054	1,679,214	23,943
When-issued investments sold	357,854	460,194	—
Interest	3,272,429	4,267,948	1,411,478
Receivable from investment adviser	5,205	15,072	10,853
Other assets	951	1,106	558
Total assets	$285,131,019	$377,237,291	$113,303,131
Liabilities
Payable to custodian	$33	$—	$—
Payables for
Distributions	20,731	65,406	11,062
Fund shares reacquired	1,088,428	907,212	68,511
When-issued investments purchased	4,111,077	2,273,739	1,000,000
Payable to affiliates
Administrative services fee	265	334	141
Shareholder servicing costs	51,888	87,375	26,163
Distribution and service fees	2,809	4,028	1,285
Payable for independent Trustees' compensation	2,711	2,678	2,670
Accrued expenses and other liabilities	81,069	85,546	72,198
Total liabilities	$5,359,011	$3,426,318	$1,182,030
Net assets	$279,772,008	$373,810,973	$112,121,101
Net assets consist of
Paid-in capital	$290,254,390	$386,974,022	$116,112,683
Total distributable earnings (loss)	(10,482,382)	(13,163,049)	(3,991,582)
Net assets	$279,772,008	$373,810,973	$112,121,101
77

Statements of Assets and Liabilities – continued
	South Carolina Fund	Virginia Fund	West Virginia Fund
Net assets
Class A	$204,883,114	$246,985,842	$94,023,981
Class B	146,338	387,220	53,698
Class C	—	11,754,287	—
Class I	56,292,149	88,807,552	16,289,736
Class R6	18,450,407	25,876,072	1,753,686
Total net assets	$279,772,008	$373,810,973	$112,121,101
Shares of beneficial interest outstanding
Class A	17,651,996	22,930,950	8,840,749
Class B	12,615	35,976	5,051
Class C	—	1,091,624	—
Class I	5,986,266	9,487,107	1,740,215
Class R6	1,961,754	2,762,090	187,382
Total shares of beneficial interest outstanding	25,612,631	36,307,747	10,773,397
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$11.61	$10.77	$10.64
Offering price per share (100 / 95.75 x net asset value per share)	$12.13	$11.25	$11.11
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$11.60	$10.76	$10.63
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$—	$10.77	$—
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.40	$9.36	$9.36
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.41	$9.37	$9.36
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements
78

Financial Statements
Statements of Operations
Year ended 3/31/22
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net investment income (loss)
Interest	$2,963,210	$8,424,467	$14,280,132	$5,349,606
Dividends from affiliated issuers	1,340	2,580	10,115	3,654
Other	14,868	42,548	72,702	23,927
Total investment income	$2,979,418	$8,469,595	$14,362,949	$5,377,187
Expenses
Management fee	$495,527	$1,303,665	$2,517,187	$890,038
Distribution and service fees	231,838	557,930	1,248,420	360,822
Shareholder servicing costs	71,666	209,930	386,107	146,202
Administrative services fee	25,398	48,992	84,435	36,923
Independent Trustees' compensation	3,917	6,397	10,275	5,079
Custodian fee	21,163	38,557	66,512	33,127
Shareholder communications	6,154	10,313	16,478	10,742
Audit and tax fees	60,173	60,205	60,255	60,188
Legal fees	10,858	13,531	11,141	11,987
Registration fees	61,217	73,507	78,241	61,890
Miscellaneous	30,026	33,119	37,525	31,105
Total expenses	$1,017,937	$2,356,146	$4,516,576	$1,648,103
Fees paid indirectly	(2)	(2)	(4)	(1)
Reduction of expenses by investment adviser and distributor	(153,477)	(129,201)	(75,091)	(315,333)
Net expenses	$864,458	$2,226,943	$4,441,481	$1,332,769
Net investment income (loss)	$2,114,960	$6,242,652	$9,921,468	$4,044,418
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$49,320	$21,533	$606,215	$118,242
Net realized gain (loss)	$49,320	$21,533	$606,215	$118,242
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(6,329,056)	$(18,097,022)	$(32,562,449)	$(10,948,814)
Affiliated issuers	—	—	—	1
Net unrealized gain (loss)	$(6,329,056)	$(18,097,022)	$(32,562,449)	$(10,948,813)
Net realized and unrealized gain (loss)	$(6,279,736)	$(18,075,489)	$(31,956,234)	$(10,830,571)
Change in net assets from operations	$(4,164,776)	$(11,832,837)	$(22,034,766)	$(6,786,153)
See Notes to Financial Statements
79

Statements of Operations – continued
Year ended 3/31/22	South Carolina Fund	Virginia Fund	West Virginia Fund
Net investment income (loss)
Interest	$7,291,318	$11,643,795	$3,436,363
Dividends from affiliated issuers	4,918	3,665	1,347
Other	35,311	57,260	15,956
Total investment income	$7,331,547	$11,704,720	$3,453,666
Expenses
Management fee	$1,381,593	$1,785,619	$526,160
Distribution and service fees	565,312	780,786	249,163
Shareholder servicing costs	198,677	321,470	99,957
Administrative services fee	51,268	63,069	26,294
Independent Trustees' compensation	6,869	8,071	4,243
Custodian fee	42,370	46,864	19,618
Shareholder communications	9,573	12,969	6,399
Audit and tax fees	60,208	60,225	60,174
Legal fees	11,818	7,385	4,475
Registration fees	65,025	80,076	62,184
Interest expense and fees	—	2,604	—
Miscellaneous	33,113	33,077	29,917
Total expenses	$2,425,826	$3,202,215	$1,088,584
Fees paid indirectly	(3)	(6)	(3)
Reduction of expenses by investment adviser and distributor	(60,253)	(218,108)	(115,202)
Net expenses	$2,365,570	$2,984,101	$973,379
Net investment income (loss)	$4,965,977	$8,720,619	$2,480,287
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$235,431	$762,330	$432,348
Futures contracts	—	—	(8,181)
Net realized gain (loss)	$235,431	$762,330	$424,167
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(17,655,390)	$(24,058,558)	$(6,304,814)
Affiliated issuers	—	—	1
Futures contracts	—	—	79,267
Net unrealized gain (loss)	$(17,655,390)	$(24,058,558)	$(6,225,546)
Net realized and unrealized gain (loss)	$(17,419,959)	$(23,296,228)	$(5,801,379)
Change in net assets from operations	$(12,453,982)	$(14,575,609)	$(3,321,092)
See Notes to Financial Statements
80

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Year ended 3/31/22	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets
From operations
Net investment income (loss)	$2,114,960	$6,242,652	$9,921,468	$4,044,418
Net realized gain (loss)	49,320	21,533	606,215	118,242
Net unrealized gain (loss)	(6,329,056)	(18,097,022)	(32,562,449)	(10,948,813)
Change in net assets from operations	$(4,164,776)	$(11,832,837)	$(22,034,766)	$(6,786,153)
Total distributions to shareholders	$(2,109,097)	$(6,174,943)	$(9,714,351)	$(3,972,270)
Change in net assets from fund share transactions	$(4,613,010)	$(7,256,169)	$29,972,562	$15,380,911
Total change in net assets	$(10,886,883)	$(25,263,949)	$(1,776,555)	$4,622,488
Net assets
At beginning of period	109,056,656	284,793,758	543,520,503	186,509,235
At end of period	$98,169,773	$259,529,809	$541,743,948	$191,131,723
Year ended 3/31/22	South Carolina Fund	Virginia Fund	West Virginia Fund
Change in net assets
From operations
Net investment income (loss)	$4,965,977	$8,720,619	$2,480,287
Net realized gain (loss)	235,431	762,330	424,167
Net unrealized gain (loss)	(17,655,390)	(24,058,558)	(6,225,546)
Change in net assets from operations	$(12,453,982)	$(14,575,609)	$(3,321,092)
Total distributions to shareholders	$(4,899,233)	$(8,403,189)	$(2,484,284)
Change in net assets from fund share transactions	$6,335,908	$13,421,250	$3,561,574
Total change in net assets	$(11,017,307)	$(9,557,548)	$(2,243,802)
Net assets
At beginning of period	290,789,315	383,368,521	114,364,903
At end of period	$279,772,008	$373,810,973	$112,121,101
See Notes to Financial Statements
81

Statements of Changes in Net Assets – continued
Year ended 3/31/21	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets
From operations
Net investment income (loss)	$2,453,632	$7,242,791	$11,752,260	$4,438,214
Net realized gain (loss)	330,567	678,932	2,064,543	673,571
Net unrealized gain (loss)	2,507,375	9,128,733	17,451,614	4,984,720
Change in net assets from operations	$5,291,574	$17,050,456	$31,268,417	$10,096,505
Total distributions to shareholders	$(2,422,939)	$(7,154,905)	$(11,694,845)	$(4,456,885)
Change in net assets from fund share transactions	$5,469,528	$(3,957,478)	$43,206,435	$22,693,436
Total change in net assets	$8,338,163	$5,938,073	$62,780,007	$28,333,056
Net assets
At beginning of period	100,718,493	278,855,685	480,740,496	158,176,179
At end of period	$109,056,656	$284,793,758	$543,520,503	$186,509,235
Year ended 3/31/21	South Carolina Fund	Virginia Fund	West Virginia Fund
Change in net assets
From operations
Net investment income (loss)	$5,602,178	$9,408,848	$2,805,667
Net realized gain (loss)	491,055	225,381	(56,336)
Net unrealized gain (loss)	7,019,041	10,909,706	2,391,347
Change in net assets from operations	$13,112,274	$20,543,935	$5,140,678
Total distributions to shareholders	$(5,579,131)	$(9,736,123)	$(2,825,621)
Change in net assets from fund share transactions	$45,917,088	$33,511,986	$4,684,892
Total change in net assets	$53,450,231	$44,319,798	$6,999,949
Net assets
At beginning of period	237,339,084	339,048,723	107,364,954
At end of period	$290,789,315	$383,368,521	$114,364,903
See Notes to Financial Statements
82

Financial Statements
Financial Highlights
MFS MISSISSIPPI MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.90	$9.63	$9.64	$9.53	$9.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.23	$0.28	$0.34	$0.31
Net realized and unrealized gain (loss)	(0.57)	0.27	(0.01)	0.08	(0.11)
Total from investment operations	$(0.38)	$0.50	$0.27	$0.42	$0.20
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.23)	$(0.28)	$(0.31)	$(0.31)
Net asset value, end of period (x)	$9.33	$9.90	$9.63	$9.64	$9.53
Total return (%) (r)(s)(t)(x)	(3.95)	5.20	2.80	4.47	2.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	0.97	0.98	1.00	1.00
Expenses after expense reductions (f)	0.80	0.81	0.82	0.83	0.83
Net investment income (loss)	1.90	2.33	2.88	3.53	3.21
Portfolio turnover	13	20	30	16	11
Net assets at end of period (000 omitted)	$81,093	$92,395	$86,335	$79,190	$82,526
	Year ended
Class B	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.92	$9.64	$9.65	$9.54	$9.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.18	$0.22	$0.27	$0.25
Net realized and unrealized gain (loss)	(0.57)	0.26	(0.01)	0.09	(0.11)
Total from investment operations	$(0.45)	$0.44	$0.21	$0.36	$0.14
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.16)	$(0.22)	$(0.25)	$(0.25)
Net asset value, end of period (x)	$9.35	$9.92	$9.64	$9.65	$9.54
Total return (%) (r)(s)(t)(x)	(4.56)	4.63	2.14	3.79	1.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	1.72	1.73	1.75	1.75
Expenses after expense reductions (f)	1.45	1.46	1.47	1.49	1.50
Net investment income (loss)	1.26	1.79	2.24	2.87	2.55
Portfolio turnover	13	20	30	16	11
Net assets at end of period (000 omitted)	$90	$115	$626	$659	$1,007
See Notes to Financial Statements
83

Financial Highlights − continued
MFS MISSISSIPPI MUNICIPAL BOND FUND − continued
	Year ended
Class I	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.89	$9.61	$9.63	$9.51	$9.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.24	$0.29	$0.34	$0.32
Net realized and unrealized gain (loss)	(0.58)	0.28	(0.02)	0.09	(0.11)
Total from investment operations	$(0.38)	$0.52	$0.27	$0.43	$0.21
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.24)	$(0.29)	$(0.31)	$(0.32)
Net asset value, end of period (x)	$9.31	$9.89	$9.61	$9.63	$9.51
Total return (%) (r)(s)(t)(x)	(3.96)	5.41	2.79	4.67	2.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	0.72	0.72	0.75	0.74
Expenses after expense reductions (f)	0.70	0.70	0.71	0.74	0.74
Net investment income (loss)	2.00	2.42	2.96	3.63	3.29
Portfolio turnover	13	20	30	16	11
Net assets at end of period (000 omitted)	$13,661	$13,878	$11,374	$8,672	$6,540
	Year ended
Class R6	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.89	$9.61	$9.63	$9.51	$9.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.24	$0.29	$0.35	$0.21
Net realized and unrealized gain (loss)	(0.58)	0.28	(0.01)	0.09	(0.24)
Total from investment operations	$(0.38)	$0.52	$0.28	$0.44	$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.24)	$(0.30)	$(0.32)	$(0.22)
Net asset value, end of period (x)	$9.31	$9.89	$9.61	$9.63	$9.51
Total return (%) (r)(s)(t)(x)	(3.90)	5.48	2.85	4.74	(0.36)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	0.65	0.66	0.68	0.71(a)
Expenses after expense reductions (f)	0.64	0.64	0.65	0.67	0.70(a)
Net investment income (loss)	2.06	2.47	2.95	3.71	3.33(a)
Portfolio turnover	13	20	30	16	11
Net assets at end of period (000 omitted)	$3,327	$2,668	$2,384	$867	$560

See Notes to Financial Statements
84

Financial Highlights − continued
MFS MISSISSIPPI MUNICIPAL BOND FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
85

Financial Highlights − continued
MFS NEW YORK MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$11.33	$10.93	$11.00	$10.87	$10.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.29	$0.31	$0.40	$0.40
Net realized and unrealized gain (loss)	(0.71)	0.39	(0.08)	0.11	(0.08)
Total from investment operations	$(0.47)	$0.68	$0.23	$0.51	$0.32
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.28)	$(0.30)	$(0.38)	$(0.38)
Net asset value, end of period (x)	$10.62	$11.33	$10.93	$11.00	$10.87
Total return (%) (r)(s)(t)(x)	(4.30)	6.32	2.08	4.82	2.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	0.87	0.88	0.89	0.89
Expenses after expense reductions (f)	0.83	0.84	0.86	0.88	0.88
Net investment income (loss)	2.09	2.57	2.73	3.75	3.60
Portfolio turnover	19	45	25	17	23
Net assets at end of period (000 omitted)	$153,525	$170,723	$174,514	$154,803	$143,689
	Year ended
Class B	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$11.31	$10.90	$10.97	$10.84	$10.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.20	$0.22	$0.32	$0.32
Net realized and unrealized gain (loss)	(0.71)	0.41	(0.07)	0.11	(0.09)
Total from investment operations	$(0.56)	$0.61	$0.15	$0.43	$0.23
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.20)	$(0.22)	$(0.30)	$(0.29)
Net asset value, end of period (x)	$10.60	$11.31	$10.90	$10.97	$10.84
Total return (%) (r)(s)(t)(x)	(5.02)	5.63	1.32	4.05	2.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	1.62	1.63	1.64	1.64
Expenses after expense reductions (f)	1.58	1.60	1.62	1.63	1.64
Net investment income (loss)	1.35	1.85	2.00	3.01	2.87
Portfolio turnover	19	45	25	17	23
Net assets at end of period (000 omitted)	$725	$1,063	$2,193	$2,876	$3,980
See Notes to Financial Statements
86

Financial Highlights − continued
MFS NEW YORK MUNICIPAL BOND FUND − continued
	Year ended
Class C	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$11.32	$10.91	$10.98	$10.86	$10.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.20	$0.22	$0.32	$0.31
Net realized and unrealized gain (loss)	(0.71)	0.41	(0.07)	0.10	(0.08)
Total from investment operations	$(0.56)	$0.61	$0.15	$0.42	$0.23
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.20)	$(0.22)	$(0.30)	$(0.29)
Net asset value, end of period (x)	$10.61	$11.32	$10.91	$10.98	$10.86
Total return (%) (r)(s)(t)(x)	(5.02)	5.63	1.32	3.95	2.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	1.62	1.63	1.64	1.64
Expenses after expense reductions (f)	1.58	1.59	1.62	1.63	1.64
Net investment income (loss)	1.34	1.83	1.98	2.99	2.85
Portfolio turnover	19	45	25	17	23
Net assets at end of period (000 omitted)	$9,646	$12,260	$15,471	$16,953	$22,932
	Year ended
Class I	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.02	$9.66	$9.73	$9.61	$9.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.28	$0.30	$0.38	$0.38
Net realized and unrealized gain (loss)	(0.64)	0.35	(0.08)	0.10	(0.08)
Total from investment operations	$(0.40)	$0.63	$0.22	$0.48	$0.30
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.27)	$(0.29)	$(0.36)	$(0.36)
Net asset value, end of period (x)	$9.39	$10.02	$9.66	$9.73	$9.61
Total return (%) (r)(s)(t)(x)	(4.08)	6.65	2.25	5.13	3.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	0.62	0.63	0.64	0.64
Expenses after expense reductions (f)	0.58	0.59	0.62	0.63	0.64
Net investment income (loss)	2.32	2.81	2.97	3.99	3.84
Portfolio turnover	19	45	25	17	23
Net assets at end of period (000 omitted)	$44,708	$95,882	$83,586	$68,415	$57,349
See Notes to Financial Statements
87

Financial Highlights − continued
MFS NEW YORK MUNICIPAL BOND FUND − continued
	Year ended
Class R6	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$10.02	$9.66	$9.73	$9.61	$9.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.28	$0.30	$0.39	$0.24
Net realized and unrealized gain (loss)	(0.64)	0.36	(0.07)	0.10	(0.23)
Total from investment operations	$(0.39)	$0.64	$0.23	$0.49	$0.01
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.28)	$(0.30)	$(0.37)	$(0.23)
Net asset value, end of period (x)	$9.39	$10.02	$9.66	$9.73	$9.61
Total return (%) (r)(s)(t)(x)	(4.02)	6.72	2.31	5.19	0.11(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57	0.56	0.56	0.57	0.60(a)
Expenses after expense reductions (f)	0.51	0.53	0.55	0.57	0.59(a)
Net investment income (loss)	2.51	2.86	3.01	4.04	3.80(a)
Portfolio turnover	19	45	25	17	23
Net assets at end of period (000 omitted)	$50,925	$4,866	$3,092	$1,914	$1,293
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
88

Financial Highlights − continued
MFS NORTH CAROLINA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$11.91	$11.45	$11.59	$11.48	$11.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.27	$0.32	$0.40	$0.40
Net realized and unrealized gain (loss)	(0.67)	0.46	(0.13)	0.07	(0.14)
Total from investment operations	$(0.46)	$0.73	$0.19	$0.47	$0.26
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.27)	$(0.33)	$(0.36)	$(0.37)
Net asset value, end of period (x)	$11.25	$11.91	$11.45	$11.59	$11.48
Total return (%) (r)(s)(t)(x)	(3.91)	6.42	1.55	4.23	2.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	0.84	0.85	0.86	0.87
Expenses after expense reductions (f)	0.83	0.83	0.83	0.85	0.86
Net investment income (loss)	1.74	2.29	2.72	3.53	3.39
Portfolio turnover	16	25	28	19	12
Net assets at end of period (000 omitted)	$354,752	$359,286	$326,916	$295,515	$283,545
	Year ended
Class B	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$11.90	$11.44	$11.57	$11.46	$11.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.19	$0.24	$0.32	$0.31
Net realized and unrealized gain (loss)	(0.67)	0.45	(0.13)	0.07	(0.14)
Total from investment operations	$(0.55)	$0.64	$0.11	$0.39	$0.17
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.18)	$(0.24)	$(0.28)	$(0.29)
Net asset value, end of period (x)	$11.24	$11.90	$11.44	$11.57	$11.46
Total return (%) (r)(s)(t)(x)	(4.63)	5.64	0.88	3.46	1.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	1.59	1.61	1.62	1.62
Expenses after expense reductions (f)	1.58	1.58	1.59	1.61	1.62
Net investment income (loss)	0.99	1.60	2.01	2.78	2.65
Portfolio turnover	16	25	28	19	12
Net assets at end of period (000 omitted)	$323	$416	$788	$1,299	$2,288
See Notes to Financial Statements
89

Financial Highlights − continued
MFS NORTH CAROLINA MUNICIPAL BOND FUND − continued
	Year ended
Class C	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$11.91	$11.45	$11.58	$11.47	$11.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.18	$0.23	$0.32	$0.31
Net realized and unrealized gain (loss)	(0.67)	0.46	(0.12)	0.07	(0.14)
Total from investment operations	$(0.55)	$0.64	$0.11	$0.39	$0.17
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.18)	$(0.24)	$(0.28)	$(0.29)
Net asset value, end of period (x)	$11.25	$11.91	$11.45	$11.58	$11.47
Total return (%) (r)(s)(t)(x)	(4.63)	5.63	0.88	3.45	1.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	1.59	1.61	1.62	1.62
Expenses after expense reductions (f)	1.58	1.58	1.59	1.61	1.62
Net investment income (loss)	0.99	1.56	1.96	2.78	2.64
Portfolio turnover	16	25	28	19	12
Net assets at end of period (000 omitted)	$28,828	$35,315	$45,135	$38,639	$53,117
	Year ended
Class I	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.93	$9.55	$9.66	$9.57	$9.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.25	$0.29	$0.36	$0.35
Net realized and unrealized gain (loss)	(0.56)	0.38	(0.10)	0.06	(0.10)
Total from investment operations	$(0.36)	$0.63	$0.19	$0.42	$0.25
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.25)	$(0.30)	$(0.33)	$(0.34)
Net asset value, end of period (x)	$9.38	$9.93	$9.55	$9.66	$9.57
Total return (%) (r)(s)(t)(x)	(3.67)	6.64	1.87	4.46	2.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59	0.59	0.60	0.61	0.62
Expenses after expense reductions (f)	0.58	0.58	0.59	0.60	0.61
Net investment income (loss)	1.99	2.52	2.95	3.77	3.62
Portfolio turnover	16	25	28	19	12
Net assets at end of period (000 omitted)	$116,857	$113,800	$83,861	$58,802	$45,147
See Notes to Financial Statements
90

Financial Highlights − continued
MFS NORTH CAROLINA MUNICIPAL BOND FUND − continued
	Year ended
Class R6	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.93	$9.55	$9.66	$9.57	$9.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.25	$0.30	$0.37	$0.23
Net realized and unrealized gain (loss)	(0.55)	0.38	(0.11)	0.05	(0.22)
Total from investment operations	$(0.35)	$0.63	$0.19	$0.42	$0.01
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.25)	$(0.30)	$(0.33)	$(0.22)
Net asset value, end of period (x)	$9.38	$9.93	$9.55	$9.66	$9.57
Total return (%) (r)(s)(t)(x)	(3.60)	6.71	1.94	4.54	0.15(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	0.52	0.53	0.54	0.55(a)
Expenses after expense reductions (f)	0.51	0.51	0.52	0.53	0.55(a)
Net investment income (loss)	2.05	2.59	3.01	3.85	3.64(a)
Portfolio turnover	16	25	28	19	12
Net assets at end of period (000 omitted)	$40,985	$34,703	$24,040	$16,161	$13,198
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
91

Financial Highlights − continued
MFS PENNSYLVANIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.60	$10.24	$10.26	$10.15	$10.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.27	$0.33	$0.40	$0.40
Net realized and unrealized gain (loss)	(0.55)	0.36	(0.02)	0.07	(0.07)
Total from investment operations	$(0.34)	$0.63	$0.31	$0.47	$0.33
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.27)	$(0.33)	$(0.36)	$(0.37)
Net asset value, end of period (x)	$10.05	$10.60	$10.24	$10.26	$10.15
Total return (%) (r)(s)(t)(x)	(3.29)	6.21	2.97	4.73	3.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	0.92	0.94	0.96	0.97
Expenses after expense reductions (f)	0.71	0.76	0.78	0.80	0.81
Net investment income (loss)	2.02	2.55	3.13	3.91	3.90
Portfolio turnover	19	28	17	16	16
Net assets at end of period (000 omitted)	$132,466	$137,727	$117,575	$105,777	$99,319
	Year ended
Class B	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.62	$10.27	$10.29	$10.18	$10.21
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.19	$0.25	$0.32	$0.32
Net realized and unrealized gain (loss)	(0.56)	0.35	(0.02)	0.07	(0.05)
Total from investment operations	$(0.42)	$0.54	$0.23	$0.39	$0.27
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.19)	$(0.25)	$(0.28)	$(0.30)
Net asset value, end of period (x)	$10.07	$10.62	$10.27	$10.29	$10.18
Total return (%) (r)(s)(t)(x)	(4.00)	5.32	2.21	3.95	2.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	1.67	1.69	1.71	1.72
Expenses after expense reductions (f)	1.46	1.51	1.53	1.55	1.56
Net investment income (loss)	1.27	1.86	2.40	3.15	3.15
Portfolio turnover	19	28	17	16	16
Net assets at end of period (000 omitted)	$577	$851	$1,507	$2,373	$3,462
See Notes to Financial Statements
92

Financial Highlights − continued
MFS PENNSYLVANIA MUNICIPAL BOND FUND − continued
	Year ended
Class I	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.09	$9.76	$9.78	$9.67	$9.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.26	$0.32	$0.38	$0.39
Net realized and unrealized gain (loss)	(0.52)	0.34	(0.02)	0.08	(0.07)
Total from investment operations	$(0.31)	$0.60	$0.30	$0.46	$0.32
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.27)	$(0.32)	$(0.35)	$(0.36)
Net asset value, end of period (x)	$9.57	$10.09	$9.76	$9.78	$9.67
Total return (%) (r)(s)(t)(x)	(3.16)	6.18	3.06	4.88	3.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	0.67	0.69	0.71	0.71
Expenses after expense reductions (f)	0.61	0.66	0.68	0.70	0.71
Net investment income (loss)	2.11	2.64	3.21	4.00	3.99
Portfolio turnover	19	28	17	16	16
Net assets at end of period (000 omitted)	$37,530	$32,103	$26,064	$20,253	$20,579
	Year ended
Class R6	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$10.10	$9.76	$9.78	$9.67	$9.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.27	$0.33	$0.40	$0.26
Net realized and unrealized gain (loss)	(0.52)	0.34	(0.02)	0.07	(0.18)
Total from investment operations	$(0.30)	$0.61	$0.31	$0.47	$0.08
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.27)	$(0.33)	$(0.36)	$(0.25)
Net asset value, end of period (x)	$9.58	$10.10	$9.76	$9.78	$9.67
Total return (%) (r)(s)(t)(x)	(3.09)	6.35	3.13	4.94	0.78(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59	0.60	0.61	0.64	0.67(a)
Expenses after expense reductions (f)	0.54	0.59	0.60	0.63	0.66(a)
Net investment income (loss)	2.18	2.71	3.28	4.13	4.02(a)
Portfolio turnover	19	28	17	16	16
Net assets at end of period (000 omitted)	$20,559	$15,830	$13,031	$10,736	$1,205

See Notes to Financial Statements
93

Financial Highlights − continued
MFS PENNSYLVANIA MUNICIPAL BOND FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
94

Financial Highlights − continued
MFS SOUTH CAROLINA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$12.30	$11.94	$11.97	$11.83	$11.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.25	$0.33	$0.41	$0.38
Net realized and unrealized gain (loss)	(0.69)	0.36	(0.04)	0.10	(0.09)
Total from investment operations	$(0.50)	$0.61	$0.29	$0.51	$0.29
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.25)	$(0.32)	$(0.37)	$(0.37)
Net asset value, end of period (x)	$11.61	$12.30	$11.94	$11.97	$11.83
Total return (%) (r)(s)(t)(x)	(4.15)	5.18	2.44	4.39	2.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	0.87	0.88	0.90	0.91
Expenses after expense reductions (f)	0.84	0.84	0.84	0.84	0.84
Net investment income (loss)	1.55	2.08	2.68	3.49	3.20
Portfolio turnover	22	23	22	14	15
Net assets at end of period (000 omitted)	$204,883	$222,730	$192,059	$156,427	$159,257
	Year ended
Class B	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$12.30	$11.93	$11.97	$11.82	$11.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.18	$0.24	$0.32	$0.29
Net realized and unrealized gain (loss)	(0.70)	0.35	(0.05)	0.11	(0.09)
Total from investment operations	$(0.60)	$0.53	$0.19	$0.43	$0.20
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.16)	$(0.23)	$(0.28)	$(0.28)
Net asset value, end of period (x)	$11.60	$12.30	$11.93	$11.97	$11.82
Total return (%) (r)(s)(t)(x)	(4.95)	4.50	1.59	3.70	1.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	1.62	1.64	1.65	1.66
Expenses after expense reductions (f)	1.59	1.59	1.59	1.59	1.59
Net investment income (loss)	0.81	1.48	1.96	2.74	2.46
Portfolio turnover	22	23	22	14	15
Net assets at end of period (000 omitted)	$146	$280	$1,200	$1,955	$2,718
See Notes to Financial Statements
95

Financial Highlights − continued
MFS SOUTH CAROLINA MUNICIPAL BOND FUND − continued
	Year ended
Class I	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.97	$9.67	$9.70	$9.58	$9.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.23	$0.29	$0.36	$0.33
Net realized and unrealized gain (loss)	(0.57)	0.30	(0.03)	0.08	(0.08)
Total from investment operations	$(0.39)	$0.53	$0.26	$0.44	$0.25
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.23)	$(0.29)	$(0.32)	$(0.32)
Net asset value, end of period (x)	$9.40	$9.97	$9.67	$9.70	$9.58
Total return (%) (r)(s)(t)(x)	(4.02)	5.53	2.63	4.71	2.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61	0.62	0.63	0.65	0.66
Expenses after expense reductions (f)	0.59	0.59	0.59	0.59	0.59
Net investment income (loss)	1.80	2.31	2.92	3.74	3.44
Portfolio turnover	22	23	22	14	15
Net assets at end of period (000 omitted)	$56,292	$53,171	$35,189	$28,182	$21,954
	Year ended
Class R6	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.97	$9.67	$9.70	$9.58	$9.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.23	$0.29	$0.36	$0.23
Net realized and unrealized gain (loss)	(0.57)	0.31	(0.03)	0.09	(0.22)
Total from investment operations	$(0.38)	$0.54	$0.26	$0.45	$0.01
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.24)	$(0.29)	$(0.33)	$(0.22)
Net asset value, end of period (x)	$9.41	$9.97	$9.67	$9.70	$9.58
Total return (%) (r)(s)(t)(x)	(3.86)	5.59	2.68	4.77	0.08(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	0.55	0.57	0.58	0.60(a)
Expenses after expense reductions (f)	0.53	0.53	0.53	0.52	0.52(a)
Net investment income (loss)	1.86	2.36	2.95	3.81	3.53(a)
Portfolio turnover	22	23	22	14	15
Net assets at end of period (000 omitted)	$18,450	$14,608	$8,892	$4,341	$2,605

See Notes to Financial Statements
96

Financial Highlights − continued
MFS SOUTH CAROLINA MUNICIPAL BOND FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
97

Financial Highlights − continued
MFS VIRGINIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$11.42	$11.07	$11.14	$10.98	$11.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.29	$0.33	$0.37	$0.38
Net realized and unrealized gain (loss)	(0.65)	0.36	(0.08)	0.13	(0.14)
Total from investment operations	$(0.41)	$0.65	$0.25	$0.50	$0.24
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.30)	$(0.32)	$(0.34)	$(0.36)
Net asset value, end of period (x)	$10.77	$11.42	$11.07	$11.14	$10.98
Total return (%) (r)(s)(t)(x)	(3.72)	5.94	2.22	4.67	2.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	0.88	0.91	0.92	0.92
Expenses after expense reductions (f)	0.81	0.82	0.84	0.84	0.83
Net investment income (loss)	2.14	2.57	2.88	3.37	3.36
Portfolio turnover	23	21	24	15	15
Net assets at end of period (000 omitted)	$246,986	$251,971	$235,639	$226,366	$221,291
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.81	0.81	0.81	0.81	0.81
See Notes to Financial Statements
98

Financial Highlights − continued
MFS VIRGINIA MUNICIPAL BOND FUND − continued
	Year ended
Class B	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$11.41	$11.06	$11.13	$10.98	$11.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.21	$0.24	$0.29	$0.29
Net realized and unrealized gain (loss)	(0.66)	0.36	(0.07)	0.12	(0.14)
Total from investment operations	$(0.50)	$0.57	$0.17	$0.41	$0.15
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.22)	$(0.24)	$(0.26)	$(0.27)
Net asset value, end of period (x)	$10.76	$11.41	$11.06	$11.13	$10.98
Total return (%) (r)(s)(t)(x)	(4.45)	5.16	1.46	3.80	1.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	1.63	1.66	1.67	1.67
Expenses after expense reductions (f)	1.56	1.57	1.59	1.60	1.59
Net investment income (loss)	1.39	1.82	2.14	2.62	2.61
Portfolio turnover	23	21	24	15	15
Net assets at end of period (000 omitted)	$387	$436	$581	$755	$914
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.56	1.56	1.56	1.56	1.56
	Year ended
Class C	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$11.42	$11.06	$11.14	$10.98	$11.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.21	$0.24	$0.29	$0.29
Net realized and unrealized gain (loss)	(0.66)	0.37	(0.08)	0.13	(0.14)
Total from investment operations	$(0.50)	$0.58	$0.16	$0.42	$0.15
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.22)	$(0.24)	$(0.26)	$(0.27)
Net asset value, end of period (x)	$10.77	$11.42	$11.06	$11.14	$10.98
Total return (%) (r)(s)(t)(x)	(4.44)	5.25	1.36	3.89	1.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	1.63	1.66	1.67	1.67
Expenses after expense reductions (f)	1.56	1.57	1.59	1.60	1.59
Net investment income (loss)	1.39	1.82	2.13	2.62	2.61
Portfolio turnover	23	21	24	15	15
Net assets at end of period (000 omitted)	$11,754	$14,348	$16,736	$17,665	$24,116
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.56	1.56	1.56	1.56	1.56
See Notes to Financial Statements
99

Financial Highlights − continued
MFS VIRGINIA MUNICIPAL BOND FUND − continued
	Year ended
Class I	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.93	$9.62	$9.68	$9.55	$9.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.28	$0.31	$0.34	$0.35
Net realized and unrealized gain (loss)	(0.58)	0.32	(0.07)	0.11	(0.12)
Total from investment operations	$(0.34)	$0.60	$0.24	$0.45	$0.23
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.29)	$(0.30)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$9.36	$9.93	$9.62	$9.68	$9.55
Total return (%) (r)(s)(t)(x)	(3.53)	6.26	2.47	4.82	2.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	0.63	0.66	0.67	0.67
Expenses after expense reductions (f)	0.56	0.57	0.59	0.60	0.59
Net investment income (loss)	2.39	2.80	3.12	3.61	3.60
Portfolio turnover	23	21	24	15	15
Net assets at end of period (000 omitted)	$88,808	$94,495	$71,807	$57,139	$43,832
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.56	0.56	0.56	0.56	0.56
	Year ended
Class R6	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.93	$9.63	$9.69	$9.55	$9.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.28	$0.31	$0.35	$0.23
Net realized and unrealized gain (loss)	(0.56)	0.31	(0.06)	0.12	(0.22)
Total from investment operations	$(0.32)	$0.59	$0.25	$0.47	$0.01
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.29)	$(0.31)	$(0.33)	$(0.23)
Net asset value, end of period (x)	$9.37	$9.93	$9.63	$9.69	$9.55
Total return (%) (r)(s)(t)(x)	(3.35)	6.23	2.55	5.01	0.05(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	0.55	0.58	0.59	0.60(a)
Expenses after expense reductions (f)	0.48	0.50	0.51	0.51	0.51(a)
Net investment income (loss)	2.46	2.87	3.20	3.69	3.61(a)
Portfolio turnover	23	21	24	15	15
Net assets at end of period (000 omitted)	$25,876	$22,118	$14,286	$10,153	$6,196
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.48	0.48	0.48	0.48	0.48(a)

See Notes to Financial Statements
100

Financial Highlights − continued
MFS VIRGINIA MUNICIPAL BOND FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
101

Financial Highlights − continued
MFS WEST VIRGINIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$11.19	$10.95	$10.98	$10.89	$11.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.28	$0.33	$0.38	$0.37
Net realized and unrealized gain (loss)	(0.55)	0.24	(0.03)	0.06	(0.13)
Total from investment operations	$(0.32)	$0.52	$0.30	$0.44	$0.24
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.28)	$(0.33)	$(0.35)	$(0.36)
Net asset value, end of period (x)	$10.64	$11.19	$10.95	$10.98	$10.89
Total return (%) (r)(s)(t)(x)	(2.90)	4.81	2.75	4.09	2.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	0.97	0.98	0.98	0.97
Expenses after expense reductions (f)	0.87	0.87	0.86	0.86	0.86
Net investment income (loss)	2.09	2.51	3.00	3.53	3.34
Portfolio turnover	21	23	19	17	11
Net assets at end of period (000 omitted)	$94,024	$99,380	$98,950	$98,510	$101,013
	Year ended
Class B	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$11.18	$10.95	$10.98	$10.88	$11.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.20	$0.25	$0.30	$0.29
Net realized and unrealized gain (loss)	(0.55)	0.23	(0.03)	0.06	(0.14)
Total from investment operations	$(0.40)	$0.43	$0.22	$0.36	$0.15
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.20)	$(0.25)	$(0.26)	$(0.27)
Net asset value, end of period (x)	$10.63	$11.18	$10.95	$10.98	$10.88
Total return (%) (r)(s)(t)(x)	(3.63)	3.93	1.98	3.40	1.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	1.72	1.73	1.73	1.72
Expenses after expense reductions (f)	1.62	1.62	1.62	1.62	1.62
Net investment income (loss)	1.35	1.78	2.28	2.77	2.58
Portfolio turnover	21	23	19	17	11
Net assets at end of period (000 omitted)	$54	$109	$155	$494	$613
See Notes to Financial Statements
102

Financial Highlights − continued
MFS WEST VIRGINIA MUNICIPAL BOND FUND − continued
	Year ended
Class I	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.84	$9.64	$9.67	$9.58	$9.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.27	$0.32	$0.36	$0.35
Net realized and unrealized gain (loss)	(0.48)	0.20	(0.03)	0.06	(0.12)
Total from investment operations	$(0.25)	$0.47	$0.29	$0.42	$0.23
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.27)	$(0.32)	$(0.33)	$(0.34)
Net asset value, end of period (x)	$9.36	$9.84	$9.64	$9.67	$9.58
Total return (%) (r)(s)(t)(x)	(2.63)	4.94	2.95	4.44	2.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	0.72	0.73	0.73	0.72
Expenses after expense reductions (f)	0.62	0.62	0.62	0.62	0.62
Net investment income (loss)	2.32	2.73	3.23	3.75	3.58
Portfolio turnover	21	23	19	17	11
Net assets at end of period (000 omitted)	$16,290	$14,052	$7,545	$6,248	$7,038
	Year ended
Class R6	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.84	$9.63	$9.66	$9.58	$9.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.28	$0.32	$0.37	$0.24
Net realized and unrealized gain (loss)	(0.47)	0.21	(0.03)	0.04	(0.22)
Total from investment operations	$(0.24)	$0.49	$0.29	$0.41	$0.02
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.28)	$(0.32)	$(0.33)	$(0.23)
Net asset value, end of period (x)	$9.36	$9.84	$9.63	$9.66	$9.58
Total return (%) (r)(s)(t)(x)	(2.56)	5.13	3.02	4.42	0.18(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	0.64	0.64	0.64	0.65(a)
Expenses after expense reductions (f)	0.54	0.54	0.54	0.53	0.54(a)
Net investment income (loss)	2.38	2.83	3.27	3.87	3.67(a)
Portfolio turnover	21	23	19	17	11
Net assets at end of period (000 omitted)	$1,754	$824	$715	$246	$130

See Notes to Financial Statements
103

Financial Highlights − continued
MFS WEST VIRGINIA MUNICIPAL BOND FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
104

Notes to Financial Statements
(1)  Business and Organization
MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Virginia Municipal Bond Fund (Virginia Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each fund is a diversified series with the exception of Mississippi Fund and West Virginia Fund which are non-diversified.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the funds and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the funds could be taxable to shareholders.
Balance Sheet Offsetting — Each fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty. Each fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and
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financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2022 in valuing each fund's assets and liabilities:
	Level 1	Level 2	Level 3	Total
Mississippi Fund
Financial Instruments
Municipal Bonds	$—	$94,811,612	$—	$94,811,612
U.S. Corporate Bonds	—	217,020	—	217,020
Mutual Funds	2,539,919	—	—	2,539,919
Total	$2,539,919	$95,028,632	$—	$97,568,551
New York Fund
Financial Instruments
Municipal Bonds	$—	$255,033,527	$—	$255,033,527
U.S. Corporate Bonds	—	617,560	—	617,560
Mutual Funds	5,439,822	—	—	5,439,822
Total	$5,439,822	$255,651,087	$—	$261,090,909
North Carolina Fund
Financial Instruments
Municipal Bonds	$—	$490,428,444	$—	$490,428,444
U.S. Corporate Bonds	—	1,119,881	—	1,119,881
Mutual Funds	41,867,648	—	—	41,867,648
Total	$41,867,648	$491,548,325	$—	$533,415,973
Pennsylvania Fund
Financial Instruments
Municipal Bonds	$—	$174,578,545	$—	$174,578,545
U.S. Corporate Bonds	—	363,151	—	363,151
Mutual Funds	12,967,834	—	—	12,967,834
Total	$12,967,834	$174,941,696	$—	$187,909,530
South Carolina Fund
Financial Instruments
Municipal Bonds	$—	$264,218,152	$—	$264,218,152
U.S. Corporate Bonds	—	570,602	—	570,602
Mutual Funds	13,600,641	—	—	13,600,641
Total	$13,600,641	$264,788,754	$—	$278,389,395
Virginia Fund
Financial Instruments
Municipal Bonds	$—	$359,353,057	$—	$359,353,057
U.S. Corporate Bonds	—	792,398	—	792,398
Mutual Funds	7,310,732	—	—	7,310,732
Total	$7,310,732	$360,145,455	$—	$367,456,187
106

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	Level 1	Level 2	Level 3	Total
West Virginia Fund
Financial Instruments
Municipal Bonds	$—	$108,916,436	$—	$108,916,436
U.S. Corporate Bonds	—	247,894	—	247,894
Mutual Funds	2,356,969	—	—	2,356,969
Total	$2,356,969	$109,164,330	$—	$111,521,299
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — Certain funds use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When certain funds derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by certain funds were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. At March 31, 2022, the funds did not have any outstanding derivative instruments.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by certain funds for the year ended March 31, 2022 as reported in the Statements of Operations:
Fund	Risk	Futures Contracts
West Virginia Fund	Interest Rate	$(8,181)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by certain funds for the year ended March 31, 2022 as reported in the Statements of Operations:
Fund	Risk	Futures Contracts
West Virginia Fund	Interest Rate	$79,267
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, each fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of each fund's credit risk to such counterparty equal to any amounts payable by each fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover each fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The funds may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statements of Operations.
Futures Contracts — Certain funds entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
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Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Inverse Floaters — The Virginia Fund invests in municipal inverse floating rate securities in the form of self-deposited secondary market inverse floaters and primary market inverse floaters, both of which have variable rates of interest that typically move in the opposite direction of short-term rates. A self-deposited secondary market inverse floating rate security is created when the Virginia Fund transfers a municipal bond from its portfolio to a special purpose trust (“the trust”) and causes the trust to issue (a) inverse floaters to be held by the Virginia Fund and (b) floating rate certificates to be held by third parties. The floating rate certificates usually pay tax-exempt interest at short-term rates that reset weekly and the holders of those certificates typically have the option to tender at par plus accrued interest. Self-deposited secondary market inverse floaters are accounted for as secured borrowings, with the municipal bonds transferred to the trust being reflected as fund investments and the amounts owed to floating rate certificate holders being reflected as fund liabilities in the Statement of Assets and Liabilities as “Payable to the holders of the floating rate certificates”.
At March 31, 2022, the Virginia Fund did not hold self-deposited secondary market inverse floaters and, therefore, there was no payable to the holders of the floating rate certificates. For the year ended March 31, 2022, the average payable to the holders of the settled floating rate certificates was $95,890 at a weighted average interest rate of 0.01%. Interest expense and fees, which are recorded as incurred, include interest payments made to the holders of the floating rate certificates and associated fees. For the year ended March 31, 2022, the related interest expense and fees amounted to $1,385 which is included in “Interest expense and fees“ in the Statements of Operations.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Interest income is recorded on the accrual basis.
All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Each fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statements of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, each fund is required to have sufficient cash and/or liquid securities to cover its commitments.
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Fees Paid Indirectly — Each fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by each fund. The amount of the credit, for the year ended March 31, 2022, is shown as a reduction of total expenses in the Statements of Operations.
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds and amortization and accretion of debt securities, as applicable to each fund.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
Year ended 3/31/22	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Ordinary income (including any short-term capital gains)	$27,218	$85,587	$180,338	$73,982	$100,897	$183,867	$52,427
Tax-exempt income	2,081,879	6,089,356	9,534,013	3,898,288	4,798,336	8,219,322	2,431,857
Total distributions	$2,109,097	$6,174,943	$9,714,351	$3,972,270	$4,899,233	$8,403,189	$2,484,284
Year ended 3/31/21	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Ordinary income (including any short-term capital gains)	$26,771	$85,904	$364,526	$54,673	$67,319	$302,307	$28,504
Tax-exempt income	2,396,168	7,069,001	11,330,319	4,402,212	5,511,812	9,433,816	2,797,117
Total distributions	$2,422,939	$7,154,905	$11,694,845	$4,456,885	$5,579,131	$9,736,123	$2,825,621
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/22	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Cost of investments	$97,624,892	$261,917,919	$538,076,348	$188,487,048
Gross appreciation	2,355,583	6,497,273	10,468,508	4,357,078
Gross depreciation	(2,411,924)	(7,324,283)	(15,128,883)	(4,934,596)
Net unrealized appreciation (depreciation)	$(56,341)	$(827,010)	$(4,660,375)	$(577,518)
Undistributed ordinary income	47,712	149,219	227,452	54,406
Undistributed tax-exempt income	548,846	1,438,231	2,431,664	921,940
Capital loss carryforwards	(3,082,457)	(3,932,004)	(12,747,314)	(2,502,325)
Other temporary differences	(169,058)	(541,083)	(781,080)	(324,802)
Total distributable earnings (loss)	$(2,711,298)	$(3,712,647)	$(15,529,653)	$(2,428,299)
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Notes to Financial Statements  - continued
As of 3/31/22	South Carolina Fund	Virginia Fund	West Virginia Fund
Cost of investments	$283,835,070	$373,905,207	$112,164,348
Gross appreciation	3,916,642	7,405,094	2,155,365
Gross depreciation	(9,362,317)	(13,854,114)	(2,798,414)
Net unrealized appreciation (depreciation)	$(5,445,675)	$(6,449,020)	$(643,049)
Undistributed ordinary income	109,132	286,139	68,768
Undistributed tax-exempt income	1,163,122	1,670,182	599,937
Capital loss carryforwards	(5,910,481)	(7,998,685)	(3,806,728)
Other temporary differences	(398,480)	(671,665)	(210,510)
Total distributable earnings (loss)	$(10,482,382)	$(13,163,049)	$(3,991,582)
As of March 31, 2022, each fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Short-Term	$(1,344,956)	$(3,716,525)	$(11,561,928)	$(2,307,086)	$(4,266,290)	$(5,120,802)	$(1,459,079)
Long-Term	(1,737,501)	(215,479)	(1,185,386)	(195,239)	(1,644,191)	(2,877,883)	(2,347,649)
Total	$(3,082,457)	$(3,932,004)	$(12,747,314)	$(2,502,325)	$(5,910,481)	$(7,998,685)	$(3,806,728)
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Mississippi Fund		New York Fund		North Carolina Fund		Pennsylvania Fund
	Year Ended 3/31/22	Year Ended 3/31/21	Year Ended 3/31/22	Year Ended 3/31/21	Year Ended 3/31/22	Year Ended 3/31/21	Year Ended 3/31/22	Year Ended 3/31/21
Class A	$1,753,181	$2,055,799	$3,549,948	$4,260,533	$6,185,717	$7,895,170	$2,798,683	$3,301,867
Class B	1,257	4,318	11,603	29,344	3,640	9,137	8,925	22,490
Class C	—	—	159,120	253,482	323,974	626,025	—	—
Class I	292,636	294,859	2,030,412	2,498,450	2,372,992	2,442,306	760,115	759,458
Class R6	62,023	67,963	423,860	113,096	828,028	722,207	404,547	373,070
Total	$2,109,097	$2,422,939	$6,174,943	$7,154,905	$9,714,351	$11,694,845	$3,972,270	$4,456,885
	South Carolina Fund		Virginia Fund		West Virginia Fund
	Year Ended 3/31/22	Year Ended 3/31/21	Year Ended 3/31/22	Year Ended 3/31/21	Year Ended 3/31/22	Year Ended 3/31/21
Class A	$3,441,883	$4,250,603	$5,278,330	$6,549,795	$2,076,723	$2,488,264
Class B	1,488	8,828	5,631	10,591	952	2,229
Class C	—	—	178,905	300,167	—	—
Class I	1,116,984	1,051,444	2,314,962	2,341,558	375,186	313,431
Class R6	338,878	268,256	625,361	534,012	31,423	21,697
Total	$4,899,233	$5,579,131	$8,403,189	$9,736,123	$2,484,284	$2,825,621
(3)  Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.
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Notes to Financial Statements  - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the funds' Board of Trustees, but such agreement will continue at least until July 31, 2023. For the year ended March 31, 2022, these management fee reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations:
Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$14,724	$38,745	$74,844	$26,441	$41,065	$53,087	$15,640
The management fee incurred for the year ended March 31, 2022 was equivalent to an annual effective rate of 0.44% of each fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:
	New York Fund	North Carolina Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Class A	0.83%	0.84%	0.84%	0.81%	0.87%
Class B	1.58%	1.59%	1.59%	1.56%	1.62%
Class C	1.58%	1.59%	N/A	1.56%	N/A
Class I	0.58%	0.59%	0.59%	0.56%	0.62%
Class R6	0.53%	0.52%	0.53%	0.49%	0.55%
These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until July 31, 2022. For the year ended March 31, 2022, these reductions amounted to the following for the New York Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund and are included in the reduction of total expenses in the Statements of Operations.
New York Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$90,456	$19,184	$164,903	$99,561
For the year ended March 31, 2022, the North Carolina Fund’s actual operating expenses did not exceed the limit described above and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Effective August 1, 2021, the investment adviser has agreed in writing to pay a portion of the Pennsylvania Fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of the Pennsylvania Fund’s average daily net assets:
Pennsylvania Fund
Class A	0.69%
Class B	1.44%
Class I	0.59%
Class R6	0.52%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2022. For the period from August 1, 2021 through March 31, 2022, this reduction amounted to $75,645 and is included in the reduction of total expenses in the Statements of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended March 31, 2022, as its portion of the initial sales charge on sales of Class A shares of each fund:
Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$4,268	$3,990	$14,162	$14,046	$11,481	$7,782	$4,365
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Notes to Financial Statements  - continued
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	—	0.25%	0.25%	0.10%	$230,835
New York Fund	—	0.25%	0.25%	0.25%	428,720
North Carolina Fund	—	0.25%	0.25%	0.25%	906,561
Pennsylvania Fund	—	0.25%	0.25%	0.10%	353,598
South Carolina Fund	—	0.25%	0.25%	0.25%	563,427
Virginia Fund	—	0.25%	0.25%	0.25%	640,402
West Virginia Fund	—	0.25%	0.25%	0.25%	248,465
	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	0.75%	0.25%	1.00%	0.75%	$1,003
New York Fund	0.75%	0.25%	1.00%	1.00%	8,737
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	3,791
Pennsylvania Fund	0.75%	0.25%	1.00%	0.85%	7,224
South Carolina Fund	0.75%	0.25%	1.00%	1.00%	1,885
Virginia Fund	0.75%	0.25%	1.00%	1.00%	4,288
West Virginia Fund	0.75%	0.25%	1.00%	1.00%	698
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
New York Fund	0.75%	0.25%	1.00%	1.00%	$120,473
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	338,068
Virginia Fund	0.75%	0.25%	1.00%	1.00%	136,096
112

Notes to Financial Statements  - continued
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Total Distribution and Service Fees	$231,838	$557,930	$1,248,420	$360,822	$565,312	$780,786	$249,163
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended March 31, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the year ended March 31, 2022, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Class A	$—	$—	$247	$4	$4	$118	$1
Mississippi Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rates to 0.10% and 0.00%, respectively. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2022. For the year ended March 31, 2022, these reductions amounted to $138,502 and $251 for Class A and Class B, respectively, and are included in the reduction of total expenses in the Statements of Operations.
Pennsylvania Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2022. For the year ended March 31, 2022, these reductions amounted to $212,160 and $1,083 for Class A and Class B, respectively, and are included in the reduction of total expenses in the Statements of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended March 31, 2022, were as follows:
CDSC Imposed	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Class A	$9,068	$4,385	$30,873	$3,082	$17,158	$10,095	$662
Class B	—	1,416	34	—	52	—	—
Class C	N/A	3,412	3,554	N/A	N/A	69	N/A
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the year ended March 31, 2022, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Expenses paid	$3,171	$17,188	$20,569	$16,425	$10,443	$19,158	$4,970
Annual percentage of average daily net assets	0.0029%	0.0059%	0.0037%	0.0083%	0.0034%	0.0048%	0.0043%
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended March 31, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$68,495	$192,742	$365,538	$129,777	$188,234	$302,312	$94,987
113

Notes to Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended March 31, 2022 was equivalent to the following annual effective rates of each fund's average daily net assets:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Percentage of average daily net assets	0.0231%	0.0169%	0.0151%	0.0187%	0.0167%	0.0159%	0.0225%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The Mississippi Fund, the New York Fund, and the Pennsylvania Fund no longer participate in the DB plan. The DB plan resulted in a pension expense for the following funds. These amounts are included in “Independent Trustees’ compensation” in the Statements of Operations for the year ended March 31, 2022:
North Carolina Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$245	$242	$243	$242
The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to the following at March 31, 2022, and is included in “Payable for independent Trustees’ compensation” in the Statements of Assets and Liabilities:
North Carolina Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$2,624	$2,655	$2,640	$2,654
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 18, 2021, MFS redeemed the following fund shares:
Fund	Class	Shares	Amount
North Carolina Fund	Class R6	5,743	$57,893
Virginia Fund	Class R6	5,774	58,142
(4)  Portfolio Securities
For the year ended March 31, 2022, purchases and sales of investments, other than short-term obligations, were as follows:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Purchases	$13,401,540	$54,890,117	$85,866,219	$40,979,495	$75,423,075	$95,817,638	$27,750,075
Sales	$19,621,063	$64,327,344	$92,540,395	$35,748,844	$64,332,344	$87,415,621	$23,765,225
114

Notes to Financial Statements  - continued
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Mississippi Fund				New York Fund
	Year ended 3/31/22		Year ended 3/31/21		Year ended 3/31/22		Year ended 3/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	664,473	$ 6,608,160	1,158,053	$ 11,381,463	1,535,775	$ 17,534,239	1,830,942	$ 20,327,920
Class B	69	685	203	1,992	6	67	2,514	28,267
Class C	—	—	—	—	94,505	1,085,512	154,106	1,721,692
Class I	262,884	2,607,152	411,802	4,071,191	993,410	10,039,839	1,701,251	16,809,838
Class R6	114,707	1,130,805	110,133	1,083,067	5,009,657	50,791,805	208,661	2,054,168
	1,042,133	$ 10,346,802	1,680,191	$ 16,537,713	7,633,353	$ 79,451,462	3,897,474	$ 40,941,885
Shares issued to shareholders in reinvestment of distributions
Class A	170,189	$ 1,681,291	198,409	$ 1,951,155	269,871	$ 3,063,742	326,932	$ 3,645,100
Class B	34	330	209	2,024	966	10,944	2,230	24,720
Class C	—	—	—	—	12,520	142,014	20,040	222,852
Class I	26,744	263,696	26,461	259,865	168,723	1,703,392	231,894	2,288,157
Class R6	6,298	62,011	6,881	67,595	43,348	423,860	11,447	113,096
	203,265	$ 2,007,328	231,960	$ 2,280,639	495,428	$ 5,343,952	592,543	$ 6,293,925
Shares reacquired
Class A	(1,474,819)	$ (14,370,002)	(994,086)	$ (9,740,963)	(2,418,241)	$ (27,305,790)	(3,065,195)	$ (33,791,067)
Class B	(2,127)	(21,293)	(53,748)	(523,669)	(26,589)	(301,471)	(111,918)	(1,247,029)
Class C	—	—	—	—	(281,029)	(3,139,981)	(508,585)	(5,680,181)
Class I	(226,922)	(2,243,329)	(217,925)	(2,145,712)	(5,967,800)	(60,139,644)	(1,016,702)	(9,938,837)
Class R6	(33,794)	(332,516)	(95,165)	(938,480)	(115,641)	(1,164,697)	(54,612)	(536,174)
	(1,737,662)	$ (16,967,140)	(1,360,924)	$ (13,348,824)	(8,809,300)	$ (92,051,583)	(4,757,012)	$ (51,193,288)
Net change
Class A	(640,157)	$ (6,080,551)	362,376	$ 3,591,655	(612,595)	$ (6,707,809)	(907,321)	$ (9,818,047)
Class B	(2,024)	(20,278)	(53,336)	(519,653)	(25,617)	(290,460)	(107,174)	(1,194,042)
Class C	—	—	—	—	(174,004)	(1,912,455)	(334,439)	(3,735,637)
Class I	62,706	627,519	220,338	2,185,344	(4,805,667)	(48,396,413)	916,443	9,159,158
Class R6	87,211	860,300	21,849	212,182	4,937,364	50,050,968	165,496	1,631,090
	(492,264)	$ (4,613,010)	551,227	$ 5,469,528	(680,519)	$ (7,256,169)	(266,995)	$ (3,957,478)
	North Carolina Fund				Pennsylvania Fund
	Year ended 3/31/22		Year ended 3/31/21		Year ended 3/31/22		Year ended 3/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	5,850,253	$ 68,685,618	6,602,432	$ 77,721,228	1,746,541	$ 18,605,633	2,474,008	$ 25,928,595
Class B	—	—	1,276	14,396	21	221	38	388
Class C	271,155	3,267,571	504,123	5,910,821	—	—	—	—
Class I	3,227,645	32,146,638	4,368,095	42,924,803	2,876,721	29,048,205	915,677	9,163,074
Class R6	1,746,451	17,419,228	1,385,236	13,674,485	783,738	7,965,889	583,182	5,829,247
	11,095,504	$ 121,519,055	12,861,162	$ 140,245,733	5,407,021	$ 55,619,948	3,972,905	$ 40,921,304
115

Notes to Financial Statements  - continued
	North Carolina Fund − continued				Pennsylvania Fund − continued
	Year ended 3/31/22		Year ended 3/31/21		Year ended 3/31/22		Year ended 3/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	492,347	$ 5,862,338	627,631	$ 7,378,536	249,591	$ 2,653,059	294,973	$ 3,085,376
Class B	274	3,261	726	8,481	774	8,258	2,040	21,320
Class C	26,217	312,225	50,553	592,825	—	—	—	—
Class I	211,310	2,096,544	214,421	2,103,354	62,687	634,112	63,165	629,313
Class R6	79,594	789,299	71,308	699,567	16,645	168,358	12,015	120,001
	809,742	$ 9,063,667	964,639	$ 10,782,763	329,697	$ 3,463,787	372,193	$ 3,856,010
Shares reacquired
Class A	(4,974,968)	$ (58,723,641)	(5,616,204)	$ (66,037,402)	(1,812,074)	$ (19,208,090)	(1,250,228)	$ (13,104,888)
Class B	(6,503)	(77,669)	(35,926)	(422,186)	(23,588)	(252,205)	(68,742)	(721,534)
Class C	(700,146)	(8,308,265)	(1,531,861)	(18,023,528)	—	—	—	—
Class I	(2,440,231)	(24,144,249)	(1,906,770)	(18,642,473)	(2,200,423)	(22,031,600)	(469,667)	(4,680,498)
Class R6	(951,058)	(9,356,336)	(480,280)	(4,696,472)	(221,256)	(2,210,929)	(362,505)	(3,576,958)
	(9,072,906)	$ (100,610,160)	(9,571,041)	$ (107,822,061)	(4,257,341)	$ (43,702,824)	(2,151,142)	$ (22,083,878)
Net change
Class A	1,367,632	$ 15,824,315	1,613,859	$ 19,062,362	184,058	$ 2,050,602	1,518,753	$ 15,909,083
Class B	(6,229)	(74,408)	(33,924)	(399,309)	(22,793)	(243,726)	(66,664)	(699,826)
Class C	(402,774)	(4,728,469)	(977,185)	(11,519,882)	—	—	—	—
Class I	998,724	10,098,933	2,675,746	26,385,684	738,985	7,650,717	509,175	5,111,889
Class R6	874,987	8,852,191	976,264	9,677,580	579,127	5,923,318	232,692	2,372,290
	2,832,340	$ 29,972,562	4,254,760	$ 43,206,435	1,479,377	$ 15,380,911	2,193,956	$ 22,693,436
	South Carolina Fund				Virginia Fund
	Year ended 3/31/22		Year ended 3/31/21		Year ended 3/31/22		Year ended 3/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	2,372,086	$ 29,319,454	3,622,825	$ 44,351,500	3,082,317	$ 34,747,094	4,343,470	$ 48,934,253
Class B	—	—	1,030	12,749	2,264	26,007	2,258	25,986
Class C	—	—	—	—	68,268	784,471	237,225	2,690,383
Class I	2,681,963	26,859,693	2,251,458	22,235,583	3,127,472	31,010,484	3,369,391	33,380,444
Class R6	806,676	8,094,413	646,473	6,413,862	1,010,801	10,065,928	939,360	9,267,335
	5,860,725	$ 64,273,560	6,521,786	$ 73,013,694	7,291,122	$ 76,633,984	8,891,704	$ 94,298,401
Shares issued to shareholders in reinvestment of distributions
Class A	270,984	$ 3,330,868	336,266	$ 4,097,388	419,275	$ 4,776,019	507,718	$ 5,759,053
Class B	120	1,480	731	8,819	430	4,899	845	9,574
Class C	—	—	—	—	13,848	157,810	22,789	258,077
Class I	97,823	974,446	91,275	902,178	199,270	1,972,533	204,142	2,014,090
Class R6	34,067	338,875	27,122	268,235	63,023	623,830	54,008	533,483
	402,994	$ 4,645,669	455,394	$ 5,276,620	695,846	$ 7,535,091	789,502	$ 8,574,277
Shares reacquired
Class A	(3,092,604)	$ (37,841,157)	(1,944,801)	$ (23,726,152)	(2,630,752)	$ (29,754,374)	(4,084,717)	$ (45,948,525)
Class B	(10,273)	(127,051)	(79,566)	(968,002)	(4,883)	(55,280)	(17,450)	(198,890)
Class C	—	—	—	—	(247,059)	(2,811,487)	(516,194)	(5,859,010)
Class I	(2,127,322)	(21,223,924)	(647,031)	(6,417,783)	(3,358,779)	(32,848,183)	(1,520,352)	(14,892,809)
Class R6	(344,094)	(3,391,189)	(127,656)	(1,261,289)	(538,116)	(5,278,501)	(251,195)	(2,461,458)
	(5,574,293)	$ (62,583,321)	(2,799,054)	$ (32,373,226)	(6,779,589)	$ (70,747,825)	(6,389,908)	$ (69,360,692)
116

Notes to Financial Statements  - continued
	South Carolina Fund − continued				Virginia Fund − continued
	Year ended 3/31/22		Year ended 3/31/21		Year ended 3/31/22		Year ended 3/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net change
Class A	(449,534)	$ (5,190,835)	2,014,290	$ 24,722,736	870,840	$ 9,768,739	766,471	$ 8,744,781
Class B	(10,153)	(125,571)	(77,805)	(946,434)	(2,189)	(24,374)	(14,347)	(163,330)
Class C	—	—	—	—	(164,943)	(1,869,206)	(256,180)	(2,910,550)
Class I	652,464	6,610,215	1,695,702	16,719,978	(32,037)	134,834	2,053,181	20,501,725
Class R6	496,649	5,042,099	545,939	5,420,808	535,708	5,411,257	742,173	7,339,360
	689,426	$ 6,335,908	4,178,126	$ 45,917,088	1,207,379	$ 13,421,250	3,291,298	$ 33,511,986
	West Virginia Fund
	Year ended 3/31/22		Year ended 3/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	798,195	$ 8,965,316	528,300	$ 5,897,279
Class B	2	16	2,112	23,813
Class I	455,289	4,508,333	733,254	7,204,193
Class R6	119,674	1,181,222	26,052	255,077
	1,373,160	$ 14,654,887	1,289,718	$ 13,380,362
Shares issued to shareholders in reinvestment of distributions
Class A	178,745	$ 1,999,069	214,015	$ 2,382,778
Class B	84	947	200	2,226
Class I	31,219	306,989	25,141	246,860
Class R6	3,206	31,423	2,214	21,697
	213,254	$ 2,338,428	241,570	$ 2,653,561
Shares reacquired
Class A	(1,021,241)	$ (11,484,492)	(895,511)	$ (9,976,692)
Class B	(4,742)	(53,412)	(6,777)	(75,812)
Class I	(173,626)	(1,708,211)	(114,007)	(1,114,581)
Class R6	(19,253)	(185,626)	(18,727)	(181,946)
	(1,218,862)	$ (13,431,741)	(1,035,022)	$ (11,349,031)
Net change
Class A	(44,301)	$ (520,107)	(153,196)	$ (1,696,635)
Class B	(4,656)	(52,449)	(4,465)	(49,773)
Class I	312,882	3,107,111	644,388	6,336,472
Class R6	103,627	1,027,019	9,539	94,828
	367,552	$ 3,561,574	496,266	$ 4,684,892
Effective June 1, 2019, purchases of each fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see each fund’s prospectus for details.
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of Daily Simple SOFR plus 0.10%, the Federal Funds Effective Rate, and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended
117

Notes to Financial Statements  - continued
March 31, 2022, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations, with the exception of the Virginia Fund, whose commitment fee and interest expense are included in ”Interest expense and fees“ in the Statements of Operations.
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Commitment Fee	$330	$899	$1,768	$627	$950	$1,217	$354
Interest Expense	—	—	—	—	—	—	—
(7)  Investments in Affiliated Issuers
An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the year ended March 31, 2022, are as follows:
	Affiliated Issuer - MFS Institutional Money Market Portfolio
	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Mississippi Fund	$38,650	$27,306,337	$24,805,068	$—	$—	$2,539,919
New York Fund	2,328,184	74,699,366	71,587,728	—	—	5,439,822
North Carolina Fund	8,059,699	147,201,779	113,393,830	—	—	41,867,648
Pennsylvania Fund	3,316,601	69,462,526	59,811,294	—	1	12,967,834
South Carolina Fund	3,938,050	104,758,521	95,095,930	—	—	13,600,641
Virginia Fund	4,569,228	115,547,935	112,806,431	—	—	7,310,732
West Virginia Fund	588,118	33,071,235	31,302,385	—	1	2,356,969
	Dividend Income	Capital Gain Distributions
Mississippi Fund	$1,340	$—
New York Fund	2,580	—
North Carolina Fund	10,115	—
Pennsylvania Fund	3,654	—
South Carolina Fund	4,918	—
Virginia Fund	3,665	—
West Virginia Fund	1,347	—
(8)  LIBOR Transition
Certain of each fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by each fund and certain other contractual arrangements of each fund, may be based on the London Interbank Offered Rate (”LIBOR“). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on each fund's performance. With respect to each fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by each fund and any other contractual arrangements of each fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the funds to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the funds of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of each fund’s assets and thus each fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the funds.
118

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Municipal Series Trust and the Shareholders of MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Virginia Municipal Bond Fund and MFS West Virginia Municipal Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Virginia Municipal Bond Fund and MFS West Virginia Municipal Bond Fund (the “Funds”), including the portfolios of investments, as of March 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 13, 2022
We have served as the auditor of one or more of the MFS investment companies since 1924.
119

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of May 1, 2022, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEES
Michael W. Roberge (k) (age 55)	Trustee	January 2021	136	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022); President (until December 2018); Chief Investment Officer (until December 2018)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 67)	Trustee and Chair of Trustees	January 2009	136	Private investor	N/A
Steven E. Buller (age 70)	Trustee	February 2014	136	Private investor	N/A
John A. Caroselli (age 67)	Trustee	March 2017	136	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 67)	Trustee	January 2009	136	Private investor	N/A
Peter D. Jones (age 66)	Trustee	January 2019	136	Private investor	N/A
James W. Kilman, Jr. (age 61)	Trustee	January 2019	136	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)
Clarence Otis, Jr. (age 66)	Trustee	March 2017	136	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 66)	Trustee	May 2014	136	Private investor	N/A
Laurie J. Thomsen (age 64)	Trustee	March 2005	136	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
Christopher R. Bohane (k) (age 48)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel
120

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
Kino Clark (k) (age 53)	Assistant Treasurer	January 2012	136	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 55)	Assistant Treasurer	April 2017	136	Massachusetts Financial Services Company, Vice President (since March 2017); Deutsche Bank (financial services), Department Head - Treasurer's Office (until February 2017)
David L. DiLorenzo (k) (age 53)	President	July 2005	136	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 54)	Secretary and Clerk	April 2017	136	Massachusetts Financial Services Company, Executive Vice President and General Counsel (since March 2017); Harris Associates (investment management), General Counsel (until January 2017)
Brian E. Langenfeld (k) (age 49)	Assistant Secretary and Assistant Clerk	June 2006	136	Massachusetts Financial Services Company, Vice President and Senior Counsel
Rosa E. Licea-Mailloux(k) (age 45)	Chief Compliance Officer	March 2022	136	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022); Natixis Investment Managers (investment management), Funds Chief Compliance Officer, Deputy General Counsel & Senior Vice President (until 2018)
Amanda S. Mooradian (k) (age 43)	Assistant Secretary and Assistant Clerk	September 2018	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
Susan A. Pereira (k) (age 51)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Assistant General Counsel
Kasey L. Phillips (k) (age 51)	Assistant Treasurer	September 2012	136	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 47)	Assistant Secretary and Assistant Clerk	October 2014	136	Massachusetts Financial Services Company, Vice President and Assistant General Counsel
James O. Yost (k) (age 61)	Treasurer	September 1990	136	Massachusetts Financial Services Company, Senior Vice President
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Kilman and Otis and Ms. Roepke are members of the Trust’s Audit Committee.
121

Trustees and Officers - continued
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116
Portfolio Manager(s)
Michael Dawson
122

Statement Regarding Liquidity Risk Management Program
Each fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. Each fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of each fund. Liquidity risk is the risk that each fund could not meet requests to redeem shares issued by each fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage each fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted each fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in each fund may be subject, can be found in each fund's prospectus.
123

Proxy Voting Policies and Information
MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about each fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing each fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The funds will notify shareholders of amounts for use in preparing 2022 income tax forms in January 2023. The following information is provided pursuant to provisions of the Internal Revenue Code.
Of the dividends paid from net investment income during the fiscal year, the following percentages were designated as exempt interest dividends for federal income tax purposes. If each fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.
Exempt interest Dividends
Mississippi Fund	98.71%
New York Fund	98.61%
North Carolina Fund	98.14%
Pennsylvania Fund	98.14%
South Carolina Fund	97.94%
Virginia Fund	97.81%
West Virginia Fund	97.89%
The funds intend to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
124

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 800-225-2606 or go to mfs.com.
125

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.
What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.
Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
126

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Annual Report
March 31, 2022
MFS®  Municipal Income Fund
LMB-ANN

MFS® Municipal Income Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
As a result of Russia’s invasion of Ukraine, the danger of wider geopolitical conflict has risen to a level not seen in decades, and this comes as sanctions aimed at countering Russia’s actions are exacerbating already mounting inflation. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve recently raised rates for the first time since 2018 and indicated that it is likely to tighten policy much more over the coming year. Meanwhile, the unsettled geopolitical backdrop and tighter financial conditions have led to increased volatility.
There are, however, encouraging signs for the markets. The number of coronavirus cases outside of Asia remains well below prior peaks, unemployment is low, and there are signs that some global supply chain bottlenecks are beginning to ease, though lockdowns in China and disruptions stemming from Russia's invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and try to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
May 13, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure (i)
Top ten industries (i)
Healthcare Revenue - Hospitals	14.8%
Housing - Single Family	8.8%
General Obligations - General Purpose	7.8%
State & Local Agencies	5.3%
General Obligations - Schools	4.8%
Universities - Colleges	4.2%
Sales & Excise Tax Revenue	4.0%
Miscellaneous Revenue - Other	4.0%
Transportation – Special Tax	3.4%
Tax - Other	3.2%
Composition including fixed income credit quality (a)(i)
AAA	4.3%
AA	30.6%
A	30.8%
BBB	17.3%
BB	5.2%
B	1.3%
CCC	0.3%
CC	0.4%
C (o)	0.0%
D	0.8%
Not Rated	9.7%
Cash & Cash Equivalents	0.9%
Other	(1.6)%
Portfolio facts (i)
Average Duration (d)	7.1
Average Effective Maturity (m)	14.9 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and/or the leverage created through the issuance of self-deposited inverse floaters and may be negative.
Percentages are based on net assets as of March 31, 2022.
The portfolio is actively managed and current holdings may be different.

Management Review
Summary of Results
For the twelve months ended March 31, 2022, Class A shares of the MFS Municipal Income Fund (fund) provided a total return of -4.01%, at net asset value. This compares with a return of -4.47% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
Market Environment
Near the end of the period, just as the Omicron wave of the pandemic appeared to be receding in much of the world, markets experienced a geopolitical shock as Russia launched a full-scale invasion of neighboring Ukraine. Given Europe's heavy reliance on imported oil and gas from Russia, European markets were among the hardest hit. Energy prices spiked in the wake of the invasion, adding to already multi-decade high levels of inflation, and non-energy commodities rose sharply as well. Both the equity and fixed income markets experienced significant upticks in volatility, though markets recovered their footing as the period came to an end.
The ripple effects from the Russian invasion further complicated the mission central banks must undertake to rein in surging inflation. Energy shocks have historically resulted in global growth slowdowns, if not pullbacks, so policymakers will find themselves in the difficult position of trying to restrain inflation without tipping economies into recession. However, despite the challenging macroeconomic environment, policymakers remain focused on corralling inflation, though investors expect varying degrees of action from the central banks with the US Federal Reserve (the “Fed”) expected to be the most hawkish developed market central bank and the European Central Bank less so, given the direct economic ripple effects on Europe stemming from the invasion.
Against an environment of rising labor and raw materials prices, higher interest rates and waning fiscal and monetary stimulus, investor anxiety increased over the potential that corporate profit margins may be past peak for this cycle. That said, tentative signs that some supply chain bottlenecks may be easing, low levels of unemployment across developed markets and loosening of coronavirus restrictions outside of China are supportive factors for the macroeconomic backdrop.
The credit health of municipal issuers continued to demonstrate strength, underpinned by above-trend growth in the US economy over the reporting period. Income, sales, and property tax grew during the year, and disbursements from federal fiscal stimulus packages bolstered liquidity. The supply/demand backdrop worked against municipal assets, however, during the final three months of the reporting period. Accelerating rates of inflation and the Fed’s hawkish stance increased interest rate volatility and pushed the US Treasury and tax-exempt curves higher while dragging municipal returns lower. Negative returns and fear of higher rates spurred investor outflows. Municipal funds and exchange traded funds reported net redemptions for 12 consecutive weeks at the end of the reporting period. The repricing of municipal assets improved the Municipal/US Treasury ratio, an indicator of the value of municipals relative to Treasuries. At period end, the ratio reflected a more attractive proposition for municipals with 5-, 10-, and 30-year ratios moving from 48%, 70%, and 81% to 83%, 96%, and 106%, respectively. The valuation picture remained mixed, however, because yields of higher-yielding issuers continued to offer little premium over yields of

Management Review - continued
investment-grade issuers. A positive for long-term investors in municipal bonds, AAA tax-exempt yields ended the first quarter at their highest absolute levels since April 2019, excluding a brief period at the beginning of the pandemic in March 2020.
Factors Affecting Performance
Relative to the Bloomberg Municipal Bond Index, security selection was a positive contributor to the fund’s performance. From a sector perspective, bond selection within the health care, housing, education and leasing sectors benefited relative returns. From a quality perspective, selection within “AA”, “A” and “BBB” rated(r) bonds supported relative results.
The fund's asset allocation decisions also strengthened relative performance. Here, the fund's out-of-benchmark allocation to both non-rated and “BB” rated securities, and its overweight allocation to “BBB” rated bonds, aided relative returns.
The fund's yield curve(y) positioning further helped relative performance. Notably, the fund's average overweight exposure to the long end of the yield curve, specifically to bonds with maturities of 10, 20 and 30 years, benefited relative returns as longer-term interest rates were relatively flat over the reporting period, while shorter-term rates increased significantly.
Conversely, the fund's longer duration(d) stance hurt relative returns as interest rates generally rose over the reporting period.
Respectfully,
Portfolio Manager(s)
Jason Kosty, Megan Poplowski, and Geoffrey Schechter
Note to Shareholders: Effective March 1, 2022, Megan Poplowski was added as a Portfolio Manager of the fund.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(r)	Securities rated “BBB”, “Baa”, or higher are considered investment grade; securities rated “BB”, “Ba”, or below are considered non-investment grade. Ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities that are not rated by any of the rating agencies, the security is considered Not Rated.
(y)	A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type; a normal yield curve is upward sloping, with short-term rates lower than long-term rates.
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These

Management Review - continued
views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

Performance Summary THROUGH 3/31/22
The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
Growth of a Hypothetical $10,000 Investment

Performance Summary  - continued
Total Returns through 3/31/22
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	9/07/93	(4.01)%	2.68%	3.12%	N/A
B	12/29/86	(4.61)%	1.93%	2.35%	N/A
C	1/03/94	(4.71)%	1.92%	2.34%	N/A
I	8/01/11	(3.66)%	2.96%	3.38%	N/A
R6	8/01/17	(3.71)%	N/A	N/A	2.60%
A1	6/25/07	(3.76)%	2.94%	3.38%	N/A
B1	6/25/07	(4.38)%	2.17%	2.61%	N/A
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	(4.47)%	2.52%	2.88%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(8.09)%	1.80%	2.67%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(8.37)%	1.56%	2.35%	N/A
C With CDSC (1% for 12 months) (v)	(5.65)%	1.92%	2.34%	N/A
A1 With Initial Sales Charge (4.25%)	(7.85)%	2.05%	2.93%	N/A
B1 With CDSC (Declining over six years from 4% to 0%) (v)	(8.15)%	1.81%	2.61%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
Benchmark Definition(s)
Bloomberg Municipal Bond Index(a) – a market capitalization-weighted index that measures the performance of the tax-exempt bond market.
It is not possible to invest directly in an index.
(a)	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Notes to Performance Summary
Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund's share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
A portion of the fund’s monthly distributions may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

Expense Table
Fund expenses borne by the shareholders during the period,
October 1, 2021 through March 31, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2021 through March 31, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/21	Ending Account Value 3/31/22	Expenses Paid During Period (p) 10/01/21-3/31/22
A	Actual	0.72%	$1,000.00	$941.17	$3.48
	Hypothetical (h)	0.72%	$1,000.00	$1,021.34	$3.63
B	Actual	1.47%	$1,000.00	$938.84	$7.11
	Hypothetical (h)	1.47%	$1,000.00	$1,017.60	$7.39
C	Actual	1.47%	$1,000.00	$937.89	$7.10
	Hypothetical (h)	1.47%	$1,000.00	$1,017.60	$7.39
I	Actual	0.47%	$1,000.00	$943.39	$2.28
	Hypothetical (h)	0.47%	$1,000.00	$1,022.59	$2.37
R6	Actual	0.39%	$1,000.00	$943.67	$1.89
	Hypothetical (h)	0.39%	$1,000.00	$1,022.99	$1.97
A1	Actual	0.47%	$1,000.00	$943.48	$2.28
	Hypothetical (h)	0.47%	$1,000.00	$1,022.59	$2.37
B1	Actual	1.22%	$1,000.00	$940.02	$5.90
	Hypothetical (h)	1.22%	$1,000.00	$1,018.85	$6.14
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Expense ratios include 0.01% of investment related expenses from self-deposited inverse floaters (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

Portfolio of Investments
3/31/22
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 98.5%
Alabama - 1.2%
Alabama Stadium Trace Village Improvement District Development Incentive Anticipation, 3.625%, 3/01/2036	$1,750,000	$ 1,531,669
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2035	300,000	319,800
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2036	1,070,000	1,135,541
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2037	240,000	254,489
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2038	1,580,000	1,672,798
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2039	310,000	327,705
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2040	155,000	163,262
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/2025	685,000	693,147
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	6,570,000	6,733,890
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A-1”, 4%, 10/01/2049 (Put Date 10/01/2026)	4,945,000	5,190,753
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 1.054% (67% of LIBOR - 1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	20,175,000	20,179,840
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/2033	785,000	844,624
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	1,175,000	999,126
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,655,000	1,155,790
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	2,370,000	1,166,473
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	4,495,000	2,071,852
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	455,000	476,122
Mobile, AL, General Obligation Warrants, “A”, 5%, 2/15/2030	3,130,000	3,540,367
Southeast Alabama Gas Supply District Rev. (Project No. 1), “A”, 4%, 4/01/2049	14,580,000	14,964,373
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2038	1,505,000	1,742,960
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2039	620,000	716,650
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2044	4,070,000	4,640,875

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alabama - continued
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	$2,480,000	$ 2,811,745
		$ 73,333,851
Alaska - 0.2%
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 6/01/2027	$620,000	$ 704,979
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 12/01/2027	1,000,000	1,147,259
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 6/01/2028	1,315,000	1,517,610
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 12/01/2028	1,365,000	1,588,621
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 6/01/2029	1,025,000	1,202,485
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 12/01/2029	1,830,000	2,030,361
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 6/01/2030	1,100,000	1,224,415
		$ 9,415,730
Arizona - 2.5%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2038	$370,000	$ 406,217
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2048	990,000	1,074,392
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2052	1,235,000	1,336,708
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.125%, 7/01/2037 (n)	1,000,000	1,070,817
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.25%, 7/01/2047 (n)	750,000	799,146
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	95,000	102,048
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047 (n)	160,000	170,054
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	425,000	450,667
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2037	1,000,000	1,101,820
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2047	2,350,000	2,562,011
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2052	1,870,000	2,033,263

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037 (n)	$165,000	$ 177,241
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047 (n)	165,000	175,369
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051 (n)	310,000	328,722
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2031	400,000	471,519
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2032	300,000	352,563
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2033	250,000	292,918
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2035	1,395,000	1,626,271
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2040	290,000	335,055
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2036	1,100,000	1,156,651
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2038	600,000	629,595
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2039	750,000	785,751
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2040	800,000	836,835
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2045	1,015,000	1,051,811
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2050	1,385,000	1,426,310
Coconino County, AZ, Pollution Control Corp., “A”, 1.875%, 9/01/2032 (Put Date 3/31/2023)	2,605,000	2,604,178
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	1,285,000	1,091,605
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,965,000	1,944,498
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2042	3,000,000	3,263,119
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2048	4,000,000	4,330,635
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2038	675,000	732,938

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2048	$465,000	$ 499,261
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2034	170,000	179,840
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039	295,000	331,798
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039 (n)	860,000	925,313
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	545,000	604,429
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	460,000	488,052
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	690,000	762,747
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054 (n)	2,050,000	2,168,414
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “A”, 5%, 1/01/2038	3,000,000	3,341,801
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	790,000	727,574
Phoenix, AZ, Civic Improvement Corp. Rental Car Facility Charge Rev., “A”, 5%, 7/01/2037	6,500,000	7,425,837
Phoenix, AZ, Civic Improvement Corp. Rental Car Facility Charge Rev., “A”, 5%, 7/01/2045	10,000,000	11,184,741
Phoenix, AZ, Industrial Development Authority Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2041 (n)	2,395,000	2,139,881
Phoenix, AZ, Industrial Development Authority Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2051 (n)	7,950,000	6,695,147
Phoenix, AZ, Industrial Development Authority Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4.15%, 12/01/2057 (n)	2,990,000	2,492,280
Phoenix, AZ, Industrial Development Authority Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “B”, 5.75%, 12/15/2057 (n)	3,495,000	3,013,766
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	470,000	494,054
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	140,000	147,165
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	570,000	595,067
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	340,000	354,846

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	$700,000	$ 740,469
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	560,000	589,965
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	895,000	939,326
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	840,000	878,777
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	925,000	959,646
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046 (n)	610,000	636,933
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 0.45%, 12/01/2035 (Put Date 5/02/2022)	42,960,000	42,934,117
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2044	420,000	458,847
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2049	1,030,000	1,120,464
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2059	840,000	908,215
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2030	150,000	167,225
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2031	530,000	587,676
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2033	285,000	314,651
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2037	500,000	549,344
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2042	605,000	659,706
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4.75%, 6/15/2037 (n)	1,075,000	1,082,606

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	$235,000	$ 224,416
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	1,265,000	1,208,025
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2047 (n)	1,020,000	1,027,717
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	1,400,000	1,276,614
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	360,000	328,273
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2052 (n)	550,000	554,161
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	315,000	279,808
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	1,580,000	1,403,775
Salt River, AZ, Agricultural Improvement & Power District, “A”, 5%, 1/01/2038	8,000,000	8,949,514
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 2.2%, 3/01/2028 (Put Date 6/03/2024)	2,150,000	2,131,984
		$ 150,204,994
Arkansas - 0.5%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$215,000	$ 217,410
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	435,000	440,855
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	45,000	45,491
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	905,000	1,013,532
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2026	4,465,000	4,933,333
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2027	4,690,000	5,265,456

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arkansas - continued
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2028	$2,025,000	$ 2,304,319
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2029	1,725,000	1,987,169
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2036	870,000	997,575
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2037	605,000	693,271
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2038	1,320,000	1,510,276
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2039	480,000	548,358
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2040	530,000	604,577
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2044	1,815,000	2,055,739
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	1,225,000	1,378,949
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3%, 7/01/2032	170,000	155,839
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.125%, 7/01/2036	470,000	422,343
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	180,000	182,494
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	775,000	728,626
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,665,000	1,855,475
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	435,000	462,626
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	4,995,000	1,989,708
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	1,520,000	1,623,720
		$ 31,417,141

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - 10.6%
San Diego County, CA, Regional Transportation Commission Sales Tax Rev., “A”, 5%, 10/01/2022	$8,335,000	$ 8,499,044
Alameda, CA, Corridor Transportation Authority Senior Lien Rev., “A”, AGM, 5%, 10/01/2028	985,000	1,027,903
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, ETM, 5%, 6/01/2025	3,960,000	4,331,482
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, ETM, 5%, 6/01/2026	4,145,000	4,636,787
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	8,605,000	8,073,720
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2032	140,000	159,613
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2035	190,000	200,832
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2037	305,000	321,155
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2038	130,000	136,635
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2039	165,000	173,076
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2046 (Prerefunded 11/15/2025)	2,530,000	2,794,410
California Health Facilities Financing Authority Rev., (Cedars-Sinai Health System), “A”, 4%, 8/15/2048	20,390,000	21,692,756
California Health Facilities Financing Authority Rev., (Cedars-Sinai Health System), “A”, 5%, 8/15/2051	14,755,000	17,439,290
California Housing Finance Agency Municipal Certificates, “A”, 4%, 3/20/2033	5,034,493	5,332,649
California Housing Finance Agency Municipal Certificates, “X”, 0.796%, 11/20/2035 (i)	69,808,210	4,303,774
California Housing Finance Agency Municipal Certificates, “X”, 0.764%, 8/20/2036 (i)(n)	25,037,277	1,664,250
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “A”, 1.2%, 12/01/2050 (Put Date 6/01/2028)	7,940,000	7,104,100
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “B”, FLR, 1.21% (MUNIPSA + 0.70%), 12/01/2050 (Put Date 6/01/2026)	2,500,000	2,501,152
California Infrastructure & Economic Development Bank Rev. (Brightline West Passenger Rail Project), “A”, 0.85%, 1/01/2050 (Put Date 1/26/2023) (n)	9,000,000	8,952,524
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	595,000	793,383

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Municipal Finance Authority Rev. (Channing House Project), “B”, 5%, 5/15/2047	$1,500,000	$ 1,635,978
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,750,000	1,956,570
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,510,000	1,670,863
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	4,890,000	5,406,306
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	235,000	257,653
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	2,150,000	2,212,261
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	1,925,000	1,830,790
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1%, 10/01/2045 (Put Date 6/01/2022)	11,335,000	11,328,598
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	4,280,000	4,125,601
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2033	290,000	304,673
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2037	670,000	700,635
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2038	390,000	406,839
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2040	230,000	239,142
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 2.5%, 11/01/2038 (Put Date 5/01/2024)	3,795,000	3,806,427
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	260,000	288,992
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	510,000	564,712
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	510,000	558,109
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2026	415,000	443,718

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2027	$400,000	$ 431,972
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2028	360,000	392,073
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	895,000	954,765
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-1”, 3.125%, 5/15/2029 (n)	2,025,000	1,953,935
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-2”, 2.375%, 11/15/2028 (n)	1,350,000	1,308,396
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-3”, 2.125%, 11/15/2027 (n)	2,055,000	1,993,803
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 8/01/2029	5,000,000	5,891,877
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 8/01/2030	9,000,000	10,719,447
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 2/01/2031	7,845,000	9,401,410
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 2/01/2032	8,055,000	9,784,881
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2038	9,180,000	9,575,159
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	9,250,000	9,829,387
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024 (n)	560,000	579,679
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025 (n)	585,000	611,837
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	505,000	540,558
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	1,340,000	1,422,295
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 3.5%, 7/01/2034	795,000	825,679
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2034	1,000,000	1,139,144
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2035	1,475,000	1,678,787
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3%, 11/01/2022 (n)	440,000	442,373
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027 (n)	3,930,000	4,082,673

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032 (n)	$485,000	$ 534,708
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	955,000	1,036,526
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	55,000	56,164
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	190,000	197,386
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	645,000	694,332
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	2,645,000	2,835,184
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	5,455,000	5,953,577
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2058	7,400,000	8,389,439
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5%, 7/01/2029 (n)	620,000	624,873
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	475,000	478,372
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	1,795,000	1,769,256
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052 (n)	780,000	764,869
California Statewide Communities Development Authority, Essential Housing Rev. (Pasadena Portfolio), “A-1”, 2.65%, 12/01/2046 (n)	9,155,000	7,661,365
CMFA Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	3,075,000	2,812,357
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2030	4,495,000	3,537,329
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2031	4,015,000	3,045,041
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2033	2,785,000	1,962,539
Foothill-De Anza, CA, Community College District, Capital Appreciation, NPFG, 0%, 8/01/2034	21,410,000	15,101,672
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2034 (Prerefunded 6/01/2025)	3,000,000	3,276,601

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036 (Prerefunded 6/01/2022)	$1,410,000	$ 1,415,777
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5.25%, 6/01/2047 (Prerefunded 6/01/2022)	160,000	161,099
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “B-2”, 0%, 6/01/2066	13,205,000	1,604,954
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	25,250,000	24,271,477
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	2,620,000	2,772,037
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2036 (Prerefunded 5/15/2022)	640,000	649,350
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	480,000	507,079
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2034	480,000	488,474
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2044	820,000	834,063
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2033	1,315,000	1,528,927
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2034	1,370,000	1,589,553
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2035	2,160,000	2,499,427
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2036	1,710,000	1,976,795
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2037	2,210,000	2,548,364
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2038	1,870,000	2,152,781
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2039	2,010,000	2,306,762
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2040	2,100,000	2,406,215
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2041	2,255,000	2,580,122
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2034	465,000	518,266
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2036	825,000	918,087
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2037	1,030,000	1,144,765

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5.25%, 5/15/2038	$1,770,000	$ 1,990,513
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2044	3,605,000	3,962,886
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2038	4,040,000	4,438,879
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	6,435,000	7,070,343
Merced, CA, Union High School District, Capital Appreciation, “A”, AGM, 0%, 8/01/2030	580,000	454,561
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2041	6,500,000	6,900,869
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2046	2,000,000	2,118,039
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2023, 5.875% to 8/01/2028	1,860,000	2,065,642
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2027	1,645,000	1,440,444
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2029	3,240,000	2,662,903
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2030	4,110,000	3,266,371
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2024	350,000	333,369
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	195,000	172,286
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	90,000	79,517
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	395,000	330,328
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	280,000	234,156
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	225,000	182,527
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,640,000	1,736,083
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2024	1,580,000	1,668,609
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2025	4,800,000	5,185,418
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2026	2,750,000	3,024,070

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2027	$2,750,000	$ 3,068,869
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2028	875,000	987,195
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, ETM, 5%, 5/01/2024	120,000	127,384
Port of Oakland, CA, Rev., “P”, 5%, 5/01/2033 (Prerefunded 5/01/2022)	10,815,000	10,847,899
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 2%, 6/01/2029	2,015,000	1,921,242
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 5.25%, 6/01/2039 (Prerefunded 6/01/2023)	4,655,000	4,845,160
Sacramento County, CA, Airport System Rev., “A”, 5%, 7/01/2041	10,000,000	11,018,471
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2041	6,000,000	6,570,512
Sacramento County, CA, Sanitation Districts Financing Authority Rev. (Regional County Sanitation District), 5%, 12/01/2044	9,040,000	9,561,767
Sacramento, CA, Transient Occupancy Tax Rev. (Convention Center Complex), “A”, 5%, 6/01/2033	115,000	129,899
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2024 (Prerefunded 7/01/2023)	500,000	518,952
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2025 (Prerefunded 7/01/2023)	1,500,000	1,556,856
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2041	1,665,000	1,730,714
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2046	1,905,000	1,954,918
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2046	2,380,000	2,679,180
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2051	2,380,000	2,661,767
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2056	2,615,000	2,666,030
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2056	4,495,000	5,012,852
San Diego County, CA, Regional Transportation Commission Sales Tax Rev., “A”, 3%, 10/01/2022	8,335,000	8,417,481
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2028	6,000,000	6,018,212
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 1/01/2047	1,230,000	1,347,624
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2038	4,300,000	4,796,960

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2039	$4,900,000	$ 5,459,147
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2040	2,285,000	2,542,473
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	340,000	363,583
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	6,795,000	7,412,155
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (n)	8,590,000	9,212,473
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	12,210,000	6,316,962
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NPFG, 0%, 9/01/2026	5,100,000	4,616,278
San Mateo County, CA, Sequoia Union High School District General Obligation, 4%, 7/01/2043	9,000,000	9,342,281
Santa Clara County, CA, Fremont Union High School District General Obligation, 4%, 8/01/2044	7,115,000	7,383,048
State of California, AGM, 5.25%, 8/01/2032	9,160,000	11,443,664
State of California, Various Purpose General Obligation, 5%, 12/01/2028	10,000,000	11,773,199
State of California, Various Purpose General Obligation, 5%, 12/01/2029	2,250,000	2,696,194
State of California, Various Purpose General Obligation, 5%, 12/01/2031	45,000	50,092
State of California, Various Purpose General Obligation, 5%, 12/01/2032	1,750,000	1,945,059
State of California, Various Purpose General Obligation, 5%, 12/01/2034	1,345,000	1,490,395
State of California, Various Purpose General Obligation, 5%, 4/01/2045	9,730,000	11,136,268
State of California, Various Purpose General Obligation Refunding, 5%, 4/01/2024	4,365,000	4,368,531
State of California, Various Purpose General Obligation Refunding, 5%, 8/01/2029	5,000,000	5,603,132
State of California, Various Purpose General Obligation Refunding, 5%, 12/01/2030	500,000	606,537
State of California, Various Purpose General Obligation Refunding, 5%, 4/01/2031	3,180,000	3,853,661
State of California, Various Purpose General Obligation Refunding, 5%, 9/01/2034	9,000,000	10,023,643

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
State of California, Various Purpose General Obligation Refunding, 5%, 9/01/2041	$22,040,000	$ 26,335,583
State of California, Various Purpose General Obligation Refunding, 5%, 4/01/2042	7,830,000	8,806,115
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2045	950,000	1,098,262
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2049	865,000	995,452
University of California Regents, Limited Project Rev., “S”, 5%, 5/15/2029	4,000,000	4,712,322
University of California Regents, Limited Project Rev., “S”, 5%, 5/15/2030	3,000,000	3,567,284
University of California Regents, Limited Project Rev., “S”, 5%, 5/15/2031	3,000,000	3,617,885
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, AGM, 0%, 8/01/2029	3,440,000	2,766,680
		$ 634,338,611
Colorado - 4.0%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2027	$57,000	$ 62,791
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2028	92,000	106,457
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2028	55,000	60,569
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2029	92,000	108,046
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2029	55,000	60,561
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2030	96,000	112,597
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2030	13,000	14,314
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2031	101,000	118,536
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2031	59,000	64,917
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2032	110,000	129,141
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2032	70,000	76,971
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2033	110,000	128,966

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2034	$125,000	$ 146,391
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2035	44,000	51,483
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2050	527,000	605,129
Colorado Eagle County School District RE50J, Garfield Routt Counties, General Obligation, 5%, 12/01/2034	2,535,000	2,838,512
Colorado Eagle County School District RE50J, Garfield Routt Counties, General Obligation, 5%, 12/01/2035	5,000,000	5,593,948
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), 5%, 12/01/2031	1,725,000	1,819,018
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	1,020,000	1,072,148
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	195,000	201,787
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	740,000	760,957
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	605,000	620,515
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	545,000	548,427
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	490,000	515,963
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	495,000	520,040
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	910,000	934,556
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 5%, 12/01/2038	1,335,000	1,497,270
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	3,440,000	3,573,501
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	1,855,000	1,942,116
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	305,000	338,338
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	365,000	399,638
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	385,000	420,589
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2040	3,555,000	4,129,732

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2050	$18,125,000	$ 20,747,813
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2055	1,450,000	1,658,027
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Pinnacle Charter School, Inc. Project), “A”, 4%, 12/01/2036	1,370,000	1,468,725
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Pinnacle Charter School, Inc. Project), “A”, 4%, 12/01/2041	1,670,000	1,770,800
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2040	1,750,000	1,986,977
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2050	3,590,000	4,026,192
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2055	5,295,000	5,916,667
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2035	530,000	609,272
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2040	785,000	894,379
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2050	3,225,000	3,628,326
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2050	485,000	501,717
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2055	875,000	900,969
Colorado Health Facilities Authority Rev. (Adventist System/Sunbelt Obligated Group), “A”, 5%, 11/15/2041	10,000,000	11,041,923
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2037	2,375,000	2,694,934
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043 (Prerefunded 6/01/2023)	1,195,000	1,248,088
Colorado Health Facilities Authority Rev. (Sanford Health), “A”, 5%, 11/01/2039	9,400,000	10,682,006

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2036	$1,185,000	$ 1,267,745
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2037	9,250,000	9,870,191
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/2044	4,620,000	4,826,158
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2038	3,200,000	3,408,751
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2043	4,685,000	4,954,686
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2032	1,015,000	1,192,327
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2033	1,000,000	1,171,208
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2034	1,040,000	1,215,707
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2035	760,000	814,858
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2037	450,000	481,364
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2038	350,000	374,071
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2039	350,000	373,483
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2040	300,000	319,404
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, “B-1”, GNMA, 4%, 11/01/2048	1,695,000	1,745,118
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, “C”, 4.75%, 5/01/2049 (u)	4,270,000	4,489,169
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class III, “H”, 4.25%, 11/01/2049	5,385,000	5,606,887
Colorado Housing & Finance Authority Rev., Single Family Mortgage, “B”, GNMA, 3%, 5/01/2051	10,410,000	10,463,358
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 1/15/2030	235,000	265,796
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 7/15/2030	165,000	187,517
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 1/15/2031	285,000	325,149
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 7/15/2031	235,000	267,792

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 1/15/2032	$380,000	$ 432,369
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 7/15/2032	380,000	431,986
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 1/15/2033	355,000	372,330
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2033	355,000	374,333
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2034	710,000	743,092
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2036	590,000	616,178
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2038	425,000	442,442
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2036	2,755,000	3,081,087
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2040	10,000,000	11,151,358
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2025	3,000,000	3,250,123
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2041 (Prerefunded 3/01/2027)	1,500,000	1,704,966
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/2028 (Prerefunded 11/15/2022)	1,930,000	1,972,544
Denver, CO, City & County School District No. 1, 5%, 12/01/2033	5,000,000	6,006,114
Denver, CO, City & County School District No. 1, 5%, 12/01/2034	8,750,000	10,460,044
Denver, CO, City & County School District No. 1, 4%, 12/01/2035	3,750,000	4,157,155
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	965,000	1,046,467
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,635,000	1,764,536
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2038	785,000	829,318
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	1,210,000	1,259,940
E-470 Public Highway Authority Rev., CO, “A”, 5%, 9/01/2040	930,000	990,054
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2030	1,470,000	1,626,796
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2031	1,660,000	1,833,221
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2032	1,755,000	1,935,703
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2033	1,760,000	1,935,541

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2034	$1,445,000	$ 1,583,816
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2035	1,630,000	1,785,096
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2045	5,280,000	5,644,812
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	1,215,000	1,407,884
State of Colorado (Building Excellent Schools Today), “S”, COP, 4%, 3/15/2046	15,440,000	16,415,706
		$ 238,226,489
Connecticut - 0.9%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2025	$2,990,000	$ 3,228,041
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	4,230,000	4,476,162
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “B-2”, 2.75%, 1/01/2026 (n)	310,000	308,791
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 3.5%, 11/15/2045	820,000	831,879
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/2044	65,000	65,415
Hamden, CT, General Obligation, BAM, 5%, 8/15/2028	810,000	932,393
Hamden, CT, General Obligation, BAM, 5%, 8/15/2030	375,000	442,228
Hamden, CT, General Obligation, BAM, 5%, 8/15/2032	75,000	88,357
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2028	4,290,000	4,805,701
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2029	2,375,000	2,650,634
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2030	2,355,000	2,617,494
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2031	2,015,000	2,234,064
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	9,200,000	9,430,915
New Haven, CT, General Obligation, “A”, AGM, 5%, 8/15/2032	1,000,000	1,102,667
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 5/01/2033	5,505,000	6,517,924
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 5/01/2034	8,900,000	10,484,253
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2031 (n)	145,000	144,242

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - continued
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2036 (n)	$230,000	$ 225,647
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2041 (n)	275,000	263,331
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2051 (n)	795,000	733,395
West Haven, CT, General Obligation , BAM, 4%, 3/15/2035	925,000	1,001,356
West Haven, CT, General Obligation , BAM, 4%, 3/15/2040	750,000	800,660
		$ 53,385,549
Delaware - 0.0%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2036	$235,000	$ 254,949
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2046	475,000	509,827
		$ 764,776
District of Columbia - 0.8%
District of Columbia Rev. (Kipp D.C. Charter School), “A”, 6%, 7/01/2043 (Prerefunded 7/01/2023)	$1,450,000	$ 1,525,790
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	3,435,000	3,473,148
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	4,505,000	4,555,915
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	910,000	920,285
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2035	3,000,000	3,334,532
District of Columbia, Housing Finance Agency, Multi-Family Housing Rev. (Cascade Park Apartments II Project), 0.7%, 8/01/2042 (Put Date 8/01/2024)	6,820,000	6,546,615
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2031	6,000,000	7,038,294
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2032	4,000,000	4,679,815
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2033	7,000,000	8,163,018
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2034	4,000,000	4,658,342
		$ 44,895,754

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - 3.4%
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2035	$1,005,000	$ 1,161,540
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2036	1,705,000	1,968,690
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2037	2,225,000	2,568,240
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	20,000	20,048
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	1,045,000	1,091,734
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	485,000	507,611
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.6%, 5/01/2034	1,405,000	1,472,753
Broward County, FL, Airport System Rev., 5%, 10/01/2042	1,085,000	1,195,735
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2038	3,000,000	3,356,414
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2039	4,500,000	5,027,704
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2044	3,500,000	3,880,127
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	100,000	102,930
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	625,000	646,715
Capital Trust Agency, FL, Rev. (Aero Miami FX LLC), “A”, 5.35%, 7/01/2029	7,525,000	7,544,770
Collier County, FL, Health Facilities Authority, Residential Care Facility Rev. (The Moorings, Inc.), 4%, 5/01/2052	5,170,000	5,322,333
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035 (a)(d)(z)	100,000	68,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035 (a)(d)(z)	835,000	567,800
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)(d)(n)	1,265,000	860,200
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049 (a)(d)(z)	180,000	122,400
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2029 (Prerefunded 6/01/2025)	1,350,000	1,469,274

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2030 (Prerefunded 6/01/2025)	$1,420,000	$ 1,545,459
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	585,000	640,685
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046 (Prerefunded 6/01/2025)	2,270,000	2,470,557
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 4%, 8/01/2030	105,000	108,668
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2040	155,000	169,238
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2055	485,000	520,534
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 3%, 7/01/2031 (n)	100,000	94,409
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	645,000	611,320
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 4%, 9/15/2030 (n)	220,000	223,008
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 5%, 9/15/2040 (n)	500,000	523,000
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 5%, 9/15/2050 (n)	985,000	1,019,595
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2035	150,000	148,677
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2045	280,000	270,664
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	395,000	364,436
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2042	215,000	231,560
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2051	195,000	207,704
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 2/01/2057	235,000	247,548
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037 (n)	305,000	311,094
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047 (n)	1,180,000	1,193,187

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Healthcare Facilities Rev. (UF Health Jacksonville Project), “A”, AGM, 4%, 2/01/2041	$1,800,000	$ 1,890,112
Florida Development Finance Corp. Healthcare Facilities Rev. (UF Health Jacksonville Project), “A”, AGM, 4%, 2/01/2042	1,875,000	1,959,933
Florida Development Finance Corp. Healthcare Facilities Rev. (UF Health Jacksonville Project), “A”, AGM, 4%, 2/01/2046	4,005,000	4,122,162
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2031 (n)	395,000	428,133
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2035 (n)	320,000	343,305
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	8,395,000	8,783,729
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “B-1”, 2.375%, 6/01/2027 (n)	400,000	378,014
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “B-2”, 1.75%, 6/01/2026 (n)	375,000	356,939
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2031	935,000	1,053,541
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2032	755,000	846,740
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2033	550,000	614,411
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2034	1,070,000	1,187,990
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2035	595,000	657,929
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2036	815,000	899,255
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2037	1,140,000	1,160,577
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2038	1,575,000	1,600,134
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2039	1,880,000	1,904,874
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2044	2,040,000	2,041,468
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	550,000	557,949
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	680,000	695,257
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	1,230,000	1,264,218

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Housing Finance Corp., Homeowner Mortgage Rev. (Special Program), “B”, 3%, 7/01/2045	$470,000	$ 473,592
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, 4%, 7/01/2049 (u)	3,665,000	3,771,823
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 3%, 1/01/2052	6,980,000	7,010,712
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 3.5%, 7/01/2052	10,000,000	10,270,862
Florida Housing Finance Corp., Homeowner Mortgage Rev., “2”, GNMA, 3%, 7/01/2052	8,245,000	8,276,803
Florida Mid-Bay Bridge Authority Rev., “A”, 5%, 10/01/2035	3,250,000	3,495,284
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	570,000	584,223
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2034 (Prerefunded 11/15/2024)	1,935,000	2,084,083
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	30,000	30,539
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	120,000	123,768
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	185,000	189,104
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	605,000	640,910
Lee County, FL, Airport Rev., “A”, 5%, 10/01/2025	3,180,000	3,435,917
Lee County, FL, Airport Rev., “A”, 5%, 10/01/2026	9,340,000	10,260,561
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2039	2,000,000	2,125,420
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 5%, 10/01/2030	240,000	280,119
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 5%, 10/01/2031	995,000	1,156,057
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 5%, 10/01/2032	420,000	486,123
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 5%, 10/01/2033	1,300,000	1,502,312
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2034	760,000	806,349
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2035	760,000	805,503
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2036	945,000	1,000,552
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2037	945,000	999,983

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2038	$1,065,000	$ 1,125,183
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2039	795,000	835,594
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2041	710,000	744,076
Miami-Dade County, FL, Seaport Refunding Rev., “A-1”, AGM, 4%, 10/01/2045	6,205,000	6,409,944
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	280,000	285,009
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	135,000	136,848
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	230,000	233,149
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	5,785,000	6,367,751
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2034	495,000	561,793
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2044	750,000	833,953
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2049	1,040,000	1,149,191
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2035	550,000	334,042
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2036	660,000	383,714
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	250,000	139,460
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2038	770,000	410,478
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2039	920,000	468,722
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2040	985,000	478,976
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2041	1,095,000	509,118

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	$880,000	$ 390,353
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Baptist Health South Florida Obligated Group), 4%, 8/15/2049	9,785,000	10,052,233
Palm Beach County, FL, Health Facilities Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “B”, 5%, 11/15/2042	890,000	999,446
Palm Beach County, FL, Health Facilities Authority Rev. (Sinai Residences of Boca Raton Project), “A”, 7.5%, 6/01/2049	430,000	442,896
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), “B-2”, 2.625%, 6/01/2025	3,390,000	3,319,827
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2031	390,000	387,619
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2036	620,000	602,322
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2041	650,000	614,934
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056	1,265,000	1,193,195
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	685,000	738,271
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	885,000	953,334
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2040	200,000	201,344
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2051	1,615,000	1,555,411
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2056	2,725,000	2,569,444
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “B-2”, 1.45%, 1/01/2027	730,000	672,981
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2027	105,000	107,359
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2028	100,000	101,701
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2029	105,000	106,176
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2030	95,000	95,970
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2031	100,000	100,580

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2036	$475,000	$ 468,729
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2041	360,000	344,806
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2046	360,000	335,853
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	345,000	316,817
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	52,267	31,360
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	245,000	256,275
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	225,000	235,119
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	485,000	507,416
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	1,455,000	1,521,515
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2034	1,430,000	931,912
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2035	785,000	490,223
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2036	1,210,000	723,582
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2037	570,000	325,924
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2038	785,000	428,152
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2039	785,000	408,206
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2040	1,070,000	530,319
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2041	475,000	225,015

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2042	$475,000	$ 214,780
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2038	310,000	324,540
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2039	310,000	324,044
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2040	475,000	542,149
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2045	1,665,000	1,714,897
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2050	3,380,000	3,803,858
		$ 204,031,518
Georgia - 2.9%
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2035	$7,450,000	$ 7,794,738
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2037	4,000,000	4,178,457
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2039	5,000,000	5,208,749
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2040	2,250,000	2,340,794
Atlanta, GA, Airport Rev., “B”, 5%, 7/01/2044	9,800,000	10,845,749
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	1,320,000	1,263,162
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2036 (n)	1,155,000	1,208,804
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	3,295,000	3,370,267
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2046	3,875,000	4,153,124
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2051	2,000,000	2,133,754
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	855,000	891,258
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.25%, 10/01/2032 (Put Date 5/25/2023)	5,115,000	5,103,597
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 1.5%, 1/01/2040 (Put Date 2/03/2025)	5,045,000	4,940,707

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	$650,000	$ 687,795
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	1,140,000	1,199,733
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2031	300,000	349,298
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2032	335,000	358,102
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2033	190,000	202,736
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2034	345,000	367,668
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2036	310,000	329,709
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2037	325,000	375,587
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2038	335,000	386,575
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2039	300,000	317,774
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2040	205,000	235,878
Coweta County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2044	9,425,000	10,756,129
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2028	5,285,000	5,302,348
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2029	1,415,000	1,419,645
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2030	4,345,000	4,359,262
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2041	3,910,000	3,950,251
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 4%, 4/01/2050	3,395,000	3,540,737
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4%, 12/01/2047	1,550,000	1,588,136
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	230,000	233,496
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	845,000	947,447
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	1,740,000	2,013,376
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	1,865,000	2,027,076

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, FLR, 0.904% (67% of LIBOR - 1mo. + 0.75%), 4/01/2048 (Put Date 9/01/2023)	$10,315,000	$ 10,295,032
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/15/2031	5,760,000	6,367,367
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	6,390,000	6,667,683
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	20,295,000	21,167,328
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2056	1,940,000	2,142,112
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2063	1,945,000	2,136,070
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, AGM, 4%, 1/01/2046	1,200,000	1,253,369
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, AGM, 4%, 1/01/2046	750,000	783,355
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, AGM, 5%, 1/01/2062	4,105,000	4,611,647
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, AGM, 5%, 1/01/2062	2,700,000	3,029,303
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/2026	3,065,000	3,133,094
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2035	305,000	321,387
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2036	335,000	352,657
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2037	230,000	241,942
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	4,000,000	4,440,385
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2045	5,000,000	5,538,417
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.5%, 8/15/2054 (Prerefunded 2/15/2025)	4,215,000	4,620,179
Monroe County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Scherer Project), “A”, 1.5%, 1/01/2039 (Put Date 2/03/2025)	3,750,000	3,671,468
		$ 175,154,713

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Guam - 0.2%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$370,000	$ 412,847
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	275,000	310,116
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	370,000	421,980
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036	1,570,000	1,584,630
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	2,125,000	2,130,819
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.839%, 10/01/2036	860,000	808,602
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	975,000	926,888
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	6,060,000	6,787,374
		$ 13,383,256
Hawaii - 0.0%
Hawaii Harbor System Rev., “A”, 4%, 7/01/2033	$475,000	$ 514,743
Hawaii Harbor System Rev., “A”, 4%, 7/01/2034	415,000	449,160
Hawaii Harbor System Rev., “A”, 4%, 7/01/2035	295,000	318,933
Hawaii Harbor System Rev., “A”, 4%, 7/01/2036	30,000	32,403
		$ 1,315,239
Idaho - 0.1%
Idaho Housing and Finance Association, Federal Highway Trust Fund, “A”, 4%, 7/15/2038	$1,650,000	$ 1,806,031
Idaho Housing and Finance Association, Federal Highway Trust Fund, “A”, 4%, 7/15/2039	1,645,000	1,794,695
		$ 3,600,726
Illinois - 9.2%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$9,190,000	$ 9,039,823
Chicago, IL, Board of Education, 5%, 12/01/2042	4,045,000	4,109,956
Chicago, IL, Board of Education (School Reform), “A”, NPFG, 5.25%, 12/01/2023	6,805,000	7,009,601
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2022	1,405,000	1,386,716
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2023	1,205,000	1,155,883
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	9,895,000	8,025,928

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2029	$3,290,000	$ 2,569,346
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2030	1,430,000	1,073,948
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2022	3,410,000	3,365,624
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2023	14,590,000	13,995,296
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	3,405,000	2,969,989
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2028	3,895,000	3,159,271
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	270,000	290,800
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	220,000	237,612
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2036	1,010,000	1,084,189
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2037	1,005,000	1,078,086
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	1,785,000	1,904,092
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	2,495,000	2,653,361
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	15,110,000	16,829,671
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2025	2,505,000	2,758,616
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2026	970,000	1,090,549
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2027	2,455,000	2,811,152
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	1,165,000	1,356,429
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	775,000	913,361
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	580,000	693,018
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	1,550,000	1,876,409
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	2,760,000	3,168,948

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	$5,300,000	$ 6,074,707
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	4,540,000	5,196,171
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	310,000	356,546
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2030	200,000	229,634
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2031	200,000	229,234
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2032	200,000	228,906
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2033	180,000	205,769
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2034	175,000	199,857
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	130,000	148,347
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	1,205,000	1,297,769
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	3,245,000	3,488,445
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	3,675,000	3,901,779
Chicago, IL, Capital Appreciation “A”, NPFG, 0%, 1/01/2027	1,490,000	1,290,175
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2026	9,690,000	8,679,925
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2027	1,820,000	1,575,919
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	745,000	791,177
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	3,885,000	4,175,492
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	2,660,000	2,888,217
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	605,000	659,446
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	7,090,000	7,786,186
Chicago, IL, General Obligation, “A”, 5%, 1/01/2031	625,000	686,421
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	1,820,000	1,968,749
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	350,000	378,108
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	4,500,000	4,831,997
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2049	6,995,000	7,711,387
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	935,000	1,001,646
Chicago, IL, General Obligation, Refunding, “A”, 5.625%, 1/01/2031	300,000	331,447

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	$2,400,000	$ 2,106,425
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, BAM, 5%, 6/15/2042	4,550,000	4,584,883
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 12/15/2056	5,110,000	1,133,462
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NPFG, 5.5%, 6/15/2029	5,725,000	6,343,725
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2031	1,525,000	1,589,060
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	945,000	967,821
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	470,000	481,174
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	1,890,000	1,936,269
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	3,315,000	3,608,153
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	2,735,000	2,922,365
Chicago, IL, O'Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	745,000	835,373
Chicago, IL, O'Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	1,850,000	2,042,074
Chicago, IL, O'Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	5,900,000	6,480,722
Chicago, IL, Transit Authority Rev. (Section 5307 Urbanized Area Formula Funds), 5%, 6/01/2027	1,135,000	1,285,824
Chicago, IL, Transit Authority Rev. (Section 5307 Urbanized Area Formula Funds), 5%, 6/01/2028	1,200,000	1,382,658
Chicago, IL, Transit Authority Rev. (Section 5307 Urbanized Area Formula Funds), 5%, 6/01/2029	900,000	1,053,901
Chicago, IL, Transit Authority Rev. (Section 5337 State of Good Repair Formula Funds), 5%, 6/01/2027	600,000	679,731
Chicago, IL, Transit Authority Rev. (Section 5337 State of Good Repair Formula Funds), 5%, 6/01/2028	1,200,000	1,382,658
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2045	1,840,000	2,069,110
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2055	1,695,000	1,885,174

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	$9,665,000	$ 10,569,001
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2032	1,120,000	1,310,326
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2033	1,100,000	1,283,145
Cook County, IL, General Obligation Refunding, “C”, AGM, 5%, 11/15/2025	3,000,000	3,063,793
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2030	840,000	996,621
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2031	1,050,000	1,242,094
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2032	615,000	723,633
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2035	780,000	911,088
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2036	660,000	767,373
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2037	805,000	931,575
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2038	1,095,000	1,266,094
Cook County, IL, Sales Tax Rev., “A”, 4%, 11/15/2039	1,400,000	1,495,079
Cook County, IL, Sales Tax Rev., “A”, 4%, 11/15/2040	1,285,000	1,370,127
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2027	200,000	216,501
DuPage County, IL, Carol Stream Park District, “C”, BAM, 3%, 11/01/2032	1,250,000	1,262,884
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-1”, 4%, 11/01/2030	4,410,000	4,780,790
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-2”, 4%, 11/01/2030	4,410,000	4,780,085
Illinois Finance Authority Rev. (Carle Foundation), “A”, 5%, 8/15/2032	2,960,000	3,527,425
Illinois Finance Authority Rev. (Carle Foundation), “B”, 5%, 8/15/2053 (Put Date 8/15/2031)	4,800,000	5,721,757
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	2,310,000	2,549,212
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	2,315,000	2,551,474
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033 (Prerefunded 5/15/2023)	275,000	283,870
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033	1,905,000	1,933,439
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043 (Prerefunded 5/15/2023)	190,000	196,911
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043	1,310,000	1,330,565
Illinois Finance Authority Rev. (McKinley Foundation), “A”, 5.125%, 11/01/2055 (n)	3,205,000	3,107,539

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2046	$9,235,000	$ 10,106,416
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	1,035,000	1,156,479
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	1,535,000	1,707,711
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	6,315,000	6,621,876
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	510,000	549,623
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	1,040,000	1,114,101
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	820,000	879,137
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	795,000	850,670
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “A”, 5%, 3/01/2047	10,000,000	11,012,552
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	140,000	154,243
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2028	2,045,000	2,366,855
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2031	4,000,000	4,824,852
Illinois Finance Authority Rev., Taxable (McKinley Foundation), “B”, 7%, 11/01/2037 (n)	990,000	1,046,250
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2044	420,000	478,440
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2049	525,000	594,441
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2051	420,000	475,095
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	560,000	475,706
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	770,000	741,633
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2028	195,000	213,981

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	$490,000	$ 527,379
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	980,000	1,043,879
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	490,000	521,203
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 2.45%, 10/01/2039 (Put Date 10/01/2029)	7,000,000	6,973,656
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 0.7%, 5/01/2040 (Put Date 9/01/2023)	1,850,000	1,812,506
Illinois Housing Development Authority Rev., “A”, 4.5%, 10/01/2048	5,155,000	5,404,013
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035 (z)	7,967,205	8,202,258
Illinois Housing Development Authority Rev., “A”, GNMA, 3%, 4/01/2051	3,565,000	3,583,134
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035 (z)	3,249,208	3,345,068
Illinois Housing Development Authority Rev., “B”, GNMA, 3%, 4/01/2051	17,185,000	17,267,589
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035 (z)	3,242,283	3,337,939
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/15/2035 (z)	2,958,577	3,045,863
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035 (z)	2,036,058	2,096,127
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2029	120,000	134,831
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2030	155,000	173,670
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	1,800,000	1,958,792
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	3,995,000	4,423,727
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	3,720,000	4,182,073
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	755,000	859,670
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	1,750,000	2,017,646
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2032	8,695,000	10,269,638

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2033	$11,305,000	$ 13,445,458
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	1,635,000	1,854,181
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	2,185,000	2,494,260
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	1,050,000	1,095,168
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	615,000	640,527
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	1,050,000	1,112,572
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	1,770,000	1,858,271
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2028	815,000	933,590
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2029	1,020,000	1,186,325
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2030	610,000	699,347
Illinois Toll Highway Authority Rev., “A”, 5%, 12/01/2022	5,000,000	5,118,133
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2033	250,000	270,460
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2036	250,000	269,735
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2039	820,000	879,609
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2035	1,875,000	1,974,192
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2040	1,210,000	1,266,336
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2045	1,515,000	1,576,674
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	765,000	841,264
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	785,000	863,257
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2039	405,000	433,235
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2041	395,000	421,240
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2043	240,000	254,830

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2036	$620,000	$ 661,682
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2038	700,000	745,128
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2040	665,000	705,782
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2041	315,000	333,878
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,690,000	1,773,073
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	1,390,000	1,461,836
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	1,130,000	1,151,631
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	1,125,000	1,142,481
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2028	750,000	809,959
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2029	400,000	434,062
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2031	950,000	1,037,683
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2034	900,000	971,447
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2036	650,000	701,115
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2038	1,000,000	1,074,736
State of Illinois, “P“, ETM, 6.5%, 6/15/2022	700,000	706,661
State of Illinois, General Obligation, 5%, 2/01/2025	2,600,000	2,780,410
State of Illinois, General Obligation, 5%, 1/01/2028	425,000	426,463
State of Illinois, General Obligation, 5%, 5/01/2028	870,000	921,811
State of Illinois, General Obligation, 5.25%, 7/01/2028	2,530,000	2,649,427
State of Illinois, General Obligation, 5%, 11/01/2028	2,005,000	2,182,347
State of Illinois, General Obligation, 5%, 2/01/2029	2,180,000	2,382,607
State of Illinois, General Obligation, 4.125%, 11/01/2031	1,720,000	1,790,050
State of Illinois, General Obligation, 5.5%, 5/01/2039	1,660,000	1,876,350
State of Illinois, General Obligation, 4.5%, 11/01/2039	1,895,000	1,965,492
State of Illinois, General Obligation, 5.75%, 5/01/2045	1,545,000	1,757,365
State of Illinois, General Obligation, AGM, 5%, 4/01/2024	5,000,000	5,180,175
State of Illinois, General Obligation, AGM, 5%, 2/01/2027	1,465,000	1,551,206
State of Illinois, General Obligation, AGM, 4%, 2/01/2030	720,000	753,814
State of Illinois, General Obligation, NPFG, 6%, 11/01/2026	6,455,000	7,298,426
State of Illinois, General Obligation, ”A“, 5%, 3/01/2024	2,000,000	2,100,599
State of Illinois, General Obligation, ”A“, 5%, 3/01/2025	2,500,000	2,677,254

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
State of Illinois, General Obligation, ”A“, 5%, 3/01/2026	$2,500,000	$ 2,717,672
State of Illinois, General Obligation, ”A“, 5%, 11/01/2027	9,820,000	10,821,148
State of Illinois, General Obligation, ”A“, 5%, 11/01/2028	13,010,000	14,519,017
State of Illinois, General Obligation, ”A“, 5%, 4/01/2036	1,705,000	1,760,949
State of Illinois, General Obligation, ”B“, 5%, 3/01/2024	3,500,000	3,676,048
State of Illinois, General Obligation, ”B“, 5%, 3/01/2025	4,000,000	4,283,606
State of Illinois, General Obligation, ”B“, 5%, 3/01/2026	3,250,000	3,532,973
State of Illinois, General Obligation, ”C“, 4%, 3/01/2024	6,185,000	6,381,282
State of Illinois, General Obligation, ”C“, 4%, 3/01/2025	1,500,000	1,564,505
State of Illinois, General Obligation, “A”, 5%, 12/01/2024	425,000	453,166
University of Illinois, Auxiliary Facilities System Rev., ”A“, BAM, 4%, 4/01/2032	2,210,000	2,426,577
University of Illinois, Auxiliary Facilities System Rev., ”A“, BAM, 4%, 4/01/2035	2,950,000	3,225,512
University of Illinois, Auxiliary Facilities System Rev., ”A“, BAM, 4%, 4/01/2036	1,510,000	1,649,594
University of Illinois, Auxiliary Facilities System Rev., ”A“, BAM, 4%, 4/01/2038	1,930,000	2,101,502
University of Illinois, Auxiliary Facilities System Rev., ”A“, BAM, 4%, 4/01/2039	1,705,000	1,853,730
University of Illinois, Auxiliary Facilities System Rev., ”A“, BAM, 4%, 4/01/2044	1,000,000	1,076,575
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2029	675,000	738,317
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2030	850,000	924,541
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2032	1,180,000	1,275,671
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2034	1,755,000	1,863,881
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2036	2,000,000	2,119,779
		$ 552,874,474

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - 1.4%
Indiana Economic Development Finance Authority Rev. (Republic Services, Inc. Project), ”A“, 1.05%, 5/01/2034 (Put Date 6/01/2022)	$17,000,000	$ 16,993,875
Indiana Finance Authority Environmental Facilities Refunding Rev. (Indianapolis Power & Light Co.), ”B“, 0.95%, 12/01/2038 (Put Date 4/01/2026)	2,870,000	2,640,643
Indiana Finance Authority Rev. (BHI Senior Living), ”A“, 6%, 11/15/2041 (Prerefunded 11/15/2023)	2,840,000	3,028,216
Indiana Finance Authority Rev. (Marquette Project), ”A“, 5%, 3/01/2030	530,000	559,449
Indiana Finance Authority Rev. (Marquette Project), ”A“, 5%, 3/01/2039	1,340,000	1,400,745
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2035 (Prerefunded 7/01/2023)	2,190,000	2,268,616
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 5%, 6/01/2027	185,000	206,431
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 5%, 6/01/2028	200,000	226,152
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 5%, 6/01/2029	350,000	401,170
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 5%, 6/01/2032	405,000	467,443
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 4%, 6/01/2033	225,000	240,806
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 4%, 6/01/2034	235,000	251,194
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2028	255,000	284,244
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2033	170,000	194,315
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	5,955,000	6,605,436
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., ”A“, GNMA, 4%, 7/01/2048	2,320,000	2,392,649
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., ”A“, GNMA, 3%, 7/01/2051	1,390,000	1,397,131
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., ”B“, GNMA/FNMA/FHLMC, 3%, 7/01/2050	2,890,000	2,904,715
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., ”B-1“, GNMA, 3.25%, 7/01/2049	2,235,000	2,261,640
Indianapolis, IN, Local Public Improvement (Indianapolis Airport Authority Project), ”D“, 5%, 1/01/2027	11,000,000	12,170,115
Indianapolis, IN, Local Public Improvement (Indianapolis Airport Authority Project), ”I“, 5%, 1/01/2028	1,995,000	2,125,649

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indianapolis, IN, Local Public Improvement, ”A“, 5%, 6/01/2027	$7,000,000	$ 7,843,221
Indianapolis, IN, Water System First Lien Refunding Rev., ”A“, 5%, 10/01/2037	5,250,000	6,034,812
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	625,000	715,472
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	455,000	519,965
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	565,000	642,622
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2038	1,700,000	1,925,054
Mount Vernon, IN, Environmental Improvement Rev. (Southern Indiana Gas and Electric Co. Project), 0.875%, 9/01/2055 (Put Date 9/01/2023)	3,965,000	3,885,577
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 3/01/2026	1,000,000	1,166,721
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	330,000	348,979
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	755,000	801,589
Warrick County, IN, Environmental Improvement Rev. (Southern Indiana Gas And Electric Co.), 0.875%, 9/01/2055 (Put Date 9/01/2023)	2,510,000	2,459,722
		$ 85,364,368
Iowa - 0.5%
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”A“, 5.25%, 2/15/2044 (Prerefunded 2/15/2023)	$3,000,000	$ 3,096,246
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”C“, 5%, 2/15/2030	1,200,000	1,265,942
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”C“, 5%, 2/15/2031	2,230,000	2,351,702
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”C“, 5%, 2/15/2032	1,085,000	1,143,805
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), ”A“, 5%, 3/01/2033	775,000	814,756
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), ”A“, 5%, 3/01/2038	615,000	644,793
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), ”A“, 5%, 3/01/2048	1,125,000	1,169,055
Iowa Finance Authority, Single Family Mortgage Rev., ”A“, FNMA, 4%, 7/01/2047	730,000	752,179

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Iowa - continued
Iowa Finance Authority, Single Family Mortgage Rev., ”A“, GNMA, 3%, 1/01/2047	$3,985,000	$ 4,005,467
Iowa Finance Authority, Single Family Mortgage Rev., ”B“, 3%, 7/01/2051	9,365,000	9,411,802
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3%, 12/01/2039	1,965,000	1,911,060
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3.5%, 12/01/2044	5,865,000	5,269,419
		$ 31,836,226
Kansas - 0.7%
Coffeyville, KS, Electric Utility System Rev., ”B“, NPFG, 5%, 6/01/2038 (Prerefunded 6/01/2025) (n)	$3,800,000	$ 4,105,463
Coffeyville, KS, Electric Utility System Rev., ”B“, NPFG, 5%, 6/01/2042 (Prerefunded 6/01/2025) (n)	1,500,000	1,620,577
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,295,000	1,370,551
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	680,000	716,999
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2032	125,000	135,310
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2033	520,000	562,889
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2034	585,000	632,632
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2039	3,000,000	3,225,325
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2032	1,030,000	1,020,412
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2033	1,085,000	1,075,388
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2034	1,145,000	1,136,313
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2036	1,260,000	1,254,351
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2038	1,395,000	1,388,334
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2044	1,510,000	1,480,628
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2049	3,350,000	3,265,512
Sedgwick County, KS, Unified School District No. 266 General Obligation, ”A“, 4%, 9/01/2031	1,145,000	1,244,899
Sedgwick County, KS, Unified School District No. 266 General Obligation, ”A“, 4%, 9/01/2032	855,000	926,424

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
University of Kansas Hospital Authority, Health Facilities Rev. (University of Kansas Health System), ”A“, 5%, 9/01/2048	$13,460,000	$ 15,313,033
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 5%, 5/15/2033	145,000	148,364
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 5%, 5/15/2038	175,000	177,196
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 4.625%, 5/15/2041	145,000	139,211
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 5%, 5/15/2047	720,000	715,883
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	540,000	541,471
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	465,000	448,193
		$ 42,645,358
Kentucky - 1.8%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$810,000	$ 927,667
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	800,000	916,912
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	910,000	1,041,989
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), ”B“, 4.45%, 1/01/2042 (n)(w)	2,430,000	2,448,972
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), ”B“, 5%, 8/15/2037	590,000	659,430
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), ”B“, 5%, 8/15/2041	4,235,000	4,710,956
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), ”B“, 5%, 8/15/2046	2,685,000	2,985,340
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5%, 6/01/2037	2,530,000	2,787,643
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5%, 6/01/2041	1,655,000	1,812,364
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5.25%, 6/01/2041	1,290,000	1,434,482
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5%, 6/01/2045	2,070,000	2,250,278
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), ”A“, AGM, 5%, 12/01/2045	3,390,000	3,854,415

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), ”A“, AGM, 5%, 12/01/2047	$1,895,000	$ 1,936,738
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, ”B-1“, 5%, 6/01/2036	6,475,000	6,801,595
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2033	125,000	138,527
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2035	130,000	143,474
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2036	75,000	82,544
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2038	155,000	169,793
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2041	120,000	130,170
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2046	210,000	221,580
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2051	250,000	261,758
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2056	250,000	260,553
Kentucky Turnpike Authority, Economic Development Road Rev. (Revitalization Projects), ”A“, 5%, 7/01/2032 (Prerefunded 7/01/2023)	2,000,000	2,079,328
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 0.7%, 6/01/2040 (Put Date 9/01/2023)	1,650,000	1,616,559
Public Energy Authority of Kentucky, Gas Supply Rev., ”A-1“, 4%, 8/01/2052 (Put Date 8/01/2030)	12,120,000	12,971,893
Public Energy Authority of Kentucky, Gas Supply Rev., ”B“, 4%, 1/01/2049 (Put Date 1/01/2025)	3,215,000	3,335,417
Public Energy Authority of Kentucky, Gas Supply Rev., ”C“, 4%, 2/01/2050 (Put Date 2/01/2028)	6,935,000	7,328,562
Public Energy Authority of Kentucky, Gas Supply Rev., ”C-1“, 4%, 12/01/2049 (Put Date 6/01/2025)	31,565,000	32,754,858
Trimble, KY, Pollution Control Refunding Rev. (Louisville Gas & Electric Co. Project), ”A“, 1.3%, 9/01/2044 (Put Date 9/01/2027)	12,500,000	11,442,838
		$ 107,506,635

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - 1.7%
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., ”A“, 1.3%, 2/01/2041 (Put Date 2/01/2028)	$9,430,000	$ 8,810,606
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), ”A“, 5.625%, 6/01/2045	4,825,000	4,833,568
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2043	590,000	663,521
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2048	2,555,000	2,857,989
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), ”A“, 6%, 11/15/2035	580,000	602,027
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), ”A“, 6.25%, 11/15/2045	2,240,000	2,315,686
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), ”A“, 5%, 7/01/2029 (n)	480,000	479,098
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), ”A“, 5%, 7/01/2039 (n)	1,200,000	1,140,024
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), ”A“, 5%, 7/01/2054 (n)	1,925,000	1,727,036
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), ”A“, 1.65%, 9/01/2027 (Put Date 12/01/2023)	5,020,000	4,985,329
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), ”A“, 1.65%, 9/01/2033 (Put Date 12/01/2023)	4,075,000	4,046,856
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), ”A“, 1.65%, 9/01/2034 (Put Date 12/01/2023)	3,140,000	3,118,314
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2034	565,000	640,509
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2035	1,475,000	1,668,978
Louisiana Public Facilities Authority Refunding Rev. (Tulane University Project), ”A“, 5%, 4/01/2045	4,910,000	5,600,821

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	$5,465,000	$ 5,314,647
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), ”A-1“, 5.375%, 1/01/2040 (n)	4,035,000	4,263,354
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), ”A-1“, 5.5%, 1/01/2050 (n)	2,765,000	2,903,289
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), ”A-1“, 5.1%, 1/01/2057 (n)	9,290,000	9,455,720
Louisiana Stadium & Exposition District Rev., 5%, 7/03/2023	5,850,000	5,971,979
Louisiana Stadium & Exposition District Rev., ”A“, 5%, 7/01/2023	1,325,000	1,377,388
Louisiana Stadium & Exposition District Rev., ”A“, 5%, 7/01/2024	1,270,000	1,320,373
Louisiana Stadium & Exposition District Rev., ”A“, 5%, 7/01/2025	1,000,000	1,039,664
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), ”A“, AGM, 5%, 10/01/2043	745,000	857,722
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), ”A“, AGM, 5%, 10/01/2048	1,210,000	1,385,205
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., ”A“, AGM, 5%, 1/01/2032	2,575,000	3,116,582
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., ”A“, AGM, 5%, 1/01/2033	5,815,000	7,004,707
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., ”A“, AGM, 5%, 1/01/2034	5,315,000	6,374,482
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2040 (Prerefunded 12/01/2025)	800,000	882,425
Shreveport, LA, Water & Sewer Rev., ”B“, AGM, 4%, 12/01/2044	1,000,000	1,057,518
Shreveport, LA, Water & Sewer Rev., ”B“, AGM, 4%, 12/01/2049	1,250,000	1,312,228
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	2,000,000	2,006,651
		$ 99,134,296
Maine - 0.4%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), ”R-2“, 4.375%, 8/01/2035 (Put Date 8/01/2025) (n)	$1,140,000	$ 1,197,700
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), ”R-3“, 5.25%, 1/01/2025 (n)	570,000	607,049
Maine Finance Authority, Student Loan Rev., ”A-1“, AGM, 5%, 12/01/2028	500,000	565,112

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maine - continued
Maine Finance Authority, Student Loan Rev., ”A-1“, AGM, 5%, 12/01/2029	$500,000	$ 569,619
Maine Finance Authority, Student Loan Rev., ”A-1“, AGM, 5%, 12/01/2030	500,000	573,907
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2036	1,475,000	1,599,913
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2037	1,200,000	1,298,701
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2038	1,250,000	1,348,816
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2039	1,550,000	1,667,613
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2040	2,200,000	2,360,042
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2045	3,015,000	3,184,750
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2050	5,375,000	5,655,282
Maine Housing Authority Mortgage, ”C“, 4%, 11/15/2050	3,185,000	3,300,227
Maine Housing Authority Mortgage, ”C-1“, 3.5%, 11/15/2044	1,085,000	1,098,004
		$ 25,026,735
Maryland - 1.7%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2025	$1,430,000	$ 1,446,346
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2026	480,000	487,116
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2029	540,000	549,684
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2033	1,075,000	1,092,450
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2035	830,000	842,587
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	1,355,000	1,360,545
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	2,180,000	2,199,152
Baltimore, MD, Project Rev. (Water Projects), ”A“, 4%, 7/01/2039	1,500,000	1,611,552
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), ”A“, 5%, 9/01/2038	1,565,000	1,655,195
Baltimore, MD, Subordinate Project Rev. (Mayor and City Council of Baltimore Water Projects), ”A“, 5%, 7/01/2041	5,000,000	5,549,323
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	380,000	394,547
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	420,000	450,478
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), ”B“, 4.625%, 7/01/2043 (n)	970,000	1,036,468
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.125%, 2/15/2034 (n)	150,000	151,033

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.375%, 2/15/2039 (n)	$155,000	$ 156,502
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.5%, 2/15/2047 (n)	1,105,000	1,111,181
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, 4.5%, 9/01/2048 (u)	7,335,000	7,710,636
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”B“, 4.5%, 9/01/2048 (u)	5,955,000	6,250,740
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”C“, 4%, 9/01/2044	1,115,000	1,140,809
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”A“, 3%, 9/01/2051	8,135,000	8,176,863
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”B“, 3%, 9/01/2051	8,735,000	8,776,573
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”C“, 5%, 9/01/2026	300,000	335,995
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”C“, 5%, 9/01/2027	455,000	518,472
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”C“, 5%, 9/01/2028	355,000	410,305
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”D“, 3.25%, 9/01/2050	9,840,000	9,974,304
Maryland Department of Transportation Special Project Rev., ”B“, 4%, 8/01/2040	350,000	365,885
Maryland Department of Transportation Special Project Rev., ”B“, 4%, 8/01/2041	1,400,000	1,461,354
Maryland Department of Transportation Special Project Rev., ”B“, 5%, 8/01/2046	5,580,000	6,286,850
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2030	180,000	203,000
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2032	125,000	140,252
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2035	225,000	251,527

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	$695,000	$ 766,511
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 3.25%, 9/01/2030 (n)	235,000	227,518
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2040 (n)	830,000	825,159
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), ”C“, 4%, 6/01/2038	180,000	162,238
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), ”C“, 4%, 6/01/2048	550,000	458,941
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), ”C“, 4%, 6/01/2058	1,610,000	1,283,249
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2036	730,000	813,141
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), ”A“, 5.5%, 1/01/2036	5,090,000	5,645,267
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2033	1,745,000	1,880,265
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2034	1,090,000	1,172,444
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2038	4,845,000	5,177,195
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health Issue), 5%, 8/15/2025	6,425,000	6,953,154
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.125%, 7/01/2039 (n)	555,000	581,033
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048 (n)	545,000	570,097
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), ”A-1“, 5%, 11/01/2037	185,000	191,817
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), ”B“, 5%, 11/01/2042	315,000	323,930
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), ”B“, 5%, 11/01/2047	330,000	337,554
State of Maryland, ”B“, 4%, 8/01/2027	2,570,000	2,594,741
		$ 102,061,978

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - 2.8%
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), ”A“, 5%, 6/01/2023	$2,645,000	$ 2,745,809
Commonwealth of Massachusetts Transportation Fund Rev., ”A“, 5%, 6/01/2043	9,290,000	10,459,170
Commonwealth of Massachusetts, ”A“, AAC, 5.5%, 8/01/2030	5,000,000	6,134,033
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”H“, 5%, 12/01/2026	10,000,000	11,329,749
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A-2“, 5%, 7/01/2041	6,500,000	7,539,241
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A-2“, 5%, 7/01/2042	2,250,000	2,605,556
Massachusetts College Building Authority Project Rev., ”A“, 5%, 5/01/2031 (Prerefunded 5/01/2023)	2,395,000	2,481,152
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), ”A“, 5%, 6/01/2039	945,000	1,068,802
Massachusetts Development Finance Agency Rev. (Beth Israel Health, Inc.), ”2018 I-2“, 5%, 7/01/2053	8,670,000	9,761,542
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), ”K“, 5%, 7/01/2031	1,130,000	1,311,506
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), ”K“, 5%, 7/01/2032	1,145,000	1,327,018
Massachusetts Development Finance Agency Rev. (CareGroup), ”J-1“, 5%, 7/01/2048	3,000,000	3,392,970
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	1,550,000	1,645,497
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	3,225,000	3,418,814
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	895,000	947,345
Massachusetts Development Finance Agency Rev. (Emerson College), ”A“, 5.25%, 1/01/2042	250,000	273,152
Massachusetts Development Finance Agency Rev. (Emmanuel College), ”A“, 5%, 10/01/2043	3,515,000	3,806,266
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	790,000	813,820
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), ”F“, 5%, 8/15/2030	1,000,000	1,087,206
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), ”F“, 5.75%, 7/15/2043	460,000	474,205
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	110,000	117,036
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	1,530,000	1,625,879

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	$2,960,000	$ 3,144,727
Massachusetts Development Finance Agency Rev. (North Hill Communities), ”A“, 6.25%, 11/15/2033 (Prerefunded 11/15/2023) (n)	275,000	294,086
Massachusetts Development Finance Agency Rev. (North Hill Communities), ”A“, 6.5%, 11/15/2043 (Prerefunded 11/15/2023) (n)	435,000	466,550
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”S“, 5%, 7/01/2032	1,275,000	1,451,858
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	230,000	238,404
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	605,000	660,515
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	710,000	774,134
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”I“, 5%, 7/01/2036	1,440,000	1,594,390
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”K“, 5%, 7/01/2038	1,300,000	1,440,517
Massachusetts Development Finance Agency Rev. (Wellforce Inc.), ”C“, AGM, 5%, 10/01/2032	850,000	1,004,870
Massachusetts Development Finance Agency Rev. (Wellforce Inc.), ”C“, AGM, 5%, 10/01/2033	525,000	619,680
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”A“, 4%, 7/01/2044	2,240,000	2,332,790
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”A“, 5%, 7/01/2044	935,000	1,045,984
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	1,145,000	1,231,948
Massachusetts Educational Financing Authority, Education Loan Rev., ”B“, 3%, 7/01/2035	1,875,000	1,890,500
Massachusetts Educational Financing Authority, Education Loan Rev., ”B“, 2%, 7/01/2037	440,000	399,928
Massachusetts Educational Financing Authority, Education Loan Rev., ”C“, 2.625%, 7/01/2036	805,000	761,369
Massachusetts Educational Financing Authority, Education Loan Rev., ”C“, 4.125%, 7/01/2046	6,960,000	6,754,257
Massachusetts Educational Financing Authority, Education Loan Rev., ”C“, 3.75%, 7/01/2047	9,170,000	8,490,855
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 4.7%, 7/01/2026	545,000	545,867

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 4.9%, 7/01/2028	$565,000	$ 565,968
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 3.5%, 7/01/2033 (u)	6,230,000	6,114,273
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 3.5%, 7/01/2033	2,120,000	2,080,620
Massachusetts Educational Financing Authority, Education Loan Rev., ”K“, 5.25%, 7/01/2029	1,040,000	1,048,111
Massachusetts Educational Financing Authority, Education Loan Rev., ”K“, 3.625%, 7/01/2032	3,735,000	3,703,546
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., ”C“, 3%, 7/01/2051	1,850,000	1,462,376
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”221“, 3%, 12/01/2050	3,900,000	3,919,422
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2037 (Prerefunded 7/01/2022)	470,000	474,448
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2037	3,915,000	4,415,203
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2038	4,915,000	5,535,491
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2039	7,975,000	8,969,787
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2035	500,000	559,922
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2036	1,000,000	1,117,550
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2037	1,435,000	1,602,517
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2038	180,000	200,742
Massachusetts Water Resources Authority, General Rev., ”B“, AGM, 5.25%, 8/01/2029	4,215,000	5,091,008
University of Massachusetts Building Authority Rev., ”2017-3“, 5%, 11/01/2036	8,895,000	10,072,534
		$ 166,442,515
Michigan - 1.8%
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), ”A“, AGM, 5%, 7/01/2043	$1,565,000	$ 1,650,788
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., ”A“, 5.25%, 7/01/2039 (Prerefunded 7/01/2022)	5,920,000	5,981,040
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2036	505,000	580,122
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2038	460,000	527,381

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2043	$815,000	$ 922,220
Great Lakes Water Authority, Michigan Water Supply System Rev., ”B“, BAM, 5%, 7/01/2046	5,745,000	6,303,613
Great Lakes Water Authority, Michigan Water Supply System Rev., ”D“, 5%, 7/01/2036	3,155,000	3,488,528
Great Lakes Water Authority, Michigan Water Supply System Rev., ”D“, AGM, 5%, 7/01/2034	3,710,000	4,121,212
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2046	950,000	1,085,894
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2051	1,255,000	1,428,129
Michigan Building Authority Rev., ”I“, 4%, 10/15/2049	2,800,000	2,961,441
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), ”F“, 3.875%, 10/01/2023	685,000	693,869
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), ”F“, 4%, 10/01/2024	860,000	877,475
Michigan Finance Authority Hospital Rev. (McLaren Health Care), ”D-1“, 1.2%, 10/15/2030 (Put Date 4/13/2028)	2,545,000	2,302,312
Michigan Finance Authority Hospital Rev. (McLaren Health Care), ”D-2“, 1.2%, 10/15/2038 (Put Date 4/13/2028)	3,195,000	2,897,442
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2030	1,000,000	1,124,068
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2031	2,000,000	2,246,071
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	3,690,000	4,162,096
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), ”2“, 4%, 12/01/2036	5,265,000	5,528,294
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), ”A“, 5%, 12/01/2032	8,000,000	9,495,169
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C“, 5%, 7/01/2033	800,000	864,562
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C“, 5%, 7/01/2034	1,790,000	1,936,203
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C“, 5%, 7/01/2035	1,155,000	1,246,336

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	$580,000	$ 614,926
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), ”C-1“, 5%, 7/01/2044 (Prerefunded 7/01/2022)	450,000	454,369
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), ”D-2“, 5%, 7/01/2034	800,000	864,042
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	485,000	511,695
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	240,000	253,911
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	570,000	602,782
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2007 Sold Tobacco Receipts), ”B-1“, 5%, 6/01/2049	1,205,000	1,304,441
Michigan Housing Development Authority, ”A“, 4%, 6/01/2046	585,000	596,746
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2048	5,000,000	5,401,642
Michigan Strategic Fund Ltd. Variable Rate Limited Obligation Rev. (Graphic Packaging International LLC Coated Recycled Board Machine Project), 4%, 10/01/2061 (Put Date 10/01/2026)	1,685,000	1,762,530
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”B“, 5%, 12/01/2044	1,000,000	1,068,504
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”B“, BAM, 5%, 12/01/2039	610,000	653,419
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”C“, 5%, 12/01/2039	470,000	497,455
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”C“, 5%, 12/01/2044	1,020,000	1,076,894
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”D“, AGM, 5%, 12/01/2040	7,105,000	7,766,101
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “A”, 5%, 12/01/2046	3,810,000	4,347,673
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2046	1,225,000	1,375,222

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2031	$2,490,000	$ 2,794,065
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2032	2,580,000	2,885,971
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2030	980,000	1,167,041
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2031	1,200,000	1,425,642
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2032	1,850,000	2,190,058
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2034	3,500,000	4,128,288
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2036	1,000,000	1,176,390
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2037	1,100,000	1,289,259
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2038	290,000	339,620
		$ 108,972,951
Minnesota - 1.0%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), ”A“, 4%, 7/01/2031	$1,020,000	$ 1,027,614
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), ”A“, 4%, 7/01/2036	980,000	969,458
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), ”A“, 4%, 7/01/2041	700,000	677,119
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), ”A“, 4.25%, 2/15/2043	2,275,000	2,442,810
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), ”A“, 5%, 2/15/2043	2,550,000	2,861,088
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), ”A“, 4.25%, 2/15/2048	2,280,000	2,434,107
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), ”A“, 5%, 2/15/2048	2,015,000	2,245,699
Duluth, MN, Independent School District No. 709, ”A“, COP, 5%, 2/01/2025	240,000	258,732
Duluth, MN, Independent School District No. 709, ”A“, COP, 4%, 3/01/2032	1,145,000	1,132,044
Duluth, MN, Independent School District No. 709, ”A“, COP, 4.2%, 3/01/2034	305,000	303,576
Duluth, MN, Independent School District No. 709, ”B“, COP, 5%, 2/01/2026	765,000	843,834
Duluth, MN, Independent School District No. 709, ”B“, COP, 5%, 2/01/2028	225,000	256,233
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., ”C“, 5%, 1/01/2041	2,500,000	2,744,159
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., ”C“, 5%, 1/01/2046	3,000,000	3,273,946

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - continued
Minnesota Housing Finance Agency, Residential Housing, ”A“, 4%, 1/01/2041	$405,000	$ 412,070
Minnesota Housing Finance Agency, Residential Housing, ”A“, 4.25%, 7/01/2049 (u)	15,795,000	16,451,979
Minnesota Housing Finance Agency, Residential Housing, ”B“, GNMA, 3%, 7/01/2051	6,920,000	6,955,286
Minnesota Housing Finance Agency, Residential Housing, ”D“, 3%, 1/01/2052	7,065,000	7,099,700
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037 (u)	3,365,000	3,438,413
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	2,875,000	2,643,535
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), ”A“, 5.5%, 7/01/2052 (n)	240,000	251,649
		$ 58,723,051
Mississippi - 0.9%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	$1,750,000	$ 1,750,000
Mississippi Development Bank Special Obligation (Harrison County Coliseum), ”A“, 5.25%, 1/01/2034	2,455,000	2,986,014
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2025	400,000	436,683
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2026	1,000,000	1,113,294
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	495,000	529,396
Mississippi Development Bank Special Obligation (Vicksburg Warren School District General Obligation Project), BAM, 5%, 3/01/2048	4,000,000	4,580,413
Mississippi Home Corp., Single Family Mortgage Rev., ”A“, GNMA, 3%, 12/01/2050	1,585,000	1,593,132
Mississippi Home Corp., Single Family Mortgage Rev., ”A“, GNMA/FNMA/FHLMC, 4%, 12/01/2044	1,300,000	1,340,469
Mississippi Home Corp., Single Family Mortgage Rev., ”B“, GNMA, 3%, 6/01/2051	3,900,000	3,919,091
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), ”A“, 5%, 9/01/2022	1,445,000	1,465,673
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), ”A“, 5%, 9/01/2023	3,560,000	3,704,546
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), ”A“, 5%, 9/01/2046	1,905,000	2,100,687

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), ”A“, 4%, 1/01/2036	$845,000	$ 902,798
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), ”A“, 4%, 1/01/2037	760,000	810,956
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), ”A“, 4%, 1/01/2039	760,000	808,593
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), ”A“, 4%, 1/01/2040	425,000	450,928
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), ”IV“, 5%, 10/01/2033	350,000	406,649
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), ”IV“, 5%, 10/01/2035	1,200,000	1,386,987
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), ”IV“, 5%, 10/01/2039	850,000	977,730
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038 (Prerefunded 8/01/2023)	1,250,000	1,308,260
State of Mississippi, ”B“, 5%, 12/01/2025	585,000	647,671
State of Mississippi, ”B“, 5%, 12/01/2032 (Prerefunded 12/01/2026)	2,500,000	2,831,246
State of Mississippi, ”B“, 5%, 12/01/2033 (Prerefunded 12/01/2026)	2,500,000	2,831,246
State of Mississippi, ”B“, 5%, 12/01/2034 (Prerefunded 12/01/2026)	5,000,000	5,662,492
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), ”A“, 5%, 3/01/2028	1,080,000	1,163,059
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048 (Prerefunded 1/01/2028)	5,750,000	6,626,283
		$ 52,334,296
Missouri - 1.5%
Brentwood & Maplewood, MO, Hanley Road Corridor Transportation Development District, Transportation Sales Tax Refunding Rev., 1.625%, 10/01/2033	$630,000	$ 622,175
Brentwood & Maplewood, MO, Hanley Road Corridor Transportation Development District, Transportation Sales Tax Refunding Rev., 2%, 10/01/2039	850,000	824,056
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), ”B“, AGM, 5%, 3/01/2055	5,675,000	6,230,574
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2046	14,865,000	16,277,136

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), ”B“, 5%, 2/01/2040 (n)	$160,000	$ 145,883
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), ”B“, 5%, 2/01/2050 (n)	275,000	242,334
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2036	1,200,000	1,236,756
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2037	380,000	390,562
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2041	480,000	488,420
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2051	1,360,000	1,361,014
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039 (Prerefunded 10/01/2023)	730,000	765,102
Missouri Health & Educational Facilities Authority Rev. (BJC Health System), ”C“, 5%, 5/01/2052 (Put Date 5/01/2028)	11,820,000	13,563,872
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), ”A“, 5%, 6/01/2030	5,000,000	5,771,801
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), ”A“, 5%, 6/01/2031	3,165,000	3,644,559
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), ”A“, 4%, 2/15/2044	2,300,000	2,386,808
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), ”A“, 4%, 2/15/2049	5,000,000	5,159,110
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), ”A“, 4%, 2/15/2054	4,550,000	4,682,657
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), ”A“, 5%, 6/01/2031	2,615,000	2,771,619
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), ”A“, FHLMC, 3%, 5/01/2052	5,840,000	5,869,246
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), ”A“, FNMA, 4.25%, 5/01/2049	4,150,000	4,313,393
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), ”A“, GNMA/FNMA/FHLMC, 3.75%, 5/01/2038	395,000	403,267
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), ”B“, FNMA, 4.75%, 5/01/2049	2,215,000	2,328,415

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Plaza at Noah's Ark Community District, MO, Increment and Improvement Rev., 3%, 5/01/2030	$320,000	$ 306,774
Plaza at Noah's Ark Community District, MO, Increment and Improvement Rev., 3.125%, 5/01/2035	220,000	202,875
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), ”A“, 5%, 8/15/2030	140,000	144,181
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), ”A“, 5%, 8/15/2035	95,000	97,117
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), ”A“, 5.125%, 8/15/2045	260,000	263,498
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), ”A“, 3.875%, 11/15/2029	200,000	183,859
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), ”A“, 4.375%, 11/15/2035	735,000	655,819
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), ”A“, 4.75%, 11/15/2047	2,290,000	1,992,061
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2040	840,000	973,522
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2045	3,610,000	4,134,203
		$ 88,432,668
Montana - 0.1%
Montana Board of Housing Single Family Mortgage, ”B“, 4%, 12/01/2050	$4,365,000	$ 4,531,756
Montana Board of Housing Single Family Mortgage, ”B“, 3%, 12/01/2051	1,200,000	1,205,726
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), ”A“, 4%, 6/01/2049	740,000	761,028
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), ”A-2“, 3%, 12/01/2043	475,000	477,796
		$ 6,976,306
Nebraska - 0.3%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), ”A“, 5%, 9/01/2034	$850,000	$ 990,131
Nebraska Investment Finance Authority, Single Family Housing Rev., ”A“, 4%, 9/01/2044	600,000	611,871
Nebraska Investment Finance Authority, Single Family Housing Rev., ”A“, GNMA, 3%, 9/01/2045	3,625,000	3,643,278
Nebraska Investment Finance Authority, Single Family Housing Rev., ”C“, 4%, 9/01/2048 (u)	3,360,000	3,466,581

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nebraska - continued
Nebraska Public Power District Rev., ”A“, 5%, 1/01/2027	$485,000	$ 549,084
Nebraska Public Power District Rev., ”A“, 5%, 1/01/2030	570,000	678,587
Nebraska Public Power District Rev., ”A“, 5%, 1/01/2031	1,455,000	1,758,236
Nebraska Public Power District Rev., ”A“, 5%, 1/01/2032	1,550,000	1,865,125
Nebraska Public Power District Rev., ”A“, 5%, 1/01/2033	500,000	600,113
Nebraska Public Power District Rev., ”B“, 5%, 1/01/2029	1,015,000	1,189,796
Nebraska Public Power District Rev., ”B“, 5%, 1/01/2030	970,000	1,154,788
Nebraska Public Power District Rev., ”B“, 5%, 1/01/2031	750,000	906,307
Nebraska Public Power District Rev., ”B“, 5%, 1/01/2032	800,000	962,645
Nebraska Public Power District Rev., ”B“, 5%, 1/01/2033	785,000	942,178
		$ 19,318,720
Nevada - 0.4%
Clark County, NV, School District General Obligation, ”A“, AGM, 4%, 6/15/2037	$900,000	$ 970,942
Clark County, NV, School District General Obligation, ”A“, AGM, 4%, 6/15/2039	1,975,000	2,124,149
Clark County, NV, School District General Obligation, ”A“, AGM, 4%, 6/15/2040	130,000	139,608
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 4.5%, 12/15/2029 (n)	140,000	145,055
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5%, 12/15/2035 (n)	630,000	663,816
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5%, 12/15/2038 (n)	705,000	739,842
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5.125%, 12/15/2045 (n)	760,000	791,989
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5%, 12/15/2048 (n)	2,745,000	2,845,958
Director of the State of Nevada, Department of Business and Industry, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 0.28%, 12/01/2026 (Put Date 6/01/2022) (n)	3,100,000	3,095,075
Nevada Housing Division, Single Family Mortgage Rev., ”A“, GNMA, 3%, 4/01/2051	3,155,000	3,170,185
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), ”B“, AGM, 5%, 6/01/2033	90,000	100,778
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), ”B“, AGM, 5%, 6/01/2038	115,000	128,170

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nevada - continued
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), ”B“, AGM, 4%, 6/01/2048	$460,000	$ 475,906
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), ”B“, AGM, 4.125%, 6/01/2058	570,000	592,775
Sparks, NV, Tourism Improvement District No. 1 Rev. (Legends at Sparks Marina), ”A“, 2.5%, 6/15/2024 (n)	525,000	521,213
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Projects), ”F“, VRDN, 2.05%, 3/01/2036 (Put Date 4/15/2022)	10,250,000	10,252,718
		$ 26,758,179
New Hampshire - 0.3%
National Finance Authority, New Hampshire Resource Recovery Refunding Rev., ”B“, 3.75%, 7/01/2045 (Put Date 7/02/2040) (n)	$2,910,000	$ 2,805,315
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2041	1,050,000	1,065,461
National Finance Authority, New Hampshire Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A-3“, 1%, 4/01/2024 (Put Date 6/01/2022)	1,415,000	1,414,201
National Finance Authority, New Hampshire, Municipal Certificates, ”A“, 4.125%, 1/20/2034	8,653,804	9,239,231
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	1,600,000	1,771,659
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	1,595,000	1,765,462
		$ 18,061,329
New Jersey - 5.8%
Atlantic City, NJ, Board of Education, 4%, 4/01/2029	$200,000	$ 218,500
Atlantic City, NJ, Board of Education, 4%, 4/01/2030	165,000	179,097
Atlantic City, NJ, Board of Education, 4%, 4/01/2031	160,000	172,641
Atlantic City, NJ, Board of Education, 4%, 4/01/2032	285,000	306,163
Atlantic City, NJ, Board of Education, 4%, 4/01/2034	280,000	299,059
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), ”A“, AGM, 5%, 7/01/2033	155,000	183,241
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), ”A“, AGM, 5%, 7/01/2035	155,000	182,779
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), ”A“, AGM, 4%, 7/01/2038	255,000	274,082
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), ”A“, AGM, 4%, 7/01/2039	215,000	230,699
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), ”A“, AGM, 4%, 7/01/2040	310,000	332,084

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”A“, BAM, 5%, 3/01/2032	$4,925,000	$ 5,536,240
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”A“, BAM, 5%, 3/01/2037	4,400,000	4,924,110
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”A“, BAM, 5%, 3/01/2042	600,000	668,225
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”B“, AGM, 5%, 3/01/2032	1,665,000	1,871,643
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”B“, AGM, 5%, 3/01/2037	1,670,000	1,868,924
Jersey City, NJ, Redevelopment Agency Rev. (Bayfront Redevelopment Project), 4%, 12/15/2031	8,500,000	9,501,788
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029 (Prerefunded 6/15/2026)	355,000	394,922
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	555,000	586,112
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	850,000	896,549
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	555,000	584,935
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	555,000	584,587
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	470,000	494,640
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	470,000	490,411
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	1,415,000	1,479,302
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	870,000	908,865
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	435,000	453,840
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2037	1,970,000	2,208,758
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2042	2,190,000	2,450,882

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), ”A“, 5%, 1/01/2030	$1,095,000	$ 1,125,967
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), ”A“, 5%, 1/01/2035	1,570,000	1,609,059
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 3/01/2027 (Prerefunded 3/01/2023)	3,940,000	4,057,686
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 3/01/2027	195,000	199,810
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	1,115,000	1,269,818
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2033	590,000	670,090
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	1,030,000	1,073,854
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	995,000	1,034,133
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”DDD“, 5%, 6/15/2034	610,000	665,461
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”DDD“, 5%, 6/15/2035	510,000	556,084
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”DDD“, 5%, 6/15/2042	2,855,000	3,093,292
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, 3.125%, 7/01/2029	850,000	851,217
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, 3.125%, 7/01/2031 (u)	8,400,000	8,409,484
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, 5%, 7/01/2033	485,000	530,221
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, BAM, 5%, 7/01/2027	1,105,000	1,244,586
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, BAM, 5%, 7/01/2028	9,240,000	10,351,771
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	3,650,000	3,714,132
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), ”A“, 5.625%, 11/15/2030	4,050,000	4,282,209
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), ”C“, 5%, 6/15/2042	3,385,000	3,692,316
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), ”E“, 0.85%, 12/01/2025	1,965,000	1,807,320

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority, Water Facilities Rev. (Middlesex Water Co.), 5%, 8/01/2059	$1,595,000	$ 1,770,348
New Jersey Educational Facilities Authority Rev. (Ramapo College Project), ”A“, 5%, 7/01/2030 (w)	750,000	890,342
New Jersey Educational Facilities Authority Rev. (Ramapo College Project), ”A“, 5%, 7/01/2031 (w)	750,000	902,038
New Jersey Educational Facilities Authority Rev. (Ramapo College Project), ”A“, 5%, 7/01/2032 (w)	1,000,000	1,215,615
New Jersey Educational Facilities Authority Rev. (Ramapo College Project), ”A“, 5%, 7/01/2033 (w)	450,000	540,999
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), ”A“, AGM, 5%, 7/01/2046	5,485,000	5,891,536
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2031	2,105,000	2,330,662
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2032	2,100,000	2,323,107
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2033	1,775,000	1,959,682
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2034	1,785,000	1,966,738
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2035	1,575,000	1,731,010
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2036	1,835,000	2,014,644
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2037	3,040,000	3,336,200
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.25%, 12/01/2039	5,690,000	5,678,495
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”A“, 5%, 12/01/2028	400,000	454,689
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”A“, 5%, 12/01/2029	550,000	631,862
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	1,450,000	1,648,248
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2029	1,415,000	1,625,609

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.5%, 12/01/2039	$7,865,000	$ 7,871,100
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 2.5%, 12/01/2040	2,145,000	2,015,651
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”C“, 3.25%, 12/01/2051	885,000	737,922
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., ”C“, 4.75%, 10/01/2050 (u)	7,670,000	8,107,707
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., ”E“, 3.5%, 4/01/2051 (u)	10,215,000	10,460,248
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., ”H“, 3%, 10/01/2052	10,605,000	10,633,470
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2032	3,000,000	3,328,955
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2033	3,000,000	3,324,799
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2034	3,000,000	3,322,242
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2035	2,950,000	3,261,981
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2038 (w)	1,680,000	1,737,119
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2039 (w)	3,430,000	3,540,028
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2041 (w)	2,825,000	2,890,667
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2042 (w)	2,820,000	2,879,473
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2029 (w)	3,385,000	3,834,429
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2030 (w)	3,070,000	3,503,754
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2031 (w)	4,855,000	5,588,011
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2032 (w)	3,385,000	3,920,481
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2033 (w)	4,480,000	5,171,163
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2034 (w)	4,235,000	4,863,802
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2035	1,065,000	1,202,794

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2035 (w)	$4,090,000	$ 4,681,494
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2036	1,420,000	1,598,267
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2036 (w)	4,235,000	4,837,338
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2037	1,420,000	1,596,533
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2037 (w)	2,115,000	2,410,792
New Jersey Transportation Trust Fund Authority, ”AA“, 4%, 6/15/2038	1,420,000	1,470,237
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2038	1,520,000	1,704,264
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2039	1,420,000	1,589,080
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2040	1,065,000	1,188,824
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2045	2,895,000	3,196,916
New Jersey Transportation Trust Fund Authority, ”B“, AAC, 5.5%, 9/01/2026	3,525,000	3,966,158
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A“, 5%, 6/15/2029	3,420,000	3,784,590
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A“, 5%, 6/15/2031	2,275,000	2,513,132
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	3,985,000	4,414,813
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”A“, 0%, 12/15/2037	25,000,000	13,906,335
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AAC, 0%, 12/15/2028	12,120,000	9,843,130
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AAC, 0%, 12/15/2035	3,725,000	2,287,388
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AAC, 0%, 12/15/2036	9,720,000	5,714,458
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AGM, 0%, 12/15/2029	15,690,000	12,384,980
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AGM, 0%, 12/15/2032	3,345,000	2,351,720
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, NPFG, 0%, 12/15/2027	6,900,000	5,810,541

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, NPFG, 0%, 12/15/2031	$5,000,000	$ 3,627,825
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 5%, 7/15/2032	196,000	234,562
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 5%, 7/15/2033	239,000	285,500
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 4%, 7/15/2034	377,000	413,041
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 4%, 7/15/2036	368,000	400,391
Newark, NJ, General Obligation Refunding, ”A“, AGM, 5%, 10/01/2024	750,000	798,283
Newark, NJ, General Obligation Refunding, ”A“, AGM, 5%, 10/01/2026	925,000	1,025,681
Newark, NJ, General Obligation Refunding, ”A“, AGM, 5%, 10/01/2028	570,000	651,233
Newark, NJ, General Obligation Refunding, ”B“, AGM, 5%, 10/01/2023	1,000,000	1,042,654
Newark, NJ, General Obligation Refunding, ”B“, AGM, 5%, 10/01/2025	500,000	543,552
South Jersey, NJ, Transportation Authority System Rev., ”A“, AGM, 5%, 11/01/2031	1,290,000	1,506,141
South Jersey, NJ, Transportation Authority System Rev., ”A“, AGM, 5%, 11/01/2032	2,530,000	2,943,574
South Jersey, NJ, Transportation Authority System Rev., ”A“, AGM, 5%, 11/01/2033	725,000	840,729
State of New Jersey, COVID-19 General Obligation, ”A“, 4%, 6/01/2023	2,965,000	3,032,081
State of New Jersey, COVID-19 General Obligation, ”A“, 5%, 6/01/2024	1,480,000	1,567,352
State of New Jersey, COVID-19 General Obligation, ”A“, 5%, 6/01/2027	8,510,000	9,561,422
State of New Jersey, COVID-19 General Obligation, ”A“, 4%, 6/01/2030	5,930,000	6,449,708
State of New Jersey, COVID-19 General Obligation, ”A“, 4%, 6/01/2031	1,855,000	2,023,675
		$ 345,827,602

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Mexico - 0.2%
Albuquerque, NM, Bernalillo County Water Utility Authority (Joint Water and Sewer System Improvement Rev.), 5%, 7/01/2033	$2,300,000	$ 2,603,387
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2040	520,000	551,359
New Mexico Educational Assistance Foundation, Taxable, ”B-1“, 2.106%, 9/01/2051	5,810,000	5,607,320
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, ”A-1“, FNMA, 4%, 1/01/2049	1,135,000	1,172,618
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, ”C“, FNMA, 4%, 1/01/2049	2,315,000	2,388,951
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), ”A“, 5%, 5/15/2034	270,000	289,697
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), ”A“, 5%, 5/15/2039	205,000	218,733
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), ”A“, 5%, 5/15/2044	215,000	227,506
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), ”A“, 5%, 5/15/2049	565,000	595,364
		$ 13,654,935
New York - 7.5%
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2031	$925,000	$ 1,077,001
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2032	1,000,000	1,162,604
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2033	1,050,000	1,218,580
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2034	1,000,000	1,075,987
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2036	1,800,000	1,687,495
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2037	1,500,000	1,398,677
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2038	1,250,000	1,338,822
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2039	1,350,000	1,443,770
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	6,925,000	7,409,955
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), ”A“, 4%, 11/01/2032	480,000	490,643
New York Dormitory Authority Rev. (Cornell University), ”D“, 5%, 7/01/2035	590,000	750,306

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Dormitory Authority Rev. (Rochester Institute of Technology), ”A“, 5%, 7/01/2032	$520,000	$ 602,291
New York Dormitory Authority Rev. (Rochester Institute of Technology), ”A“, 5%, 7/01/2036	1,115,000	1,285,801
New York Dormitory Authority Rev. (Rochester Institute of Technology), ”A“, 5%, 7/01/2040	1,265,000	1,451,868
New York Dormitory Authority Rev. (St. John's University), ”A“, 5%, 7/01/2027	175,000	197,438
New York Dormitory Authority Rev. (St. John's University), ”A“, 5%, 7/01/2028	165,000	188,734
New York Dormitory Authority Rev. (St. John's University), ”A“, 4%, 7/01/2029	425,000	463,994
New York Dormitory Authority Rev. (St. John's University), ”A“, 4%, 7/01/2030	850,000	932,788
New York Dormitory Authority Rev. (St. John's University), ”A“, 4%, 7/01/2031	1,000,000	1,102,597
New York Dormitory Authority Rev. (St. John's University), ”A“, 4%, 7/01/2032	1,100,000	1,198,483
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033 (n)	100,000	111,714
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	200,000	222,906
New York Dormitory Authority Rev., State Personal Income Tax, ”A“, 5%, 12/15/2025	5,000,000	5,124,928
New York Dormitory Authority Rev., State Personal Income Tax, ”E“, 4%, 3/15/2045	19,000,000	19,993,863
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	580,000	579,617
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”1“, 5%, 11/15/2044 (n)	16,940,000	17,732,907
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”2“, 5.375%, 11/15/2040 (n)	3,190,000	3,386,435
New York Mortgage Agency Homeowner Mortgage Rev., ”213“, 3%, 4/01/2050 (u)	28,145,000	28,258,939
New York Municipal Water Finance Authority, Water & Sewer System Second General Resolution Rev., ”EE“, 5%, 6/15/2045	10,000,000	11,710,568
New York State Thruway Authority, Personal Income Rev., ”A-1“, 4%, 3/15/2046	18,380,000	19,380,241

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	$1,490,000	$ 1,502,907
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	700,000	673,405
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	765,000	771,627
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.25%, 8/01/2031	1,535,000	1,670,746
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	2,400,000	2,715,864
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	8,135,000	8,901,731
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	2,330,000	2,543,216
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2035	5,585,000	6,247,805
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	1,315,000	1,342,958
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	2,305,000	2,541,449
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Project), 2.25%, 8/01/2026	1,160,000	1,118,545
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 5%, 12/01/2030	355,000	396,867
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 5%, 12/01/2034	640,000	715,315
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 5%, 12/01/2035	315,000	351,722

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 5%, 12/01/2036	$45,000	$ 50,086
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 5%, 12/01/2037	510,000	568,240
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 4%, 12/01/2038	210,000	213,631
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 4%, 12/01/2039	505,000	513,291
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2029	570,000	639,812
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2030	475,000	539,020
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2031	520,000	587,553
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2033	1,515,000	1,703,808
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2034	1,395,000	1,561,383
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2035	520,000	581,860
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2036	945,000	1,053,308
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2037	1,135,000	1,264,612
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2038	270,000	300,151
New York Urban Development Corp., State Personal Income Tax Rev. (General Purpose), ”C“, 4%, 3/15/2042	10,000,000	10,510,757
New York Urban Development Corp., State Personal Income Tax Rev. (General Purpose), ”C“, 4%, 3/15/2049	10,200,000	10,612,185

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Urban Development Corp., State Personal Income Tax Rev., ”A“, 4%, 3/15/2039	$6,000,000	$ 6,341,180
New York Urban Development Corp., State Personal Income Tax Rev., ”C“, 5%, 3/15/2034	1,455,000	1,643,951
New York, NY, ”B-1“, 5%, 12/01/2041	3,500,000	3,858,761
New York, NY, General Obligation, ”F-1“, 5%, 3/01/2037	4,500,000	5,275,009
New York, NY, General Obligation, ”F-1“, 5%, 3/01/2039	4,500,000	5,235,023
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), ”E“, 3.5%, 2/15/2048	2,053,767	2,044,208
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), ”F“, 4.5%, 2/15/2048	28,847,667	28,862,472
New York, NY, Housing Finance Agency Affordable Housing Rev., ”L-2“, 0.75%, 11/01/2025	1,800,000	1,687,129
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), ”A“, AGM, 4%, 3/01/2045	890,000	947,083
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	2,495,000	2,509,996
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., ”CC-1“, 5%, 6/15/2046	7,000,000	7,700,872
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., ”CC-1“, 5%, 6/15/2048	5,150,000	5,776,515
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., ”DD“, 5%, 6/15/2031	3,800,000	4,605,765
New York, NY, Transitional Finance Authority Building Aid Rev., ”S-3“, 5%, 7/15/2043	1,025,000	1,164,524
New York, NY, Transitional Finance Authority Future Tax Secured Rev., ”A-4“, 4%, 11/01/2038	3,285,000	3,484,802
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, ”A“, 4%, 11/01/2034	1,000,000	1,065,250
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, ”A“, 4%, 11/01/2035	1,000,000	1,064,148
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, ”C“, 4%, 2/01/2041	17,670,000	18,630,207
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, ”E-1“, 5%, 2/01/2035	1,165,000	1,367,070
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, ”E-1“, 5%, 2/01/2036	815,000	954,049
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, ”E-1“, 5%, 2/01/2037	4,360,000	5,089,795
New York, NY, Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2036	2,000,000	2,127,279
New York, NY, Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2037	2,280,000	2,422,542

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York, NY, Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2038	$2,800,000	$ 2,970,303
New York, NY, Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2039	3,500,000	3,707,005
New York, NY, Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.), ”A“, 4%, 12/01/2035	245,000	264,297
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), ”A“, 5%, 12/01/2031	330,000	395,999
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), ”A“, 5%, 12/01/2032	1,090,000	1,303,770
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), ”A“, 4%, 12/01/2034	910,000	989,933
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 4.5%, 7/01/2052	2,070,000	1,913,099
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2052	1,540,000	1,558,654
Port Authority of NY & NJ (214th Series), 4%, 9/01/2037	2,220,000	2,318,126
Port Authority of NY & NJ (214th Series), 4%, 9/01/2039	920,000	957,366
Port Authority of NY & NJ (214th Series), 4%, 9/01/2043	1,485,000	1,535,639
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	1,430,000	1,465,805
Port Authority of NY & NJ (221st Series), 4%, 7/15/2050	3,570,000	3,642,447
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	11,455,000	11,650,489
Port Authority of NY & NJ (223th Series), 5%, 7/15/2033	900,000	1,042,948
Port Authority of NY & NJ (223th Series), 4%, 7/15/2034	1,030,000	1,087,910
Port Authority of NY & NJ (223th Series), 4%, 7/15/2035	1,050,000	1,103,422
Port Authority of NY & NJ (223th Series), 4%, 7/15/2036	645,000	675,007
Port Authority of NY & NJ (223th Series), 4%, 7/15/2037	1,405,000	1,466,812
Port Authority of NY & NJ (223th Series), 4%, 7/15/2038	2,805,000	2,921,163
Port Authority of NY & NJ (223th Series), 4%, 7/15/2039	1,870,000	1,944,161
Port Authority of NY & NJ (223th Series), 4%, 7/15/2040	820,000	851,109
Port Authority of NY & NJ (226th Series), 5%, 10/15/2030	860,000	1,006,338
Port Authority of NY & NJ (226th Series), 5%, 10/15/2032	570,000	664,581
Port Authority of NY & NJ (226th Series), 5%, 10/15/2033	680,000	790,266
Port Authority of NY & NJ (226th Series), 5%, 10/15/2034	1,120,000	1,297,866
Port Authority of NY & NJ (226th Series), 5%, 10/15/2035	1,035,000	1,196,183
Port Authority of NY & NJ (226th Series), 5%, 10/15/2036	1,080,000	1,245,843
Port Authority of NY & NJ (226th Series), 5%, 10/15/2037	1,520,000	1,751,074
Port Authority of NY & NJ (226th Series), 5%, 10/15/2038	2,995,000	3,436,495
Port Authority of NY & NJ (226th Series), 5%, 10/15/2039	2,220,000	2,542,975
Port Authority of NY & NJ (226th Series), 5%, 10/15/2040	2,170,000	2,481,604
Port Authority of NY & NJ (226th Series), 5%, 10/15/2041	1,775,000	2,028,440
Port Authority of NY & NJ, Taxable (182nd Series), 5.31%, 8/01/2046	2,125,000	2,229,338

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, ”B-1“, 4%, 6/01/2050	$880,000	$ 891,821
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2028	1,670,000	1,535,029
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2029	2,435,000	2,197,627
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2030	1,870,000	1,655,594
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2031	2,315,000	2,014,023
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2032	4,280,000	3,666,253
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2033	3,775,000	3,175,801
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2034	3,380,000	2,804,915
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2035	4,510,000	3,708,347
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2036	1,470,000	1,191,936
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2034	950,000	1,038,639
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2035	480,000	524,168
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2041	2,710,000	2,936,124
Triborough Bridge & Tunnel Authority Rev., NY, ”A“, 5%, 11/01/2025	12,095,000	13,310,806
Triborough Bridge & Tunnel Authority Rev., NY, ”A“, FLR, 0.568% (67% of SOFR - 1 day + 0.38%), 1/01/2032 (Put Date 2/01/2024)	2,508,367	2,506,745
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”A-2“, 5%, 5/15/2051	14,800,000	16,941,943
Triborough Bridge & Tunnel Authority, NY, Payroll Mobility Tax, ”B-1“, 4%, 5/15/2056	10,830,000	11,372,024
Yonkers, NY, General Obligation, ”C“, AGM, 5%, 3/15/2034	1,500,000	1,792,539
Yonkers, NY, General Obligation, ”C“, AGM, 5%, 3/15/2035	1,590,000	1,883,876
Yonkers, NY, School Serial Bonds, ”D“, AGM, 5%, 3/15/2035	1,220,000	1,445,490
		$ 452,061,603

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - 1.3%
Durham, SC, Multi-Family Housing Authority Rev. (JJ Henderson Senior Apartment Project), 0.3%, 6/01/2024 (Put Date 6/01/2023)	$1,905,000	$ 1,862,922
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 5%, 5/01/2029	525,000	599,669
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 5%, 5/01/2030	560,000	644,674
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 5%, 5/01/2031	1,000,000	1,161,982
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 4%, 5/01/2032	1,000,000	1,071,158
North Carolina Housing Finance Agency, Home Ownership Rev., ”44“, 4%, 7/01/2050	1,495,000	1,550,383
North Carolina Housing Finance Agency, Home Ownership Rev., ”46-A“, GNMA, 3%, 7/01/2051	14,135,000	14,205,753
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), ”A“, 4%, 3/01/2029	275,000	277,307
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), ”A“, 4%, 3/01/2036	790,000	763,751
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), ”A“, 4%, 3/01/2041	465,000	437,286
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), ”A“, 4%, 3/01/2051	5,300,000	4,731,915
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), ”C“, 4%, 3/01/2036	585,000	565,562
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), ”C“, 4%, 3/01/2042	220,000	204,258
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	170,000	176,067
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	260,000	267,101
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	285,000	291,423
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), ”A“, 5%, 10/01/2040	915,000	1,025,847

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), ”A“, 5%, 10/01/2045	$875,000	$ 973,907
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), ”A“, 5%, 10/01/2050	560,000	620,295
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), ”A“, 4%, 11/01/2052	3,130,000	3,231,674
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (United Church Homes and Services), ”C“, 5%, 9/01/2041 (Prerefunded 9/01/2023)	370,000	396,945
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), ”A“, 5%, 9/01/2037 (Prerefunded 9/01/2024)	100,000	106,652
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), ”C“, 5%, 9/01/2046 (Prerefunded 9/01/2023)	1,350,000	1,448,312
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2042	610,000	659,438
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2047	1,195,000	1,285,528
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2051	2,440,000	2,620,857
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2054	975,000	1,045,743
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2031	1,600,000	1,792,316
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	11,650,000	13,405,132
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2049	1,780,000	2,047,531
Raleigh-Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2027	1,400,000	1,558,101
Raleigh-Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2028	1,875,000	2,116,539
Raleigh-Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2029	1,490,000	1,700,891
Raleigh-Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2030	1,250,000	1,442,897
Raleigh-Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2031	1,350,000	1,555,706
Raleigh-Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2032	1,000,000	1,148,304
Raleigh-Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2033	1,000,000	1,144,771
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2027	1,510,000	1,670,505
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2031	1,250,000	1,344,156

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2033	$1,375,000	$ 1,468,193
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	5,065,000	5,572,300
		$ 80,193,751
North Dakota - 0.7%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), ”A“, 4%, 1/01/2051 (u)	$11,365,000	$ 11,785,724
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), ”A“, 3%, 1/01/2052	9,510,000	9,557,456
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), ”D“, 4.25%, 1/01/2049 (u)	5,165,000	5,359,925
North Dakota State Board of Higher Education, Housing and Auxiliary Facilities Rev. (University of North Dakota), ”A“, AGM, 4%, 4/01/2039	2,340,000	2,536,454
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2034	3,895,000	4,330,031
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2038	3,620,000	4,010,543
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2048	200,000	218,282
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2053	1,485,000	1,613,578
		$ 39,411,993
Ohio - 2.6%
Akron, Bath, & Copley, OH, Joint Township Hospital District, Hospital Improvement Rev. (Children's Hospital Medical Center of Akron), 5%, 11/15/2038	$3,005,000	$ 3,103,388
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2031	1,800,000	2,040,137
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2034	900,000	1,015,680
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2035	450,000	506,951
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2036	1,400,000	1,574,633
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 4%, 6/01/2039	450,000	468,266
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, ”2“, 5%, 6/01/2055	22,550,000	23,467,724

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, ”2“, 0%, 6/01/2057	$62,655,000	$ 9,319,443
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	4,065,000	4,308,970
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	10,245,000	11,372,403
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), ”A“, 4%, 12/01/2055 (n)	840,000	771,584
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), ”B“, 4.5%, 12/01/2055 (n)	480,000	456,819
Cuyahoga, OH, Metropolitan Housing Authority General Rev. (2045 Initiative Project), 2%, 12/01/2031	2,925,000	2,682,463
Franklin County, OH, Hospital Facilities Rev. (OhioHealth Corp.), ”A“, 4%, 5/15/2047	4,140,000	4,400,544
Lancaster, PA, Port Authority Gas Supply Rev., ”A“, 5%, 8/01/2049 (Put Date 2/01/2025)	5,250,000	5,615,403
Lucas County, OH, Hospital Rev. (Promedica Healthcare), ”A“, 5.25%, 11/15/2048	485,000	544,921
Miami County, OH, Hospital Facilities Rev. (Kettering Health), ”A“, 5%, 8/01/2049	9,845,000	11,047,026
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), ”A“, 4%, 8/01/2041	3,140,000	3,378,831
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), ”A“, 4%, 8/01/2047	1,740,000	1,839,674
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 4%, 8/01/2041	345,000	363,184
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), ”A“, 5%, 11/15/2034	1,000,000	1,142,734
Northeast Ohio Medical University, General Receipts, ”A“, 4%, 12/01/2035	140,000	146,232
Northeast Ohio Medical University, General Receipts, ”A“, 4%, 12/01/2045	105,000	107,340
Ohio Air Quality Development Authority, Air Quality Rev. (American Electric Power Co.), ”B“, 2.6%, 6/01/2041 (Put Date 10/01/2029)	4,615,000	4,623,233
Ohio Air Quality Development Authority, Air Quality Rev. (American Electric Power Co.), ”C“, 2.1%, 12/01/2027 (Put Date 10/01/2024)	8,400,000	8,314,178
Ohio Air Quality Development Authority, Air Quality Rev. (American Electric Power Co.), ”C“, 2.1%, 4/01/2028 (Put Date 10/01/2024)	3,925,000	3,884,899
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	8,140,000	8,511,336

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038 (n)	$250,000	$ 253,571
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048 (n)	330,000	338,080
Ohio Higher Educational Facility Commission Rev. (Franciscan University of Steubenville), 5%, 11/01/2041	3,000,000	3,305,076
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2035	1,130,000	1,309,410
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2038	1,075,000	1,242,493
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2039	1,135,000	1,309,880
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2042	1,950,000	2,240,189
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), ”A“, 4.5%, 9/01/2048 (u)	3,295,000	3,444,451
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), ”A“, 4.5%, 9/01/2049 (u)	6,725,000	7,042,324
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2034	865,000	989,997
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2036	635,000	669,256
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2038	620,000	652,596
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2040	590,000	619,069
Ohio State University, Special Purpose Rev., ”A“, 5%, 6/01/2038 (u)	3,355,000	3,469,894
Ohio State University, Special Purpose Rev., ”A“, 5%, 6/01/2043 (u)	8,150,000	8,425,292
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	7,740,000	8,259,345
		$ 158,578,919
Oklahoma - 0.4%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$155,000	$ 150,169
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	2,360,000	2,591,392
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,495,000	1,528,524
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5%, 8/15/2029	150,000	162,480
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5%, 8/15/2033	810,000	866,090
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5%, 8/15/2038	1,135,000	1,211,061

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oklahoma - continued
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.25%, 8/15/2043	$395,000	$ 426,311
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.25%, 8/15/2048	1,140,000	1,222,991
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.5%, 8/15/2052	9,880,000	10,706,276
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.5%, 8/15/2057	1,630,000	1,766,319
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), ”A“, 4.75%, 9/01/2048	1,940,000	2,045,731
Tulsa, OK, Airport Improvement Trust Rev., ”A“, 5%, 6/01/2045 (Prerefunded 6/01/2024)	755,000	798,905
		$ 23,476,249
Oregon - 0.9%
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), ”B-2“, 2.75%, 11/15/2025 (n)	$950,000	$ 950,076
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A“, 2.4%, 8/01/2025 (Put Date 5/02/2022)	1,275,000	1,275,295
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A“, 2.4%, 7/01/2038 (Put Date 5/02/2022)	1,730,000	1,730,415
Medford, OR, Hospital Facilities Authority Rev. (Asante Projects), ”A“, 5%, 8/15/2045	2,140,000	2,427,965
Medford, OR, Hospital Facilities Authority Rev. (Asante Projects), ”A“, 4%, 8/15/2050	1,510,000	1,560,690
Medford, OR, Hospital Facilities Authority Rev. (Asante Projects), ”A“, 5%, 8/15/2050	1,425,000	1,613,828
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), ”B“, 1.2%, 6/01/2028	795,000	704,693
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), ”B-2“, 0.95%, 6/01/2027	2,045,000	1,846,012
Multnomah County, OR, Hospital Facilities Authority Refunding Rev., Taxable (Terwilliger Plaza - Parkview Project), ”C“, 1.25%, 6/01/2026	985,000	926,274
Oregon Facilities Authority Rev. (Legacy Health), ”A“, 5%, 6/01/2046	10,100,000	11,040,523
Oregon Facilities Authority Rev. (Samaritan Health Services Project), ”A“, 5%, 10/01/2040	750,000	857,070
Oregon Health & Sciences University Rev., ”B“, 5%, 7/01/2034	7,500,000	8,334,505
Oregon Housing & Community Services Department Mortgage Rev. (Single-Family Mortgage Program), ”D“, 4.75%, 1/01/2050 (u)	6,380,000	6,688,403
Port of Portland, OR, International Airport Rev., ”24B“, 5%, 7/01/2042	1,340,000	1,477,386

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Washington Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, ”B“, 5%, 6/15/2030	$4,000,000	$ 4,566,230
Washington Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, ”B“, 5%, 6/15/2033	1,750,000	1,983,890
Yamhill County, OR, Hospital Authority Rev. (Friendsview), ”A“, 5%, 11/15/2036	730,000	752,446
Yamhill County, OR, Hospital Authority Rev. (Friendsview), ”A“, 5%, 11/15/2046	1,115,000	1,125,955
Yamhill County, OR, Hospital Authority Rev. (Friendsview), ”A“, 5%, 11/15/2051	525,000	526,957
Yamhill County, OR, Hospital Authority Rev. (Friendsview), ”A“, 5%, 11/15/2056	3,150,000	3,139,534
Yamhill County, OR, Hospital Authority Rev. (Friendsview), ”B-1“, 2.5%, 11/15/2028	885,000	848,831
Yamhill County, OR, Hospital Authority Rev. (Friendsview), ”B-2“, 2.125%, 11/15/2027	350,000	336,212
Yamhill County, OR, Hospital Authority Rev. (Friendsview), ”B-3“, 1.75%, 11/15/2026	705,000	677,012
		$ 55,390,202
Pennsylvania - 6.6%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), ”A“, 4%, 4/01/2044	$6,590,000	$ 6,883,136
Allentown, PA, City School District Rev., ”C“, BAM, 4%, 2/01/2035	1,150,000	1,250,279
Allentown, PA, City School District Rev., ”C“, BAM, 4%, 2/01/2036	1,100,000	1,194,909
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2042	985,000	1,105,777
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2028 (n)	250,000	275,350
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033 (n)	135,000	147,210
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	330,000	356,211
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2027 (n)	2,000,000	2,188,801
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2035	500,000	547,803
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2036	1,075,000	1,176,859
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2037	500,000	541,852

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2038	$500,000	$ 541,128
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2041	2,500,000	2,695,383
Beaver County, PA, Aliquippa Water & Sewer Rev., BAM, 4%, 11/15/2051	1,500,000	1,590,939
Beaver County, PA, Aliquippa Water & Sewer Rev., BAM, 4%, 11/15/2055	1,595,000	1,689,693
Beaver County, PA, Economic Development Authority Rev., BAM, 4%, 11/15/2035	2,280,000	2,441,087
Beaver County, PA, Economic Development Authority Rev., BAM, 4%, 11/15/2036	855,000	914,627
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	1,125,000	1,201,277
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2029	3,955,000	4,191,339
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2030	2,025,000	2,137,602
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2037	940,000	978,820
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2047	1,460,000	1,495,597
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), ”A“, 5%, 11/01/2044	7,670,000	7,678,245
Berks County, PA, Municipal Authority Rev. (Tower Health Project), ”B“, 5%, 2/01/2040 (Put Date 2/01/2030)	4,200,000	4,442,896
Berks County, PA, Municipal Authority Rev. (Tower Health Project), ”B-1“, 5%, 2/01/2040 (Put Date 2/01/2025)	9,885,000	10,205,606
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	550,000	615,062
Berks County, PA, Reading School District, BAM, 4%, 4/01/2044	945,000	1,011,996
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	895,000	952,414
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2050	4,485,000	4,744,959
Cambria County, PA, General Obligation, ”B“, AGM, 4%, 8/01/2032	225,000	241,035
Cambria County, PA, General Obligation, ”B“, AGM, 4%, 8/01/2033	270,000	288,270
Cambria County, PA, General Obligation, ”B“, AGM, 4%, 8/01/2034	335,000	355,272
Cambria County, PA, General Obligation, ”B“, AGM, 4%, 8/01/2035	325,000	344,336
Cambria County, PA, General Obligation, ”B“, AGM, 4%, 8/01/2036	170,000	179,941
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), ”A“, 4.75%, 12/15/2037	1,115,000	1,182,724

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), ”A“, 5%, 12/15/2047	$530,000	$ 565,356
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), ”A“, 5%, 12/15/2051	645,000	686,675
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	1,475,000	1,654,091
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	1,260,000	1,409,589
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	630,000	703,743
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2023	470,000	480,209
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033 (Prerefunded 1/01/2025)	310,000	325,844
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033 (Prerefunded 1/01/2025)	1,065,000	1,119,433
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033	780,000	800,768
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038 (Prerefunded 1/01/2025)	30,000	32,329
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038 (Prerefunded 1/01/2025)	140,000	150,867
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038	175,000	184,232
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ETM, 5%, 1/01/2023	120,000	123,056
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ETM, 5%, 1/01/2023	325,000	333,400
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	1,440,000	1,498,962
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2048	505,000	535,303
Delaware County, PA, Chichester School General Obligation, AGM, 4%, 9/15/2030	850,000	923,789
Delaware County, PA, Chichester School General Obligation, AGM, 4%, 9/15/2031	500,000	542,560
Delaware County, PA, Chichester School General Obligation, AGM, 4%, 9/15/2032	500,000	539,133
Delaware County, PA, Upper Darby School District, General Obligation, ”A“, BAM, 4%, 4/01/2046	600,000	635,745
Delaware County, PA, Upper Darby School District, General Obligation, ”A“, BAM, 4%, 4/01/2051	2,345,000	2,459,585

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 1.1% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	$7,315,000	$ 6,937,882
Doylestown, PA, Hospital Rev., ”A“, 4%, 7/01/2045	585,000	594,681
Doylestown, PA, Hospital Rev., ”A“, 5%, 7/01/2049	590,000	640,083
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030 (Prerefunded 7/01/2025)	365,000	399,236
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035 (Prerefunded 7/01/2025)	470,000	514,085
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039 (Prerefunded 7/01/2024)	485,000	517,503
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046 (Prerefunded 7/01/2024)	265,000	282,760
Erie, PA, City School District General Obligation, ”A“, AGM, 5%, 4/01/2034	820,000	939,054
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), ”A“, 4%, 7/01/2049	7,950,000	8,308,492
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, ”B“, 0%, 12/01/2036	12,095,000	7,203,901
Lehigh County, PA, Water & Sewer Authority Rev., ”A“, 5%, 12/01/2043	4,445,000	4,651,264
Lehigh County, PA, Water & Sewer Authority Rev., ”A“, 5%, 12/01/2043 (Prerefunded 12/01/2023)	5,165,000	5,428,052
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2023	675,000	708,769
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2024	690,000	737,327
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2026	630,000	700,912
Luzerne County, PA, ”A“, AGM, 5%, 11/15/2029	5,835,000	6,399,573
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2029	1,570,000	1,793,358
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	940,000	1,061,690
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), ”A“, BAM, 5%, 7/01/2030	2,000,000	2,346,675
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2031	680,000	787,362
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2032	2,625,000	2,999,082

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2033	$2,000,000	$ 2,282,107
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	1,970,000	2,054,825
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	1,880,000	1,936,573
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2051	3,785,000	3,885,171
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), ”C“, 5%, 11/15/2045	1,380,000	1,542,833
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	2,385,000	2,453,584
Montour County, PA, Geisinger Authority Health System Rev., ”A“, 4%, 4/01/2039	3,320,000	3,495,108
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2032	450,000	496,284
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2033	600,000	660,694
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2044	1,310,000	1,416,074
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	800,000	860,877
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2026	1,110,000	1,162,856
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2027	760,000	799,860
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2028	795,000	837,791
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2031	210,000	221,755
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), ”B-2“, 0.3%, 4/01/2049 (Put Date 7/15/2022)	1,860,000	1,854,514
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 0.86%, 6/01/2041 (Put Date 6/03/2024)	5,800,000	5,773,442

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 2.15%, 7/01/2041 (Put Date 7/01/2024)	$8,000,000	$ 7,921,958
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A“, 0.58%, 8/01/2037 (Put Date 8/01/2024)	2,020,000	1,928,508
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., ”A“, 5%, 6/01/2030	250,000	286,696
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., ”A“, 2.625%, 6/01/2042	1,495,000	1,363,401
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), ”A“, AGM, 4%, 5/01/2040	1,310,000	1,406,534
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), ”A“, 5%, 3/01/2038	1,000,000	1,129,677
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), ”A“, 5%, 3/01/2039	250,000	282,056
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 5%, 10/01/2044 (Prerefunded 10/01/2022)	3,915,000	3,987,368
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., ”128A“, 4.75%, 4/01/2033 (u)	4,470,000	4,670,328
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., ”135A“, 3%, 10/01/2051	9,865,000	9,914,553
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., ”135B“, 5%, 4/01/2028	2,350,000	2,648,189
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., ”135B“, 5%, 4/01/2029	2,400,000	2,741,784
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., ”135B“, 5%, 10/01/2029	2,410,000	2,770,423
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., ”135B“, 5%, 4/01/2030	2,420,000	2,788,927
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., ”135B“, 5%, 10/01/2030	1,400,000	1,622,549
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134A”, 3%, 10/01/2049	14,430,000	14,501,876
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2030 (w)	610,000	723,653
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2031 (w)	910,000	1,002,385

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2032 (w)	$600,000	$ 659,382
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2033 (w)	640,000	697,695
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2034 (w)	645,000	700,295
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2030	2,000,000	2,229,149
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2032	7,820,000	8,683,160
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2033	22,255,000	24,690,776
Pennsylvania Turnpike Commission Rev., ”A“, 5%, 12/01/2044	2,220,000	2,557,983
Philadelphia, PA, ”B“, 5%, 2/01/2032	5,250,000	6,070,680
Philadelphia, PA, ”B“, 5%, 2/01/2035	3,850,000	4,437,435
Philadelphia, PA, Airport Refunding Rev., ”B“, 5%, 7/01/2047	5,000,000	5,418,368
Philadelphia, PA, Airport Rev., ”B“, 5%, 7/01/2033	4,215,000	4,630,950
Philadelphia, PA, Airport Rev., ”B“, 5%, 7/01/2034	250,000	274,445
Philadelphia, PA, Airport Rev., ”B“, 5%, 7/01/2042	11,175,000	12,182,021
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.625%, 8/01/2036	315,000	332,947
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.75%, 8/01/2046	1,030,000	1,080,017
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.375%, 8/01/2051	1,530,000	1,637,818
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”B“, 6%, 8/01/2051	1,180,000	1,246,402
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), ”A-1“, 6.75%, 6/15/2033	150,000	157,120
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), ”A-1“, 7%, 6/15/2043	355,000	371,426
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), ”A“, 5%, 9/01/2035	1,040,000	1,156,914
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), ”A“, 5%, 9/01/2042	10,810,000	12,004,144
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), ”I“, 5%, 12/01/2037	2,080,000	2,271,661

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), ”I“, 5%, 12/01/2058	$8,300,000	$ 8,938,624
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), ”III“, 5.25%, 12/01/2047 (n)	350,000	351,121
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), ”III“, 5.5%, 12/01/2058 (n)	505,000	508,663
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ”A“, 5%, 7/01/2037	565,000	564,359
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ”A“, 5%, 7/01/2042	1,940,000	1,901,140
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ”A“, 5%, 7/01/2049	1,685,000	1,607,756
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), ”15“, 5%, 8/01/2042	9,075,000	10,084,764
Philadelphia, PA, Gas Works Rev., ”14“, AGM, 5%, 10/01/2033	2,910,000	3,238,535
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), AGM, 5%, 7/01/2035 (w)	1,745,000	2,026,178
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), AGM, 5%, 7/01/2036 (w)	2,495,000	2,891,480
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), AGM, 5%, 7/01/2037 (w)	2,580,000	2,987,088
Philadelphia, PA, Redevelopment Authority Refunding Rev. (Neighborhood Transformation Initiative), BAM, 5%, 4/15/2024	1,900,000	1,915,153
Philadelphia, PA, School District General Obligation, ”F“, 5%, 9/01/2038	255,000	281,074
Philadelphia, PA, School District, ”A“, 5%, 9/01/2033	310,000	354,513
Philadelphia, PA, School District, ”A“, 5%, 9/01/2035	1,160,000	1,324,183
Philadelphia, PA, School District, ”A“, 4%, 9/01/2036	1,565,000	1,679,808
Philadelphia, PA, School District, ”A“, 5%, 9/01/2036	385,000	439,151
Philadelphia, PA, School District, ”A“, 4%, 9/01/2037	1,240,000	1,333,605
Philadelphia, PA, School District, ”A“, 5%, 9/01/2037	385,000	438,926
Philadelphia, PA, School District, ”A“, 4%, 9/01/2038	1,775,000	1,906,296
Philadelphia, PA, School District, ”A“, 5%, 9/01/2038	385,000	438,391
Philadelphia, PA, School District, ”A“, 4%, 9/01/2039	1,000,000	1,072,467

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, School District, ”B“, 5%, 9/01/2043	$1,160,000	$ 1,312,103
Philadelphia, PA, School District, ”F“, 5%, 9/01/2037	1,020,000	1,126,090
Philadelphia, PA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2045	6,500,000	7,494,228
Pittsburgh, PA, Water & Sewer Authority Rev., ”A“, AGM, 5%, 9/01/2032	750,000	917,555
Pittsburgh, PA, Water & Sewer Authority Rev., ”A“, AGM, 5%, 9/01/2033	565,000	701,510
Pittsburgh, PA, Water & Sewer Authority Rev., ”A“, AGM, 4%, 9/01/2035	285,000	310,151
Pittsburgh, PA, Water & Sewer Authority Rev., ”A“, AGM, 5%, 9/01/2044	1,875,000	2,172,480
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2044	1,920,000	2,014,254
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2046	2,945,000	3,078,087
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2048	2,015,000	2,105,080
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	65,000	65,424
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	80,000	83,271
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2041	595,000	645,282
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2043	630,000	673,559
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2046	1,075,000	1,147,142
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2051	1,510,000	1,601,141
West Shore, PA, Area Authority Rev. (Messiah Village Project), ”A“, 5%, 7/01/2030	445,000	468,194
West Shore, PA, Area Authority Rev. (Messiah Village Project), ”A“, 5%, 7/01/2035	435,000	454,402
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), ”A“, 4%, 7/01/2025	350,000	369,750
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), ”A“, 5%, 7/01/2027	570,000	644,887
		$ 398,028,711

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - 2.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NPFG, 4.75%, 7/01/2038	$5,860,000	$ 6,027,339
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	5,005,000	5,039,829
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”J“, NPFG, 5%, 7/01/2029	365,000	373,232
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”M“, AGM, 5%, 7/01/2032	660,000	664,799
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2030	5,350,000	5,435,173
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2031	1,980,000	2,009,636
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, ”A“, NPFG, 5%, 7/01/2038	570,000	586,277
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	954,567	871,038
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	2,388,095	1,379,129
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	2,072,533	2,122,826
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	2,066,722	2,180,490
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	2,048,004	2,236,199
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	2,014,778	2,246,874
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	4,499,937	5,125,433
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	1,855,691	1,811,552
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	1,668,019	1,609,632
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	1,431,601	1,374,572
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	1,946,429	1,848,388
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	2,024,259	1,904,197
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	10,160,000	9,702,800
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	1,535,000	1,465,925

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	$850,000	$ 816,000
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	405,000	388,800
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	3,815,000	3,662,400
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	425,000	405,875
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	3,990,000	3,810,450
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	6,450,000	6,159,750
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.625%, 7/01/2023	445,000	449,755
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.65%, 7/01/2024	1,915,000	1,935,463
Puerto Rico Electric Power Authority Rev., ”NN“, NPFG, 5.25%, 7/01/2022	1,505,000	1,508,413
Puerto Rico Electric Power Authority Rev., ”NN“, NPFG, 4.75%, 7/01/2033	225,000	231,425
Puerto Rico Electric Power Authority Rev., ”PP“, NPFG, 5%, 7/01/2022	905,000	923,784
Puerto Rico Electric Power Authority Rev., ”PP“, NPFG, 5%, 7/01/2024	160,000	163,321
Puerto Rico Electric Power Authority Rev., ”PP“, NPFG, 5%, 7/01/2025	210,000	214,359
Puerto Rico Electric Power Authority Rev., ”RR“, AGM, 5%, 7/01/2028	110,000	111,965
Puerto Rico Electric Power Authority Rev., ”RR“, NPFG, 5%, 7/01/2022	555,000	566,520
Puerto Rico Electric Power Authority Rev., ”SS“, AGM, 4.375%, 7/01/2030	230,000	232,737
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	1,955,000	1,867,025
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	1,705,000	1,628,275
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	345,000	329,475
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	5,215,000	4,980,325
Puerto Rico Electric Power Authority Rev., ”TT“, NPFG, 5%, 7/01/2024	970,000	990,133

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., ”TT“, NPFG, 5%, 7/01/2026	$35,000	$ 35,726
Puerto Rico Electric Power Authority Rev., ”UU“, AGM, 5%, 7/01/2022	360,000	366,432
Puerto Rico Electric Power Authority Rev., ”UU“, AGM, 4.25%, 7/01/2027	1,385,000	1,399,830
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2025	280,000	287,719
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2026	840,000	865,293
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2029	2,295,000	2,366,237
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2030	3,085,000	3,150,169
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	465,000	478,544
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	360,000	346,050
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	815,000	782,400
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	2,450,000	2,339,750
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	2,730,000	2,620,800
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	955,000	916,800
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	2,950,000	2,832,000
Puerto Rico Electric Power Authority Rev., Taxable, ”EEE“, 6.05%, 7/01/2032 (a)(d)	2,380,000	2,320,500
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev., Taxable (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	1,800,000	1,845,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	2,805,000	2,829,011
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	600,000	600,000

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	$125,000	$ 125,607
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	2,205,000	2,236,343
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	690,000	693,316
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	735,000	746,150
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	820,000	823,985
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	545,000	554,185
Puerto Rico Municipal Finance Agency, ”A“, AGM, 5%, 8/01/2027	190,000	192,608
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.5%, 7/01/2034	395,000	412,853
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	974,000	1,020,187
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	13,541,000	14,396,786
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	9,821,000	10,159,570
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.536%, 7/01/2053	132,000	136,935
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	1,824,000	1,917,617
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	141,000	132,174
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	1,554,000	1,329,806
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	293,000	233,576

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	$14,021,000	$ 10,378,061
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	13,721,000	9,361,590
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	9,798,000	2,994,222
University of Puerto Rico Rev., ”P“, NPFG, 5%, 6/01/2025	350,000	357,265
		$ 171,976,687
Rhode Island - 0.3%
Providence, RI, ”A“, 5%, 1/15/2025 (Prerefunded 1/15/2023)	$1,345,000	$ 1,382,109
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 5%, 11/01/2028	350,000	404,015
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 5%, 11/01/2029	375,000	438,764
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 5%, 11/01/2030	380,000	449,669
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 5%, 11/01/2031	400,000	478,914
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 5%, 11/01/2032	425,000	506,288
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 5%, 11/01/2033	440,000	522,461
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 5%, 11/01/2034	460,000	545,476
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 5%, 11/01/2035	500,000	592,252
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 5%, 11/01/2036	525,000	621,162
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 4%, 11/01/2037	665,000	716,436
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 4%, 11/01/2038	700,000	752,821
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 4%, 11/01/2039	855,000	917,918
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 4%, 11/01/2040	900,000	964,581
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 4%, 11/01/2041	175,000	187,270
Rhode Island Student Loan Authority, Education Loan Rev., ”A“, 5%, 12/01/2028	875,000	994,062
Rhode Island Student Loan Authority, Education Loan Rev., ”A“, 5%, 12/01/2029	700,000	805,228

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - continued
Rhode Island Student Loan Authority, Education Loan Rev., ”A“, 5%, 12/01/2030	$650,000	$ 754,667
Rhode Island Student Loan Authority, Education Loan Rev., ”A“, 2.25%, 12/01/2039	2,485,000	2,288,057
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2022	700,000	716,071
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.5%, 12/01/2034	1,260,000	1,254,030
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.625%, 12/01/2037	3,875,000	3,751,137
		$ 20,043,388
South Carolina - 1.6%
Lexington County, SC, Health Services District, Inc., Hospital Refunding Rev., 5%, 11/01/2028	$650,000	$ 735,895
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), ”A“, 5%, 10/01/2040	3,880,000	4,305,936
Richland County, SC, Environmental Improvement Rev. (International Paper), ”A“, 3.875%, 4/01/2023	5,750,000	5,861,721
Rock Hill, SC, Combined Utility System Rev., ”A“, 4%, 1/01/2049	4,350,000	4,552,809
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), ”A“, 4%, 6/01/2036 (n)	480,000	471,823
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), ”A“, 4%, 6/01/2046 (n)	420,000	394,545
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	8,425,000	9,360,570
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), ”A“, 5%, 5/01/2048	6,685,000	7,404,943
South Carolina Jobs & Economic Development Authority, Hospital Rev. (St. Joseph's/Candler Health System, Inc.), ”C“, 5%, 7/01/2032	5,000,000	5,773,407
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	1,580,000	1,645,044
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	1,210,000	1,258,150
South Carolina Ports Authority Rev., 5.25%, 7/01/2050 (Prerefunded 7/01/2025)	3,075,000	3,362,092
South Carolina Ports Authority Rev., ”B“, 4%, 7/01/2035	3,405,000	3,571,525
South Carolina Ports Authority Rev., ”B“, 4%, 7/01/2037	5,290,000	5,532,955
South Carolina Ports Authority Rev., ”B“, 4%, 7/01/2039	5,235,000	5,453,561

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
South Carolina Ports Authority Rev., ”B“, 5%, 7/01/2044	$8,000,000	$ 8,848,250
South Carolina Student Loan Corp., Student Loan Rev., Taxable, ”A“, 2.641%, 12/01/2026	7,990,000	7,559,748
South Carolina Student Loan Corp., Student Loan Rev., Taxable, ”A“, 2.771%, 12/01/2027	3,700,000	3,483,576
South Carolina Student Loan Corp., Student Loan Rev., Taxable, ”A“, 2.923%, 12/01/2028	2,750,000	2,584,674
South Carolina Student Loan Corp., Student Loan Rev., Taxable, ”A“, 2.993%, 12/01/2029	1,800,000	1,681,822
South Carolina Student Loan Corp., Student Loan Rev., Taxable, ”A“, 3.043%, 12/01/2030	575,000	535,170
South Carolina Student Loan Corp., Student Loan Rev., Taxable, ”A“, 3.593%, 12/01/2039	4,150,000	3,892,097
Spartanburg County, SC, Regional Health Services District Hospital Rev., ”A“, 5%, 4/15/2048	4,620,000	5,160,138
Spartanburg County, SC, Regional Health Services District Hospital Rev., ”A“, AGM, 4%, 4/15/2045	1,080,000	1,159,244
		$ 94,589,695
South Dakota - 0.3%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., ”B“, 5%, 6/01/2024 (Prerefunded 6/01/2023)	$1,000,000	$ 1,037,960
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., ”B“, 5%, 6/01/2025 (Prerefunded 6/01/2023)	1,000,000	1,037,960
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., ”B“, 5%, 6/01/2026 (Prerefunded 6/01/2023)	1,400,000	1,453,145
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable , 0.961%, 6/01/2024	1,995,000	1,913,013
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable , 1.245%, 6/01/2025	3,500,000	3,283,748
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable , 1.495%, 6/01/2026	2,500,000	2,303,165
South Dakota Housing Development Authority, Homeownership Mortgage, ”B“, 4.5%, 11/01/2048 (u)	6,760,000	7,066,236
		$ 18,095,227
Tennessee - 2.1%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), ”A“, 5.25%, 1/01/2045 (Prerefunded 1/01/2023)	$9,810,000	$ 10,077,859
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), ”A-2“, 5%, 8/01/2049	330,000	367,489
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), ”A“, 5%, 1/01/2042	7,000,000	7,620,625

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	$790,000	$ 874,977
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	2,805,000	3,087,064
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), ”A“, 5%, 9/01/2030	7,250,000	8,282,794
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), ”A“, 5%, 9/01/2040	9,465,000	10,609,186
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2031	250,000	291,057
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2032	1,155,000	1,337,280
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2033	1,750,000	2,016,383
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2034	3,695,000	4,245,352
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2035	3,880,000	4,439,302
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2036	4,075,000	4,657,705
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2037	4,280,000	4,883,981
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2038	4,495,000	5,120,854
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2039	4,715,000	5,362,697
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2040	1,955,000	2,219,986
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), ”A“, 5%, 7/01/2035	2,685,000	2,943,809
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2034	170,000	184,634
Metropolitan Nashville, TN, Airport Authority Improvement Rev., ”B“, 5%, 7/01/2035	1,700,000	1,921,851
Metropolitan Nashville, TN, Airport Authority Improvement Rev., ”B“, 5%, 7/01/2054	10,000,000	11,044,544
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2032	565,000	412,145

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2033	$800,000	$ 561,388
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2034	480,000	323,921
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2035	620,000	401,984
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2036	600,000	373,543
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2037	720,000	430,407
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2038	600,000	343,753
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	1,665,000	1,690,301
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2023	2,385,000	2,488,034
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2026	2,805,000	3,090,103
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 5%, 7/01/2028 (w)	2,005,000	2,285,866
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 5%, 1/01/2029 (w)	1,080,000	1,234,871
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 5%, 7/01/2029 (w)	1,880,000	2,164,265
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 5%, 1/01/2030 (w)	2,185,000	2,520,078
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 5%, 7/01/2030 (w)	2,215,000	2,571,645
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 5%, 1/01/2031 (w)	1,045,000	1,214,179
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 5%, 7/01/2031 (w)	2,355,000	2,749,844
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 3.75%, 7/01/2039	1,025,000	1,034,353
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 4%, 1/01/2043	1,695,000	1,747,263

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Tennessee Housing Development Agency, Residential Finance Program Rev., ”2-C“, 4%, 1/01/2045	$510,000	$ 520,811
Tennessee Housing Development Agency, Residential Finance Program Rev., ”3“, 4.25%, 7/01/2049	2,005,000	2,081,509
Tennessee Housing Development Agency, Residential Finance Program Rev., ”4“, 4.5%, 7/01/2049 (u)	6,160,000	6,438,689
		$ 128,268,381
Texas - 4.8%
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), 5%, 8/15/2057 (w)	$5,590,000	$ 6,339,088
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2028	650,000	745,739
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2029	600,000	697,750
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2030	850,000	990,802
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2031	630,000	734,007
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2032	625,000	727,557
Arlington, TX, Senior Lien Special Tax Rev., ”A“, AGM, 5%, 2/15/2037	1,200,000	1,367,451
Arlington, TX, Senior Lien Special Tax Rev., ”A“, AGM, 5%, 2/15/2038	980,000	1,115,490
Arlington, TX, Senior Lien Special Tax Rev., ”A“, AGM, 5%, 2/15/2043	5,100,000	5,763,470
Austin, TX, Airport System Rev., ”B“, 5%, 11/15/2041	1,070,000	1,173,817
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”A“, 5%, 1/01/2029	715,000	762,296
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”A“, 5%, 1/01/2031	1,055,000	1,120,291
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”A“, 5%, 1/01/2034	200,000	203,256
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”B“, 5%, 1/01/2026	490,000	503,517
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”B“, 5%, 1/01/2028	315,000	324,039
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”B“, 5%, 1/01/2030	460,000	470,101
Austin, TX, Water & Wastewater System Rev., 5%, 11/15/2027	3,000,000	3,067,714
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., ”1A“, 2.35%, 4/01/2040	120,000	119,827

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., ”1A“, 3%, 4/01/2040	$900,000	$ 750,782
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, ”1A“, 3.414%, 4/01/2040	255,000	256,493
Capital Area, TX, Housing Finance Corp., Multi-Family Housing Rev. (Grand Ave. Flats), 0.29%, 8/01/2039 (Put Date 8/01/2024)	4,180,000	3,964,879
Central Texas Regional Mobility Authority Subordinate Lien Rev., ”C“, 5%, 1/01/2027	13,975,000	15,131,761
Clear Creek, TX, Independent School District Variable Rate Unlimited Tax School Building, ”B“, 0.28%, 2/15/2038 (Put Date 8/15/2024)	1,850,000	1,756,396
College of the Mainland, TX, General Obligation, 4%, 8/15/2044	2,240,000	2,441,237
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), ”A“, 2.5%, 10/01/2031	430,000	381,008
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), ”A“, 4%, 10/01/2050	910,000	886,948
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), ”B“, 3.5%, 10/01/2031 (n)	355,000	318,857
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), ”B“, 5%, 10/01/2050 (n)	680,000	664,600
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), ”C“, 4%, 10/01/2041	290,000	307,982
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), ”C“, 4%, 10/01/2046	335,000	349,181
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), ”C“, 4%, 10/01/2050	240,000	249,375
Dallas, TX, Dallas Area Rapid Transit Rev., ”B“, 4%, 12/01/2051	2,875,000	3,083,727
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2029	250,000	291,446
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2030	200,000	236,483
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2031	330,000	395,621
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2032	330,000	368,179
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2033	295,000	328,483
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2034	280,000	311,336
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2035	250,000	277,628
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2036	290,000	321,491
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2038	490,000	540,798
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2022	400,000	405,241
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2023	850,000	878,044
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2025	430,000	459,069

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2026	$650,000	$ 703,301
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2027	1,000,000	1,090,912
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2028	1,075,000	1,178,525
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2029	700,000	772,503
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2030	800,000	889,269
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2031	1,100,000	1,221,422
El Paso, TX, Independent School District, Maintenance Tax Notes, 2%, 2/01/2040 (Put Date 8/01/2023)	1,720,000	1,724,543
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2031	200,000	219,720
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2032	225,000	245,965
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2033	255,000	278,239
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2034	405,000	441,300
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2035	520,000	565,927
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2036	340,000	369,638
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2038	585,000	634,351
Greater Texas Cultural Education Facilities Finance Corp. Lease Rev. (Epicenter Multipurpose Facilities Project), ”A“, 5%, 3/01/2031	500,000	596,343
Greater Texas Cultural Education Facilities Finance Corp. Lease Rev. (Epicenter Multipurpose Facilities Project), ”A“, 5%, 3/01/2032	750,000	892,273
Greater Texas Cultural Education Facilities Finance Corp. Lease Rev. (Epicenter Multipurpose Facilities Project), ”A“, 5%, 3/01/2033	800,000	949,938
Harlandale, TX, Independent School District, Variable Rate Maintenance Tax, BAM, 2%, 8/15/2040 (Put Date 8/15/2024)	4,310,000	4,322,855
Harlingen, TX, Economic Development Corp., Sales Tax Refunding Rev. (Cameron County), ”A“, BAM, 4%, 2/15/2030	1,170,000	1,247,606
Harlingen, TX, Economic Development Corp., Sales Tax Refunding Rev. (Cameron County), ”A“, BAM, 4%, 2/15/2031	1,525,000	1,617,823
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), ”A“, 4%, 10/01/2035	1,575,000	1,697,562
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), ”A“, 4%, 10/01/2036	2,790,000	3,000,429
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), ”A“, 4%, 10/01/2037	3,775,000	4,057,641
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), ”A“, 4%, 10/01/2038	3,150,000	3,381,021
Harris County-Houston, TX, Sports Authority Rev., ”C“, 5%, 11/15/2032	225,000	239,326

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harris County-Houston, TX, Sports Authority Rev., ”C“, 5%, 11/15/2033	$545,000	$ 579,540
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, ”A“, AGM, 0%, 11/15/2041	900,000	392,831
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, ”A“, AGM, 0%, 11/15/2046	2,250,000	746,737
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	1,565,000	1,609,568
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	100,000	103,969
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), ”A“, 5%, 7/01/2027	665,000	723,646
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), ”B-1“, 5%, 7/15/2030	2,760,000	2,905,710
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), ”B-2“, 5%, 7/15/2027	905,000	985,172
Houston, TX, Airport System Rev., Subordinate Lien, ”A“, 5%, 7/01/2031 (Prerefunded 7/01/2022)	2,310,000	2,331,860
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 3.375%, 10/01/2037	240,000	240,129
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 4%, 10/01/2051	800,000	790,489
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), ”A“, 5%, 10/15/2044	1,565,000	1,706,555
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2035	150,000	166,980
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2037	215,000	238,244
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2038	240,000	265,584
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2043	435,000	476,911
Lubbock, TX, Electric Light and Power System Rev., 5%, 4/15/2032	1,500,000	1,761,371
Lubbock, TX, Electric Light and Power System Rev., 5%, 4/15/2033	1,775,000	2,077,834
Lubbock, TX, Electric Light and Power System Rev., 4%, 4/15/2034	1,725,000	1,890,171
Matagorda County, TX, Navigation District 1, Pollution Control Refunding Rev. (Central Power & Light Co. Project), 0.9%, 5/01/2030 (Put Date 9/01/2023)	2,640,000	2,596,298
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2038	490,000	552,802
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2048	1,595,000	1,793,503
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,780,000	1,995,642

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2032 (w)	$420,000	$ 402,706
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2037 (w)	570,000	528,880
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2042 (w)	900,000	810,163
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2047 (w)	1,475,000	1,287,781
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4.25%, 1/01/2057 (w)	3,155,000	2,664,516
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 5%, 1/01/2057 (w)	2,100,000	2,072,700
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030 (Prerefunded 4/01/2025)	355,000	385,909
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035 (Prerefunded 4/01/2025)	355,000	385,909
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047 (Prerefunded 4/01/2025)	895,000	972,925
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Island Campus LLC - Texas A&M University - Corpus Christi Island Campus Project), ”A“, 5%, 4/01/2029 (Prerefunded 4/01/2027)	235,000	265,795
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), ”A“, AGM, 5%, 4/01/2046	1,585,000	1,670,933
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2033	45,000	45,217
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2038	115,000	115,526
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2048	345,000	346,445

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5%, 6/15/2032 (Prerefunded 6/15/2022)	$155,000	$ 156,204
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5%, 6/15/2037 (Prerefunded 6/15/2022)	175,000	176,359
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5%, 6/15/2042 (Prerefunded 6/15/2022)	215,000	216,670
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5.25%, 6/15/2048 (Prerefunded 6/15/2022)	300,000	302,477
Port Arthur, TX, Tax and Rev., BAM, 5%, 2/15/2028	175,000	199,820
Port Arthur, TX, Tax and Rev., BAM, 5%, 2/15/2029	385,000	446,123
Port Arthur, TX, Tax and Rev., BAM, 5%, 2/15/2030	360,000	423,141
Port Arthur, TX, Tax and Rev., BAM, 5%, 2/15/2031	375,000	439,368
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2033	700,000	766,909
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2035	625,000	681,222
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2037	800,000	868,397
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2038	400,000	433,259
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2039	300,000	324,465
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2040	350,000	377,994
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2041	350,000	377,246
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), ”B“, 4.1%, 1/01/2028 (n)	18,750,000	17,037,174
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 3.625%, 1/01/2035 (n)	3,195,000	3,069,978
Port Beaumont, TX, Navigation District Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), ”B“, 6%, 1/01/2025 (n)	9,425,000	9,593,169
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	4,380,000	4,794,015
San Antonio, TX, Airport System Rev., ”A“, 5%, 7/01/2029	420,000	480,427
San Antonio, TX, Airport System Rev., ”A“, 5%, 7/01/2030	520,000	592,122
San Antonio, TX, Airport System Rev., ”A“, 5%, 7/01/2031	420,000	476,174
San Antonio, TX, Airport System Rev., ”A“, 5%, 7/01/2032	420,000	475,496
San Antonio, TX, Electric & Gas Systems Rev., 5%, 2/01/2031	6,000,000	6,604,389
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2028	635,000	715,386
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2029	625,000	713,161
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2030	520,000	590,302
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2031	375,000	423,589

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2032	$465,000	$ 524,181
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	1,160,000	1,229,867
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	1,385,000	1,456,341
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	1,505,000	1,574,706
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054	9,356,076	9,246,507
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), ”A-1“, 5%, 10/01/2044	785,000	815,333
Temple, TX, Reinvestment Zone 1 Rev., ”A“, BAM, 4%, 8/01/2031	225,000	243,572
Temple, TX, Reinvestment Zone 1 Rev., ”A“, BAM, 4%, 8/01/2033	200,000	215,324
Temple, TX, Reinvestment Zone 1 Rev., ”A“, BAM, 4%, 8/01/2034	250,000	268,627
Temple, TX, Reinvestment Zone 1 Rev., ”A“, BAM, 4%, 8/01/2037	200,000	214,301
Temple, TX, Reinvestment Zone 1 Rev., ”A“, BAM, 4%, 8/01/2038	170,000	181,872
Temple, TX, Reinvestment Zone 1 Rev., ”A“, BAM, 4%, 8/01/2041	200,000	213,475
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., ”A“, 4.75%, 1/01/2049 (u)	11,895,000	12,510,628
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., ”A“, GNMA, 3.5%, 7/01/2052	7,500,000	7,706,057
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., ”A“, 4.75%, 3/01/2049 (u)	2,700,000	2,840,521
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., ”A“, GNMA, 3%, 3/01/2052	13,855,000	13,912,263
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2030	5,140,000	5,755,942
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2031	4,675,000	5,273,558
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2032	4,670,000	5,303,366
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segment 3C Project), 5%, 6/30/2058	12,920,000	14,175,133
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,495,000	1,599,448

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	$1,195,000	$ 1,273,841
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5%, 5/01/2028	1,000,000	1,087,882
Texas State University, Financing System Rev., ”A“, 5%, 3/15/2032	5,000,000	5,605,325
Texas Transportation Commission, State Highway 249 System Rev., ”A“, 5%, 8/01/2057	4,100,000	4,411,603
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2037	455,000	243,343
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2038	335,000	169,885
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2039	375,000	180,377
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2040	375,000	170,610
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2041	745,000	320,871
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2042	1,025,000	417,745
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2043	840,000	324,331
University of Texas, System Rev., ”J“, 5%, 8/15/2028	5,000,000	5,607,887
		$ 289,638,398
Utah - 0.6%
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), ”A“, 5%, 4/15/2039	$290,000	$ 326,410
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), ”A“, 5%, 4/15/2044	260,000	290,489
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), ”A“, 5%, 4/15/2049	1,840,000	2,044,044
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2037	1,000,000	1,073,634
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2042	3,495,000	3,720,931
Utah County, UT, Hospital Rev. (IHC Health Services, Inc.), ”A“, 5%, 5/15/2043	5,000,000	5,823,458
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, ”G“, GNMA, 4.5%, 7/21/2049	1,056,641	1,078,971
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, ”H“, GNMA, 4.5%, 8/21/2049	579,556	591,803

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utah - continued
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, ”I“, 2.5%, 8/21/2051	$3,786,266	$ 3,667,988
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, ”I“, GNMA, 4%, 9/21/2049	1,103,458	1,119,411
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, ”J“, GNMA, 2.5%, 9/21/2051	14,620,191	14,163,475
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, ”G“, GNMA, 3.5%, 2/21/2050	1,552,334	1,567,078
		$ 35,467,692
Vermont - 0.4%
Burlington, VT, Airport Rev., ”A“, 5%, 7/01/2022	$85,000	$ 85,798
Burlington, VT, Airport Rev., ”A“, 4%, 7/01/2028	2,020,000	2,026,188
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028) (n)	1,035,000	1,117,248
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 3.625%, 6/15/2029	325,000	327,988
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 5%, 6/15/2029	500,000	561,906
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 3.75%, 6/15/2030	345,000	348,348
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 5%, 6/15/2031	565,000	642,807
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 4%, 6/15/2033	325,000	328,760
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 4%, 6/15/2034	345,000	348,700
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 3%, 6/15/2035	8,540,000	7,855,110
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 3.375%, 6/15/2036	4,675,000	4,561,008
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 2.375%, 6/15/2039	1,425,000	1,301,118
Vermont Student Assistance Corp., Education Loan Rev., ”B“, 4.375%, 6/15/2046	765,000	720,528
Vermont Student Assistance Corp., Education Loan Rev., ”B“, 4%, 6/15/2047	1,260,000	1,133,939
		$ 21,359,446

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - 0.7%
Amelia County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	$865,000	$ 807,485
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	405,000	378,071
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A“, 2.4%, 8/01/2027 (Put Date 5/02/2022)	1,275,000	1,275,276
Commonwealth of Virginia, University Health System General Rev., ”A“, 4%, 7/01/2040	13,150,000	13,962,187
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043 (Prerefunded 3/01/2023)	2,100,000	2,204,150
Fairfax County, VA, Redevelopment and Housing Authority Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2035	3,905,000	4,479,248
Fairfax County, VA, Redevelopment and Housing Authority Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2037	3,990,000	4,570,331
Gloucester County, VA, Industrial Development Authority Rev. (Waste Management Disposal Services of Virginia, Inc.), ”A“, 2.4%, 9/01/2038 (Put Date 5/02/2022)	1,090,000	1,090,236
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, ETM, AGM, 11.004%, 8/23/2027 (p)	2,900,000	3,512,636
King George County, VA, Industrial Development Authority Solid Waste Disposal Rev. (King George Landfill, Inc. Project), ”A“, 2.5%, 6/01/2023 (Put Date 6/01/2023)	1,455,000	1,458,579
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), ”B“, 0.75%, 11/01/2035 (Put Date 9/02/2025)	4,160,000	3,924,355
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4%, 9/01/2023 (n)	10,000	10,011
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028 (n)	145,000	146,172
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	270,000	277,332
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	980,000	980,523
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	230,000	235,674
Sussex County, VA, Industrial Development Authority Solid Waste Disposal Rev. (Atlantic Waste Disposal, Inc. Project), ”A“, 2.4%, 6/01/2028 (Put Date 5/02/2022)	1,275,000	1,275,276
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), ”B“, 5.25%, 7/01/2030 (n)	800,000	830,070

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), ”B“, 5.25%, 7/01/2035 (n)	$715,000	$ 739,017
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2027	375,000	410,282
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2028	400,000	440,839
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2029	400,000	444,731
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	625,000	671,514
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	185,000	187,432
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), ”A“, 6.375%, 3/01/2019 (a)(d)	529,028	53
		$ 44,311,480
Washington - 2.1%
Central Puget Sound, WA, Regional Transit Authority Sales Tax & Motor Vehicle Excise Tax Rev., ”S-1“, 5%, 11/01/2041	$13,000,000	$ 14,466,897
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	1,885,000	2,044,051
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	2,410,000	2,601,098
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	4,630,000	4,931,767
Seattle, WA, Housing Authority Rev. (Northgate Plaza Project), 1%, 6/01/2026	5,360,000	5,084,969
Seattle, WA, Port Intermediate Lien Rev., 5%, 4/01/2037	10,000,000	11,278,741
Seattle, WA, Port Intermediate Lien Rev., ”C“, 5%, 8/01/2024	6,350,000	6,752,900
Seattle, WA, Port Intermediate Lien Rev., ”C“, 5%, 8/01/2025	3,175,000	3,454,250
Seattle, WA, Port Intermediate Lien Rev., ”C“, 5%, 8/01/2026	4,020,000	4,459,179
Seattle, WA, Port Rev., 4%, 4/01/2044	1,600,000	1,676,678
Seattle, WA, Port Rev., ”B“, 5%, 8/01/2024	3,000,000	3,033,130
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2045	5,140,000	5,863,438
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2050	2,500,000	2,842,718
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2055	6,360,000	7,199,136
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2027	500,000	558,839
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	1,875,000	2,070,413

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	$1,710,000	$ 1,886,097
Washington Motor Vehicle Fuel Tax, ”E“, 5%, 2/01/2037	12,000,000	12,599,756
Washington Motor Vehicle Fuel Tax, ”E“, 5%, 2/01/2039	7,985,000	8,379,686
Washington State Housing Finance Commission, Municipal Certificates, ”A“, 3.5%, 12/01/2035	16,199,389	16,004,153
Washington State Housing Finance Commission, Single Family Rev., ”1N“, GNMA, 3%, 12/01/2049	6,995,000	7,030,062
		$ 124,217,958
West Virginia - 0.5%
Monongalia County, WV, Board of Education, 5%, 5/01/2029 (Prerefunded 5/01/2022)	$1,445,000	$ 1,449,451
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), ”A“, 4.125%, 6/01/2043 (n)	1,390,000	1,405,271
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheel Power Co. - Mitchell Project), ”A“, 3%, 6/01/2037 (Put Date 6/18/2027) (w)	4,585,000	4,588,906
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), ”A“, 0.625%, 12/01/2038 (Put Date 12/15/2025)	3,335,000	3,127,616
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), ”A“, 1%, 1/01/2041 (Put Date 9/01/2025)	3,140,000	2,997,715
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), ”A“, 5%, 9/01/2038	840,000	958,404
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), ”A“, 5%, 9/01/2039	250,000	284,850
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), ”A“, 4%, 6/01/2051	7,000,000	7,334,650
West Virginia Housing Development Fund, ”A“, FHA, 3.45%, 11/01/2033	640,000	655,300
West Virginia Housing Development Fund, ”A“, FHA, 3.75%, 11/01/2038	605,000	622,934
West Virginia Water Development Authority Rev. (Loan Program II), ”A-II“, 5%, 11/01/2033	675,000	757,705
Wheeling, WV, Combined Waterworks and Sewerage System Rev., ”A“, BAM, 4%, 6/01/2031	425,000	476,742
Wheeling, WV, Combined Waterworks and Sewerage System Rev., ”A“, BAM, 4%, 6/01/2032	275,000	307,697

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
West Virginia - continued
Wheeling, WV, Combined Waterworks and Sewerage System Rev., ”A“, BAM, 4%, 6/01/2033	$540,000	$ 602,570
Wheeling, WV, Combined Waterworks and Sewerage System Rev., ”A“, BAM, 4%, 6/01/2035	655,000	725,607
Wheeling, WV, Combined Waterworks and Sewerage System Rev., ”A“, BAM, 4%, 6/01/2041	595,000	651,001
Wheeling, WV, Combined Waterworks and Sewerage System Rev., ”A“, BAM, 4%, 6/01/2046	600,000	649,587
Wheeling, WV, Combined Waterworks and Sewerage System Rev., ”A“, BAM, 4%, 6/01/2051	435,000	469,249
		$ 28,065,255
Wisconsin - 2.2%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2032	$650,000	$ 455,176
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2033	995,000	675,277
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2034	950,000	619,297
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2035	1,420,000	888,558
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2036	1,460,000	875,872
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2037	2,370,000	1,365,901
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2038	2,570,000	1,417,932
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2039	2,795,000	1,474,779
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2040	1,205,000	607,499
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2031	490,000	350,679
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2032	665,000	457,612
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2033	640,000	423,310
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2034	595,000	377,526
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2035	760,000	464,359
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2036	735,000	434,614

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2037	$740,000	$ 419,958
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2038	760,000	412,491
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2039	710,000	368,177
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2040	175,000	86,622
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2030	115,000	135,057
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2031	130,000	152,373
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2032	150,000	175,532
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2033	160,000	186,980
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2034	150,000	175,100
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2035	190,000	221,594
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), ”A“, AGM, 4%, 2/15/2036	1,200,000	1,300,600
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), ”A“, AGM, 4%, 2/15/2037	1,100,000	1,190,812
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), ”C“, 5%, 2/15/2047	805,000	882,815
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2037	695,000	667,962
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2047	1,235,000	1,110,938
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2057	1,900,000	1,647,039
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), ”A“, 5%, 7/01/2038	385,000	423,412
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), ”A“, 5%, 7/01/2044	450,000	492,428
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), ”A“, 5%, 7/01/2049	1,875,000	2,043,914
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), ”A“, 5%, 11/01/2039	815,000	853,671
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), ”A“, 5%, 11/01/2046	1,045,000	1,080,223

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), ”A“, 5%, 11/01/2054	$8,180,000	$ 8,408,070
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), ”B-3“, 2.25%, 11/01/2026	1,735,000	1,739,600
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), ”A“, 5%, 9/15/2040 (Prerefunded 9/15/2023)	465,000	486,166
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), ”A“, 5%, 9/15/2045 (Prerefunded 9/15/2023)	630,000	658,677
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), ”A“, 5%, 9/15/2050 (Prerefunded 9/15/2023)	2,560,000	2,676,528
Wisconsin Housing & Economic Development Authority Home Ownership, ”A“, 3%, 3/01/2052	4,035,000	4,054,514
Wisconsin Housing & Economic Development Authority Home Ownership, ”D“, 4%, 3/01/2047 (u)	3,950,000	4,077,071
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5%, 7/01/2022	150,000	150,442
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5.25%, 7/01/2028	1,260,000	1,266,999
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5%, 7/01/2042	1,815,000	1,823,000
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”C“, 5%, 7/01/2042	1,630,000	1,637,742
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2039	200,000	219,526
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2049	615,000	666,521
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2053	420,000	453,716
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030 (n)	120,000	126,062
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035 (n)	120,000	126,633
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), ”B-2“, 2.25%, 6/01/2027 (n)	1,460,000	1,378,489
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev., Taxable (Searstone CCRC Project), ”C“, 2.75%, 6/01/2026 (n)	1,185,000	1,144,143
Wisconsin Public Finance Authority Healthcare Facility Rev. (Blue Ridge Healthcare), ”A“, 4%, 1/01/2045	650,000	682,817
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2025 (n)	75,000	77,589

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2030 (n)	$165,000	$ 170,625
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2038 (n)	220,000	225,860
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	655,000	708,152
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	605,000	651,514
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), ”A“, 4%, 9/01/2036 (n)	1,875,000	1,775,861
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), ”A“, 4%, 9/01/2041 (n)	1,705,000	1,571,250
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), ”A“, 4%, 9/01/2051 (n)	3,150,000	2,719,633
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), ”A“, 4%, 9/01/2056 (n)	1,675,000	1,421,130
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (n)	10,885,000	10,572,808
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	5,195,000	5,126,014
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	190,000	187,776
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	5,595,000	5,661,802
Wisconsin Public Finance Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), ”A“, 5%, 11/15/2041	1,010,000	1,135,884
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), ”A“, 4%, 10/01/2041	240,000	246,493
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), ”A“, 4%, 10/01/2046	325,000	330,917
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), ”A“, 4%, 10/01/2051	925,000	935,942

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Rev. (Celanese Corp.), ”B“, 5%, 12/01/2025	$620,000	$ 677,026
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2037 (n)	995,000	1,033,767
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2042 (n)	1,005,000	1,041,827
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2047 (n)	2,395,000	2,478,333
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2052 (n)	200,000	206,590
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.125%, 11/15/2029 (n)	490,000	505,867
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.5%, 11/15/2034 (n)	455,000	471,644
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.75%, 11/15/2044 (n)	375,000	388,195
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 6%, 11/15/2049 (n)	740,000	769,635
Wisconsin Public Finance Authority Senior Secured Rev. (McLemore Hotel & Conference Center), ”A“, 4.5%, 6/01/2056 (n)	6,940,000	6,011,173
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 5%, 7/01/2044	375,000	418,091
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 4%, 7/01/2045	805,000	839,923
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 4%, 7/01/2050	695,000	722,115
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 5%, 7/01/2054	485,000	536,397
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 4%, 7/01/2055	785,000	813,151
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 5%, 7/01/2058	560,000	618,676

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), 5%, 7/01/2036	$500,000	$ 549,054
Wisconsin Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2048	6,000,000	6,495,356
Wisconsin Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2053	3,570,000	3,847,470
Wisconsin Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2058	5,000,000	5,388,613
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), ”A-1“, 4%, 7/01/2041 (n)	335,000	336,528
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), ”A-1“, 4%, 7/01/2051 (n)	1,665,000	1,622,840
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), ”A-1“, 4%, 7/01/2061 (n)	2,940,000	2,773,200
Wisconsin Public Finance Authority Student Housing Rev., Taxable (University of Hawai'i Foundation Project), ”A-2“, 4.85%, 7/01/2031 (n)	335,000	317,408
Wisconsin Public Finance Authority Student Housing Rev., Taxable (University of Hawai'i Foundation Project), ”A-2“, 5.35%, 7/01/2040 (n)	1,425,000	1,334,322
		$ 130,409,256
Wyoming - 0.2%
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2031	$235,000	$ 259,599
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2032	140,000	154,389
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2033	235,000	258,643
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2035	220,000	241,499
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2037	200,000	219,085
Wyoming Community Development Authority, Housing Rev., 4%, 12/01/2050 (u)	7,685,000	7,973,928
Wyoming Community Development Authority, Housing Rev., GNMA, 3.5%, 6/01/2052 (w)	5,250,000	5,392,138
		$ 14,499,281
Total Municipal Bonds (Identified Cost, $6,000,461,585)		$ 5,913,504,541

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.4%
Consumer Services – 0.4%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$7,980,000	$ 6,942,036
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	6,065,000	5,042,543
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	851,000	665,833
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	2,473,000	1,821,648
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	22,438,020	6,644,368
Toll Road Investors Partnership II LP, Capital Appreciation, ”A“, NPFG, 0%, 2/15/2045 (n)	466,115	129,002
Toll Road Investors Partnership II LP, Capital Appreciation, ”B“, NPFG, 0%, 2/15/2033 (n)	3,715,000	2,133,876
Total Bonds (Identified Cost, $24,842,277)		$ 23,379,306
Trust Units - 0.3%
Puerto Rico - 0.3%
CCDA Class 60 Trust (taxable), 5%, 7/01/2031	7,120,000	$ 7,080,641
PRIFA Class 61 Trust, Class 2023-2005C (taxable), 5.5%, 7/01/2023	3,810,000	3,807,140
PRIFA Class 61 Trust, Class 2024-2005C (taxable), 5.5%, 7/01/2024	7,335,000	7,325,143
PRIFA Class 61 Trust, Class 2025-2005C (taxable), 5.5%, 7/01/2025	705,000	703,630
PRIFA Class 61 Trust, Class 2028-2005C (taxable), 5.5%, 7/01/2028	755,000	752,178
Total Trust Units (Identified Cost, $19,877,149)		$ 19,668,732
Other Municipal Bonds – 0.3%
Multi-Family Housing Revenue – 0.3%
Freddie Mac, 2.625%, 6/15/2035 (n)	$17,310,000	$ 16,475,688
FRETE 2021-ML12 Trust, ”X-US“, FHLMC, 1.22%, 1/25/2041 (i)(n)	16,082,889	1,930,432
Total Other Municipal Bonds (Identified Cost, $19,804,248)		$ 18,406,120

Contingent Value Instruments - 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $5,287,119)	$ 9,265,661	$ 4,980,293

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) - 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 0.21% (v) (Identified Cost, $117,248,652)	117,250,011	$ 117,250,011

Other Assets, Less Liabilities - (1.6)%		(96,175,646)
Net Assets - 100.0%		$6,001,013,357

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $117,250,011 and $5,979,938,992, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $373,807,803, representing 6.2% of net assets.
(p)	Primary market inverse floater.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), ”A“, 6.25%, 5/15/2035	6/30/15	$100,000	$68,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), ”A“, 7.75%, 5/15/2035	11/15/17	902,506	567,800
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), ”A“, 6.5%, 5/15/2049	6/30/15	180,000	122,400
Illinois Housing Development Authority Rev., ”A“, FHLMC, 3.87%, 11/15/2035	2/04/21	9,455,232	8,202,258
Illinois Housing Development Authority Rev., ”B“, FHLMC, 3.87%, 11/15/2035	2/04/21	3,856,059	3,345,068

Portfolio of Investments – continued
Restricted Securities - continued	Acquisition Date	Cost	Value
Illinois Housing Development Authority Rev., ”C“, FHLMC, 3.87%, 11/15/2035	2/04/21	$3,847,841	$3,337,939
Illinois Housing Development Authority Rev., ”D“, FHLMC, 3.87%, 11/15/2035	2/04/21	3,511,148	3,045,863
Illinois Housing Development Authority Rev., ”E“, FHLMC, 3.87%, 11/15/2035	2/04/21	2,416,331	2,096,127
Total Restricted Securities			$20,785,455
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
MUNIPSA	SIFMA Municipal Swap Index
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RIBS	Residual Interest Bonds
SOFR	Secured Overnight Financing Rate
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 3/31/22
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $6,070,272,378)	$5,979,938,992
Investments in affiliated issuers, at value (identified cost, $117,248,652)	117,250,011
Receivables for
When-issued investments sold	3,640,788
Investments sold	17,034,651
Fund shares sold	65,722,003
Interest	63,226,455
Other assets	12,324
Total assets	$6,246,825,224
Liabilities
Payable to custodian	$2,616
Payables for
Distributions	1,124,162
Investments purchased	419,723
Fund shares reacquired	31,147,966
When-issued investments purchased	114,914,625
Interest expense and fees	248,232
Payable to the holders of the floating rate certificates	96,282,875
Payable to affiliates
Investment adviser	113,755
Administrative services fee	3,196
Shareholder servicing costs	1,178,390
Distribution and service fees	50,985
Payable for independent Trustees' compensation	1,786
Accrued expenses and other liabilities	323,556
Total liabilities	$245,811,867
Net assets	$6,001,013,357
Net assets consist of
Paid-in capital	$6,106,900,156
Total distributable earnings (loss)	(105,886,799)
Net assets	$6,001,013,357
Shares of beneficial interest outstanding	702,693,463

Statement of Assets and Liabilities – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,370,745,435	394,569,777	$8.54
Class B	2,789,935	326,089	8.56
Class C	90,334,044	10,537,536	8.57
Class I	1,498,235,612	175,534,518	8.54
Class R6	702,294,096	82,344,614	8.53
Class A1	336,544,942	39,372,831	8.55
Class B1	69,293	8,098	8.56

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and A1, for which the maximum offering prices per share were $8.92 [100 / 95.75 x $8.54] and $8.93 [100 / 95.75 x $8.55], respectively. On sales of $100,000 or more, the maximum offering prices of Class A and Class A1 shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class A1, and Class B1 shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Year ended 3/31/22
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$176,171,991
Other	750,161
Dividends from affiliated issuers	90,814
Total investment income	$177,012,966
Expenses
Management fee	$22,235,083
Distribution and service fees	9,688,787
Shareholder servicing costs	4,135,123
Administrative services fee	569,421
Independent Trustees' compensation	87,713
Custodian fee	406,819
Shareholder communications	137,359
Audit and tax fees	67,905
Legal fees	83,650
Interest expense and fees	736,417
Miscellaneous	452,617
Total expenses	$38,600,894
Fees paid indirectly	(175)
Reduction of expenses by investment adviser and distributor	(826,080)
Net expenses	$37,774,639
Net investment income (loss)	$139,238,327
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$14,185,696
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(412,752,135)
Net realized and unrealized gain (loss)	$(398,566,439)
Change in net assets from operations	$(259,328,112)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	3/31/22	3/31/21
Change in net assets
From operations
Net investment income (loss)	$139,238,327	$138,702,422
Net realized gain (loss)	14,185,696	8,168,725
Net unrealized gain (loss)	(412,752,135)	220,486,637
Change in net assets from operations	$(259,328,112)	$367,357,784
Total distributions to shareholders	$(137,973,519)	$(137,129,893)
Change in net assets from fund share transactions	$736,479,314	$825,458,111
Total change in net assets	$339,177,683	$1,055,686,002
Net assets
At beginning of period	5,661,835,674	4,606,149,672
At end of period	$6,001,013,357	$5,661,835,674
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.09	$8.68	$8.77	$8.63	$8.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.23	$0.26	$0.32	$0.31
Net realized and unrealized gain (loss)	(0.55)	0.41	(0.09)	0.11	(0.02)
Total from investment operations	$(0.35)	$0.64	$0.17	$0.43	$0.29
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.23)	$(0.26)	$(0.29)	$(0.30)
Net asset value, end of period (x)	$8.54	$9.09	$8.68	$8.77	$8.63
Total return (%) (r)(s)(t)(x)	(4.01)	7.43	1.88	5.14	3.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	0.74	0.78	0.77	0.77
Expenses after expense reductions (f)	0.71	0.73	0.77	0.75	0.73
Net investment income (loss)	2.16	2.57	2.89	3.74	3.49
Portfolio turnover	14	24	23	19	21
Net assets at end of period (000 omitted)	$3,370,745	$3,166,883	$2,386,528	$1,683,822	$1,418,893
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.70	0.72	0.73	0.73	0.72
See Notes to Financial Statements

Financial Highlights – continued
Class B	Year ended
	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.10	$8.69	$8.78	$8.65	$8.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.17	$0.20	$0.26	$0.24
Net realized and unrealized gain (loss)	(0.54)	0.40	(0.10)	0.10	(0.02)
Total from investment operations	$(0.41)	$0.57	$0.10	$0.36	$0.22
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.16)	$(0.19)	$(0.23)	$(0.23)
Net asset value, end of period (x)	$8.56	$9.10	$8.69	$8.78	$8.65
Total return (%) (r)(s)(t)(x)	(4.61)	6.63	1.14	4.23	2.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	1.49	1.53	1.52	1.52
Expenses after expense reductions (f)	1.46	1.48	1.52	1.50	1.48
Net investment income (loss)	1.42	1.87	2.19	2.99	2.75
Portfolio turnover	14	24	23	19	21
Net assets at end of period (000 omitted)	$2,790	$4,777	$7,843	$12,579	$18,135
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.45	1.46	1.48	1.48	1.48
See Notes to Financial Statements

Financial Highlights – continued
Class C	Year ended
	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.12	$8.71	$8.80	$8.66	$8.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.17	$0.19	$0.26	$0.24
Net realized and unrealized gain (loss)	(0.55)	0.40	(0.09)	0.11	(0.02)
Total from investment operations	$(0.42)	$0.57	$0.10	$0.37	$0.22
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.16)	$(0.19)	$(0.23)	$(0.23)
Net asset value, end of period (x)	$8.57	$9.12	$8.71	$8.80	$8.66
Total return (%) (r)(s)(t)(x)	(4.71)	6.62	1.13	4.35	2.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	1.49	1.53	1.52	1.52
Expenses after expense reductions (f)	1.46	1.48	1.52	1.50	1.49
Net investment income (loss)	1.42	1.86	2.16	2.99	2.74
Portfolio turnover	14	24	23	19	21
Net assets at end of period (000 omitted)	$90,334	$113,569	$155,843	$151,636	$181,793
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.45	1.46	1.48	1.48	1.48
See Notes to Financial Statements

Financial Highlights – continued
Class I	Year ended
	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.08	$8.67	$8.76	$8.63	$8.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.25	$0.28	$0.34	$0.33
Net realized and unrealized gain (loss)	(0.54)	0.41	(0.09)	0.10	(0.01)
Total from investment operations	$(0.32)	$0.66	$0.19	$0.44	$0.32
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.25)	$(0.28)	$(0.31)	$(0.32)
Net asset value, end of period (x)	$8.54	$9.08	$8.67	$8.76	$8.63
Total return (%) (r)(s)(t)(x)	(3.66)	7.70	2.13	5.27	3.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.48	0.49	0.53	0.52	0.52
Expenses after expense reductions (f)	0.46	0.48	0.52	0.51	0.49
Net investment income (loss)	2.41	2.82	3.15	3.99	3.74
Portfolio turnover	14	24	23	19	21
Net assets at end of period (000 omitted)	$1,498,236	$1,389,505	$1,042,592	$870,855	$672,870
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.45	0.47	0.48	0.48	0.48
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Year ended
	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.08	$8.67	$8.76	$8.62	$8.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.26	$0.29	$0.35	$0.22
Net realized and unrealized gain (loss)	(0.56)	0.41	(0.09)	0.11	(0.15)
Total from investment operations	$(0.33)	$0.67	$0.20	$0.46	$0.07
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.26)	$(0.29)	$(0.32)	$(0.22)
Net asset value, end of period (x)	$8.53	$9.08	$8.67	$8.76	$8.62
Total return (%) (r)(s)(t)(x)	(3.71)	7.78	2.21	5.48	0.75(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.41	0.42	0.46	0.45	0.42(a)
Expenses after expense reductions (f)	0.39	0.41	0.45	0.43	0.41(a)
Net investment income (loss)	2.48	2.90	3.22	4.06	3.77(a)
Portfolio turnover	14	24	23	19	21
Net assets at end of period (000 omitted)	$702,294	$605,320	$591,947	$491,400	$492,474
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.38	0.39	0.41	0.41	0.40(a)
See Notes to Financial Statements

Financial Highlights – continued
Class A1	Year ended
	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.10	$8.69	$8.78	$8.64	$8.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.25	$0.28	$0.34	$0.33
Net realized and unrealized gain (loss)	(0.55)	0.41	(0.09)	0.12	(0.02)
Total from investment operations	$(0.33)	$0.66	$0.19	$0.46	$0.31
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.25)	$(0.28)	$(0.32)	$(0.32)
Net asset value, end of period (x)	$8.55	$9.10	$8.69	$8.78	$8.64
Total return (%) (r)(s)(t)(x)	(3.76)	7.70	2.14	5.40	3.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.48	0.49	0.53	0.52	0.52
Expenses after expense reductions (f)	0.46	0.48	0.52	0.51	0.49
Net investment income (loss)	2.42	2.85	3.18	3.99	3.75
Portfolio turnover	14	24	23	19	21
Net assets at end of period (000 omitted)	$336,545	$381,748	$421,338	$454,350	$476,864
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.45	0.47	0.48	0.48	0.48
See Notes to Financial Statements

Financial Highlights – continued
Class B1	Year ended
	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.10	$8.69	$8.78	$8.65	$8.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.19	$0.22	$0.28	$0.26
Net realized and unrealized gain (loss)	(0.54)	0.40	(0.09)	0.10	(0.02)
Total from investment operations	$(0.39)	$0.59	$0.13	$0.38	$0.24
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.18)	$(0.22)	$(0.25)	$(0.25)
Net asset value, end of period (x)	$8.56	$9.10	$8.69	$8.78	$8.65
Total return (%) (r)(s)(t)(x)	(4.38)	6.90	1.38	4.49	2.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	1.49	1.53	1.52	1.52
Expenses after expense reductions (f)	1.21	1.23	1.27	1.25	1.24
Net investment income (loss)	1.62	2.12	2.45	3.24	2.99
Portfolio turnover	14	24	23	19	21
Net assets at end of period (000 omitted)	$69	$34	$58	$91	$114
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.20	1.21	1.23	1.23	1.23

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(1) Business and Organization
MFS Municipal Income Fund (the fund) is a diversified series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is

Notes to Financial Statements  - continued
subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar

Notes to Financial Statements  - continued
securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$5,956,559,686	$—	$5,956,559,686
U.S. Corporate Bonds	—	23,379,306	—	23,379,306
Mutual Funds	117,250,011	—	—	117,250,011
Total	$117,250,011	$5,979,938,992	$—	$6,097,189,003
For further information regarding security characteristics, see the Portfolio of Investments.
Inverse Floaters — The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by the fund utilizing the fund's municipal bonds which have already been issued (known as self-deposited secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short-term interest rates. A self-deposited secondary market inverse floating rate security is created when the fund transfers a fixed rate municipal bond to a special purpose trust (“the trust”), and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the trust or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”) which are held by the fund. Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holders of the floating rate certificates under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holders of the floating rate certificates”. The carrying value of the fund’s payable to the holders of the floating rate certificates as reported in the fund’s Statement of Assets and Liabilities approximates its fair value. The value of the payable to the holders of the floating rate certificates as of the reporting date is considered level 2 under the fair value hierarchy disclosure. At March 31, 2022, the fund’s payable to the holders of the floating rate certificates was $96,282,875 and the weighted average interest rate on the settled floating rate certificates issued by the trust was 0.55%. For the year ended March 31, 2022, the average payable to the holders of the settled floating rate certificates was $104,549,786 at a weighted average interest rate of 0.14%. Interest expense and fees include interest payments made to the holders of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the year ended March 31, 2022, interest expense and fees related to self-deposited inverse floaters amounted to $716,583 and are included in “Interest expense and fees” in the Statement of Operations. Primary market inverse floaters held by the fund are not accounted for as secured borrowings.

Notes to Financial Statements  - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring,

Notes to Financial Statements  - continued
incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended March 31, 2022, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds and amortization and accretion of debt securities.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 3/31/22	Year ended 3/31/21
Ordinary income (including any short-term capital gains)	$2,139,324	$2,956,859
Tax-exempt income	135,834,195	134,173,034
Total distributions	$137,973,519	$137,129,893

Notes to Financial Statements  - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/22
Cost of investments	$6,092,461,324
Gross appreciation	125,865,593
Gross depreciation	(217,420,789)
Net unrealized appreciation (depreciation)	$ (91,555,196)
Undistributed ordinary income	1,636,980
Undistributed tax-exempt income	28,389,089
Capital loss carryforwards	(32,132,275)
Other temporary differences	(12,225,397)
Total distributable earnings (loss)	$ (105,886,799)
As of March 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(32,132,275)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B, Class B1, and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 3/31/22	Year ended 3/31/21
Class A	$73,518,048	$73,701,042
Class B	53,152	110,563
Class C	1,476,425	2,529,854
Class I	36,821,521	34,216,338
Class R6	17,161,799	15,392,100
Class A1	8,941,490	11,179,079
Class B1	1,084	917
Total	$137,973,519	$137,129,893

Notes to Financial Statements  - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.3 billion	0.40%
In excess of $1.3 billion and up to $2 billion	0.37%
In excess of $2 billion and up to $5 billion	0.35%
In excess of $5 billion and up to $10 billion	0.34%
In excess of $10 billion	0.33%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until July 31, 2023. For the year ended March 31, 2022, this management fee reduction amounted to $824,909, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended March 31, 2022 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
			Classes
A	B	C	I	R6	A1	B1
0.73%	1.48%	1.48%	0.48%	0.42%	0.48%	1.23%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2022. For the year ended March 31, 2022, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $90,919 and $988 for the year ended March 31, 2022, as its portion of the initial sales charge on sales of Class A and Class A1 shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 8,593,485
Class B	0.75%	0.25%	1.00%	1.00%	37,875
Class C	0.75%	0.25%	1.00%	1.00%	1,056,752
Class B1	0.75%	0.25%	1.00%	0.75%	675
Total Distribution and Service Fees					$9,688,787
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended March 31, 2022 based on each class's average daily net assets. MFD has agreed in writing to reduce the Class B1 service fee rate to 0.00% for all Class B1 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2022. For the year ended March 31, 2022, this reduction amounted to $169 and is included in the reduction of total expenses in the Statement of Operations. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended March 31, 2022, this rebate amounted to $989 and $13 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A and Class A1 shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class B1 shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended March 31, 2022, were as follows:
Amount
Class A	$190,681
Class B	6,419
Class C	15,276
Class A1	—
Class B1	—
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended March 31, 2022, the fee was $225,245, which equated to 0.0037% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing

Notes to Financial Statements  - continued
costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended March 31, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,909,878.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended March 31, 2022 was equivalent to an annual effective rate of 0.0092% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,760 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the year ended March 31, 2022. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $1,772 at March 31, 2022, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 18, 2021, MFS purchased 5,394 shares of Class B1 for an aggregate amount of $50,000. On June 18, 2021, MFS redeemed 6,458 shares of Class R6 for an aggregate amount of $59,669.
At March 31, 2022, MFS held approximately 67% of the outstanding shares of Class B1.
(4) Portfolio Securities
For the year ended March 31, 2022, purchases and sales of investments, other than short-term obligations, aggregated $1,531,777,533 and $852,328,663, respectively.

Notes to Financial Statements  - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 3/31/22		Year ended 3/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	203,133,254	$1,835,461,184	163,511,074	$1,449,898,229
Class B	840	7,720	64,740	584,142
Class C	1,184,388	10,886,943	2,048,091	18,244,795
Class I	61,675,344	562,581,338	67,870,480	605,302,854
Class R6	29,510,794	268,353,838	25,691,923	229,019,554
Class A1	185,947	1,704,126	243,978	2,158,367
Class B1	5,394	49,999	—	—
	295,695,961	$2,679,045,148	259,430,286	$2,305,207,941
Shares issued to shareholders in reinvestment of distributions
Class A	7,891,374	$71,768,268	8,014,052	$71,605,245
Class B	5,359	48,959	11,593	103,187
Class C	145,096	1,326,234	254,306	2,271,909
Class I	3,011,695	27,373,155	2,753,753	24,593,964
Class R6	1,843,579	16,730,145	1,694,359	15,086,281
Class A1	854,441	7,783,143	1,076,580	9,606,905
Class B1	119	1,084	102	906
	13,751,663	$125,030,988	13,804,745	$123,268,397
Shares reacquired
Class A	(164,813,169)	$(1,481,389,621)	(98,070,170)	$(869,788,795)
Class B	(204,846)	(1,879,284)	(453,749)	(4,038,228)
Class C	(3,241,223)	(29,635,973)	(7,743,118)	(69,691,992)
Class I	(42,132,919)	(380,723,316)	(37,848,226)	(336,537,260)
Class R6	(15,706,950)	(140,738,693)	(28,991,570)	(252,854,317)
Class A1	(3,636,820)	(33,219,842)	(7,859,719)	(70,080,445)
Class B1	(1,108)	(10,093)	(3,057)	(27,190)
	(229,737,035)	$(2,067,596,822)	(180,969,609)	$(1,603,018,227)

Notes to Financial Statements  - continued
	Year ended 3/31/22		Year ended 3/31/21
	Shares	Amount	Shares	Amount
Net change
Class A	46,211,459	$425,839,831	73,454,956	$651,714,679
Class B	(198,647)	(1,822,605)	(377,416)	(3,350,899)
Class C	(1,911,739)	(17,422,796)	(5,440,721)	(49,175,288)
Class I	22,554,120	209,231,177	32,776,007	293,359,558
Class R6	15,647,423	144,345,290	(1,605,288)	(8,748,482)
Class A1	(2,596,432)	(23,732,573)	(6,539,161)	(58,315,173)
Class B1	4,405	40,990	(2,955)	(26,284)
	79,710,589	$736,479,314	92,265,422	$825,458,111
Effective June 1, 2019, purchases of the fund’s Class B and Class B1 shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of Daily Simple SOFR plus 0.10%, the Federal Funds Effective Rate, and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended March 31, 2022, the fund’s commitment fee and interest expense were $19,575 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$144,969,899	$1,271,065,613	$1,298,785,501	$—	$—	$117,250,011

Notes to Financial Statements  - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$90,814	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Municipal Series Trust and the Shareholders of MFS Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Municipal Income Fund (the “Fund”), including the portfolio of investments, as of March 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.

Report of Independent Registered Public Accounting Firm – continued
Our procedures included confirmation of securities owned as of March 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 13, 2022
We have served as the auditor of one or more of the MFS investment companies since 1924.

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of May 1, 2022, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEES
Michael W. Roberge (k) (age 55)	Trustee	January 2021	136	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022); President (until December 2018); Chief Investment Officer (until December 2018)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 67)	Trustee and Chair of Trustees	January 2009	136	Private investor	N/A
Steven E. Buller (age 70)	Trustee	February 2014	136	Private investor	N/A
John A. Caroselli (age 67)	Trustee	March 2017	136	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 67)	Trustee	January 2009	136	Private investor	N/A
Peter D. Jones (age 66)	Trustee	January 2019	136	Private investor	N/A
James W. Kilman, Jr. (age 61)	Trustee	January 2019	136	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
Clarence Otis, Jr. (age 66)	Trustee	March 2017	136	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 66)	Trustee	May 2014	136	Private investor	N/A
Laurie J. Thomsen (age 64)	Trustee	March 2005	136	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director

Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
Christopher R. Bohane (k) (age 48)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel
Kino Clark (k) (age 53)	Assistant Treasurer	January 2012	136	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 55)	Assistant Treasurer	April 2017	136	Massachusetts Financial Services Company, Vice President (since March 2017); Deutsche Bank (financial services), Department Head - Treasurer's Office (until February 2017)
David L. DiLorenzo (k) (age 53)	President	July 2005	136	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 54)	Secretary and Clerk	April 2017	136	Massachusetts Financial Services Company, Executive Vice President and General Counsel (since March 2017); Harris Associates (investment management), General Counsel (until January 2017)
Brian E. Langenfeld (k) (age 49)	Assistant Secretary and Assistant Clerk	June 2006	136	Massachusetts Financial Services Company, Vice President and Senior Counsel

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
Rosa E. Licea-Mailloux(k) (age 45)	Chief Compliance Officer	March 2022	136	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022); Natixis Investment Managers (investment management), Funds Chief Compliance Officer, Deputy General Counsel & Senior Vice President (until 2018)
Amanda S. Mooradian (k) (age 43)	Assistant Secretary and Assistant Clerk	September 2018	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
Susan A. Pereira (k) (age 51)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Assistant General Counsel
Kasey L. Phillips (k) (age 51)	Assistant Treasurer	September 2012	136	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 47)	Assistant Secretary and Assistant Clerk	October 2014	136	Massachusetts Financial Services Company, Vice President and Assistant General Counsel
James O. Yost (k) (age 61)	Treasurer	September 1990	136	Massachusetts Financial Services Company, Senior Vice President
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed

Trustees and Officers - continued
terms. Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Kilman and Otis and Ms. Roepke are members of the Trust’s Audit Committee.
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.
The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245

Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116

Portfolio Manager(s)
Jason Kosty Megan Poplowski Geoffrey Schechter

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2022 income tax forms in January 2023. The following information is provided pursuant to provisions of the Internal Revenue Code.
Of the dividends paid from net investment income during the fiscal year, 98.45% is designated as exempt interest dividends for federal income tax purposes. If the fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.

Federal Tax Information (unaudited) - continued
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Annual Report
March 31, 2022
MFS®  Municipal
Intermediate Fund
MIU-ANN

MFS® Municipal
Intermediate Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
As a result of Russia’s invasion of Ukraine, the danger of wider geopolitical conflict has risen to a level not seen in decades, and this comes as sanctions aimed at countering Russia’s actions are exacerbating already mounting inflation. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve recently raised rates for the first time since 2018 and indicated that it is likely to tighten policy much more over the coming year. Meanwhile, the unsettled geopolitical backdrop and tighter financial conditions have led to increased volatility.
There are, however, encouraging signs for the markets. The number of coronavirus cases outside of Asia remains well below prior peaks, unemployment is low, and there are signs that some global supply chain bottlenecks are beginning to ease, though lockdowns in China and disruptions stemming from Russia's invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and try to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
May 13, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure (i)
Top ten industries (i)
General Obligations - General Purpose	12.0%
Healthcare Revenue - Hospitals	10.9%
Housing - Single Family	8.9%
Universities - Colleges	8.9%
Healthcare Revenue - Long-Term Care	7.1%
Airport Revenue	5.9%
State & Local Agencies	5.4%
Water & Sewer Utility Revenue	4.9%
General Obligations - Schools	4.0%
Sales & Excise Tax Revenue	3.6%
Composition including fixed income credit quality (a)(i)
AAA	4.3%
AA	26.6%
A	27.0%
BBB	21.6%
BB	3.6%
B	0.1%
CC (o)	0.0%
D	1.2%
Not Rated	10.2%
Cash & Cash Equivalents	5.4%
Portfolio facts (i)
Average Duration (d)	4.6
Average Effective Maturity (m)	9.3 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
2

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2022.
The portfolio is actively managed and current holdings may be different.
3

Management Review
Summary of Results
For the period May 18, 2021 to March 31, 2022, Class A shares of the MFS Municipal Intermediate Fund (fund) provided a total return of -4.62%, at net asset value. This compares with a return of -4.81% for the fund’s benchmark, the Bloomberg Municipal 1-15 Year Index.
Market Environment
Near the end of the period, just as the Omicron wave of the pandemic appeared to be receding in much of the world, markets experienced a geopolitical shock as Russia launched a full-scale invasion of neighboring Ukraine. Given Europe's heavy reliance on imported oil and gas from Russia, European markets were among the hardest hit. Energy prices spiked in the wake of the invasion, adding to already multi-decade high levels of inflation, and non-energy commodities rose sharply as well. Both the equity and fixed income markets experienced significant upticks in volatility, though markets recovered their footing as the period came to an end.
The ripple effects from the Russian invasion further complicated the mission central banks must undertake to rein in surging inflation. Energy shocks have historically resulted in global growth slowdowns, if not pullbacks, so policymakers will find themselves in the difficult position of trying to restrain inflation without tipping economies into recession. However, despite the challenging macroeconomic environment, policymakers remain focused on corralling inflation, though investors expect varying degrees of action from the central banks with the US Federal Reserve (the “Fed”) expected to be the most hawkish developed market central bank and the European Central Bank less so, given the direct economic ripple effects on Europe stemming from the invasion.
Against an environment of rising labor and raw materials prices, higher interest rates and waning fiscal and monetary stimulus, investor anxiety increased over the potential that corporate profit margins may be past peak for this cycle. That said, tentative signs that some supply chain bottlenecks may be easing, low levels of unemployment across developed markets and loosening of coronavirus restrictions outside of China are supportive factors for the macroeconomic backdrop.
The credit health of municipal issuers continued to demonstrate strength, underpinned by above-trend growth in the US economy over the reporting period. Income, sales, and property tax grew during the year, and disbursements from federal fiscal stimulus packages bolstered liquidity. The supply/demand backdrop worked against municipal assets, however, during the final three months of the reporting period. Accelerating rates of inflation and the Fed’s hawkish stance increased interest rate volatility and pushed the US Treasury and tax-exempt curves higher while dragging municipal returns lower. Negative returns and fear of higher rates spurred investor outflows. Municipal funds and exchange traded funds reported net redemptions for 12 consecutive weeks at the end of the reporting period. The repricing of municipal assets improved the Municipal/US Treasury ratio, an indicator of the value of municipals relative to Treasuries. At period end, the ratio reflected a more attractive proposition for municipals with 5-, 10-, and 30-year ratios moving from 48%, 70%, and 81% to 83%, 96%, and 106%, respectively. The valuation picture remained mixed, however, because yields of higher-yielding issuers continued to offer little premium over yields of
4

Management Review - continued
investment-grade issuers. A positive for long-term investors in municipal bonds, AAA tax-exempt yields ended the first quarter at their highest absolute levels since April 2019, excluding a brief period at the beginning of the pandemic in March 2020.
Factors Affecting Performance
Relative to the Bloomberg Municipal 1-15 Year Index, security selection was a contributor to the fund’s performance. From a sector perspective, bond selection within both the health care and housing sectors benefited relative returns. From a quality perspective, selection within “BBB”, “AA” and “A” rated(r) bonds supported relative results.
The fund's asset allocation decisions also strengthened relative performance, led by its out-of-benchmark allocation to both non-rated and “BB” rated securities. In addition, the fund's yield curve(y) positioning further benefited the fund’s relative returns.
Conversely, the fund's longer duration(d) stance hurt relative returns as interest rates generally rose over the reporting period.
Respectfully,
Portfolio Manager(s)
Jason Kosty, Megan Poplowski, and Geoffrey Schechter
Note to Shareholders: Effective March 1, 2022, Megan Poplowski was added as a Portfolio Manager of the fund.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(r)	Securities rated “BBB”, “Baa”, or higher are considered investment grade; securities rated “BB”, “Ba”, or below are considered non-investment grade. Ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities that are not rated by any of the rating agencies, the security is considered Not Rated.
(y)	A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type; a normal yield curve is upward sloping, with short-term rates lower than long-term rates.
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.
5

Performance Summary THROUGH 3/31/22
The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
Growth of a Hypothetical $10,000 Investment (t)
6

Performance Summary  - continued
Total Returns through 3/31/22
Average annual without sales charge
Share Class	Class inception date	Life (t)
A	5/18/21	(4.62)%
C	5/18/21	(5.32)%
I	5/18/21	(4.53)%
R6	5/18/21	(4.49)%
Comparative benchmark(s)

Bloomberg Municipal 1-15 Year Index (f)	(4.81)%
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(8.68)%
C With CDSC (1% for 12 months) (v)	(6.26)%
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
Benchmark Definition(s)
Bloomberg Municipal 1-15 Year Index(a) - a market capitalization-weighted index that measures the performance of the intermediate-term (1 to 15 years) tax-exempt bond market.
It is not possible to invest directly in an index.
(a)	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Notes to Performance Summary
Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.
7

Performance Summary  - continued
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
8

Expense Table
Fund expenses borne by the shareholders during the period,
October 1, 2021 through March 31, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2021 through March 31, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
9

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/21	Ending Account Value 3/31/22	Expenses Paid During Period (p) 10/01/21-3/31/22
A	Actual	0.70%	$1,000.00	$952.37	$3.41
	Hypothetical (h)	0.70%	$1,000.00	$1,021.44	$3.53
C	Actual	1.45%	$1,000.00	$947.70	$7.04
	Hypothetical (h)	1.45%	$1,000.00	$1,017.70	$7.29
I	Actual	0.45%	$1,000.00	$952.56	$2.19
	Hypothetical (h)	0.45%	$1,000.00	$1,022.69	$2.27
R6	Actual	0.36%	$1,000.00	$952.82	$1.75
	Hypothetical (h)	0.36%	$1,000.00	$1,023.14	$1.82
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
10

Portfolio of Investments
3/31/22
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 92.0%
Alabama - 1.1%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$495,000	$ 539,075
Mobile County, AL, Board of School Commissioners Special Tax School Warrants, 5%, 3/01/2030	240,000	278,723
		$ 817,798
Alaska - 0.3%
Alaska Municipal Bond Bank, General Obligation, Refunding, Series “1”, 5%, 12/01/2027	$200,000	$ 227,172
Northern Alaska Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, “B1”, 0.5%, 6/01/2031	5,000	4,967
		$ 232,139
Arizona - 0.8%
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2026	$125,000	$ 137,418
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	5,000	4,247
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	15,000	13,815
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2026	245,000	256,004
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 1.3%, 6/01/2027 (Put Date 6/01/2027)	200,000	184,860
		$ 596,344
Arkansas - 0.6%
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2027	$125,000	$ 128,310
Cabot, AR, Sales & Use Tax Refunding and Improvements, “B”, 5%, 12/01/2025	150,000	165,455
Cabot, AR, Sales & Use Tax Refunding and Improvements, “B”, 5%, 12/01/2026	140,000	157,686
		$ 451,451
11

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - 1.8%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2032	$125,000	$ 131,680
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-3”, 2.125%, 11/15/2027 (n)	20,000	19,404
California Statewide Communities Development Authority Rev. (Adventist Health System West), “A”, 4.125%, 3/01/2034	90,000	95,290
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 5%, 10/01/2027	90,000	97,376
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	130,000	139,347
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments Phase IV-A CHF Irvine LLC), 5%, 5/15/2030	80,000	89,096
Los Angeles, CA, Department of Airports Rev., “F”, 5%, 5/15/2033	580,000	655,748
Sacramento, CA, Transient Occupancy Tax Rev. (Convention Center Complex), “A”, 5%, 6/01/2033	115,000	129,899
		$ 1,357,840
Colorado - 0.8%
Adams, Morgan, & Weld Counties, CO, Groundwater Management Subdistrict of the Central Water Conservancy District, BAM, 5%, 12/01/2028	$200,000	$ 234,110
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2026	125,000	128,807
Colorado Mountain College, COP, 5%, 12/01/2027	200,000	227,172
		$ 590,089
Connecticut - 0.7%
Connecticut Higher Education Supplemental Loan Authority, “B”, 5%, 11/15/2024	$250,000	$ 267,327
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, GNMA, 4%, 11/15/2047	260,000	266,881
		$ 534,208
District of Columbia - 1.2%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049 (n)	$250,000	$ 260,116
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	100,000	101,130
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, 0.5%, 3/01/2027 (Put Date 10/01/2024)	260,000	247,541
Metropolitan Washington, D.C., Airport Authority System Rev., “A”, 5%, 10/01/2027	250,000	279,942
		$ 888,729
12

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - 3.2%
Florida Atlantic University Finance Corp., Capital Improvement Rev. (Student Housing Project), “B”, 5%, 7/01/2029	$75,000	$ 87,017
Florida Development Finance Corp. Educational Facilities Rev., Taxable (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “B”, 3%, 7/01/2022 (n)	100,000	99,604
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., “A”, 5%, 10/01/2031	500,000	586,072
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2026	300,000	305,630
Pasco County, FL, School Board Refunding, Certificate of Participation, “A”, 5%, 8/01/2026	150,000	165,996
Pasco County, FL, School Board Refunding, Certificate of Participation, “A”, 5%, 8/01/2027	150,000	168,987
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2040	100,000	100,672
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2026	190,000	194,820
Volusia County, FL, School Board Master Lease Program, “A”, 5%, 8/01/2030	200,000	237,713
Wildwood, FL, Utility Dependent District Utility Rev. (South Sumter Utility Project), BAM, 5%, 10/01/2028	400,000	460,098
		$ 2,406,609
Georgia - 1.7%
Bleckley-Dodge County, GA, Joint Development Authority Refunding Rev. (USG Real Estate Foundation VII LLC Project), 5%, 7/01/2036	$75,000	$ 85,912
Carroll County, GA, Water Authority, Water & Sewerage Refunding and Improvement Rev., “A”, 4%, 7/01/2027	200,000	218,216
Cobb County, GA, Development Authority Lease Rev. (KSU University II Real Estate Foundation LLC Project), 4%, 7/15/2025	225,000	237,833
Cobb County, GA, Development Authority Lease Rev. (KSU University II Real Estate Foundation LLC Project), 4%, 7/15/2026	175,000	187,227
Cobb County, GA, Development Authority Lease Rev. (KSU University II Real Estate Foundation LLC Project), 4%, 7/15/2027	125,000	135,274
Cobb County, GA, Development Authority Lease Rev. (KSU University II Real Estate Foundation LLC Project), 4%, 7/15/2028	150,000	163,833
Savannah, GA, Economic Development Authority Refunding Rev., Taxable (Savannah State University Projects), “C”, 0.8%, 6/15/2023	225,000	220,992
		$ 1,249,287
Guam - 2.7%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2028	$100,000	$ 110,458
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	5,000	5,579
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	5,000	5,638
13

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Guam - continued
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	$5,000	$ 5,702
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036	30,000	30,280
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	35,000	35,096
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	270,000	291,007
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	105,000	114,819
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	60,000	65,570
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	175,000	189,450
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.489%, 10/01/2031	55,000	51,292
Guam International Airport Authority Taxable Rev., Taxable (A.B. Won Pat Airport), “A”, 2.699%, 10/01/2026	25,000	23,622
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	65,000	70,571
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	110,000	120,930
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	135,000	148,401
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	380,000	416,654
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	300,000	323,684
		$ 2,008,753
Idaho - 0.1%
Idaho Housing and Finance Association Multi-Family Housing Rev. (Sunset Landing Apartments Project ), “A”, 0.7%, 7/01/2024	$60,000	$ 58,030
Illinois - 5.8%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$245,000	$ 240,996
Chicago, IL, Board of Education, “A”, NPFG, 5.5%, 12/01/2026	70,000	76,161
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	45,000	48,157
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	145,000	153,987
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	40,000	42,991
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	45,000	48,861
Chicago, IL, General Obligation, Refunding, “A”, 5.625%, 1/01/2031	100,000	110,482
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “B”, 5%, 12/15/2028	205,000	206,572
Chicago, IL, Midway Airport Rev., “A”, 5%, 1/01/2026	135,000	146,206
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State of Good Repair Formula Funds), 5%, 6/01/2026	200,000	222,292
East Moline, IL, General Obligation, Taxable, BAM, 1.665%, 1/15/2025	250,000	239,738
14

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Franklin Park, IL, General Obligation Refunding Debt Certificates, “A”, BAM, 4%, 10/01/2026	$300,000	$ 323,274
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 4.125%, 11/15/2037	70,000	73,136
Illinois Finance Authority Rev., Taxable (Christian Horizons Obligated Group), “B”, 3.25%, 5/15/2027	100,000	96,846
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	5,000	4,247
Illinois Finance Authority, Health Facilities Rev. (Unitypoint Health), “D”, 5%, 2/15/2025	100,000	108,162
Illinois Highway Authority, Toll Rev., “A”, 5%, 1/01/2040	110,000	118,770
Illinois Housing Development Authority Rev., “B”, GNMA, 3%, 4/01/2051	245,000	246,177
Illinois Regional Transportation Authority, General Obligation Refunding Rev., “A”, NPFG, 6%, 7/01/2029	150,000	177,312
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	40,000	43,529
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	80,000	88,585
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	75,000	84,316
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	20,000	22,773
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	35,000	40,353
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	35,000	39,692
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	50,000	57,077
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	50,000	52,980
Northern Illinois Municipal Power Agency Project, Refunding Rev. (Prairie State Project), “A”, 4%, 12/01/2033	105,000	112,093
Southern Illinois University Housing and Auxiliary Facilities System Refunding Rev., “A”, 5%, 4/01/2032	200,000	233,512
State of Illinois, General Obligation, 5%, 2/01/2029	165,000	180,335
State of Illinois, General Obligation, 5.5%, 5/01/2039	150,000	169,550
State of Illinois, General Obligation Refunding, AGM, 4%, 2/01/2031	100,000	104,424
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	120,000	135,610
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	175,000	199,018
State of Illinois, Sales Tax Rev., “A”, 5%, 6/15/2027	125,000	136,729
		$ 4,384,943
Indiana - 3.3%
Ball St. University, IN, Board of Trustees, Student Fee Bonds, “T”, 5%, 7/01/2027	$200,000	$ 227,759
Beech Grove, IN, Central Schools Building Corp., “A”, 3%, 7/15/2026	100,000	102,684
Beech Grove, IN, Central Schools Building Corp., “B”, 2%, 7/15/2025	100,000	98,627
Indiana Finance Authority Taxable Refunding Rev., Taxable (BHI Senior Living), “B”, 2.45%, 11/15/2025	30,000	28,241
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	200,000	217,766
15

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “B”, 3%, 7/01/2050	$10,000	$ 10,051
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “C-1”, GNMA, 5%, 1/01/2028	225,000	257,198
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “C-1”, GNMA, 5%, 7/01/2028	100,000	115,258
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “C-1”, GNMA, 5%, 1/01/2029	220,000	253,277
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “C-1”, GNMA, 5%, 7/01/2029	220,000	254,462
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “C-1”, GNMA, 5%, 1/01/2030	225,000	260,259
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2027	200,000	214,534
Lawrence County, IN, Mitchell High School Building Corp., 3%, 1/15/2026	200,000	205,585
Terre Haute, IN, Sanitary District Refunding Rev., BAM, 3%, 7/01/2023	125,000	126,686
Terre Haute, IN, Sanitary District Refunding Rev., BAM, 4%, 7/01/2027	100,000	107,361
		$ 2,479,748
Iowa - 0.6%
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2047	$290,000	$ 297,541
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	45,000	43,765
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	115,000	103,322
		$ 444,628
Kansas - 0.4%
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2025	$125,000	$ 128,622
Sedgwick County, KS, Unified School District No. 268, General Obligation Refunding, “B”, 3%, 9/01/2028	150,000	154,995
		$ 283,617
Kentucky - 2.3%
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 3.7%, 1/01/2032 (n)(w)	$105,000	$ 105,537
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “A-1”, 5%, 6/01/2031	500,000	579,811
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2024	10,000	10,694
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2028	200,000	230,997
16

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Public Energy Authority of Kentucky, Gas Supply Rev., “A-1”, 4%, 8/01/2052 (Put Date 8/01/2030)	$750,000	$ 802,716
		$ 1,729,755
Louisiana - 1.9%
Jefferson Parish, LA, Consolidated Sewerage District 1 Rev., BAM, 4%, 2/01/2033 (w)	$1,000,000	$ 1,095,717
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2025	200,000	214,573
Louisiana Stadium & Exposition District Rev., 4%, 7/03/2023	100,000	101,809
		$ 1,412,099
Maryland - 2.3%
Chestertown, MD, Economic Development Rev., Taxable (Washington College Project), “B”, 1.47%, 3/01/2023	$525,000	$ 518,464
Chestertown, MD, Economic Development Rev., Taxable (Washington College Project), “B”, 1.78%, 3/01/2024	550,000	531,951
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	260,000	270,679
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	135,000	156,490
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	250,000	281,269
		$ 1,758,853
Massachusetts - 1.7%
Massachusetts Development Finance Agency Rev. (Lahey Health System), “F”, 5%, 8/15/2040	$970,000	$ 1,042,198
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2026	100,000	102,905
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 4%, 7/01/2036	90,000	94,620
Massachusetts Development Finance Agency Rev. (Williams College), “N”, 0.45%, 7/01/2041 (Put Date 7/01/2025)	45,000	41,636
		$ 1,281,359
17

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - 1.6%
Lake Superior State University Board of Trustees Rev., AGM, 4%, 11/15/2028	$200,000	$ 215,562
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), “B”, 5%, 12/01/2043 (Put Date 12/01/2028)	560,000	640,059
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	30,000	31,807
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	35,000	36,927
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	20,000	21,159
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	45,000	47,588
Michigan Housing Development Authority, Rental Housing Rev., “A”, 0.55%, 4/01/2025	110,000	104,995
Michigan Strategic Fund Ltd. Variable Rate Limited Obligation Rev. (Graphic Packaging International LLC Coated Recycled Board Machine Project), 4%, 10/01/2061 (Put Date 10/01/2026)	100,000	104,601
		$ 1,202,698
Minnesota - 0.7%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2026	$125,000	$ 124,110
Minnesota Higher Educational Facilities Authority Rev. (St. John's University), 4%, 10/01/2029	150,000	163,409
Minnesota Housing Finance Agency, Residential Housing, “D”, 3%, 1/01/2052	240,000	241,179
		$ 528,698
Mississippi - 0.2%
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	$65,000	$ 69,517
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 3%, 6/01/2051	100,000	100,489
		$ 170,006
18

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - 0.7%
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2026	$150,000	$ 161,042
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2026	125,000	123,297
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2028	200,000	213,580
		$ 497,919
Nevada - 0.3%
Clark County, NV, Airport System Rev., “B”, 5%, 7/01/2026	$200,000	$ 219,531
New Hampshire - 0.2%
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5%, 4/01/2027	$105,000	$ 116,400
New Jersey - 3.0%
Atlantic City, NJ, 5%, 12/01/2024	$85,000	$ 86,319
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2027	210,000	227,137
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2028	275,000	298,828
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2029	250,000	273,643
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “PP”, 4%, 6/15/2030 (Prerefunded 6/15/2024)	115,000	120,109
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	95,000	104,449
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	220,000	244,925
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	100,000	107,412
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	200,000	221,571
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	65,000	72,364
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	70,000	76,803
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 5%, 7/15/2028	54,000	62,042
Perth Amboy, NJ, General Improvement Refunding, “A”, BAM, 3%, 3/15/2027	200,000	206,885
State of New Jersey, General Obligation, 4%, 6/01/2036	145,000	154,027
		$ 2,256,514
19

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - 4.2%
Dutchess County, NY, Local Development Corp. Rev. (Nuvance Health), “B”, 5%, 7/01/2028	$80,000	$ 89,640
New York Mortgage Agency Rev., “243”, 5%, 10/01/2026	295,000	323,028
New York State Housing Finance Agency Affordable Rev., “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	950,000	941,512
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Project), 2.25%, 8/01/2026	5,000	4,821
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Project), “A”, 5%, 12/01/2032	270,000	300,873
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B-1”, 4%, 6/01/2050	15,000	15,202
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, Taxable, “A-1”, 1.015%, 6/01/2024	500,000	483,879
Troy, NY, Capital Resource Corp. Refunding Rev. (Rensselaer Polytechnic Institute Project), 5%, 9/01/2027	125,000	140,808
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2030	750,000	878,435
		$ 3,178,198
North Carolina - 1.4%
Charlotte-Mecklenberg, NC, Hospital Authority Rev. (Atrium Health Obligated Group), “A”, 5%, 1/15/2028	$75,000	$ 76,920
North Carolina Housing Finance Agency, Home Ownership Rev. “48”, 5%, 1/01/2030 (w)	750,000	867,186
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2028	125,000	133,139
		$ 1,077,245
Ohio - 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$70,000	$ 78,732
Cleveland State University, OH, General Receipts “A”, 5%, 6/01/2029	125,000	137,184
Cuyahoga Falls, OH, School District Improvement Rev., BAM, 4%, 12/01/2029	75,000	82,124
Triway, OH, Local School District Board of Education, BAM, 4%, 12/01/2027	200,000	217,097
Warrensville Heights, OH, City School District, BAM, 4%, 11/01/2029	80,000	83,012
		$ 598,149
Oklahoma - 0.2%
Norman, OK, Regional Hospital Authority Refunding Rev., 4%, 9/01/2037	$130,000	$ 134,178
20

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - 1.1%
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B”, 1.2%, 6/01/2028	$5,000	$ 4,432
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027	10,000	9,027
Oregon Health & Sciences University Rev., “B”, 3.375%, 7/01/2039	115,000	119,044
Port Portland, OR, International Airport Rev., 5%, 7/01/2032	500,000	590,071
Port Portland, OR, International Airport Rev., “B”, 5%, 7/01/2028	105,000	118,742
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-3”, 1.75%, 11/15/2026	5,000	4,802
		$ 846,118
Pennsylvania - 5.8%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2026	$10,000	$ 10,783
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	65,000	69,407
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	25,000	27,957
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2030	455,000	445,198
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	80,000	84,859
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.1% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	795,000	754,015
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	10,000	10,165
East Bethlehem, PA, Municipal Authority Sewer Rev., 1%, 12/01/2024	150,000	141,601
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2023	125,000	130,460
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2028	150,000	161,333
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 4%, 3/15/2034	85,000	89,433
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 0.86%, 6/01/2041 (Put Date 6/03/2024)	90,000	89,588
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	200,000	222,249
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	10,000	9,120
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135A”, 3%, 10/01/2051	330,000	331,658
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2027	200,000	223,845
21

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	$665,000	$ 737,783
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2032	75,000	83,505
Schuylkill County, PA, Municipal Authority Water & Sewer Rev., BAM, 4%, 6/15/2024	260,000	271,536
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2026	500,000	517,242
		$ 4,411,737
Puerto Rico - 4.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	$15,000	$ 15,338
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	665,000	687,219
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	45,000	45,674
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	19,906	18,164
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	49,801	28,760
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	43,220	44,269
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	43,099	45,471
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	42,709	46,634
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	42,016	46,856
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	40,810	46,483
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	38,698	37,778
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	34,785	33,567
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	29,854	28,665
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	40,591	38,546
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	42,214	39,710
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	260,000	248,300
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	40,000	38,200
22

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	$20,000	$ 19,200
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	9,600
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	90,000	86,400
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	10,000	9,550
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	100,000	95,500
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	165,000	157,575
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	38,200
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	40,000	38,200
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	9,550
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	130,000	124,150
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	10,291
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	9,613
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	14,400
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	65,000	62,075
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	70,000	67,200
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	19,200
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	60,000	57,600
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	48,750
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	23,000	24,091
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	164,000	174,365
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	76,000	78,674
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	1,037
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	39,000	41,002
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	3,000	2,812
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	41,000	35,085
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	7,000	5,580
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	597,000	441,887
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	15,000	15,311
		$ 3,186,532
23

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - 1.2%
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev., (Providence College), “B”, 5%, 11/01/2027	$250,000	$ 284,573
Rhode Island Housing and Mortgage Finance Corp., “76-A”, 5%, 10/01/2029	550,000	639,523
		$ 924,096
South Carolina - 1.3%
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	$335,000	$ 353,520
South Carolina Jobs & Economic Development Authority Rev. (Alligator Rural Water & Sewer Company, Inc. Project), 4%, 3/15/2028	125,000	134,804
South Carolina Ports Authority Rev., 5%, 7/01/2025	135,000	145,983
University of South Carolina, Special Higher Education Rev. (Moore School of Business Project), “A”, 5%, 5/01/2033	260,000	317,310
		$ 951,617
South Dakota - 0.1%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable , 0.961%, 6/01/2024	$65,000	$ 62,329
Tennessee - 19.5%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5%, 10/01/2044	$1,000,000	$ 1,067,809
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CDFI Phase I LLC, University of Tennessee at Chattanooga), 5%, 10/01/2035	500,000	527,646
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 5%, 9/01/2030	375,000	380,520
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 4%, 4/01/2041	415,000	429,244
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), ETM, 4%, 4/01/2041 (Prerefunded 4/01/2025)	10,000	10,537
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	750,000	825,418
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2036	1,000,000	1,095,292
Memphis, TN, General Improvement, “B”, 5%, 4/01/2031	1,000,000	1,054,001
Memphis, TN, General Improvement, “B”, 5%, 4/01/2034	1,025,000	1,080,351
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 4.75%, 7/01/2027	300,000	274,278
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 5.5%, 7/01/2037	100,000	84,320
24

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), “A”, 5%, 10/01/2041	$1,000,000	$ 1,064,582
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 8/01/2023	1,205,000	1,252,220
Metropolitan Nashville Airport Authority, Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 7/01/2026	465,000	460,522
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2035	1,100,000	1,176,691
Nashville, TN, Metropolitan Development and Housing Agency Rev. (Fifth & Broadway Development), 5.125%, 6/01/2036 (n)	500,000	532,656
Shelby County, TN, Health, Educational & Housing Facility Board Rev. (Methodist Healthcare), “A”, 5%, 5/01/2035	1,500,000	1,682,279
Shelby County, TN, Health, Educational & Housing Facility Board, Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2049	550,000	568,970
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	115,000	116,747
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	110,000	114,752
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2027	80,000	87,835
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4.25%, 1/01/2050	100,000	104,007
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 4%, 7/01/2043	740,000	757,443
		$ 14,748,120
Texas - 6.4%
Arlington, TX, Higher Education Finance Corp., Education Rev. (Uplift Education), “A”, 4%, 12/01/2026	$100,000	$ 107,623
Brazoria County, TX, Municipal Utility District No. 28, AGM, 3%, 9/01/2026	285,000	293,395
Brownsville, TX, 5%, 2/15/2030	200,000	234,923
Central Texas Regional Mobility Authority Subordinate Lien Rev., “D”, 5%, 1/01/2024	100,000	104,777
Central Texas Regional Mobility Authority Subordinate Lien Rev., “D”, 5%, 1/01/2025	100,000	107,016
Central Texas Regional Mobility Authority Subordinate Lien Rev., “D”, 5%, 1/01/2026	150,000	163,850
Clear Brook City, TX, Municipal Utility District, AGM, 4%, 2/01/2027	250,000	266,889
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4%, 9/01/2028	125,000	132,267
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5.25%, 11/01/2030	85,000	88,703
Dowdell, TX, Public Utility District, “A”, BAM, 2%, 9/01/2026	200,000	198,382
Eagle Pass, TX, AGM, 5%, 3/01/2028	255,000	293,041
25

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
El Paso County, TX, Hospital District Rev., 5%, 8/15/2033	$100,000	$ 103,869
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2030	250,000	273,637
Fort Bend County, TX, Municipal Utility District No. 23, BAM, 3%, 9/01/2026	200,000	206,826
Harlandale, TX, Independent School District, Variable Rate Maintenance Tax, BAM, 2%, 8/15/2040 (Put Date 8/15/2024)	80,000	80,239
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2025	200,000	203,765
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Tax and Special Refunding Rev., 4%, 9/01/2027	60,000	64,854
McLennan County, TX, Waco Independent School District, Unlimited Tax School Building Bonds, 3%, 8/15/2035	500,000	507,024
McLennan County, TX, Waco Independent School District, Unlimited Tax School Building Bonds, 3%, 8/15/2036	500,000	506,043
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042 (Prerefunded 6/01/2022)	130,000	130,847
Port Arthur, TX, Tax and Rev., BAM, 5%, 2/15/2028	200,000	228,365
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	200,000	181,730
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2028	150,000	171,517
Texas Public Finance Authority, Financing System Refunding Rev. (Midwestern State University), “A”, 4%, 12/01/2033	75,000	79,692
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), “A”, BAM, 5%, 5/01/2026	125,000	136,290
		$ 4,865,564
U.S. Virgin Islands - 0.3%
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/2031	$220,000	$ 220,378
Utah - 0.4%
Mapleton City, UT, Municipal Energy Sales Tax & Telecommunications Fee Rev., 3%, 6/15/2025	$200,000	$ 203,513
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, 2.5%, 8/21/2051	15,721	15,230
Utah Infrastructure Agency Telecommunications & Franchise Tax Rev. (Pleasant Grove City Project), 2%, 10/15/2025	125,000	122,562
		$ 341,305
26

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - 1.0%
Virginia Beach, VA, Development Authority Residential Care Facility Refunding Rev. (Westminster-Canterbury on Chesapeake Bay), 5%, 9/01/2029	$95,000	$ 103,262
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	165,000	166,640
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	320,000	322,702
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	180,000	193,396
		$ 786,000
Washington - 0.4%
Port Tacoma, WA, Refunding Rev., “A”, 5%, 12/01/2028	$125,000	$ 142,990
Seattle, WA, Housing Authority Rev. (Lam Bow Apartments Project), 4%, 6/01/2027	185,000	198,570
		$ 341,560
West Virginia - 0.7%
Parkersburg, WV, Waterworks & Sewerage System Refunding Rev., “A”, BAM, 3%, 8/01/2025	$200,000	$ 205,104
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheel Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027) (w)	330,000	330,281
		$ 535,385
Wisconsin - 3.0%
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2024	$205,000	$ 212,699
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2027	290,000	304,024
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2028	195,000	203,789
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2029	310,000	321,315
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2030	400,000	398,399
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), 4%, 9/15/2027 (Prerefunded 9/15/2023)	150,000	154,695
Wisconsin Housing & Economic Development Authority Home Ownership, “A”, 3%, 3/01/2052	85,000	85,411
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), “B-2”, 2.25%, 6/01/2027 (n)	30,000	28,325
27

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev., Taxable (Searstone CCRC Project), “C”, 2.75%, 6/01/2026 (n)	$25,000	$ 24,138
Wisconsin Public Finance Authority Hospital Rev., Taxable (UNC Health Southeastern), “B”, 1.143%, 2/01/2024	125,000	120,464
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	105,000	101,988
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2030	270,000	288,228
		$ 2,243,475
Total Municipal Bonds (Identified Cost, $70,835,746)		$ 69,410,031
Trust Units - 1.2%
Puerto Rico - 1.2%
CCDA Class 60 Trust (taxable), 5%, 7/01/2031	230,000	$ 228,729
PRIFA Class 61 Trust, Class 2024-2005C (taxable), 5.5%, 7/01/2024	260,000	259,651
PRIFA Class 61 Trust, Class 2025-2005C (taxable), 5.5%, 7/01/2025	25,000	24,951
PRIFA Class 61 Trust, Class 2026-2005C (taxable), 5.5%, 7/01/2026	415,000	413,945
Total Trust Units (Identified Cost, $937,254)		$ 927,276
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$149,000	$ 129,619
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	346,533	102,616
Total Bonds (Identified Cost, $255,707)		$ 232,235

Contingent Value Instruments - 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $110,258)	$ 193,227	$ 103,859

28

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) - 5.8%
Money Market Funds – 5.8%
MFS Institutional Money Market Portfolio, 0.21% (v) (Identified Cost, $4,342,611)	4,342,611	$ 4,342,611

Other Assets, Less Liabilities - 0.6%		449,078
Net Assets - 100.0%		$75,465,090

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,342,611 and $70,673,401, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,585,733, representing 2.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
See Notes to Financial Statements
29

Financial Statements
Statement of Assets and Liabilities
At 3/31/22
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $72,138,965)	$70,673,401
Investments in affiliated issuers, at value (identified cost, $4,342,611)	4,342,611
Receivables for
Investments sold	2,894,453
Fund shares sold	250,024
Interest	735,947
Receivable from investment adviser	48,188
Other assets	594
Total assets	$78,945,218
Liabilities
Payable to custodian	$47
Payables for
Distributions	6,956
Investments purchased	913,481
Fund shares reacquired	41,752
When-issued investments purchased	2,405,993
Payable to affiliates
Administrative services fee	114
Shareholder servicing costs	16,625
Distribution and service fees	753
Payable for independent Trustees' compensation	13
Accrued expenses and other liabilities	94,394
Total liabilities	$3,480,128
Net assets	$75,465,090
Net assets consist of
Paid-in capital	$77,877,621
Total distributable earnings (loss)	(2,412,531)
Net assets	$75,465,090
Shares of beneficial interest outstanding	8,023,034
30

Statement of Assets and Liabilities – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$54,967,455	5,842,299	$9.41
Class C	73,771	7,854	9.39
Class I	20,040,501	2,132,082	9.40
Class R6	383,363	40,799	9.40

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.83 [100 / 95.75 x $9.41]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements
31

Financial Statements
Statement of Operations
Year ended 3/31/22 (c)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$1,040,949
Other	15,605
Dividends	3,461
Dividends from affiliated issuers	1,773
Total investment income	$1,061,788
Expenses
Management fee	$189,510
Distribution and service fees	76,532
Shareholder servicing costs	33,892
Administrative services fee	17,263
Independent Trustees' compensation	2,360
Custodian fee	18,981
Shareholder communications	5,891
Audit and tax fees	41,711
Legal fees	22,210
Registration fees	50,028
Miscellaneous	25,073
Total expenses	$483,451
Reduction of expenses by investment adviser and distributor	(172,485)
Net expenses	$310,966
Net investment income (loss)	$750,822
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,168,752
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(5,799,283)
Net realized and unrealized gain (loss)	$(4,630,531)
Change in net assets from operations	$(3,879,709)
(c) For the period from the commencement of the fund’s investment operations, May 18, 2021, through the stated period end.
See Notes to Financial Statements
32

Financial Statements
Statement of Changes in Net Assets
This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Year ended
3/31/22 (c)
Change in net assets
From operations
Net investment income (loss)	$750,822
Net realized gain (loss)	1,168,752
Net unrealized gain (loss)	(5,799,283)
Change in net assets from operations	$(3,879,709)
Total distributions to shareholders	$(1,148,936)
Change in net assets from fund share transactions	$80,493,735
Total change in net assets	$75,465,090
Net assets
At beginning of period	—
At end of period	$75,465,090

(c)	For the period from the commencement of the fund’s investment operations, May 18, 2021, through the stated period end.
See Notes to Financial Statements
33

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
3/31/22(c)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13
Net realized and unrealized gain (loss)	(0.59)
Total from investment operations	$(0.46)
Less distributions declared to shareholders
From net investment income	$(0.08)
From net realized gain	(0.05)
Total distributions declared to shareholders	$(0.13)
Net asset value, end of period (x)	$9.41
Total return (%) (r)(s)(t)(x)	(4.62)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97(a)
Expenses after expense reductions (f)	0.70(a)
Net investment income (loss)	1.46(a)
Portfolio turnover	165(n)
Net assets at end of period (000 omitted)	$54,967
See Notes to Financial Statements
34

Financial Highlights – continued
Class C	Year ended
3/31/22(c)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03
Net realized and unrealized gain (loss)	(0.56)
Total from investment operations	$(0.53)
Less distributions declared to shareholders
From net investment income	$(0.03)
From net realized gain	(0.05)
Total distributions declared to shareholders	$(0.08)
Net asset value, end of period (x)	$9.39
Total return (%) (r)(s)(t)(x)	(5.32)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82(a)
Expenses after expense reductions (f)	1.43(a)
Net investment income (loss)	0.36(a)
Portfolio turnover	165(n)
Net assets at end of period (000 omitted)	$74

Class I	Year ended
3/31/22(c)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15
Net realized and unrealized gain (loss)	(0.60)
Total from investment operations	$(0.45)
Less distributions declared to shareholders
From net investment income	$(0.10)
From net realized gain	(0.05)
Total distributions declared to shareholders	$(0.15)
Net asset value, end of period (x)	$9.40
Total return (%) (r)(s)(t)(x)	(4.53)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72(a)
Expenses after expense reductions (f)	0.45(a)
Net investment income (loss)	1.70(a)
Portfolio turnover	165(n)
Net assets at end of period (000 omitted)	$20,041
See Notes to Financial Statements
35

Financial Highlights – continued
Class R6	Year ended
3/31/22(c)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08
Net realized and unrealized gain (loss)	(0.52)
Total from investment operations	$(0.44)
Less distributions declared to shareholders
From net investment income	$(0.11)
From net realized gain	(0.05)
Total distributions declared to shareholders	$(0.16)
Net asset value, end of period (x)	$9.40
Total return (%) (r)(s)(t)(x)	(4.49)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85(a)
Expenses after expense reductions (f)	0.37(a)
Net investment income (loss)	0.93(a)
Portfolio turnover	165(n)
Net assets at end of period (000 omitted)	$383

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, May 18, 2021, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
36

Notes to Financial Statements
(1) Business and Organization
MFS Municipal Intermediate Fund (the fund) is a diversified series of MFS Municipal Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced investment operations on May 18, 2021.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the
37

Notes to Financial Statements  - continued
particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
38

Notes to Financial Statements  - continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$70,441,166	$—	$70,441,166
U.S. Corporate Bonds	—	232,235	—	232,235
Mutual Funds	4,342,611	—	—	4,342,611
Total	$4,342,611	$70,673,401	$—	$75,016,012
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and
39

Notes to Financial Statements  - continued
Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. For the period ended March 31, 2022, custody fees were not reduced.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 3/31/22 (c)
Ordinary income (including any short-term capital gains)	$8,090
Tax-exempt income	705,827
Long-term capital gains	435,019
Total distributions	$1,148,936
40

Notes to Financial Statements  - continued
(c)	For the period from the commencement of the fund’s investment operations, May 18, 2021, through the stated period end.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/22
Cost of investments	$76,615,725
Gross appreciation	1,016,701
Gross depreciation	(2,616,414)
Net unrealized appreciation (depreciation)	$ (1,599,713)
Undistributed ordinary income	15,072
Undistributed tax-exempt income	171,014
Undistributed long-term capital gain	66,605
Capital loss carryforwards	(961,484)
Other temporary differences	(104,025)
Total distributable earnings (loss)	$ (2,412,531)
As of March 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(961,484)
The availability of $961,484 of the capital loss carryforwards, which were acquired on October 1, 2021 in connection with the MFS Tennessee Municipal Bond Fund merger, may be limited in a given year.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statement of Changes in Net Assets are presented by class as follows:
Year ended 3/31/22(c)
Class A	$736,479
Class C	619
Class I	298,274
Class R6	113,564
Total	$1,148,936

(c)	For the period from the commencement of the fund’s investment operations, May 18, 2021, through the stated period end.
41

Notes to Financial Statements  - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.35%
In excess of $1 billion and up to $2.5 billion	0.325%
In excess of $2.5 billion	0.30%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until July 31, 2023. For the period ended March 31, 2022, this management fee reduction amounted to $7,434, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the period ended March 31, 2022 was equivalent to an annual effective rate of 0.34% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R6
0.70%	1.45%	0.45%	0.38%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2022. For the period ended March 31, 2022, this reduction amounted to $165,048, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $62 for the period ended March 31, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
42

Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 75,996
Class C	0.75%	0.25%	1.00%	1.00%	536
Total Distribution and Service Fees					$76,532
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the period ended March 31, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the period ended March 31, 2022, this rebate amounted to $3 for Class A and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the period ended March 31, 2022, were as follows:
Amount
Class A	$4,403
Class C	—
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the period ended March 31, 2022, the fee was $1,710, which equated to 0.0032% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the period ended March 31, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $32,182.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the period ended March 31, 2022 was equivalent to an annual effective rate of 0.0319% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay
43

Notes to Financial Statements  - continued
compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On May 18, 2021, MFS purchased the following shares as an initial investment in the fund:
Class	Shares	Amount
Class A	20,000	$200,000
Class C	5,000	$50,000
Class I	5,000	$50,000
Class R6	2,470,000	$24,700,000
During the period, MFS redeemed the following fund shares:
Class	Date	Shares	Amount
Class A	12/02/21	15,000	$150,000
Class R6	11/02/21	802,407	$8,000,000
Class R6	11/05/21	501,002	$5,000,000
Class R6	11/17/21	911,824	$9,100,000
Class R6	12/02/21	266,150	$2,661,500
At March 31, 2022, MFS held approximately 64% of the outstanding shares of Class C.
(4) Portfolio Securities
For the period ended March 31, 2022, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$15,260,568	$15,282,443
Non-U.S. Government securities	75,774,750	75,307,099
Purchases exclude the value of securities acquired in connection with the MFS Tennessee Municipal Bond Fund merger. (See Note 9.)
44

Notes to Financial Statements  - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 3/31/22 (c)
	Shares	Amount
Shares sold
Class A	90,933	$887,477
Class C	7,805	78,000
Class I	304,947	3,004,964
Class R6	2,470,129	24,701,293
	2,873,814	$28,671,734
Shares issued in connection with acquisition of MFS Tennessee Municipal Bond Fund
Class A	6,689,484	$66,961,734
Class I	2,514,310	25,143,101
Class R6	82,906	829,885
	9,286,700	$92,934,720
Shares issued to shareholders in reinvestment of distributions
Class A	68,156	$671,892
Class C	63	619
Class I	29,711	292,402
Class R6	11,341	113,564
	109,271	$1,078,477
Shares reacquired
Class A	(1,006,274)	$(9,943,602)
Class C	(14)	(142)
Class I	(716,886)	(7,066,014)
Class R6	(2,523,577)	(25,181,438)
	(4,246,751)	$(42,191,196)
Net change
Class A	5,842,299	$58,577,501
Class C	7,854	78,477
Class I	2,132,082	21,374,453
Class R6	40,799	463,304
	8,023,034	$80,493,735

(c)	For the period from the commencement of the fund’s investment operations, May 18, 2021, through the stated period end.
45

Notes to Financial Statements  - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of Daily Simple SOFR plus 0.10%, the Federal Funds Effective Rate, and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the period ended March 31, 2022, the fund’s commitment fee and interest expense were $13 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$—	$85,570,469	$81,227,858	$—	$—	$4,342,611

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,773	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic
46

Notes to Financial Statements  - continued
848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Acquisitions
At close of business on October 1, 2021, the fund with net assets of approximately $25,706,956, acquired all of the assets and liabilities of MFS Tennessee Municipal Bond Fund, a series of MFS Municipal Series Trust. The purpose of the transaction was to provide shareholders of MFS Tennessee Municipal Bond Fund the opportunity to participate in a larger combined portfolio with a similar investment objective and similar investment policies and strategies . The acquisition was accomplished by a tax-free exchange of approximately 9,286,700 shares of the fund (valued at approximately $92,934,720) for all of the assets and liabilities of MFS Tennessee Municipal Bond Fund. MFS Tennessee Municipal Bond Fund then distributed the shares of the fund that MFS Tennessee Municipal Bond Fund received from the fund to its shareholders. MFS Tennessee Municipal Bond Fund’s investments on that date were valued at approximately $100,999,446 with a cost basis of approximately $96,665,727. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from MFS Tennessee Municipal Bond Fund were carried forward to align ongoing reporting of the fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of MFS Tennessee Municipal Bond Fund that have been included in the fund's Statement of Operations since October 1, 2021.
Assuming the acquisition had been completed on May 18, 2021 (the fund's commencement of operations), the fund's pro forma results of operations for the period ended March 31, 2022 are as follows:
Net investment income	$1,610,982
Net realized and unrealized gain (loss) on investments and foreign currency	(4,835,545)
Change in net assets from operations	$(3,224,563)
(10) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
47

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Municipal Series Trust and the Shareholders of MFS Municipal Intermediate Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Municipal Intermediate Fund (the “Fund”), including the portfolio of investments, as of March 31, 2022, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from May 18, 2021 (the commencement of the Fund’s operations) through March 31, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2022, and the results of its operations, the changes in its net assets, and the financial highlights for the period from May 18, 2021 (the commencement of the Fund’s operations) through March 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.
48

Report of Independent Registered Public Accounting Firm – continued
Our procedures included confirmation of securities owned as of March 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 13, 2022
We have served as the auditor of one or more of the MFS investment companies since 1924.
49

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of May 1, 2022, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEES
Michael W. Roberge (k) (age 55)	Trustee	January 2021	136	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022); President (until December 2018); Chief Investment Officer (until December 2018)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 67)	Trustee and Chair of Trustees	January 2009	136	Private investor	N/A
Steven E. Buller (age 70)	Trustee	February 2014	136	Private investor	N/A
John A. Caroselli (age 67)	Trustee	March 2017	136	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 67)	Trustee	January 2009	136	Private investor	N/A
Peter D. Jones (age 66)	Trustee	January 2019	136	Private investor	N/A
James W. Kilman, Jr. (age 61)	Trustee	January 2019	136	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)
50

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
Clarence Otis, Jr. (age 66)	Trustee	March 2017	136	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 66)	Trustee	May 2014	136	Private investor	N/A
Laurie J. Thomsen (age 64)	Trustee	March 2005	136	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director

Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
Christopher R. Bohane (k) (age 48)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel
Kino Clark (k) (age 53)	Assistant Treasurer	January 2012	136	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 55)	Assistant Treasurer	April 2017	136	Massachusetts Financial Services Company, Vice President (since March 2017); Deutsche Bank (financial services), Department Head - Treasurer's Office (until February 2017)
David L. DiLorenzo (k) (age 53)	President	July 2005	136	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 54)	Secretary and Clerk	April 2017	136	Massachusetts Financial Services Company, Executive Vice President and General Counsel (since March 2017); Harris Associates (investment management), General Counsel (until January 2017)
Brian E. Langenfeld (k) (age 49)	Assistant Secretary and Assistant Clerk	June 2006	136	Massachusetts Financial Services Company, Vice President and Senior Counsel
51

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
Rosa E. Licea-Mailloux(k) (age 45)	Chief Compliance Officer	March 2022	136	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022); Natixis Investment Managers (investment management), Funds Chief Compliance Officer, Deputy General Counsel & Senior Vice President (until 2018)
Amanda S. Mooradian (k) (age 43)	Assistant Secretary and Assistant Clerk	September 2018	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
Susan A. Pereira (k) (age 51)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Assistant General Counsel
Kasey L. Phillips (k) (age 51)	Assistant Treasurer	September 2012	136	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 47)	Assistant Secretary and Assistant Clerk	October 2014	136	Massachusetts Financial Services Company, Vice President and Assistant General Counsel
James O. Yost (k) (age 61)	Treasurer	September 1990	136	Massachusetts Financial Services Company, Senior Vice President
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed
52

Trustees and Officers - continued
terms. Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Kilman and Otis and Ms. Roepke are members of the Trust’s Audit Committee.
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.
The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245

Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116

Portfolio Manager(s)
Jason Kosty Megan Poplowski Geoffrey Schechter
53

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period since the fund's inception on May 18, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
54

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2022 income tax forms in January 2023. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $479,000 as capital gain dividends paid during the fiscal year.
Of the dividends paid from net investment income during the fiscal year, 98.87% is designated as exempt interest dividends for federal income tax purposes. If the fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.
55

Federal Tax Information (unaudited) - continued
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
56

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 800-225-2606 or go to mfs.com.
57

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
58

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

1(b):

Not applicable.

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the current Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, James Kilman, and Clarence Otis, Jr. and Ms. Maryanne L. Roepke, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller, Kilman, and Otis and Ms. Roepke are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to a series of the Registrant (each a “Fund” and collectively the “Funds”). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to the Fund’s investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended March 31, 2022 and 2021, audit fees billed to each Fund by Deloitte were as follows:

	Audit Fees
	2022	2021
Fees billed by Deloitte:
MFS Alabama Municipal Bond Fund	52,087	49,459
MFS Arkansas Municipal Bond Fund	52,087	49,459
MFS California Municipal Bond Fund	52,087	49,459
MFS Georgia Municipal Bond Fund	52,087	49,459
MFS Maryland Municipal Bond Fund	52,087	49,459
MFS Massachusetts Municipal Bond Fund	52,087	49,459
MFS Mississippi Municipal Bond Fund	52,087	49,459
MFS Municipal Income Fund	58,664	55,699
MFS Municipal Intermediate Fund**	30,800	N/A	**
MFS New York Municipal Bond Fund	52,087	49,459
MFS North Carolina Municipal Bond Fund	52,087	49,459
MFS Pennsylvania Municipal Bond Fund	52,087	49,459
MFS South Carolina Municipal Bond Fund	52,087	49,459
MFS Tennessee Municipal Bond Fund+	0	49,459
MFS Virginia Municipal Bond Fund	52,087	49,459
MFS West Virginia Municipal Bond Fund	52,087	49,459

Total	766,595	748,125

For the fiscal years ended March 31, 2022 and 2021, fees billed by Deloitte for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]			Tax Fees[2]			All Other Fees[3]
	2022	2021		2022	2021		2022	2021
Fees billed by Deloitte:
To MFS Alabama Municipal Bond Fund	0	0		7,065	6,724		0	0
To MFS Arkansas Municipal Bond Fund	0	0		7,065	6,724		0	0
To MFS California Municipal Bond Fund	0	0		7,065	6,724		0	0
To MFS Georgia Municipal Bond Fund	0	0		7,065	6,724		0	0
To MFS Maryland Municipal Bond Fund	0	0		7,065	6,724		0	0
To MFS Massachusetts Municipal Bond Fund	0	0		7,065	6,724		0	0
To MFS Mississippi Municipal Bond Fund	0	0		7,065	6,724		0	0
To MFS Municipal Income Fund	0	0		7,135	7,040		0	0
To MFS Municipal Intermediate Fund**	3,000	N/A	**	6,900	N/A	**	0	N/A	**
To MFS New York Municipal Bond Fund	0	0		7,065	6,724		0	0
To MFS North Carolina Municipal Bond Fund	0	0		7,065	6,724		0	0
To MFS Pennsylvania Municipal Bond Fund	0	0		7,065	6,724		0	0
To MFS South Carolina Municipal Bond Fund	0	0		7,065	6,724		0	0
To MFS Tennessee Municipal Bond Fund+	3,000	0		5,300	6,724		0	0
To MFS Virginia Municipal Bond Fund	0	0		7,065	6,974		0	0
To MFS West Virginia Municipal Bond Fund	0	0		7,065	6,724		0	0
Total fees billed by Deloitte to above Funds:	6,000	0		111,180	101,426		0	0

	Audit-Related Fees[1]			Tax Fees[2]			All Other Fees[3]
	2022	2021		2022	2021		2022	2021
Fees billed by Deloitte:
To MFS and MFS Related Entities of MFS Alabama Municipal Bond Fund*	0	0		0	0		5,390	5,390
To MFS and MFS Related Entities of MFS Arkansas Municipal Bond Fund*	0	0		0	0		5,390	5,390
To MFS and MFS Related Entities of MFS California Municipal Bond Fund*	0	0		0	0		5,390	5,390
To MFS and MFS Related Entities of MFS Georgia Municipal Bond Fund*	0	0		0	0		5,390	5,390
To MFS and MFS Related Entities of MFS Maryland Municipal Bond Fund*	0	0		0	0		5,390	5,390
To MFS and MFS Related Entities of MFS Massachusetts Municipal Bond Fund*	0	0		0	0		5,390	5,390
To MFS and MFS Related Entities of MFS Mississippi Municipal Bond Fund*	0	0		0	0		5,390	5,390
To MFS and MFS Related Entities of MFS Municipal Income Fund*	0	0		0	0		5,390	5,390
To MFS and MFS Related Entities of MFS Municipal Intermediate Fund***	0	N/A	**	0	N/A	**	5,390	N/A	**
To MFS and MFS Related Entities of MFS New York Municipal Bond Fund*	0	0		0	0		5,390	5,390
To MFS and MFS Related Entities of MFS North Carolina Municipal Bond Fund*	0	0		0	0		5,390	5,390
To MFS and MFS Related Entities of MFS Pennsylvania Municipal Bond Fund*	0	0		0	0		5,390	5,390
To MFS and MFS Related Entities of MFS South Carolina Municipal Bond Fund*	0	0		0	0		5,390	5,390
To MFS and MFS Related Entities of MFS Tennessee Municipal Bond Fund*+	0	0		0	0		5,390	5,390
To MFS and MFS Related Entities of MFS Virginia Municipal Bond Fund*	0	0		0	0		5,390	5,390
To MFS and MFS Related Entities of MFS West Virginia Municipal Bond Fund*	0	0		0	0		5,390	5,390

	Aggregate fees for non-audit services
	2022	2021
Fees billed by Deloitte:
To MFS Alabama Municipal Bond Fund, MFS and MFS Related Entities#	12,455	555,864
To MFS Arkansas Municipal Bond Fund, MFS and MFS Related Entities#	12,455	555,864
To MFS California Municipal Bond Fund, MFS and MFS Related Entities#	12,455	555,864
To MFS Georgia Municipal Bond Fund, MFS and MFS Related Entities#	12,455	555,864
To MFS Maryland Municipal Bond Fund, MFS and MFS Related Entities#	12,455	555,864
To MFS Massachusetts Municipal Bond Fund, MFS and MFS Related Entities#	12,455	555,864
To MFS Mississippi Municipal Bond Fund, MFS and MFS Related Entities#	12,455	555,864
To MFS Municipal Income Fund, MFS and MFS Related Entities#	12,525	556,180
To MFS Municipal Intermediate Fund, MFS and MFS Related Entities#**	15,290	N/A	**
To MFS New York Municipal Bond Fund, MFS and MFS Related Entities#	12,455	555,864
To MFS North Carolina Municipal Bond Fund, MFS and MFS Related Entities#	12,455	555,864
To MFS Pennsylvania Municipal Bond Fund, MFS and MFS Related Entities#	12,455	555,864
To MFS South Carolina Municipal Bond Fund, MFS and MFS Related Entities#	12,455	555,864
To MFS Tennessee Municipal Bond Fund, MFS and MFS Related Entities#+	13,690	555,864
To MFS Virginia Municipal Bond Fund, MFS and MFS Related Entities#	12,455	556,114
To MFS West Virginia Municipal Bond Fund, MFS and MFS Related Entities#	12,455	555,864

**	MFS Municipal Intermediate Fund commenced investment operations on May 18, 2021.
+	MFS Tennessee Municipal Bond Fund was reorganized into the MFS Municipal Intermediate Fund, a series of MFS Municipal Series Trust, as of October 2021.
*

This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

#	This amount reflects the aggregate fees billed by Deloitte, as the case may be, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]	The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of each series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto as EX-99.COE.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: May 13, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: May 13, 2022

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 13, 2022

*	Print name and title of each signing officer under his or her signature.